As filed with the Securities and Exchange Commission on April 24, 2026
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 8 (File No. 333-230375)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 127 (File No. 811-07623)	[X]
(Check appropriate box or boxes)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

RiverSource Life Insurance Co. of New York
(Name of Depositor)
20 Madison Avenue Extension, Albany, NY 12203
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2026 pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterize the Registrant:
[]	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
[]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
[]
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

[]	Insurance Company relying on Rule 12h-7 under the Exchange Act
[]	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A.

Prospectus
May 1, 2026
RiverSource®
RAVA 5 Advantage® Variable Annuity
(Offered for contract applications signed on or after April 29, 2019)
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY) 20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251
ameriprise.com/variableannuities RiverSource of New York Variable Annuity Account
Service Center:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
70500 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-541-2251 ameriprise.com/variableannuities
This prospectus contains information that you should know before investing in the RAVA 5 Advantage contract offered for contract applications signed on or after April 29, 2019 (Contract), individual flexible premium deferred combination fixed/variable annuity contracts issued by RiverSource Life Insurance Co. of New York (“RVS Life of NY”, “we”, “us” and “our”). The Contract offers seven-year and ten-year surrender charge schedules. The information in this prospectus applies to all contracts unless stated otherwise. All material terms and conditions of the contracts, including distribution channels, are described in this prospectus.
The contract allows you to invest your money in (i) available subaccounts investing in shares of underlying funds, each of which has a particular investment objective, investment strategies, fees and expenses; or (ii) the regular fixed account and special dollar cost averaging (“Special DCA”) fixed account which earns fixed interest at rates that we adjust periodically and declare when you make an allocation to that account. Additional information regarding each investment option is provided in Appendix A – Investment Options Available Under the Contract.
The contract is a complex investment and involves risks, including loss of principal. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Surrenders could result in surrender charges, taxes, and tax penalties. Surrenders from the contract could also reduce the amount of certain optional benefits by more than the dollar amount of the surrender, and such reductions could be significant.
An investment in the contract is subject to the risks related to RVS Life of NY. Any obligations under the contract that exceed the assets of the separate account are subject to our financial strength and claims-paying ability.
The contracts are no longer available for new purchases. These contracts are no longer being sold and this prospectus is designed for current contract owners. In addition, you should note that your contract features and charges may vary depending on the date on which you purchased your contract.
For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 1

2 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 3

Key Terms
These terms can help you understand details about your Contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your Contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the Contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time. The contract value is the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account and contract value in the Variable Account.
Contract year: A period of 12 months, starting on the effective date of your Contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Good order: We cannot process your transaction request relating to the Contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the Contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all Contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•
Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Internal Revenue Code of 1986 (the Code)
•
Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•
SIMPLE IRAs under Section 408(p) of the Code
•
Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

4 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•
Tax-Sheltered Annuities (TSAs) under section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral because it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your Contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.
Separate Account: An insulated segregated account, the assets of which are invested solely in an underlying Fund. We call this the Variable Account.
Service Center: Our department that processes all transaction and service requests for the Contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your Contract. It is the Contract value immediately prior to the surrender, minus any applicable charges.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Refers to the RiverSource of New York Variable Annuity Account, a Separate Account established to hold Contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 5

Overview of the Contract
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments.
We no longer offer new contracts. However, you may have the option of making additional purchase payments in the future, subject to certain limitations.
The contract offers various optional features and benefits that may help you achieve financial goals.
It may be appropriate for you if you have a long-term investment horizon and your financial goals are consistent with the terms and conditions of the contract.
It is not intended for investors whose liquidity needs require frequent withdrawals in excess of free amount. If you plan to manage your investment in the contract by frequent or short-term trading, the contract is not suitable for you.
Phases of the Contract:
The contract has two phases: the Accumulation Phase and the Income Phase.
Accumulation Phase. During the Accumulation Phase, you make purchase payments by investing in: available Subaccounts, each of which has a particular investment objective, investment strategies, fees and expenses; the regular Fixed Account and Special DCA Fixed Account which earn interest at rates that we adjust periodically and declare when you make an allocation to that account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract (including any death benefit riders) will no longer be in force and the contract will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract.
A list of investment options and additional information regarding each investment option available under the contract is provided in Appendix A – Investment Options Available Under the Contract.
If you have a Guaranteed Withdrawal Benefit rider, you can withdraw a guaranteed amount from the contract during the Accumulation Phase. The amount of money you accumulate under your contract depends (in part) on the performance of the Subaccounts you choose or the rates you earn on allocations to the regular Fixed Account and Special DCA Fixed Account. You may transfer money between investment options during the Accumulation Phase, subject to certain restrictions. Your contract value impacts the value of your contract’s benefits during the Accumulation Phase, including any optional benefits, as well as the amount available for withdrawal, annuitization and death benefits.
Income Phase. The Income Phase begins when you (or your beneficiary) choose to annuitize the contract. You can apply your contract value (less any applicable charges) to an annuity payout plan that begins on the annuitization start date or any other date you elect. You may choose from a variety of plans that can help meet your retirement or other income needs. We can make payouts on a fixed or variable basis, or both. You cannot take withdrawals of contract value or surrender the contract during the Income Phase.
All optional death and living benefits terminate after the annuitization start date unless you chose the lifetime benefit under the Guaranteed Withdrawal Benefit rider on the scheduled annuitization start date.
Contract features:
•
Death Benefits. If you die during the Accumulation Phase, we will pay a death benefit to your beneficiary or beneficiaries. The contract includes a standard death benefit at no additional charge. You may be able to elect (or may have elected) one of the optional death benefits under the contract for an additional fee. Death benefits must be elected at the time that the contract is purchased. Each optional death benefit is designed to provide a greater amount payable upon death. After the death benefit is paid, the contract will terminate.
•
Optional Living Benefits. You may have elected one of the optional living benefits under the contract for an additional fee. Guaranteed Withdrawal Benefit riders are designed to provide a guaranteed income stream that may last as long as you live, subject to you following the rules of the rider. Accumulation Protector Benefit rider is designed to provide a guaranteed contract value at the end of a specified Waiting Period.
•
Surrenders. You may surrender all or part of your contract value at any time during the Accumulation Phase. If you request a full surrender, the contract will terminate. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to reaching age 59½) and may have other tax consequences. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.
•
Tax Treatment. You can transfer money between Subaccounts and the regular Fixed Account without tax implications, and earnings (if any) on your investments are generally tax-deferred. Generally, earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.

6 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Additional Services:
•
Dollar Cost Averaging Programs. Automated Dollar Cost Averaging allows you, at no additional cost, to transfer a set amount monthly between Subaccounts or from the regular Fixed Account to one or more eligible Subaccounts. Special Dollar Cost Averaging (Special DCA), only available for new purchase payments, allows the systematic transfer from the Special DCA Fixed Account to one or more eligible Subaccounts over a 6 or 12 month period.
•
Asset Rebalancing. Allows you, at no additional cost, to automatically rebalance the Subaccount portion of your contract value on a periodic basis.
•
Income Guide. An optional service, currently offered without charge, which provides reporting and monitoring of withdrawals you take from your contract.
•
Automated Partial Surrenders. An optional service allowing you to set up automated partial surrenders from the regular fixed account, Special DCA fixed account or the Subaccounts.
•
Electronic Delivery. You may register for the electronic delivery of your current prospectus and other documents related to your contract.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 7

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. This contract has two surrender charge options. You may select either a seven-year or ten-year surrender charge schedule at the time of application. If you select a seven-year surrender charge schedule and you withdraw money during the first seven years from date of each purchase payment, you may be assessed a surrender charge of up to 7% of the purchase payment withdrawn. If you select a ten-year surrender charge schedule and you withdraw money during the first ten years from date of each purchase payment, you may be assessed a surrender charge of up to
8% of the purchase payment withdrawn.
For example, if you select a seven-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to
$7,000 on a $100,000 investment. If you select a ten-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Fee Table and Examples Charges and Adjustments – Transaction Expenses – Surrender Charge
Are There Transaction Charges?	No. Other than surrender charges, we do not assess any transaction charges.

8 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by surrender charge option chosen, Contract duration and size of Contract value)	0.96%	1.11%
	Fund options (Funds fees and expenses)(2)	0.39%	2.32%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	2.00%
(1) As a percentage of average daily contract value in the Variable Account. Includes the
Mortality and Expense Fee and contract administrative charge.
2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily Contract value in the Variable Account. The Maximum is a percentage of the greater of Contract value or Minimum Contract Accumulation Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,352	Highest Annual Cost: $3,868
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

	RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.			Principal Risks of Investing in the Contract

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 9

	RISKS	Location in Statutory Prospectus
Is This a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract has surrender charges that may apply for the first seven or ten years after each purchase payment. The surrender charges may reduce the value of your Contract if you withdraw money during the surrender charge period. Surrenders may also reduce or terminate
Contract guarantees.
•Surrenders may also be subject to taxes and tax penalties.
•The benefits of tax deferral, long-term income, and optional living benefit guarantees mean the Contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract Charges and Adjustments – Transaction Expenses – Surrender Charge
What Are the Risks Associated With the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including any Fixed Account investment options)
has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract The Variable Account and the Funds The Fixed Account
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life, including our financial strength ratings, is available by contacting us at
1-800-862-7919.
Principal Risks of Investing in the Contract The General Account
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
•Subject to certain restrictions, you may transfer your Contract value among the Subaccounts without charge at any time before the
annuitization start date, and once per Contract year after the annuitization start date.
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments Optional Benefits – Investment Allocation Restrictions for Certain Benefit Riders

10 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

	RESTRICTIONS	Location in Statutory Prospectus
Are There Any Restrictions on Contract Benefits?
Yes.
•Certain optional benefits limit or restrict the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.
•Certain optional benefits may limit subsequent purchase payments.
•Withdrawals in excess of the amount allowed under certain optional benefits may substantially reduce the benefit or even terminate the benefit.
•We may stop offering an optional benefit at any time for new sales.

Buying Your
Contract –
Purchase
Payments
Optional
Benefits –
Investment
Allocation
Restrictions for
Certain Benefit
Riders
Optional
Benefits –
Important
SecureSource
Series Rider
Considerations
Appendix B: Funds
Available Under
the Optional
Benefits Offered
Under the
Contract

TAXES
What Are the Contract’s Tax Implications?
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your Contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Should I Exchange My Contract?
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 11

Fee Table and Examples
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the Contract. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract.

Transaction Expenses

Surrender Charges
Surrender charges (as a percentage of purchase payments surrendered)(1)	Seven-year	Ten-year
Maximum	7%	8%

(1)
You select either a seven-year or ten-year surrender charge schedule at the time of application. For the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.

Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7 +	0	7	3
		8	2
		9	1
		10 +	0
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge*	Maximum: $50	Current: $50 (1)
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.
Base Contract Expenses*
(as a percentage of average daily contract value in the Variable Account)
Base Contract Expenses
RAVA 5 Advantage with ten-year surrender charge schedule	Maximum/Current: 0.95%
RAVA 5 Advantage with seven-year surrender charge schedule**	Maximum/Current: 1.10%
* Base Contract Expenses are called Mortality and Expense Risk Fee in the Contract and elsewhere in this prospectus.
** After the 10th contract anniversary, the Mortality and expense risk fee is 0.95%.
Optional Benefit Expenses
Optional Death Benefits
You may select one of the following optional death benefit riders for an additional fee.
ROPP Death Benefit	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%

12 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

(as a percentage of average daily contract value in the Variable Account)
If you choose one of the above optional death benefits, we will add the rider fee to your mortality and expense risk fee.
SecureSource LegacySM benefit rider fee (available for contract applications signed on or after 5/4/2020)	Maximum: 0.50%	Current: 0.35%(2)
SecureSource LegacySM benefit rider fee (available for contract applications signed prior to 5/4/2020)	Maximum: 0.40%	Current: 0.25%(2)
(Charged annually on the contract anniversary. The charge is calculated by multiplying the annual rider fee by the greater of the SecureSource Legacy Death Benefit amount or the contract value)
Optional Living Benefits(3)
Available for contract applications signed on or after 5/3/2021
SecureSource Tempo NY SM– Single life rider fee	Maximum: 2.50%
SecureSource Tempo NYSM – Joint life rider fee	Maximum: 2.50%

Available for contract applications signed on or after 5/3/2021 and prior to 1/1/2022
SecureSource Core 2 NYSM – Single life rider fee	Maximum: 2.50%
SecureSource Core 2 NY SM – Joint life rider fee	Maximum: 2.50%
SecureSource5NY®– Single life rider fee	Maximum: 2.50%
SecureSource5NY ® – Joint life rider fee	Maximum: 2.50%
SecureSource5Plus NY ® – Single life rider fee	Maximum: 2.50%
SecureSource5Plus NY ® – Joint life rider fee	Maximum: 2.50%

Available for contract applications signed prior to 5/3/2021
SecureSource Core NY SM – Single life rider fee	Maximum: 2.25%
SecureSource Core NY SM – Joint life rider fee	Maximum: 2.25%
SecureSource 4 NY®– Single life rider fee	Maximum: 2.25%
SecureSource 4 NY® – Joint life rider fee	Maximum: 2.25%
SecureSource4Plus NY® – Single life rider fee	Maximum: 2.25%
SecureSource4Plus NY ® – Joint life rider fee	Maximum: 2.25%

Available for contract applications signed prior to 3/30/2020
SecureSource Core Plus NY SM – Single life rider fee	Maximum: 2.75%
SecureSource Core Plus NY SM – Joint life rider fee	Maximum: 2.75%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
Accumulation Protector Benefit® (APB®) rider fee (available for contract applications signed prior to 3/30/2020)	Maximum: 2.00%	Current: 1.30%(4)
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
(1)
For contract applications signed prior to 5/4/2020, the contract administrative charge is $30 through the later of the first contract anniversary and 7/30/2020. Thereafter the contract administrative charge is $50.
(2)
The Current fee can increase up to the Maximum fee for existing and new contract owners. Currently the fee does not vary with the investment option selected (see “SecureSource Legacy Benefit Rider Charge”).
(3)
The Current rider fee will be less than or equal to the stated Maximum. The Current rider fee for the SecureSource series riders is disclosed in a Rate Sheet Prospectus Supplement attached to this prospectus. (see Appendix G: Prospectus Rate Sheet supplements for rates applicable to your contract). Rate Sheet Prospectus Supplement is available on the Edgar system at (File 333 -229361).www.sec.gov
(4)
For contract applications signed prior to 10/26/2019, the current annual rider fee is 1.15%. The annual rider fees for elective step up (including elective spousal continuation step up) requests are stated below;

Elective step up date (Applications signed on/after 10/28/2019)	Maximum annual rider fee	Annual rider fee
Prior to 9/1/2020	2.00%	1.30%
9/1/2020 and later	2.00%	2.00%

Elective step up date (Applications signed prior to 10/28/2019)	Maximum annual rider fee	Annual rider fee
Prior to 9/1/2020	2.00%	1.15%
9/1/2020 and later	2.00%	2.00%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 13

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of investment options available under the contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses(1)

Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.39	2.32
(1)
Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in the contract. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Fund expenses.
These examples assume that you invest $100,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual Contract Expenses reflecting the maximum charges, Annual Fund Expenses* and optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual Contract Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected. Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses. These examples assume that you select optional SecureSource Legacy benefit rider and SecureSource Core Plus NY rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
* Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$11,626	$19,859	$27,676	$49,382	$4,326	$13,402	$23,026	$49,332
With a seven-year surrender charge schedule	10,862	19,368	27,460	50,595	4,479	13,853	23,760	50,545
Minimum Expenses. These examples assume that you have the Standard Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$8,910	$11,322	$12,434	$16,258	$1,374	$4,272	$7,384	$16,208
With a seven-year surrender charge schedule	8,117	10,793	12,235	17,735	1,527	4,743	8,185	17,685
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

14 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Principal Risks of Investing in the Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral , long-term income, and the option to purchase a living benefit mean that this contract is more beneficial to investors with a long-term investment horizon.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant surrender charge, depending on the option you select.  If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. A total withdrawal (surrender) will result in the termination of your contract.
Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and do not use it  and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect certain optional benefits under the contract, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional living and death benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
Contract Changes Risk. We reserve the right to make certain changes in the future, subject to applicable law. We reserve the right to (i) limit transfers to the regular fixed account, or (ii) change the percentage allowed to be transferred from the regular fixed account. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. For certain optional living benefits, we also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option)  are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 15

Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including your information we hold; and
•
denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
The Variable Account and the Funds
The Variable Account: The Variable Account was established under New York law on April 17, 1996. The Variable Account, consisting of subaccounts, is registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.
The Variable Account meets the definition of a separate account under federal securities laws. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of RiverSource Life of NY’s other assets. The Variable Account’s assets are held separately from RiverSource Life of NY’s assets and are not chargeable with liabilities incurred in any other business of RiverSource Life of NY.  RiverSource Life of NY is obligated to pay all amounts promised to contract owners under the contracts. The Variable Account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contract currently offers Subaccounts investing in shares of the Funds. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. Information regarding each Fund, including (i) its name, (ii) its investment objective, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance may be found in Appendix A to this prospectus.
Please read the Funds’ prospectuses carefully for facts you should know before investing. These prospectuses containing more detailed information about the Funds are available by contacting us at 70100 Ameriprise Financial Center, Minneapolis, MN 55474, telephone: 1-800-862-7919, website: Ameriprise.com/variableannuities.
•
Investment objectives: The investment managers and advisers cannot guarantee that the Funds will meet their investment objectives.
•
Fund name and management: An underlying Fund in which a Subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded

16 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•
Eligible purchasers: All Funds are available to serve as underlying funds for variable annuities and variable life insurance policies. The Funds are not available to the public (see “Fund name and management” above). Some Funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the Funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each Fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate Fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate Funds. Please refer to the Funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each Fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•
Asset allocation programs may impact Fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a Fund in which your Subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a Fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the Fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A Fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the Funds.
•
Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each Fund and the contract charges we impose. We select the underlying funds in which the Subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which Funds to retain in a contract, which Funds to add to a contract and which Funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to Fund performance, Fund expenses, classes of Fund shares available, size of the Fund and investment objectives and investing style of the Fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other Funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation of a Fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the Fund and support of marketing and distribution expenses incurred with respect to the Fund.
•
Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•
Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the Funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 17

•
Revenue we receive from the Funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a Subaccount invests in a Fund, the Fund holds a single account in the name of the Variable Account. As such, the Variable Account is actually the shareholder of the fund. We, through our Variable Account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the Funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the Subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our Variable Account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the Funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the Funds. In addition to these payments, the Funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the Funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the Funds. These fees are deducted from the assets of the Funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by Fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the Funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a Fund or its affiliate may create an incentive for us to include that Fund as an investment option and may influence our decision regarding which Funds to include in the Variable Account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer Funds managed by our affiliate Columbia Management. We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the Funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the Funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including but not limited to expense payments and non-cash compensation, for various purposes:
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Compensating, training and educating financial advisors who sell the contracts.
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Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
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Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and financial advisors.
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Providing sub-transfer agency and shareholder servicing to contract owners.
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Promoting, including and/or retaining the Fund’s investment portfolios as underlying Funds in the contracts.
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Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
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Furnishing personal services to contract owners, including education of contract owners regarding the Funds, answering routine inquiries regarding a Fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•
Subaccounting services, transaction processing, recordkeeping and administration.

18 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•
Compensation paid out of 12b-1 fees that are deducted from Fund assets.
•
Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
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Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We receive this revenue in the form of a cash payment.
•
Compensation paid out of 12b-1 fees that are deducted from Fund assets.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 19

The General Account
The general account includes all assets owned by RiverSource Life of NY, other than those in the Variable Account and our other separate accounts. Subject to applicable New York state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. These guarantees are subject to the claims-paying ability and financial strength of RiverSource Life of NY. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by contract issue year, but it will be shown on your Contract Data page and will not be lower than the minimum allowed under state law. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of RiverSource Life of NY. Information regarding each fixed account option, including (i) its name, (ii) its terms, and (iii) its historical guaranteed minimum interest rates may be found in the Appendix A to this prospectus.
One year after receipt of each purchase payment or transfer, the rate for the payment or transfer amount, and its accumulated interest, may change. Interest will accrue at revised rates determined by us and at our discretion. These rates may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company’s revenues and expenses. However, the rate will never be less than the fixed account minimum interest rate required under state law. Your interest rate for each purchase payment or transfer will never change more frequently than annually.
Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
The Regular Fixed Account
Unless you have elected a living benefit rideror SecureSource Legacy Benefit, you also may allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract – Transfer Policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer

20 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
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for the Special DCA fixed account and the regular fixed account; and
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for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•
the Special DCA fixed account for a six-month term;
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the Special DCA fixed account for a twelve-month term;
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the approved investment options for the SecureSource Legacy benefit rider or one of the SecureSource series riders and APB riders;
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unless you have elected one of the optional living benefit ridersor SecureSource Legacy Benefit, to the regular fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if a living benefit rider or the SecureSource Legacy benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider or the SecureSource Legacy benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer Policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six-month term.
How Special Dollar-Cost Averaging Works
By spreading the investment over the term of the Special DCA		Date	Special DCA Balance	Portion Transferred	Amount Transferred	Accumulation unit value	Number of units purchased
you automatically buy more units when the per unit market price is low		Jan 15th	$5,000.00
		Jan 16th	5,000.14	1/6	$833.36	$18	46.30
	→	Feb 16th	4,170.30	1/5	834.06	15	55.60
and fewer units when the per unit market price is high.		Mar 16th	3,338.79	1/4	834.70	19	43.93
		April 16th	2,506.20	1/3	835.40	17	49.14
	→	May 16th	1,672.17	1/2	836.09	21	39.81
		Jun 16th	836.79	1/1	836.79	20	41.84
You paid an average price of $18.11 per unit over the 6 months, while the average market price actually was $18.33.
Buying Your Contract
New contracts as described in this prospectus are not currently being offered.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 21

The Contract offers a choice of a seven-year or ten-year surrender charge schedule and mortality and expense risk fees that vary by surrender charge schedule. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your Contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the Contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a Contract if you are 90 or younger.
When you applied, you may have selected among the following:
•
the regular fixed account, subaccounts and/or the Special DCA fixed account in which you want to invest;
•
how you want to make purchase payments;
•
a beneficiary;
•
the length of the surrender charge period (seven or ten years);
•
one of the following optional death benefit riders:
•
ROPP Death Benefit (available if you are age 80 or older);
•
MAV Death Benefit; or
•
5-Year MAV Death Benefit;
•
an additional optional death benefit:
•
SecureSource Legacy Benefit;
•
one of the following optional living benefit riders:
•
For Contracts with applications signed on or after 5/3/2021:
•
SecureSource Tempo NY;
•
For Contracts with applications signed on or after 5/3/2021 but prior to 1/1/2022:
•
SecureSource Core 2 NY;
•
SecureSource 5 NY; or
•
SecureSource 5 Plus NY.
•
For Contracts with applications signed prior to 5/3/2021:
•
SecureSource Core NY;
•
SecureSource 4 NY; or
•
SecureSource 4 Plus NY.
•
For Contracts with applications signed prior to 3/30/2020:
•
Accumulation Protector Benefit; or
•
SecureSource Core Plus NY.
We restrict investment options if you select the SecureSource series riders, SecureSource Legacy benefit rider or APB rider and you are required to allocate your purchase payments and Contract value to the approved investment options, as described in the “Investment Allocation Restrictions for Certain Benefit Riders” section in this prospectus.
The Contract provides for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the Contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. (See “Purchase Payments.”)
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your application, we will send you a Contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit eligible additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation

22 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your Contract under a scheduled payment plan. You must make an initial purchase payment of $1,000 or $2,000 depending on the tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to our Service Center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Contract Exchanges
You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Generally, you can exchange one nonqualified annuity for another or for a qualified long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one nonqualified annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for a nonqualified annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on the new contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into the new contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for the new contract or buy the new contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
Purchase Payments
Purchase payment amounts and purchase payment timing may be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start. For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
Qualified annuities	$1,000
Nonqualified annuities	$2,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 23

According to Our current administrative practice, the Maximum Total Purchase Payments may be higher than shown above and may vary by age and contract year. Contact Your advisor or Our Service Center for the current Maximums.
*
If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**
These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
Additional purchase payment restrictions for contracts with the SecureSource series rider
The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.
For contracts with applications signed before 3/30/2020: No additional purchase payments will be allowed except for certain purchase payments for qualified annuities:
Current tax year contributions for Tax Sheltered Annuities (TSA) under Section 403(b) of the Internal Revenue Code of 1986 (the Code) and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the Internal Revenue Service (IRS).
Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSA and 401(a). This annual limit applies to Individual Retirement Accounts (IRAs), Roth IRAs, SIMPLE IRAs and Simplified Employee Pension IRA (SEP) plans.
We are waiving only the $100,000 total additional purchase payment restriction for qualified annuities until further notice.
For contract with applications signed on or after 3/30/2020: These restrictions are being waived until further notice and We will accept additional purchase payments up to the maximum purchase payments permitted.
These riders also prohibit additional purchase payments if:
(1)
you decline any increase to the annual rider fee, or
(2)
for the SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY riders, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band.
(3) for the SecureSource Core 2 NY, SecureSource Core NY and SecureSource Core Plus NY, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Current Annual Payment.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up. Additional purchase payments are also limited to $100,000; however, this restriction is currently being waived until further notice.
Additional purchase payment restrictions for contracts with the SecureSource Legacy benefit rider
The rider prohibits additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000; however, these restrictions are currently being waived until further notice.
How to Make Purchase Payments

1 Electronically
Our Service Center or your financial advisor can help you to move money electronically.
You can use the secure site at Ameriprise.com or the Ameriprise Financial app if you are an Ameriprise client.

24 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

2 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
Limitations on Use of Contract
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•
no earlier than 13 months after the contract’s effective date; and no later than
•
the owner’s 95th birthday or the tenth contract anniversary, if later,
•
or such other date as agreed to by us but not later than the owner’s 105th birthday.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made (see “The Annuity Payout Period – Annuity Payout Plans”).
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see "SecureSource Tempo NY/SecureSource Core 2 NY/SecureSource 5 NY/SecureSource 5 Plus NY/SecureSource Core NY/SecureSource Core Plus NY/SecureSource 4 NY/SecureSource 4 Plus NY —  Other Provisions” section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the Variable Account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series riders — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 25

Charges and Adjustments
Transaction Expenses
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge from the contract value that is surrendered. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. The surrender charge helps us cover sales and distribution expenses. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series rider. Contract earnings are defined as contract value (the sum of the contract value in the Regular fixed account, contract value in the Special DCA fixed account and contract value in the Variable Account), less purchase payments not previously surrendered, but not less than zero.
Contract without SecureSource series rider
The FA is the greater of:
•
10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•
current contract earnings.
During the first contract year, the FA is the greater of:
•
10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•
current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•
10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•
current contract earnings; or
•
the Remaining Annual Payment.
During the first contract year, the FA is the greatest of:
•
10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•
current contract earnings; or
•
the Remaining Annual Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.
First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.
Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.
Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

26 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage and then adding the total surrender charges. For more information on how these charges are calculated, see Appendix C.
The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected, as shown in the table below:
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7 +	0	7	3
		8	2
		9	1
		10 +	0
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge, will equal the amount you request.
For an example, see Appendix C.
Fixed payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts:
If you elect an annuity payout plan on a fixed basis and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*
We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 27

Waiver of surrender charges
We do not assess surrender charges for:
•
surrenders each year that represent the total free amount for that year;
•
required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•
amounts applied to an annuity payment plan (Exception: As described above, if you elect an annuity payout plan with guaranteed payouts and you choose later to surrender the value of your remaining annuity guaranteed payments, we will assess a surrender charge.);
•
surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law. Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•
amounts we refund to you during the free look period; and
•
death benefits.
Contingent events
•
Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•
Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 ½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Annual Contract Expenses
Base Contract Expenses
Base Contract Expenses consist of the contract administrative charge and mortality and expense risk fee.
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $50* from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.
*
For contracts with applications signed before 5/4/2020, the contract administrative charge is $30 through the later of the first contract anniversary and 7/30/20. Thereafter the contract administrative charge is $50.
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts as a percentage of the daily contract value in the variable account. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. The fees listed below are the current fees and they cannot be changed.

28 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The mortality and expense risk fee you pay is based on the surrender charge schedule that applies to your contract, by contract year if you elect a seven-year surrender charge schedule, and if you select an optional death benefit rider.
RAVA 5 Advantage with ten-year surrender charge schedule	Maximum/Current: 0.95%
RAVA 5 Advantage with seven-year surrender charge schedule*	Maximum/Current: 1.10%
*After the 10th contract anniversary, the Mortality and expense risk fee is 0.95%.
You may select one of the following optional death benefit riders for an additional fee. The optional rider fee will be added to your mortality and expense risk fee.
ROPP Death Benefit(1)	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%
 (1)
Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not have a life contingent payment.
Expense risk arises because we cannot increase the contract administrative charge (except for contracts with contract value of $50,000 or more, where we reserve the right to charge a contract administrative change up to $20 after the first contract anniversary) and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•
first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•
then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge discussed in the “Charges and Adjustments – Transaction Expenses – Surrender Charge”, will cover sales and distribution expenses in full.
Optional Benefit Charges
Optional Living Benefit Charges
SecureSource Series Rider Charge
We deduct an annual charge for this optional feature only if you select one of the SecureSource series riders. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplements. (see Appendix G: Prospectus Rate Sheet supplements for rates applicable to your contract)
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any Annual Credit or before any Returns Linked Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable Subaccounts but not the fixed account in the same proportion as your interest in each bears to your total Variable Account value.
Once you elect the SecureSource series rider, you may not cancel it (except as described later), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 29

Currently the SecureSource series rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The rider fee will not exceed the maximum as shown in the table below:
SecureSource series rider (Available for contract applications signed on or after 5/3/2021)	Guaranteed Maximum Fee
	Single Life rider	Joint Life Rider
SecureSource Tempo NY	2.50%	2.50%

SecureSource series rider (Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022 )	Single Life rider	Joint Life Rider
SecureSource Core 2 NY	2.50%	2.50%
SecureSource 5 NY	2.50%	2.50%
SecureSource 5 Plus NY	2.50%	2.50%

SecureSource series rider (Available for contract applications signed prior to 5/3/2021)	Single Life rider	Joint Life Rider
SecureSource Core NY	2.25%	2.25%
SecureSource 4 NY	2.25%	2.25%
SecureSource 4 Plus NY	2.25%	2.25%

SecureSource series rider (Available for contract applications signed prior to 3/30/2020)	Single Life rider	Joint Life Rider
SecureSource Core Plus NY	2.75%	2.75%
The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to the maximum fee. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)
You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)
all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)
any ability to make additional purchase payments,
(iii)
any future Annual Credits (Returns-linked Credits for SecureSource Tempo NY), and the Credit Base will be permanently set to zero,
(iv)
any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(v)
For SecureSource Core Plus NY rider only, any future Base Doubler adjustment and the Base Doubler will be permanently set to zero.
(B)
You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource series rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current initial annual rider fee is 1.30%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits – Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value.

30 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The following describes how your annual rider fee may change:
1.
We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice. Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected.
2.
We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
*
For contract applications signed prior to 10/28/2019, the current initial annual rider fee is 1.15%.
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed on or after 10/28/2019:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 09/01/2020	2.00%	1.30%
09/01/2020 and later	2.00%	2.00%
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed prior to 10/28/2019:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 09/01/2020	2.00%	1.15%
09/01/2020 and later	2.00%	2.00%
Optional Death Benefit Rider Charge
SecureSource Legacy Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contracts with applications signed on or after 5/4/2020, the current annual rider fee is 0.35%. For contracts with applications signed prior to 5/4/2020, the current annual rider fee is 0.25%.
We prorate this charge among the variable subaccounts, but not the fixed account, in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
The charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the SecureSource Legacy benefit amount or the contract value.
For contracts with applications signed on or after 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.50%. For contracts with applications signed prior to 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.40%.
Currently the SecureSource Legacy benefit rider fee does not vary with the investment option selected; however, we may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 31

If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for that contract year only, adjusted for the number of calendar days each fee was in effect.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Valuing Your Investment
We value your accounts as follows:
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•
the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;
•
plus interest credited;
•
minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
•
minus any prorated portion of the contract administrative charge.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•
adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•
dividing that sum by the previous adjusted net asset value per share; and
•
subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•
additional purchase payments you allocate to the subaccounts;
•
transfers into or out of the subaccounts;
•
partial surrenders;
•
surrender charges;

32 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

and a deduction of a prorated portion of:
•
the contract administrative charge;
•
the SecureSource Legacy Benefit rider charge;
•
the SecureSource series rider charge; or
•
Accumulation Protector Benefit rider charge.
Accumulation unit values will fluctuate due to:
•
changes in fund net asset value;
•
fund dividends distributed to the subaccounts;
•
fund capital gains or losses;
•
fund operating expenses; and/or
•
mortality and expense risk fees.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 33

Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
Contracts issued with the SecureSource Tempo NY rider have different rebalancing rules. (See “Investment Allocation Restrictions for Certain Benefit Riders – Investment Allocation Restrictions for the SecureSource Tempo NY Rider – Rebalancing for Investment Path 2”)
The Income GuideSM Program
Effective 7/1/2026, Income Guide is no longer available and You will not be able to enroll in the program. If You are currently enrolled in Income Guide, You can continue using the program. However, if You cancel the Income Guide program (or the program is automatically cancelled for one of the reasons listed below), You will not be able to enroll in the program again.
Income Guide is an optional service available without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.

34 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.
The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund charge assumptions other than an assumed mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)
the age of the participant, (the age of the younger participant under the Joint Option);
(2)
the contract value;
(3)
Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 85% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC (“AFS”) which is our affiliate and we only currently offer variable annuity contracts through AFS. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)
One of the Income Guide participants must be an owner or annuitant under the contract.
(2)
Your contract cannot be a beneficially owned IRA.
(3)
You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)
If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 35

(5)
Your contract cannot have any active or deemed loans on it.
(6)
Your contract must have an Ameriprise advisor registered with AFS assigned as the agent of record on your contract.
(7)
All participants covered by the program must be at least age 50 and no older than age 85.
These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)
You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)
You take a loan on the contract.
(3)
On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)
The death benefit under the contract becomes payable.
(5)
You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)
AFS is no longer the servicing broker-dealer on your contract.
(7)
Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFS. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on ameriprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.

36 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount
We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track
Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 85% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.

More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or fixed income instruments (e.g. bonds). Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 37

We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.
The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•
an investment allocation of 50% in equities and 50% in fixed income instruments (e.g. bonds);
•
average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 2.0% on the fixed income instruments (e.g. bonds) allocation that grades upward to 4.0% over a twenty year period;
•
average portfolio volatility of 9.0%;
•
a 1.0% average annual mortality and expense risk fee being assessed; and
•
taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 2.0% - 4.0% for the fixed income instruments (e.g. bonds) allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges and Adjustments” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 85% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)
the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)
the specific fees of your contract;
(3)
additional purchase payments to the contract;
(4)
withdrawals in addition to the monthly systematic withdrawal;
(5)
partial annuitizations; or
(6)
your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 85% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.

38 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)
you have elected the Single Option;
(2)
you are age 65;
(3)
your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)
your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 39

In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract, you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges and Adjustments” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges and Adjustments” section of this prospectus.

40 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFS, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFS assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFS will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFS is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders or the SecureSource Legacy benefit rider. For transfer rights involving investment options under optional living benefit riders or the SecureSource Legacy benefit rider, please see “Investment Allocation Restrictions for Certain Benefit Riders” section.
You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the regular fixed account.You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
•
Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.
•
You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 41

greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.
•
You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)
•
After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.
(1)
All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a Subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the Subaccounts within the contract. The underlying funds in which the Subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the Subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a Subaccount invests in several ways, including but not necessarily limited to:
•
diluting the value of an investment in an underlying fund in which a Subaccount invests;
•
increasing the transaction costs and expenses of an underlying fund in which a Subaccount invests; and
•
preventing the investment adviser(s) of an underlying fund in which a Subaccount invests from fully investing the assets of the Fund in accordance with the Fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the Subaccounts of the Variable Account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three Subaccount transfers in any 90-day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•
requiring transfer requests to be submitted only by first-class U.S. mail;
•
not accepting hand-delivered transfer requests or requests made by overnight mail;
•
not accepting telephone or electronic transfer requests;

42 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
requiring a minimum time period between each transfer;
•
not accepting transfer requests of an agent acting under power of attorney;
•
limiting the dollar amount that you may transfer at any one time;
•
suspending the transfer privilege; or
•
modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the Subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the Subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of Fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•
Each Fund may restrict or refuse trading activity that the Fund determines, in its sole discretion, represents market timing.
•
Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a Fund, may require us to reject your transfer request. For example, we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase Fund shares for the Variable Accounts are subject to acceptance by the Fund. We reserve the right to reject without prior notice to you any transfer request if the Fund does not accept our order.
•
Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a Fund has adopted. As a result, a Fund’s returns might be adversely affected, and a Fund might terminate our right to offer its shares through the Variable Account.
•
Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the Fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a Fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same Fund’s shares will do so, and the returns of that Fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that Fund, and to determine whether an underlying fund has adopted a redemption fee, see that Fund’s prospectus.
How to Request a Transfer or Surrender

1 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account or automated partial surrenders from the regular fixed account, Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 43

•
Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•
Automated surrenders may be restricted by applicable law under some contracts.
•
You may not make additional systematic payments if automated partial surrenders are in effect.
•
If you have the SecureSource Legacy benefit rider, a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Certain Benefit Riders”).
•
Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•
The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•
If you have a SecureSource series rider, you may set up automated partial surrenders up to the benefit available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

2 By telephone
Call:
1-800-541-2251
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

3 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*
Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

44 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•
If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•
If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•
If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•
If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges and Adjustments”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except if you elect an annuity payout plan with guaranteed payouts.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits – Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes – Qualified Annuities – Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts , Special DCA fixed account  and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. If your contract includes a SecureSource series rider, you do not have the option to request from which account to surrender. The minimum contract value after a partial surrender is $500 (for contracts with a SecureSource series rider, there is no minimum).
Receiving Payment

1 By electronic payment
•
request that payment be sent electronically to your bank;
•
pre-authorization required.

2 By regular or express mail
•
payable to you;
•
mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 45

We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–
the NYSE is closed, except for normal holiday and weekend closings;
–
trading on the NYSE is restricted, according to SEC rules;
–
an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–
the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
TSA – Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•
Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–
you are at least age 59½;
–
you are disabled as defined in the Code;
–
you severed employment with the employer who purchased the contract;
–
the distribution is because of your death;
–
the distribution is due to plan termination;
–
you are a qualifying military reservist;
–
you are terminally ill as defined in the Code;
–
you are adopting or are having a baby;
–
you are supplying Personal or Family Emergency Expense;
–
you are a Domestic Abuse Victim: or
–
you are in need to cover Expenses and losses on account of a FEMA declared disaster.
•
If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•
Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•
The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

46 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have a SecureSource series rider, APB rider or SecureSource Legacy benefit rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership. Joint annuitants are not allowed for contracts with a SecureSource series Single Life rider. If you have the SecureSource Legacy benefit rider and a SecureSource series rider, you may not change the annuitant while this rider is in force (Joint Life:unless a Covered Spouse becomes the owner and annuitant under the spousal continuation provision).
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. For ownership changes prior to 5/1/2020, our administrative process required only the new owner to meet the age limitations.
The death benefit may change due to a change of ownership.
•
If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•
If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•
If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•
The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in Case of Death”).
•
If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee”).
For a SecureSource series – Single Life rider, an ownership change will not change the Covered Person under the rider.
For a SecureSource series – Joint Life rider, if selected, transfer of the ownership of the annuity contract will not change the Covered Spouses under the rider. If ownership is transferred from a Covered Spouse to their revocable trust(s), the annuitant must be one of the Covered Spouses. (See “Optional Benefits – Optional Living Benefits.”)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 47

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits (no additional charge)
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts or from the regular fixed account to one or more eligible subaccounts	N/A	N/A
•Transfers not available to the
regular fixed account
•Transfers out of the regular fixed
account, including automated
transfers, are limited to 30% of
regular fixed account value at the
beginning of the contract year or
$10,000, whichever is greater
•Not available with a living benefit

Special Dollar Cost Averaging (Special DCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment, not transferred contract
value
•Only 6-month and 12-month options
are available
•Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•You may not use the regular fixed
account as a destination for the
Special DCA monthly transfer

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in Contract
Value to participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually
•Other restrictions may apply for
contracts with the SecureSource
Tempo NY rider

Income Guide	Provides withdrawal monitoring and reporting to help you monitor your withdrawals with the goal of taking withdrawals over your lifetime	N/A	N/A
•Contract owners must be at least
age 50 and no older than age 85
•Available only if the servicing
broker-dealer on your contract is
Ameriprise Financial Services, LLC
•Not available with a living benefit
•Not available if you are making
substantially equal withdrawals
•Not available if you have more than
one systematic withdrawal program
in place
•Systematic withdrawals must be set
up according to the all the terms of
Income Guide
•Your contract cannot have any loans

Automated Partial	Allows automated partial surrenders from	N/A	N/A	•Additional systematic payments are not allowed with automated partial

48 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Surrenders/ Systematic Withdrawals	the contract
surrenders
•For contracts with a SecureSource
series rider you may set up
automated partial surrenders up to
the benefit available for withdrawals
under the rider
•May result in income taxes and IRS
penalty on all or a portion of the
amounts surrendered

Nursing Home or Hospital Confinement	Allows you to withdraw contract value without a surrender charge	N/A	N/A
•You must be confined to a hospital
or nursing home for the prior
60 days or confinement began
within 30 days following a 60 day
confinement period
•You must be under age 76 on the
contract issue date and
confinement must start after the
contract issue date
•Must receive your surrender request
no later than 91 days after your
release from the hospital or nursing
home
•Amount withdrawn must be paid
directly to you

Terminal Illness	Allows you to withdraw contract value without a surrender charge	N/A	N/A
•Terminal Illness diagnosis must
occur after the first contract year
•Must be terminally ill and not
expected to live more than 12
months; a licensed physician
certifies to your illness, life
expectancy and the date the
terminal illness was initially
diagnosed
•Amount withdrawn must be paid
directly to you

Standard Death Benefit (available for contract owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value after any rider charges have been deducted	N/A	N/A
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Contract terminates
the benefit.

Standard Death Benefit (available if any contract owner is age 80 and older)	Provides a minimum death benefit equal to the Contract Value after any rider charges have been deducted	N/A	N/A	•Annuitizing the Contract terminates the benefit
ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP)	0.35% of average daily contract value in the variable account	0.35%	•Available if any owner is age 80 and older •Must be elected at contract issue •Not available with any SecureSource series rider

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 49

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
	or Contract Value after any rider charges have been deducted
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Contract terminates
the benefit

MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily contract value in the variable account	0.25%
•Available to owners age 79 and
younger
•Must be elected at contract issue
•Not available with any
SecureSource series rider
•No longer eligible to increase on
any contract anniversary on/after
your 81st birthday.
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant.
•Annuitizing the Contract terminates
the benefit

5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily contract value in the variable account	0.10%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•No longer eligible to increase on
any contract anniversary on/after
your 81st birthday
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•Annuitizing the Contract terminates
the benefit

SecureSource LegacySM Benefit	For contracts with one of the SecureSource series riders increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders.	On or after 5/4/2020: 0.50% Prior to 5/4/2020: 0.40% of contract value or SecureSource Legacy Death Benefit amount, whichever is greater	On or after 5/4/2020: 0.35% Prior to 5/4/2020: 0.25%
•Must be elected at contract issue
•Available only when purchased with
the one of SecureSource series
riders
•Subject to Investment Allocation
restrictions
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•Annuitizing the Contract terminates
the benefit

SecureSource	Provides lifetime	2.50% of	Disclosed in	•Available to owners age 85 or

50 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Tempo NY SM	income regardless of investment performance	contract value or the Benefit Base, whichever is greater	the Rate Sheet Prospectus Supplement along with other benefit information younger
•Must be elected at contract issue
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•May have limitations on additional
purchase payments

SecureSource Core 2NY	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet prospectus Supplement along with other benefit information
•Available to owners age 85 or
younger
•Must be elected at contract issue
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•May have limitations on additional
purchase payments

SecureSource5 NY	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85 or
younger
•Must be elected at contract issue
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•May have limitations on additional
purchase payments

SecureSource5® Plus NY	Provides lifetime income regardless of investment	2.50% of contract value or the Benefit	Disclosed in the Rate Sheet Prospectus	•Available to owners age 85 or younger

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 51

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
	performance	Base, whichever is greater	Supplement along with other benefit information
•Must be elected at contract issue
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•May have limitations on additional
purchase payments

SecureSource CoreSM NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85 or
younger
•Must be elected at contract issue
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•Limitations on additional purchase
payments

SecureSource Core PlusSM NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.75% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85 or
younger
•Must be elected at contract issue
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•Limitations on additional purchase
payments

SecureSource4® NY	Provides lifetime minimum withdrawal benefit regardless of investment	2.25% of contract value or the Benefit Base,	Disclosed in the Rate Sheet Prospectus Supplement	•Available to owners age 85 or younger •Must be elected at contract issue

52 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
	performance	whichever is greater	along with other benefit information
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•Limitations on additional purchase
payments

SecureSource4® Plus NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85 or
younger
•Must be elected at contract issue
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•Limitations on additional purchase
payments

Accumulation Protector Benefit®	Provides 100% of initial investment or 90% of highest contract anniversary value (adjusted for partial surrenders) at the end of 10 year waiting period, regardless of investment performance	2.00% of contract value or the Minimum Contract Accumulation Value, whichever is greater	1.30% Varies by issue date and elective step up date
•Available to owners age 80 or
younger
•Must be elected at contract issue
•Not available with SecureSource
series riders or SecureSource
Legacy benefit rider
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•The rider ends when the Waiting
Period expires
•Limitations on additional purchase
payments
•Subject to Investment Allocation
restrictions
•Step ups restart the Waiting Period

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 53

Benefits in Case of Death – Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•
the contract value after any rider charges have been deducted; or
•
the Return of Purchase Payments (ROPP) value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	PS × DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.
If you take a partial surrender, the applicable ROPP, MAV, or 5-year MAV value will be reduced proportionally based on the percentage of contract value that is withdrawn. This means that if the contract value is higher than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the contract value is lower than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV value is reduced by an amount that is more than the dollar amount withdrawn.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
Assumptions:
•
You purchase the contract with a payment of $20,000.
•
During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500

54 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
When paying multiple beneficiaries, we will process the death claim of each beneficiary on the valuation date when a beneficiary provides us with complete death claim requirements. We will determine a beneficiary's proceeds using the accumulation unit value we calculate on that valuation date. The remaining contract value remains invested as was specified at time of death. We pay interest, if any, at a rate no less than required by law. We will mail payment to a beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
Spousal continuation: If your spouse is sole primary beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•
the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•
the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
The information below has been revised to reflect regulations issued by the Internal Revenue Service that describe the requirements for required minimum distributions when a person or entity inherit assets held in an IRA, 403(b) or qualified retirement plan. Contract owners are advised to work with a tax professional to understand their required minimum distribution obligations under the regulations and federal law.  The regulations can be found in the IRS Notice 2024-35.
•
Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole primary beneficiary, your spouse may either elect to treat the contract as his/her own (spousal continuation), so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 73. If you attained age 73 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited Qualified Annuity, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.
If you purchased this contract as an inherited Qualified Annuity and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 55

•
Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date, as defined under the Code. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include:
•
the surviving spouse;
•
a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death);
•
disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);
•
any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary.
•
Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited Qualified Annuity, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
•
Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period. (See “Annuity Payout Plans.”)
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary

56 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified deferred annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits:
•
ROPP Death Benefit;
•
MAV Death Benefit;
•
5- Year MAV Death Benefit; and
•
SecureSource Legacy Benefit .
The optional death benefits listed above must be elected at the time you purchase your contract. Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. The ROPP Death benefit may not be purchased with the SecureSource series rider. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.
the contract value after any rider charges have been deducted, or
2.
the ROPP Value.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If you are age 75 or younger at contract issue, you may select either the MAV Death Benefit or the 5-Year MAV Death Benefit at the time you purchase your contract. The MAV Death Benefit may not be purchased with the SecureSource series rider. If you are age 76-79 at contract issue, you may select the MAV Death Benefit. The MAV death benefit does not provide any additional benefit before the first contract anniversary and the 5-Year MAV Death Benefit does

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 57

not provide any additional benefits before the fifth contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value; or
3.
the MAV.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the MAV on that date, but prior to the reset.
If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value; or
3.
the 5-year MAV.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
SecureSource Legacy Benefit
The SecureSource Legacy benefit is an optional benefit that you can elect only at time of application for an additional charge. The SecureSource Legacy rider is intended to provide additional death benefit guarantees that may increase the death benefit provided under the contract. This rider is available only when purchased in combination with the one of the SecureSource series riders (Guaranteed Lifetime Withdrawal Benefit (GLWB) riders). Terms used in this rider have the same meaning as in the GLWB riders to which they are attached. If you elect SecureSource Legacy, you may not elect any other death benefit riders.

58 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The SecureSource Legacy provides that if the annuitant dies before the annuitization start date, and while this contract is in force, we will pay the beneficiary the greater of the SecureSource Legacy benefit amount provided by this rider or the death benefit under the terms of the contract. If the owner is the natural person, the owner and the annuitant must be the same at issue. The annuitant cannot be changed. If there is an ownership change resulting in a natural owner that is not the same as the annuitant, the SecureSource Legacy benefit amount will be payable if the annuitant dies. The death benefit under the terms of the base contract will not be payable.
The SecureSource Legacy benefit amount is subject to the maximum amount of $20 million.
Determination of the SecureSource Legacy benefit amount: The SecureSource Legacy benefit amount is determined at the following times:
1.
At rider effective date
The SecureSource Legacy benefit amount is set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The SecureSource Legacy benefit amount will be increased by the amount of each additional purchase payment.
See “Buying Your Contract – Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
The SecureSource Legacy benefit amount can be adjusted, but it will not be less than zero.
(A)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The SecureSource Legacy benefit amount will be reduced by the greater amount of the withdrawal or the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the SecureSource Legacy benefit amount is reduced by the amount of the withdrawal.
(C)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the SecureSource Legacy benefit amount will be reduced by the greater of (1) the amount of the withdrawal or (2) the Remaining Annual Payment plus an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal minus the Remaining Annual Payment
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
4.
At each rider anniversary
The SecureSource Legacy benefit amount will be increased to the contract value (after rider charges are deducted) if the contract value is greater.
Please note that withdrawals you take under the GLWB riders, reduce the SecureSource Legacy benefit amount under this rider. For detailed description of how SecureSource Legacy benefit amount is determined when a withdrawal is taken, see “Determination of the SecureSource Legacy benefit amount – when a withdrawal is taken” above. For detailed description of how withdrawals effect GLWB values, see “Determination of Adjustments of Benefits Values” in the GLWB riders’ description.
Rules for Surrenders (applicable to contracts with applications signed on or after 5/4/2020):
When the Contract Value is reduced to zero, this rider will continue if the SecureSource Legacy benefit amount is greater than zero and the attached GLWB rider does not terminate. The SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. We will no longer accept additional purchase payments and no more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 59

Rules for Surrenders (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, when the Contract Value is reduced to zero, this rider will terminate.
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's (for the Joint Life rider, Covered Spouse's) birth date, the SecureSource Legacy benefit amount will be adjusted based on the corrected Current Annual Payment.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the rider terminates.
Joint Life: If a surviving spouse is a covered spouse as defined under the attached GLWB rider and chooses to continue the contract under the spousal continuation provision, the following provisions apply:
•
This rider continues as part of the contract.
•
At the time of spousal continuation, the SecureSource Legacy benefit amount may be increased. On the valuation date spousal continuation is effective, the SecureSource Legacy benefit amount will be increased to the contract value (after any rider fees have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid) if the contract value is greater. The death benefit that would otherwise have been paid will not include the SecureSource Legacy benefit amount.
•
The SecureSource Legacy benefit amount is available for payment at the death of the surviving covered spouse.
Annuity Provisions (applicable to contracts with applications signed on or after 5/4/ 2020):
If you choose to receive the Current Annual Payment on the annuitization start date, the SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. No more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.
Annuity Provisions (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, on the annuitization start date, this rider will terminate.
You should consider whether the SecureSource Legacy benefit rider is appropriate for you because:
•
Investment Allocation Restrictions: This rider requires 100% allocation of purchase payments and your contract value to approved investment options.  (See “Investment Allocation Restrictions for Certain Benefit Riders” and “Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract – Investment Allocation Restrictions for the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY benefit riders and Investment Allocation Restrictions for the SecureSource Tempo NY Rider”).This means that you will not be able to allocate contract value to all of the subaccounts that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders”). We reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”).
•
Limitation on Transfers: Because this rider requires 100% allocation to approved investment options, transfer privileges granted under the contract are suspended other than: (1) transfers among the available investment options as described in the investment options and limits provision, provided such transfers are not determined to disadvantage other contract owners (See Making the Most of Your Contract – Transferring Among Accounts - Market Timing”) or (2) transfers as otherwise agreed to by us.
Termination of the Rider
(for contract applications signed on or after 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.
Single Life: After the death benefit is payable, the rider will terminate.
2.
Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.
On the annuitization start date, if you choose a payout option available under the contract, the rider will terminate.
4.
In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.

60 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

5.
Reduction of the SecureSource Legacy benefit amount to zero will terminate the rider.
6.
Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.
Termination of the contract for any reason will terminate the rider.
Termination of the Rider
(for contract applications signed prior to 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.
Single Life: After the death benefit is payable, the rider will terminate.
2.
Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.
On the annuitization start date the rider will terminate.
4.
In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.
Reduction of the contract value to zero will terminate the rider.
6.
Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.
Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon the annuitant’s death. Upon termination, this rider may not be reinstated.
For an example, please see Appendix E.
Optional Living Benefits
SecureSource Series Rider Terms
The following key terms are associated with the following SecureSource series of riders:
Key Terms
Age Bands: are the age ranges shown in your contract data. For SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY, each Age Band is associated with two components of your Lifetime Payment Percentage, a Minimum Lifetime Payment Percentage and a potential Income Bonus Percentage. In addition to your age, other factors determine when you move to a higher Age Band. The Age Bands are shown in the Rate Sheet Prospectus Supplement.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Annual Credits. Annual Credit is not applicable to the SecureSource Tempo NY rider.
The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
Annual Step-Up: an increase in the Benefit Base that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if your current age (Joint Life: the younger Covered Spouse age) is now in a higher Age Band, the minimum Lifetime Payment Percentage will increase.
Benefit Base: used to determine the Current Annual Payment and the annual rider charge. The Benefit Base is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base: used to determine the Annual Credit. The Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit. Credit Base is not applicable to the SecureSource Tempo NY rider.
Credit Period: starts on the rider effective date. Subject to limitations, the Credit Period will restart on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The Credit Period is shown in the Rate Sheet Prospectus Supplement.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 61

Current Annual Payment: the benefit amount available for withdrawal each contract year after the Covered Person (Joint Life: the younger covered spouse) has reached the youngest age in the first Age Band. For the SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY riders, the amount guaranteed by the rider. Current Annual Payment can vary each contract year and is equal to the minimum annual lifetime payment plus an Income Bonus.
Excess Withdrawal: any withdrawal taken before the Current Annual Payment, or that is greater than the Remaining Annual Payment. Any excess withdrawal request will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
Excess Withdrawal Processing: reduces benefits under the rider if an Excess Withdrawal is processed.
Income Bonus: for SecureSource 4 NY, SecureSource 4 Plus NY, SecureSource 5 NY, SecureSource 5 Plus NY and SecureSource Tempo NY, a potential increase to the Current Annual Payment. It is calculated by multiplying the Benefit Base by the Income Bonus Percentage.
Income Bonus Percentage: for SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY the Income Bonus Percentage may be added to the Minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below. The Income Bonus Percentage is not available under SecureSource Core 2 NY SecureSource Core NY and SecureSource Core Plus NY. The Income Bonus Percentage and Minimum Lifetime Payment Percentages are shown in the Rate Sheet Prospectus Supplement.
Lifetime Payment Percentage: used to calculate your Current Annual Payment. For SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY, it is the Minimum Lifetime Payment Percentage plus the Income Bonus Percentage, when eligible. The percentage used can vary as described in the Lifetime Payment Percentage provision below. The Lifetime Payment Percentages and Minimum Lifetime Payment Percentages, as applicable to each rider, are shown in the Rate Sheet Prospectus Supplement.
Minimum Annual Lifetime Payment: for SecureSource 4 NY, SecureSource 4 Plus NY, SecureSource 5 NY, SecureSource 5 Plus NY and SecureSource Tempo NY, the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage.
Remaining Annual Payment: after the Current Annual Payment is established, the Remaining Annual Payment is the amount that can be withdrawn during the remainder of the current contract year.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
Withdrawal Adjustment Base: for SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY, one of the components used to determine whether or not the Income Bonus will be included with the Lifetime Payment Percentage. The Withdrawal Adjustment Base cannot be withdrawn or annuitized and is not payable as a death benefit.
The following key terms only apply to SecureSource Core Plus NY:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date (for contracts with applications signed before 5/1/2020): at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the Covered Person (Joint Life: the younger Covered Spouse) reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): at issue, it is the later of: (1) the rider anniversary equal to the Base Doubler duration; or (2) the rider anniversary on or following the Covered Person (Joint Life:the younger Covered Spouse) reaching the Base Doubler age, both shown in the Rate Sheet Prospectus Supplement.
The following key terms only apply to SecureSource Tempo NY:
Contract Returns Used for Credit: Any positive returns in a contract year that are used to determine the Returns-linked Credit.
Credit Carryover: An amount that can be used on the Rider Anniversary to increase the Returns-linked Credit.
Maximum Carryover: The maximum amount for the Credit Carryover. The Maximum Carryover percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Carryover.

62 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Maximum Credit: The maximum amount for the Returns-linked Credit. The Maximum Credit percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Credit.
Returns-linked Credit: is an amount that can be added to the Benefit Base on Rider Anniversaries during a Credit Period, subject to limitations. Excess Withdrawals may reduce or eliminate the benefit of any Returns-linked Credits. Returns-linked Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Returns-linked Credits.
Returns-linked Credit Base: used to determine the Maximum Credit and the Maximum Carryover. The Returns-linked Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit.
SecureSource Tempo NY Rider
(Available for contract applications signed on or after 5/3/2021)
The SecureSource Tempo NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a Returns-linked Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other Provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Tempo NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Tempo NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Tempo NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus Percentage is included in the Lifetime Payment Percentage is determined when the first withdrawal is taken and is fixed for the remainder of that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the ride r(see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if a Returns-linked Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 63

For important considerations on whether a SecureSource Tempo NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Tempo NY riders available under your contract:
•
SecureSource Tempo NY – Single Life
•
SecureSource Tempo NY – Joint Life
The information in this section applies to both SecureSource Tempo NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Tempo NY – Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Tempo NY – Single Life rider.
The SecureSource Tempo NY – Joint Life rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Tempo NY – Single Life rider or the SecureSource Tempo NY – Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Tempo NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Tempo NY riders are not available under an inherited qualified annuity.
The SecureSource Tempo NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Tempo NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period, Maximum Credit percentages, Maximum Carryover percentage and Credit Multiplier applicable to your contract are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage”, “Returns-linked Credit”, “Credit Carryover” below.) We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established,

64 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 65

in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource Tempo NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when your contract value reduces to zero, or
(2)
on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
The Credit Carryover is zero.
The Maximum Credit equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
The Maximum Carryover equals the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
2.
When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
The Credit Carryover does not change.
If the purchase payment is received within 180 days after the contract date:
•
the Returns-linked Credit Base will be increased by the amount of the additional purchase payment; and
•
the Maximum Credit is recalculated to the Returns-linked Credit Base multiplied by the Maximum Credit Percentage; and
•
the Maximum Carryover is recalculated to the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
Purchase payments after 180 days do not increase the Maximum Credit or Maximum Carryover until the contract year after the purchase payment was received.
See “Buying Your Contract – Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
A Returns-linked Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Carryover can be adjusted, but they will not be less than zero.

66 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Carryover will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Benefit Base or Credit Carryover (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Carryover do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Carryover will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Carryover (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how your benefit values are calculated on rider anniversaries. The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each.
1. Returns-linked Credit for the Benefit Base: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Returns-linked Credits may be available. The Maximum Credit percentage and Maximum Credit Carryover percentage are shown in the Rate Sheet Prospectus Supplement.
The Returns-linked Credit equals the lesser of the Maximum Credit or the following:
(a × b) + c	where:

a	=	Contract Returns Used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover
The Benefit Base will be increased by the Returns-linked Credit on the Rider Anniversary.
•
Contract Returns Used for Credit:
-
On the first Rider Anniversary
The Contract Returns Used for Credit equals the Contract Value on the first Rider Anniversary (after rider charges have been deducted) less the purchase payments received during the first contract year, but it will not be less than zero.
-
On Any Other Rider Anniversary During a Credit Period
The Contract Returns Used for Credit equals the Contract Value on the Rider Anniversary (after rider charges have been deducted) less the Contract Value on the prior Rider Anniversary (after rider charges have been deducted) less any purchase payments received in that contract year, but it will not be less than zero.
-
The Contract Value used to determine the Contract Returns Used for Credit is the value on the anniversary after all charges have been deducted. Your ability to earn Returns-linked Credits can be limited by declining or volatile equity market performance, withdrawals and charges.
-
If the Covered Spouse continued the contract under the spousal continuation provision in the prior contract year, the Contract Returns Used for Credit is reduced by any increases to the Contract Value due to the death benefit that would otherwise have been paid.
After the end of the Credit Period there will be no additional Returns-linked Credits unless the Credit Period restarts due to an Annual Step-Up of the Benefit Base.
When the Credit Period ends the Returns-linked Credit Base, Credit Carryover, Maximum Carryover and Maximum Credit will be set to zero on the last Rider Anniversary of a Credit Period.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 67

The Returns-linked Credit Base, Credit Carryover, Maximum Credit and Maximum Carryover will be permanently set to zero on the later of: (A) the rider anniversary on or after the oldest owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
2. Annual Step-Up for the Benefit Base
Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base (after any Returns-linked Credit is added). If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base will be increased to the contract value,
•
The Credit Period will restart.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
3. Credit Carryover on Rider Anniversaries
If You did not take any Withdrawals during the prior contract year, the Credit Carryover is recalculated on the Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base. It equals the following (up to the Maximum Carryover, as shown in the Rate Sheet Prospectus Supplement):
(a × b) + c - d	where:

a	=	Contract Returns Used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover
d	=	any Returns-linked Credit that was applied on this Rider Anniversary
If a Withdrawal has been taken during the prior contract year, the Credit Carryover is not recalculated.
4. Returns-linked Credit Base, Maximum Credit and Maximum Carryover on Rider Anniversaries
The following values are reset on each Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base.
The Returns-linked Credit Base is reset to the Contract Value (after rider charges are deducted) on the Rider Anniversary.
The Maximum Credit is recalculated and equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
The Maximum Carryover is recalculated and equals the greater of 1) Returns-linked Credit Base multiplied by the Maximum Carryover Percentage or 2) the Credit Carryover.
5. The Withdrawal Adjustment Base on Rider Anniversaries
If You did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the Contract Value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.

68 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Tempo NY – Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Tempo NY – Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Star t Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing – Annual Step-Ups” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Returns-linked Credit Base and Credit Carryover, if greater than zero, will be permanently reset to zero, and there will be no additional Returns-linked Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 69

•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Tempo NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Tempo NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Tempo NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited Qualified Annuity or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See "Charges and Adjustments – Optional Benefit Charges – Optional Living Benefit Charges – SecureSource Tempo NY riders charge").
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource Core 2 NY Rider
(Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022)
The SecureSource Core 2 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.

70 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core 2 NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core 2 NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core 2 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core 2 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core 2 NY riders available under your contract:
•
SecureSource Core 2 NY – Single Life
•
SecureSource Core 2 NY – Joint Life
The information in this section applies to both SecureSource Core 2 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core 2 NY – Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core 2 NY – Single Life rider.
The SecureSource Core 2 NY – Joint Life rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core 2 NY – Single Life rider or the SecureSource Core 2 NY – Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core 2 NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core 2 NY riders are not available under an inherited qualified annuity.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 71

The SecureSource Core 2 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core 2 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements are reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (i.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Lifetime Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership)

72 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment. The Lifetime Payment Percentage and Age Band are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract – Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 73

(C)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

74 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core 2 NY – Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core 2 NY – Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing – Annual Step-Ups” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 75

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core 2 NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core 2 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life:both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core 2 NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited Qualified Annuity or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See "Charges and Adjustments – Optional Benefit Charges – Optional Living Benefit Charges – SecureSource Core 2 NY riders charge").
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 5 NY Rider
(Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022)
The SecureSource 5 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.

76 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 5 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. On the day of your first withdrawal each contract year we determine if the Income Bonus Percentage is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 5 NY riders available under your contract:
•
SecureSource 5 NY – Single Life
•
SecureSource 5 NY – Joint Life
The information in this section applies to both SecureSource 5 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 5 NY – Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 5 NY – Single Life rider.
The SecureSource 5 NY – Joint Life rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 NY – Single Life rider or the SecureSource 5 NY – Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 77

The SecureSource 5 NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource 5 NY riders are not available under an inherited qualified annuity.
The SecureSource 5 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 5 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.

78 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 5 NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when your contract value reduces to zero, or
(2)
on the annuitization start date.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 79

For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract – Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.

80 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 NY– Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 NY – Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing – Annual Step-Ups” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 81

If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 5 NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right

82 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited Qualified Annuity or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges and Adjustments – Optional Benefit Charges – Optional Living Benefit Charges – SecureSource 5 NY riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 5 Plus NY Rider
(Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022)
The SecureSource 5 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 Plus NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 Plus NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
•
The SecureSource 5 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 83

•
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 5 Plus NY riders available under your contract:
•
SecureSource 5 Plus NY – Single Life
•
SecureSource 5 Plus NY – Joint Life
The information in this section applies to both SecureSource 5 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 5 Plus NY – Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 5 Plus NY – Single Life rider.
The SecureSource 5 Plus NY – Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 Plus NY – Single Life rider or the SecureSource 5 Plus NY – Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 5 Plus NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us
The SecureSource 5 Plus NY riders are not available under an inherited qualified annuity.
The SecureSource 5 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 5 Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).

84 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 85

fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource 5 Plus NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when the contract value reduces to zero, or
(2)
on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract – Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.

86 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows. The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 87

•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 Plus NY– Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 Plus NY – Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing – Annual Step-Ups” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.

88 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 5 Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 Plus NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited Qualified Annuity or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 89

•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See "Charges and Adjustments – Optional Benefit Charges – Optional Living Benefit Charges– SecureSource 5 Plus NY rider charge").
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource Core NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource Core NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit or certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core NY riders available under your contract:
•
SecureSource Core NY – Single Life
•
SecureSource Core NY – Joint Life

90 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The information in this section applies to both SecureSource Core NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core NY — Single Life rider.
The SecureSource Core NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core NY — Single Life rider or the SecureSource Core NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core NY riders are not available under an inherited qualified annuity.
The SecureSource Core NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (i.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Lifetime Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 91

Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment. The Lifetime Payment Percentage and Age Band are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.

92 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 93

Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Ups” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.

94 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life:both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited Qualified Annuity or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See "Charges and Adjustments – Optional Benefit Charges – Optional Living Benefit Charges – SecureSource Core NY riders charge").
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 95

SecureSource Core Plus NY Rider
(Not available for contract applications signed on or after 3/30/2020)
The SecureSource Core Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It rider may not be purchased with any other living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date (see Base Doubler below).
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core Plus NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core Plus NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available, a Base Doubler is applied, or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
For important considerations on whether a SecureSource Core Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core Plus NY riders available under your contract:
•
SecureSource Core Plus NY – Single Life
•
SecureSource Core Plus NY – Joint Life
The information in this section applies to both SecureSource Core Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Core Plus NY – Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core Plus NY – Single Life rider.
The SecureSource Core Plus NY – Joint Life rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core Plus NY – Single Life rider or the SecureSource Core Plus NY – Joint Life rider, not both, and you may not switch riders later.

96 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core Plus NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core Plus NY riders are not available under an inherited qualified annuity.
The SecureSource Core Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider fees and the current rates for the Lifetime Payment percentages, Credit Period, Annual Credit percentages and Base Doubler age, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Annual Credits” and “Base Doubler” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplement are reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 97

Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment benefit amount equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Joint Life:Base Doubler Date (for contracts with applications signed before 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Base Doubler duration (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision.
For contracts with applications signed before 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary; or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age shown in the Rate Sheet Prospectus Supplement.
For contracts with applications signed on/after 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the rider anniversary equal to the Base Doubler duration, or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age (both shown in the Rate Sheet Prospectus Supplement).
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date

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The Credit Base and Benefit Base are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.
When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract – Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)If the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not
change.
(B) If the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the
Benefit Base and Credit Base will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shownin the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
The Benefit Base will be set to the greater of:
(i)
the current Benefit Base, or
(ii)
the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.

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The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the Annual Rider Fee on the Base Doubler Date, the Benefit Base (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the Benefit Base). It is important to remember that the 200 % Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision. In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement or the rider anniversary on or following the 70th birthday of the younger Covered Spouse.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base, Credit base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core Plus NY– Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core Plus NY – Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing – Annual Step-Ups” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary.

100 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
For contracts with applications signed before 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.
For contracts with applications signed on/after 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Credit Period Base Doubler duration, (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler will be applied. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In either case above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available or if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 101

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”) , you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core Plus NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited Qualified Annuity or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges and Adjustments – Optional Benefit Charges – Optional Living Benefit Charges – SecureSource Core Plus NY rider charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 4 NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 4 NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and

102 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 NY riders available under your contract:
•
SecureSource 4 NY – Single Life
•
SecureSource 4 NY – Joint Life
The information in this section applies to both SecureSource 4 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 NY – Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 NY – Single Life rider.
The SecureSource 4 NY – Joint Life rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 NY – Single Life rider or the SecureSource 4 NY – Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource 4 NY riders are not available under an inherited qualified annuity.
The SecureSource 4 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 103

•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age

104 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 4 NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when your contract value reduces to zero, or
(2)
on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 105

The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract – Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.

106 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The Withdrawal Adjustment Base will be set as follows:
(A)
if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or
(B)
if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:

a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals and even if there is no Annual Step-Up of the Benefit Base due to the maximum Benefit Base limitation. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 NY– Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 NY – Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing – Annual Step-Ups” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 107

that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 NY rider. If you elect an annuitization start

108 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited Qualified Annuity or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges and Adjustments – Optional Benefit Charges – Optional Living Benefit Charges – SecureSource 4 NY riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 4 Plus NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 4 Plus NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 Plus NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 109

•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
•
The SecureSource 4 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
•
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus NY riders available under your contract:
•
SecureSource 4 Plus NY – Single Life
•
SecureSource 4 Plus NY – Joint Life
The information in this section applies to both SecureSource 4 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 Plus NY – Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 Plus NY – Single Life rider.
The SecureSource 4 Plus NY – Joint Life rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus NY – Single Life rider or the SecureSource 4 Plus NY – Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 Plus NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us
The SecureSource 4 Plus NY riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this

110 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below.). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Supplement. All historical Rate Sheet Prospectus Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 111

The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 4 Plus NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when the contract value reduces to zero, or
(2)
on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract – Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.

112 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows. The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Withdrawal Adjustment Base will be set as follows:
(A)
if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or
(B)
if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:

a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 113

The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to Benefit Base due to an Annual Step-Up or (2) the Benefit Base is at the maximum of $20 million, so there was no Annual Step-Up of the Benefit Base, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus NY– Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus NY – Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing – Annual Step-Ups” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established,

114 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

and that amount then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 115

If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 Plus NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited Qualified Annuity or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges and Adjustments – Optional Benefit Charges – Optional Living Benefit Charges – SecureSource 4 Plus NY rider charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•
Lifetime benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates when the death benefit is payable.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•
Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Minimum Lifetime Payment Percentage or Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource Core Plus NY, if the withdrawal is taken before the Base Doubler Date the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Current Annual Payment is established (Excess Withdrawal), the guaranteed amounts under the rider will be reduced (See “Determination of Adjustments of Benefit Values” under each rider).
•
Investment Allocation Restrictions: You must invest in approved investment options which vary by rider. For SecureSource Tempo NY, the approved investment options are divided into groups and have specified minimum or maximum percentages of contract value that must be in each group and a maximum percentage that can be allocated to each fund. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “Principal Risks of Investing in the Contracts – Managed Volatility Fund Risk”) This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” and “Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options.

116 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

You should consult your financial advisor before you purchase the SecureSource series rider. We reserve the right to add, remove, combine or substitute approved investment options in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. We also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion. Any change will apply to current allocations, future purchase payments, and transfers. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”).
•
Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
•
Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading above) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series – Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series – Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The other covered spouse will no longer be eligible for benefits under the rider. The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
•
Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable. If the spousal continuation option is not available when the death benefit is payable, the rider will terminate. The surviving covered spouse will no longer be eligible for benefits under the rider.
•
Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract – Purchase Payments”.
•
Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges and Adjustments – Transaction Expenses – Surrender Charge”). The FA may be greater than the Remaining Annual Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•
Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes – Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•
Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes – Qualified Annuities – Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•
Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes – Other – Spousal status” section of this prospectus.
•
Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA – Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 117

Accumulation Protector Benefit Rider
(Available for contract applications signed prior to 3/30/2020)
The Accumulation Protector Benefit rider is an optional benefit that you may select at contract issue for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
The Accumulation Protector Benefit rider is only available to those age 80 or younger at contract issue. If elected, the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•
Continue your contract;
•
Take partial surrenders or make a full surrender; or
•
Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Legacy benefit or SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•
You must invest in approved investment options. Current approved investment options are Portfolio Stabilizer funds.  This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account  that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below and for the list of available funds, see Appendix B: Funds Available Under the Optional Benefits Offered Under the contract – Investment Allocation Restrictions for the Accumulation Protector Benefit Rider  ) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”);
•
You may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Ups” below) Also, additional purchase payments are limited to $100,000, however, this restriction is currently being waived until further notice;
•
If you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•
If you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•
The 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

118 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
The 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)
is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)
is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The Waiting Period for the rider is 10 years. The Waiting Period will restart on the latest contract anniversary if you change your investment option and the annual rider fee increases more than 0.20 percentage points and if the remaining Waiting Period is less than three years. Our right to restart the Waiting Period under these conditions is currently being waived until further notice.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.
90% of the contract value on the contract anniversary (after charges are deducted); or
2.
the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see "Charges and Adjustments – Optional Benefit Charges – Optional Living Benefit Charges – Accumulation Protector Benefit Rider Charge") and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for an inherited Qualified Annuity or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of elective step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.

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Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Terminating the Rider
The rider will terminate under the following conditions:
•
The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•
After the death benefit is payable, unless the spouse continues the contract as described in the “Spousal Continuation” provision above, the rider will terminate.
•
In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See "Charges and Adjustments – Optional Benefit Charges – Optional Living Benefit Charges – Accumulation Protector Benefit Rider Charge").
•
The rider will terminate on the annuitization start date.
•
Termination of the contract for any reason will terminate the rider.
The rider will terminate on the Benefit Date.
For an example, see Appendix E.
Investment Allocation Restrictions for Certain Benefit Riders
If you elect certain benefit riders, you must comply with certain investment allocation restrictions. This means you will be limited in your choice of funds and may be limited in how much you can invest in those funds. The investment allocation restrictions are different for the SecureSource Series riders and the Accumulation Protector Benefit rider. Please speak with your financial advisor if you have any questions about the investment allocation restrictions applicable to your rider.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER
For contracts issued with the Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds.
For the list of Portfolio Stabilizer funds available, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the Accumulation Protector Benefit Rider.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE CORE 2 NY, SECURESOURCE 5 NY, SECURESOURCE 5 PLUS NY, SECURESOURCE CORE NY, SECURESOURCE CORE PLUS NY, SECURESOURCE 4 NY OR SECURESOURCE 4 PLUS NY BENEFIT RIDERS
For contracts issued with the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY,  SecureSource 4 Plus NY benefit riders, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds.

For the list of Portfolio Stabilizer and Portfolio Navigator funds available, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY,  SecureSource 4 Plus NY benefit riders.
The investment allocation restrictions for the above listed SecureSource series riders and Accumulation Protector Benefit rider may reduce our financial risk and expense in offering guaranteed benefits and limit your ability to grow contract value. The Portfolio Stabilizer funds or Portfolio Navigator funds are available to all contract owners, regardless of whether an optional benefit rider has been elected. We reserve the right to reduce the number of available Funds.
Changes we may make. We reserve the right to add, remove, combine or substitute Funds at any time and in our sole discretion. We also reserve the right, upon notification to you, to close or restrict any investment option , subject to any regulatory approval.. Any change will apply to current allocations, future purchase payments, and transfers. If we remove, restrict, combine or substitute Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations. We will obtain any necessary regulatory approvals and provide you with any required notice prior to any substitution. (See the “Substitution of Investments” section in this prospectus).

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Investing in the Funds. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
Additional Considerations. It is important to remember that certain funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the managed volatility funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g. annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds. See Appendix A for a list of funds that employ a managed volatility strategy. Also see “Principal Risks of Investing in the Contract” for further information about these funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds –Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges and Adjustments – Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”) and the number of investment options from which you can select.
Before you select the SecureSource Legacy benefit rider, SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY,  SecureSource 4 Plus NY benefit riders or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. You can change allocations among Funds as described above. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource Legacy benefit rider, SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY benefit riders or Accumulation Protector Benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE TEMPO NY RIDER
For contracts issued with the SecureSource Tempo NY rider, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest 100% of your purchase payments and your contract value to approved investment options (“the Funds”). Certain Funds are available within an allocation plan, subject to requirements and percentage limitations. If you invest in this rider, you will be limited in your choice of investments and may be limited in how much you can invest in certain Funds. By investing in this rider, you will also not be able to allocate contract value to all investment options available in the contract. In addition, you will not be able to allocate to the regular fixed

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account. These investment restrictions may reduce our financial risk and expense in offering guaranteed withdrawal benefits and limit your ability to grow contract value. (see “Changes we may make” in this section below for more information).
Choosing an Investment Path. The Personalized AllocationsSM feature allows you to allocate your purchase payments and contract value to either Investment Path 1 or Investment Path 2, subject to plan requirements and percentage limitations, as shown in the Rate Sheet Supplement.
You will choose either Investment Path 1 or Investment Path 2 at issue. After issue, you can change between Investment Path 1 and Investment Path 2 at any time, subject to any transfer limitations. Your total contract value will be moved to the new Investment Path and you will be required to adhere to its rules. Any value in the Special DCA fixed account will remain in the Special DCA fixed account and future scheduled Special DCA fixed account transfers will be based on the updated allocations.
Investment Path 1. This option requires 100% allocation of your purchase payments and contract value among the available Funds and there is no restriction on how much you can allocate into each Fund.
For the list of funds available under Investment Path 1, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Tempo NY rider.
Investment Path 2. This option requires 100% allocation of your purchase payments and contract value among the available Funds. The Funds under Investment Path 2 are divided into groups and each group has a specified minimum or maximum percentage of contract value that can be allocated to it. You can select the percentages of contract value to allocate to Funds within each group, but the total investment for all Funds within the group must comply with the specified minimum or maximum percentage for that group. We may change the list of Funds that are or are not available to a specific group. There is also a maximum percentage of contract value that may be allocated to each Fund. If you chose Investment Path 2, you can allocate to Funds in Groups 1, 2, and 3, subject to the requirements and limitations.
For the list of funds and contract value percentages that can be allocated to each fund under Investment Path 2, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Tempo NY rider.
The allocation you select at issue becomes your contract allocation. Purchase payments and rebalancing will be made in accordance with this allocation. In order to transfer between Funds, you must update your contract allocation instructions with us.
Rebalancing for Investment Path 2.
If you select this option, you agree to be automatically enrolled in the portfolio rebalancing program and thereby authorize us to automatically rebalance your contract value on a quarterly basis. Quarterly rebalancing will be done on a quarterly schedule measured from Contract Date, regardless of when Investment Path 2 is selected. We may change, suspend or terminate the automatic rebalancing frequency in our sole discretion. We will notify you in advance if we exercise this right. If you switch to Investment Path 1, rebalancing is automatically terminated.
Changes we may make for both Investment Path 1 and Investment Path 2. We reserve the right to add, remove, combine or substitute Funds in our sole discretion. We reserve the right to close or restrict Funds in our sole discretion. We also reserve the right to add, remove or modify allocation plans, including adding and removing Funds, changing allocation plan requirements and changing percentage limitations, in our sole discretion , subject to any regulatory approval.. Any change will apply to current allocations, future purchase payments and transfers. If we remove, restrict, combine or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward any annual transfer limitations.
We may modify the investment requirements or limitations at any time we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications may be based on several factors including, but not limited to, general market conditions, the style and investment objectives of the funds, when hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
We will notify you 30 days prior to the date of any change or new limitation to the Funds, the allocation plans or allocation plan requirements. The change will take effect on the date we declare in the written notice. If your current contract allocation does not comply with our revised requirements, prior to the effective date you should update your allocations to comply. If you do not provide us with such instructions or your allocations do not comply with our revised investment options, before you make a purchase payment or request a transfer, you must update your contract value and purchase payment allocations to comply.
Additional Considerations. It is important to remember that certain Funds offered in Investment Path 1 and Investment Path 2 are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds

122 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

not employing a managed volatility strategy. There is no guarantee any of the managed volatility funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g. annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Funds, you might benefit (or benefit more) from selecting alternative Funds. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to six times per contract year by written request on an authorized form or by another method agreed to by us subject to our investment restrictions. If you choose Investment Path 1, you may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this six times per contract year limit. Quarterly rebalancing, based on contract quarter, is mandatory and will be automatically established when you select Investment Path 2. Please consider requesting changes carefully, because we may charge you a higher fee for your rider (see “Charges and Adjustments – Optional Living Benefit Charges”). We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”) and the number of investment options from which you can select.
Before you select SecureSource Tempo NY rider, you and your financial advisor should carefully evaluate whether the Funds offered in Investment Path 1 and Investment Path 2 meet your investment objectives and risk tolerance. You should not select SecureSource Tempo NY benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. Currently, we make annuity payments on a monthly, quarterly, semi-annually and annual basis. Assuming the initial payment is on the same date, more frequent payments will generally result in higher total payments over the year. As discussed below, certain annuity payout options have a “guaranteed period,” during which payments are guaranteed to continue. Longer guaranteed periods will generally result in lower monthly annuity payment amounts. With a shorter guaranteed period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. If you do not make an election, annuity payouts will be a combination of fixed and variable based on the proportion of your contract value allocated to the Fixed Account and Variable Account at the time payouts begin. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes – Nonqualified Annuities – Annuity Payouts” and “Taxes – Qualified Annuities – Annuity Payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.
Amounts of fixed and variable payouts depend on:
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the annuity payout plan you select;
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the annuitant’s age and, in most cases, sex;
•
the annuity table in the contract; and
•
the amounts you allocated to the accounts on the annuitization start date.

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In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract – Transfer Policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the Variable Account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•
Plan A: Life annuity – no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•
Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•
Plan C: Life annuity – installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•
Plan D: Joint and last survivor life annuity – no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.

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Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges and Adjustments – Transaction Expenses – Surrender Charge”) or a 10% IRS penalty tax. (See “Taxes.”)
The annuitant's age at the time annuity payments commence will affect the amount of each payment for annuity payment plans involving lifetime income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•
in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•
over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the Current Annual Payment provided by this rider until the death of Covered Person (Joint Life: both Covered Spouses) . If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year.

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Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you have a valid U.S. address and payments are delivered inside the United States, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax: Certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•
because of your death or in the event of nonnatural ownership, the death of the annuitant;
•
because you become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

126 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
if it is allocable to an investment before Aug. 14, 1982; or
•
if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges of nonqualified annuities: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 127

Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 73. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities where RiverSource or Ameriprise Trust Company is responsible for tax reporting: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to optional withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•
the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•
the payout is a RMD as defined under the Code;
•
the payout is made on account of an eligible hardship; or
•
the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•
because of your death;
•
because you become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•
if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•
to pay certain medical or education expenses (IRAs only);

128 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
if the distribution is made from an inherited IRA; or
•
any other instances, as allowed by the IRS.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Under current IRS requirements, you are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law. The company may claim certain tax benefits associated with this investment income. These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 129

Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•
the reserve held in each subaccount for your contract; divided by
•
the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from contract owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
To the extent that voting rights created under applicable federal securities laws are revised or alter the voting rights described herein, we reserve the right to proceed in accordance with those laws and regulatory guidance.
Substitution of Investments
We may substitute the Funds in which the subaccounts invest if:
•
laws or regulations change;
•
the existing funds become unavailable; or
•
in our judgment, the funds no longer are suitable (or no longer the most suitable) for the Subaccounts.
If any of these situations occur, we have the right to substitute a Fund currently listed in this prospectus (existing fund) for another Fund (new Fund), provided we obtain any required SEC and state insurance law approval. The new Fund may have higher fees and/or operating expenses than the existing Fund. Also, the new Fund may have investment objectives and policies and/or investment advisers which differ from the existing Fund.
We may also:
•
add new Subaccounts;
•
combine any two or more Subaccounts;
•
transfer assets to and from the Subaccounts or the Variable Account; and
•
eliminate or close any Subaccounts.
We will notify you of any substitution or change and obtain your approval if required.
In certain limited circumstances permitted by applicable law, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance department before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
•
Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.
•
The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts

130 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•
We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time a purchase payment is made. We may pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•
We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•
In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•
sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•
marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•
providing service to contract owners; and
•
funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•
revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Fee Table and Examples");
•
compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds – The Funds");
•
compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds – The Funds"); and
•
revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•
fees and expenses we collect from contract owners, including surrender charges; and
•
fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•
give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•
cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•
cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 131

Payments to Financial Advisors
•
The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•
To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
We rely on the exemption from the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), provided by Rule 12h-7 under the 1934 Act. We are obligated to pay all amounts promised to you under the Contract, subject to our financial strength and claims-paying ability.
Legal Proceedings
RiverSource Life of NY (the Company) is involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.
As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including Ameriprise Financial Services, LLC (“AFS”) and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examinations or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.
These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s financial condition, results of operations or liquidity.
Financial Statements
The financial statements for RiverSource of New York Variable Annuity Account, as well as the consolidated financial statements of RiverSource Life of NY, are in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by calling us at 1-800-862-7919, or can be found online at www.ameriprise.com/variableannuities.

132 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Appendix A: Investment Options Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. Depending on the optional benefits you choose, you may not be able to invest in certain funds.   See "Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract."
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.10%[2]	13.21%	4.74%	5.25%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.00%[2]	6.71%	8.94%	11.85%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.16%	9.25%	(0.96%)	9.94%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III)[3] BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, subadviser.	1.01%[2]	19.42%	5.51%	7.33%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.96%[2]	13.75%	8.45%	9.48%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.84%[2]	13.91%	8.59%	9.59%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 133

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%[2]	15.30%	12.44%	6.46%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[2]	17.35%	13.89%	14.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.96%	15.85%	13.75%	15.69%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	14.35%	13.87%	13.31%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.90%[2]	15.56%	11.60%	10.15%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%	12.65%	1.47%	4.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[2]	30.87%	(1.37%)	7.00%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.59%[2]	3.71%	2.79%	1.72%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	8.49%	3.93%	5.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	8.43%	3.60%	5.17%

134 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.78%	8.84%	(0.68%)	2.52%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50%[2]	17.25%	13.84%	14.21%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.38%[2]	17.43%	13.98%	14.35%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72%[2]	5.98%	(5.48%)	1.31%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.05%	37.96%	8.92%	7.55%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72%[2]	7.55%	1.20%	1.94%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	27.97%	13.32%	12.30%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08%[2]	14.86%	7.26%	11.89%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08%[2]	13.87%	10.90%	10.17%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.66%[2]	6.00%	1.90%	2.94%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[2]	6.30%	8.66%	7.97%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 135

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[2]	6.88%	1.87%	3.99%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	8.83%	(0.32%)	1.65%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87%[2]	3.84%	(1.74%)	1.71%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.09%	2.11%	6.36%	5.44%
Seeks to provide shareholders with a high level of current income.	CTIVP® - Fidelity Institutional AM® Total Bond Fund (Class 2) (previously CTIVP® - American Century Diversified Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.	0.74%	7.24%	(0.57%)	2.08%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	13.49%	10.20%	14.38%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.94%	12.12%	10.15%	9.64%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Total Return Bond Fund (Class 2) (previously CTIVP® - TCW Core Plus Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.75%	7.31%	(0.78%)	1.79%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	2.00%	9.37%	10.43%

136 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Wellington Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.86%[2]	19.61%	10.97%	10.43%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.08%[2]	10.12%	6.89%	11.90%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	16.98%	1.78%	13.02%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B)[3] DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.	1.31%	10.03%	4.88%	4.52%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.79%	21.24%	15.08%	15.49%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.80%	11.49%	9.83%	10.31%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.88%	8.58%	2.79%	4.40%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 137

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund (Class 2) Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund (Class 2) Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) Franklin Mutual Advisers, LLC	0.91%[2]	7.65%	8.86%	9.81%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares)[1] Invesco Advisers, Inc.	1.13%[2]	8.69%	2.27%	4.91%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II Shares) Invesco Advisers, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks total return	Invesco V.I. Global Strategic Income Fund (Series II Shares) Invesco Advisers, Inc.	1.20%[2]	12.75%	1.39%	2.76%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II Shares) Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Service Shares) Janus Henderson Investors US LLC	0.87%	14.84%	8.21%	9.86%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Service Shares) Janus Henderson Investors US LLC	0.82%[2]	7.22%	(0.47%)	2.07%

138 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.	Janus Henderson Research Portfolio (Service Shares) Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares)[1] Lazard Asset Management, LLC	1.05%[2]	15.72%	5.19%	5.93%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund (Service Class) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.86%[2]	15.85%	11.47%	10.07%
Seeks total return.	MFS® Utilities Series (Service Class) Massachusetts Financial Services Company	1.03%[2]	14.76%	7.38%	9.22%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio (Class II Shares) Morgan Stanley Investment Management Inc.	1.05%[2]	12.44%	(5.46%)	14.04%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)) Neuberger Berman Investment Advisers LLC	1.12%	13.41%	12.54%	12.66%
Seeks to provide total return.	Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class)) Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.	0.77%[2]	16.66%	7.07%	7.84%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio (Advisor Class)[3] Pacific Investment Management Company LLC (PIMCO)	2.23%[2]	14.19%	5.49%	6.67%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio (Advisor Class)[3] Pacific Investment Management Company LLC (PIMCO)	1.31%[2]	21.77%	6.94%	7.88%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) Pacific Investment Management Company LLC (PIMCO)	0.83%	8.78%	(0.08%)	2.26%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 139

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund (Class 2) Franklin Advisers, Inc.	0.75%[2]	15.73%	(0.96%)	(0.15%)
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[2]	164.43%	20.00%	20.89%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.04%	17.63%	8.13%	9.06%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.89%[2]	10.21%	1.62%	3.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.02%[2]	12.15%	4.73%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.99%	9.59%	5.64%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.95%	9.17%	1.15%	3.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.97%	11.02%	2.66%	4.53%

140 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.01%	14.75%	5.83%	6.95%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	12.87%	4.29%	5.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.96%	13.86%	4.91%	6.42%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.00%	15.71%	6.44%	7.71%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.94%	12.10%	3.18%	4.92%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	7.28%	(0.23%)	1.99%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%[2]	13.14%	13.04%	12.63%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.08%	24.55%	7.02%	6.12%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.08%[2]	17.50%	1.36%	5.01%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 141

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05%[2]	34.84%	10.14%	6.97%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P. and Segall Bryant & Hamill, LLC, subadvisers.	1.10%[2]	7.86%	0.94%	7.72%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09%[2]	7.07%	6.60%	7.06%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.96%	9.22%	3.53%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.93%	11.07%	7.36%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.94%	10.10%	5.46%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio (Class II) Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	9.95%	2.34%	5.09%
1
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
2
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
3
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.

142 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.

Name	Term	Contract Issue Year	Guaranteed Minimum Interest Rate
Regular Fixed Account	1 Year	2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
Special DCA Fixed Account	6 Months	2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
Special DCA Fixed Account	1 Year	2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 143

Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract
If you have elected an optional benefit under the contract, your contract may be subject to investment allocation restrictions, as reflected in the following tables. See “Investment Allocation Restrictions for Certain Benefit Riders” for more details. If your optional benefit is not included below, your contract is not currently subject to any investment allocation restrictions.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER
For contracts issued with the Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds listed below:
1.
Variable Portfolio – Managed Risk Fund (Class 2)
2.
Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3.
Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4.
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5.
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6.
Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7.
Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8.
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9.
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
INVESTMENT ALLOCATION RESTRICTIONS FOR SECURESOURCE CORE 2 NY, SECURESOURCE 5 NY, SECURESOURCE 5 PLUS NY, SECURESOURCE CORE NY, SECURESOURCE CORE PLUS NY, SECURESOURCE 4 NY OR SECURESOURCE 4 PLUS NY BENEFIT RIDERS
For contracts issued with the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY,  SecureSource 4 Plus NY benefit riders, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds listed below:
The Portfolio Stabilizer funds currently available are:
1. Variable Portfolio – Managed Risk Fund (Class 2)
2. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
The Portfolio Navigator funds currently available are:
1. Variable Portfolio – Moderate Portfolio (Class 2)
2. Variable Portfolio – Moderately Conservative Portfolio (Class 2)
3. Variable Portfolio – Conservative Portfolio (Class 2)
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE TEMPO NYRIDER
If you elect the SecureSource Tempo NY rider, alone or in combination with the optional SecureSource Legacy benefit rider, you must allocate your purchase payments and contract value according to either Investment Path 1 or Investment Path 2 below.
Investment Path 1. You must allocate 100 % of your purchase payments and contract value among the following funds:
1.
Columbia Variable Portfolio – Balanced Fund (Class 2)
2.
Variable Portfolio – Managed Risk Fund (Class 2)
3.
Variable Portfolio – Managed Risk U.S. Fund (Class 2)
4.
Variable Portfolio – Managed Volatility Growth Fund (Class 2)
5.
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)

144 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

6.
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
7.
Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
8.
Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
9.
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
10.
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
11.
Variable Portfolio – Aggressive Portfolio (Class 2)
12.
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
13.
Variable Portfolio – Moderate Portfolio (Class 2)
14.
Variable Portfolio – Moderately Conservative Portfolio (Class 2)
15.
Variable Portfolio – Conservative Portfolio (Class 2)
Investment Path 2. This option requires 100% allocation of your purchase payments and contract value among the Funds in Groups A, B, and C subject to the requirements and limitations as shown below. If you select this option, you agree to be automatically enrolled in the portfolio rebalancing program and thereby authorize us to automatically rebalance your contract value on a quarterly basis.
Group A – Fixed Income: Minimum of 20%
Available funds with a Maximum Fund Allocation of 100%
1.
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
2.
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
3.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
4.
CTIVP – American Century Diversified Fund (Class 2)
5.
CTIVP – TCW Core Plus Bond Fund (Class 2)
6.
Variable Portfolio – Partners – Core Bond Fund (Class 2)
7.
Columbia variable Portfolio – Government Money Market Fund (Class 2)
Group B – Asset Allocation, Large Cap and International Equity funds: Maximum of 80%
Available Asset Allocation funds with a Maximum Fund Allocation of 80%
1.
Variable Portfolio – Managed Volatility Growth Fund (Class 2)
2.
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
3.
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
4.
Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
5.
Variable Portfolio –U.S. Flex Growth Fund (Class 2)
6.
Variable Portfolio –U.S. Flex Moderate Growth Fund (Class 2)
7.
Variable Portfolio –U.S. Flex Conservative Fund (Class 2)
8.
Variable Portfolio – Managed Risk Fund (Class 2)
9.
Variable Portfolio – Managed Risk U.S. Fund (Class 2)
10.
Variable Portfolio – Aggressive Portfolio (Class 2)
11.
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
12.
Variable Portfolio – Moderate Portfolio (Class 2)
13.
Variable Portfolio – Moderately Conservative Portfolio (Class 2)
14.
Variable Portfolio – Conservative Portfolio (Class 2)
15.
Columbia Variable Portfolio – Balanced Fund (Class 2)
Available Large Cap and International Equity funds with a Maximum Fund Allocation of 30%
1.
Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
2.
Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
3.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
4.
Columbia Variable Portfolio – Large-Cap Growth Fund (Class 2)
5.
Columbia Variable Portfolio – Large-Cap Index Fund (Class 2)
6.
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
7.
CTIVP – Principal Blue Chip Growth Fund (Class 2)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 145

8.
CTIVP – MFS Value Fund (Class 2)
9.
CTIVP – T. Rowe Price Large-Cap Value Fund (Class 2)
10.
Variable Portfolio – Partners Core Equity Fund (Class 2)
11.
Columbia Variable Portfolio – Overseas Core Fund (Class 2)
12.
Variable Portfolio – Partners International Core Equity Fund (Class 2)
13.
Variable Portfolio – Partners International Growth Fund (Class 2)
14.
Variable Portfolio – Partners International Value Fund (Class 2)
Group C – Large Cap Aggressive Growth, Mid Cap, Small Cap and Emerging Markets: Maximum of 20%
Available funds with a Maximum Fund Allocation of 5%
1.
CTIVP - Morgan Stanley Advantage Fund (Class 2)
2.
Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
3.
Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
4.
CTIVP - Victory Sycamore Established Value Fund (Class 2)
5.
CTIVP - Westfield Mid Cap Growth Fund (Class 2)
6.
Columbia Variable Portfolio - Select Small-Cap Value Fund (Class 2)
7.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
8.
Variable Portfolio - Partners Small Cap Value Fund (Class 2)
9.
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)

146 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Appendix C: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•
We receive a single $50,000 purchase payment;
•
During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•
You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 147

			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(50.00)	(50.00)
		Net full surrender proceeds:	$56,450.00	$36,744.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•
We receive a single $50,000 purchase payment;
•
During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•
You have made no prior surrenders.

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:

148 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

			Contract with Gain	Contract with Loss
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 149

Appendix D: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•
You purchase the contract (with the ROPP rider) with a payment of $20,000.
•
The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
for a death benefit of:	$18,333
Example — MAV Death Benefit
Assumptions:
•
You purchase the contract (with the MAV rider) with a payment of $20,000.
•
On the first contract anniversary the contract value grows to $24,000.
•
During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $24,000 =
$22,000	–1,636
for a death benefit of:	$22,364
Example — 5-Year MAV Death Benefit
Assumptions:
•
You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.
•
On the fifth contract anniversary the contract value grows to $30,000.
•
During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000

150 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $30,000 =
$25,000	–1,800
for a death benefit of:	$28,200

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 151

Appendix E: Example – Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes – Qualified Annuities – Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
EXAMPLE — SECURESOURCE CORE NY/ SECURESOURCE CORE PLUS NY/ SECURESOURCE CORE 2 NY RIDERS
Assumptions:
•
You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•
You are the sole owner and also the annuitant. You are age 61.
•
This example uses a Lifetime Payment Percentage of 4.00% at age 61, 5.00% at age 65, and 5.20% at age 70. Your Lifetime Payment Percentage will be based on the rider you choose and your age.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit Base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Credit Base	Benefit Base	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	SecureSource Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$4,000	$4,000	4.00%	$100,000
1	—	—	94,000	100,000	106,000	4,240	4,240	4.00%	100,000
2	—	—	103,500	100,000	112,000	4,480	4,480	4.00%	103,500
3	—	—	120,000	120,000	120,000 (1)	4,800	4,800	4.00%	120,000
3.5	—	4,800	115,200	120,000	120,000	4,800	-	4.00%	115,200
4	—	—	115,000	120,000	120,000 (2)	4,800	4,800	4.00%	115,200
5	—	—	110,000	120,000	127,200	5,088	5,088	4.00%	115,200
6	—	—	140,000	140,000	140,000	7,000	7,000	5.00% (3)	140,000
7	—	—	120,000	140,000	148,400	7,420	7,420	5.00%	140,000
7.5	—	10,000	110,000	136,792	144,999 (4)	7,420	-	5.00%	129,542
8	—	—	102,000	136,792	144,999	7,250	7,250	5.00%	129,542
9	—	—	109,000	136,792	153,207	7,660	7,660	5.00%	129,542
(1)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)
Because the annual step-up increased the Benefit Base on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)
The $10,000 withdrawal is greater than the $7,420 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are calculated as described in 'Lifetime Benefit Description - Determination of Adjustment of Benefit Values'.

152 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

EXAMPLE — SECURESOURCE 4 NY/SECURESOURCE 4 PLUS NY/ SECURESOURCE 5 NY/SECURESOURCE 5 PLUS NY RIDERS
Assumptions:
•
You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•
You are the sole owner and also the annuitant. You are age 61.
•
This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Credit Base	Benefit Base	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	—	—	94,000	100,000	106,000	100,000	6.0%	4,876	4,876	4.60%	100,000
2	—	—	103,500	100,000	112,000	103,500	0.0%	5,152	5,152	4.60%	103,500
3	—	—	120,000	120,000	120,000 (2)	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	—	5,520	114,800	120,000	120,000 (3)	114,480	0.0%	5,520	-	4.60%	114,480
4	—	—	115,000	120,000	120,000	115,000	0.0%	5,520	5,520	4.60%	115,000
5	—	—	110,000	120,000	127,200	115,000	4.3%	5,851	5,851	4.60%	115,000
6	—	—	140,000	140,000	140,000	140,000	0.0%	7,980	7,980	5.70% (4)	140,000
7	—	—	120,000	140,000	148,400	140,000	14.3%	8,459	8,459	5.70%	140,000
7.5	—	10,000	110,000	138,066	146,350 (5)	128,333	14.3%	8,459	-	5.70%	129,724
8	—	—	102,000	138,066	146,350	128,333	20.5%	6,878	6,878	4.70% (6)	129,724
9	—	—	109,000	138,066	154,633	128,333	15.1%	8,814	8,814	5.70%	129,724
(1)
This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)
Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)
The $10,000 withdrawal is greater than the $8,459 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(6)
The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 153

EXAMPLE — SECURESOURCE TEMPO NY
Assumptions:
•
You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•
You are the sole owner and also the annuitant. You are age 61.
•
This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Returns- linked Credit	Benefit Base	Credit Carryover	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000		$100,000		$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	-	-	94,000	-	100,000	-	100,000	6.0%	4,600	4,600	4.60%	100,000
2	-	-	103,500	9,400	109,400	9,400 (2)	103,500	0.0%	5,032	5,032	4.60%	103,500
3	-	-	120,000	10,350	120,000 (3)	10,350	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	-	5,520	114,480		120,000	10,350	114,480	0.0%	5,520	-	4.60%	114,480
4	-	-	115,000	-	120,000 (4)	10,350	115,000	0.0%	5,520	5,520	4.60%	115,000
5	-	-	110,000	10,350 (5)	130,350	-	115,000	4.3%	5,996	5,996	4.60%	115,000
6	-	-	140,000	11,000	141,350	11,000	140,000	0.0%	6,502	6,502	4.60%	140,000
7	-	-	120,000	11,000	152,350	-	140,000	14.3%	7,008	7,008	4.60%	140,000
7.5	-	10,000	110,000		148,316 (6)	-	128,333	14.3%	7,008	-	4.60%	129,470
8	-	-	102,000	-	148,316	-	128,333	20.5%	5,339	5,339	3.60% (7)	129,470
9	-	-	109,000	10,200	158,516	3,800	128,333	15.1%	7,292	7,292	4.60%	129,470
(1)
This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)
Returns linked credit and Credit carryover are based on the $9,500 positive contract returns (i.e. contract value increased from $94,000 to $103,500). The maximum credit and maximum carryover are 10% of prior anniversary contract value.
(3)
Since the contract value was greater than the Benefit Base after it was increased by the Returns-linked Credit, the Benefit Base is increased to the contract value.
(4)
Since a withdrawal was taken in the previous contract year, the Returns-linked Credit is not available on the 4th Anniversary and the Credit Carryover is not increased.
(5)
Contract return used for credit is zero so the Returns-linked credit is from the Credit Carryover.
(6)
The $10,000 withdrawal is greater than the $7,008 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(7)
The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
Example – Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•
You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•
You make no additional purchase payments.
•
You do not exercise the elective step-up option.

154 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 155

Appendix F: Additional Required Minimum Distribution (RMD) Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)
Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the Current Annual Payment.
•
A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of Current Annual Payment.
•
The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the Remaining Annual Payment at the time of each withdrawal, but shall not be reduced to less than zero.
•
Any withdrawals taken in a contract year will count first against and reduce the Remaining Annual Payment for that contract year.
•
Once the Remaining Annual Payment for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the Current Annual Payment as long as they do not exceed the remaining LABA.
•
Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the Current Annual Payment and will subject the Current Annual Payment to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)
determined by us each calendar year;
(2)
based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)
based on the value of this contract alone on the date it is determined;
(4)
based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)
based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.
IRAs under Section 408(b) of the Code;
2.
Roth IRAs under Section 408A of the Code;
3.
SIMPLE IRAs under Section 408(p) of the Code;
4.
Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.
Custodial and investment only plans under section 401(a) of the Code;
6.
TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available Remaining Annual Payment amount and may result in the reduction of your Current Annual Payment as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

156 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Appendix G: Prospectus Rate Sheet Supplements
The purpose of this appendix is to show historic rates filed with the following Prospectus Rate Sheet Supplements:
•
Rate Sheet Prospectus Supplement dated April 29, 2019 – applicable to contracts with applications signed from 4/29/2019 through 10/27/2019;
•
Rate Sheet Prospectus Supplement dated Oct. 14, 2019 – applicable to contracts with applications signed from 10/28/2019 through 3/29/2020;
•
Rate Sheet Prospectus Supplement dated March 16, 2020 – applicable to contracts with applications signed from 3/30/2020 through 4/30/2020;
•
Rate Sheet Prospectus Supplement dated May 1, 2020 – applicable to contracts with applications signed from 5/1/2020 through 5/2/2021;
•
Rate Sheet Prospectus Supplement dated May 1, 2021– applicable to contracts with applications signed from 5/3/2021 through 4/28/2022;
•
Rate Sheet Prospectus Supplement dated April 29, 2022 – applicable to contracts with applications signed from 4/29/2022 through 6/24/2022

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 157

Rate Sheet Prospectus Supplement dated April 29, 2019
Product Name	Prospectus Form #/Date
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•
Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•
Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms, listed below apply to applications signed on or after April 29, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider– Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider– Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider– Lifetime Payment Percentage/Annual Credits/Base Doubler”).

The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.30%	1.40%
SecureSource Core Plus NYSM	1.40%	1.50%
SecureSource 4 NY®	1.00%	1.05%
SecureSource4Plus NY®	1.30%	1.35%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

158 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.50%	N/A
59-64*	4.50%	4.20%
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75-79	6.00%	5.70%
80+	6.50%	6.20%
*For Joint Life, the Age Band is 63-64.
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
60-64	4.50%	N/A
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75 -79	6.00%	5.70%
80+	6.50%	6.20%
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.60%	1.00%
59-64	4.00%	3.60%	1.00%
65-69	5.00%	4.60%	1.00%
70-74	5.25%	4.85%	1.00%
75-79	5.50%	5.10%	1.00%
80+	6.00%	5.60%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58	3.30%	N/A	1.00%
59-64*	4.30%	4.00%	1.00%
65-69	5.30%	5.00%	1.00%
70-74	5.55%	5.25%	1.00%
75-79	5.80%	5.50%	1.00%
80+	6.30%	6.00%	1.00%
* For Joint Life, the Age Band is 61-64.
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	12 years
SecureSource Core Plus NYSM	7%	12 years
SecureSource 4 NY®	6%	12 years
SecureSource4Plus NY®	6%	12 years
base doubler age – for SecureSource Core plus NY riders:
Base Doubler age is 70.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 159

issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	63- 85
SecureSource Core Plus NYSM	57-85	65-85
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource4Plus NY®	85 or younger	61-85
*Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S- 6725- 1 (4/19)

160 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Rate Sheet Prospectus Supplement dated October 14, 2019 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•
Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•
Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after October 28, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 161

RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.45%	1.55%
SecureSource Core Plus NYSM	1.55%	1.65%
SecureSource 4 NY®	1.35%	1.40%
SecureSource 4 Plus NY®	1.45%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.30%	N/A
59-64*	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75-79	5.80%	5.40%
80+	6.30%	5.90%
* For Joint Life, the Age Band is 60-64.
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
57-58	3.30%	N/A
59-64*	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75 -79	5.80%	5.40%
80+	6.30%	5.90%
* For Joint Life, the Age Band is 62-64.
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.65%	1.00%
59-64	4.00%	3.65%	1.00%
65-69	5.00%	4.65%	1.00%
70-74	5.25%	4.90%	1.00%
75-79	5.50%	5.15%	1.00%
80+	6.00%	5.65%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58	3.10%	N/A	1.00%
59-64*	4.10%	3.90%	1.00%
65-69	5.10%	4.90%	1.00%
70-74	5.35%	5.15%	1.00%
75-79	5.60%	5.40%	1.00%
80+	6.10%	5.90%	1.00%
* For Joint Life, the Age Band is 60-64.

162 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	10 years
SecureSource Core Plus NYSM	7%	10 years
SecureSource 4 NY®	6%	10 years
SecureSource 4 Plus NY®	6%	10 years
base doubler age – for SecureSource Core plus NY riders:
Base Doubler age is 70.
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	60- 85
SecureSource Core Plus NYSM	57-85	62-85
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource 4 Plus NY®	85 or younger	60-85
* Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-2 A (10/19)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 163

Rate Sheet Prospectus Supplement dated March 16, 2020 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•
Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•
Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after MARCH 30, 2020.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).

164 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.60%	1.70%
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	1.55%	1.65%
SecureSource 4 Plus NY®	1.70%	1.80%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.60%
59-64	4.00%	3.60%
65-69	5.00%	4.60%
70-74	5.20%	4.70%
75-79	5.35%	4.85%
80+	5.50%	5.00%
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
57-58	N/A	N/A
59-64	N/A	N/A
65-69	N/A	N/A
70-74	N/A	N/A
75 -79	N/A	N/A
80+	N/A	N/A
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58*	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
* For Joint Life, the Age Band is 56-58.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 165

ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	10 years
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	6%	10 years
SecureSource 4 Plus NY®	7%	10 years
base doubler age – for SecureSource Core plus NY riders
Base Doubler age is N/A.
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	85 or younger
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource 4 Plus NY®	85 or younger	56-85
*Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-3 A (03/20)
Rate Sheet Prospectus Supplement Dated May 1, 2021 to the Prospectus Dated May 1, 2021
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CH (5/21)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix G to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Income Bonus Percentage for the SecureSource Tempo NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Annual Credit percentage and Credit Period for the SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Credit Multiplier, Maximum Credit percentage, Maximum Credit Carryover percentage for the SecureSource Tempo optional benefit riders.
•
Issue Ages for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after May 3, 2021.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will

166 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Tempo NY Rider – Lifetime Payment Percentage/Returns-linked Credit”; “SecureSource Core 2 NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource 5 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 5 Plus NY Rider – Lifetime Payment Percentage/Annual Credits”; SecureSource Core 2 NY Rider – Lifetime Payment Percentage/Annual Credits).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
CURRENT RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Tempo NYSM	1.55%	1.65%
SecureSource 5 NYSM	1.55%	1.65%
SecureSource 5 Plus NYSM	1.70%	1.80%
SecureSource Core 2 NYSM	1.60%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE and income bonus percentage
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Tempo NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 167

SecureSource Core 2 NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.50%
59-64	4.00%	3.50%
65-69	5.00%	4.50%
70-74	5.20%	4.60%
75-79	5.35%	4.85%
80+	5.50%	5.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Tempo NYSM	N/A	15 years
SecureSource 5 NYSM	5%	10 years
SecureSource 5 Plus NYSM	6%	10 years
SecureSource Core 2 NYSM	5%	10 years
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Tempo NYSM	85 or younger	85 or younger
SecureSource 5 NYSM	85 or younger	85 or younger
SecureSource 5 Plus NYSM	85 or younger	85 or younger
SecureSource Core 2 NYSM	85 or younger	85 or younger
*Issue ages from 81 through 85 require prior approval.
credit multiplier, MAXIMUM CREDIT PERCENTAGE AND MAXIMUM CARRYOVER PERCENTAGE for the SecureSource tempo NY rider:
Credit Multiplier is 200%, Maximum Credit Percentage is 10% and Maximum Carryover Percentage is 10%.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-4 A (5/21)
Rate Sheet Prospectus Supplement dated April 29, 2022, to the Prospectus Dated April 29, 2022
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	PRO9102_12_A01_(4/02)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix G to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Income Bonus Percentage for the SecureSource Tempo NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;

168 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
Annual Credit percentage and Credit Period for the SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Credit Multiplier, Maximum Credit percentage, Maximum Credit Carryover percentage for the SecureSource Tempo optional benefit riders.
•
Issue Ages for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after april 29, 2022.
please note that as of jan.1, 2022, only SecureSource Tempo NY Rider is available.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See "Charges and Adjustments – Optional Benefit Charges – Optional Living Benefit Charges – “SecureSource Tempo NY Rider – Lifetime Payment Percentage/Returns-linked Credit”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
CURRENT RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Tempo NYSM	1.55%	1.65%
SecureSource 5 NYSM	1.55%	1.65%
SecureSource 5 Plus NYSM	1.70%	1.80%
SecureSource Core 2 NYSM	1.60%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE and income bonus percentage
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Tempo NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55%	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55%	1.00%
80+	5.10%	4.65%	1.00%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 169

SecureSource 5 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource Core 2 NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.50%
59-64	4.00%	3.50%
65-69	5.00%	4.50%
70-74	5.20%	4.60%
75-79	5.35%	4.85%
80+	5.50%	5.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Tempo NYSM	N/A	15 years
SecureSource 5 NYSM	5%	10 years
SecureSource 5 Plus NYSM	6%	10 years
SecureSource Core 2 NYSM	5%	10 years
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Tempo NYSM	85 or younger	85 or younger
SecureSource 5 NYSM	85 or younger	85 or younger
SecureSource 5 Plus NYSM	85 or younger	85 or younger
SecureSource Core 2 NYSM	85 or younger	85 or younger
*Issue ages from 81 through 85 require prior approval.
credit multiplier, MAXIMUM CREDIT PERCENTAGE AND MAXIMUM CARRYOVER PERCENTAGE for the SecureSource tempo NY rider:
Credit Multiplier is 200%, Maximum Credit Percentage is 10% and Maximum Carryover Percentage is 10%.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9102-0001 (04/22)

170 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The Statement of Additional Information (SAI) includes additional information about the Contract. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
PRO9102_12_E01_(05/26)
Reports and other information about RiverSource of New York Variable Annuity Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000212359
© 2008-2026 RiverSource Life Insurance Company. All rights reserved.

PART B.

STATEMENT OF ADDITIONAL INFORMATION
FOR

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY
RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY
RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY
RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY
RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY
RIVERSOURCE®RAVA 5 ADVANTAGE® VARIABLE ANNUITY (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RIVERSOURCE®RAVA 5 SELECT® VARIABLE ANNUITY (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RIVERSOURCE®RAVA 5 ACCESS® VARIABLE ANNUITY (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RIVERSOURCE®RAVA 5 ADVANTAGE® VARIABLE ANNUITY (Offered for contract applications signed prior to April 30, 2012)
RIVERSOURCE®RAVA 5 SELECT® VARIABLE ANNUITY (Offered for contract applications signed prior to April 30, 2012)
RIVERSOURCE®RAVA 5 ACCESS® VARIABLE ANNUITY (Offered for contract applications signed prior to April 30, 2012)
RIVERSOURCE®RAVA 5 ADVANTAGE® VARIABLE ANNUITY (Offered for contract applications signed on or after April 29, 2013)
RIVERSOURCE®RAVA 5 SELECT® VARIABLE ANNUITY (Offered for contract applications signed on or after April 29, 2013)
RIVERSOURCE®RAVA 5 ACCESS® VARIABLE ANNUITY (Offered for contract applications signed on or after April 29, 2013)
RIVERSOURCE®RAVA 5 ADVANTAGE® VARIABLE ANNUITY (Offered for contract applications signed on or after April 29, 2019)
RIVERSOURCE®RAVA 5 CHOICESM VARIABLE ANNUITY
RIVERSOURCE®RAVA 5 ACCESS® VARIABLE ANNUITY (Offered for contract applications signed on or after June 22, 2020)
RIVERSOURCE®RAVA APEX NY VARIABLE ANNUITY
RIVERSOURCE®RAVA VISTA NY VARIABLE ANNUITY
RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
May 1, 2026
RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.
This SAI contains financial information for all the subaccounts of RiverSource of New York Variable Annuity Account. Not all subaccounts will apply to your specific contract.
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
SAI9025_12_E01_(05/26)

Table of Contents
Company	p. 2
Non-Principal Risks of Investing in the Contracts	p. 2
Services	p. 2
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 3
Principal Underwriter	p. 4
Experts	p. 4
Custodian	p. 4
Financial Statements
 1 ■ RiverSource of New York Variable Annuity Account

Company
RiverSource Life Insurance Co. of New York (the “Company”, “we”, “our” and “us”) is a stock life insurance company organized in 1972 under the laws of the state of New York, located at 20 Madison Avenue Extension, Albany, New York 12203. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Non-Principal Risks of Investing in the Contracts
Fund of Funds Risk. Funds that are “funds of funds” (or “feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return.
Money Market Fund Sub-Account Delay of Payment Risk. If, pursuant to SEC rules, a Fund that is a money market fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, partial withdrawal, full surrender, or death benefit from the corresponding Subaccount until the Fund is liquidated.
Mixed and Shared Funding Risk. Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another underlying Fund.
BUSINESS CONTINUITY/DISASTER RECOVERY
Disruptive events, including natural or man-made disasters and public health crises may adversely affect our ability to conduct business, including if our employees, the employees of intermediaries or service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations could interfere with processing of transactions (including the issuance of contracts). Also, disruptions may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees, the employees of intermediaries or service providers are able to work remotely. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that RiverSource Life of NY, the Funds, or our service providers will avoid losses affecting your policy due to a disaster or other catastrophe.
Services
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.
We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life of NY may change over time. We may modify, terminate, or enter into new arrangements with service providers at any time.
Affiliated entities that provide a significant amount of services to RiverSource Life of NY are listed in the table below, along with a description of the services provided and the basis for compensation paid.
Name of Service Provider	Services Provided	Principal Business Address	Basis for Compensation Paid
Ameriprise Financial, Inc. ("AFI")	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	901 Third Avenue South Minneapolis, MN 55402 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses)
RiverSource Life Insurance Company	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	901 Third Avenue South Minneapolis, MN 55402 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses)
The aggregate dollar amount paid to AFI by RiverSource Life of NY for the services provided in 2025 was $801,410, in 2024 was $846,488 and in 2023 was $924,559.
The aggregate dollar amount paid to RiverSource Life Insurance Company by RiverSource Life of NY for the services provided in 2025 was $8,386,824, in 2024 was $7,503,799 and in 2023 was $8,187,310.
RiverSource of New York Variable Annuity Account ■ 2

Calculating Annuity Payouts
THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.
Initial Payout:  To compute your first monthly payout, we:
• determine the dollar value of your contract on the valuation date; then
• apply the result to the annuity table contained in the contract or another table at least as favorable.
The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.
Annuity Units:  We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.
Subsequent Payouts: To compute later payouts, we multiply:
• the annuity unit value on the valuation date by;
• the fixed number of annuity units credited to you.
Annuity Unit Values: We originally set  this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
• the net investment factor; and
• the neutralizing factor.
The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.
Net Investment Factor: We determine the net investment factor by:
• adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
• dividing that sum by the previous adjusted net asset value per share; and
• subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.
THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.
To calculate your annuity payouts we:
• take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then
• using an annuity table, we apply the value according to the annuity payout plan you select.
The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.
Rating Agencies
Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. These ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.
For detailed information on the agency ratings given to RiverSource Life of NY, see  “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:
A.M. Best	www.ambest.com
Moody’s	www.moodys.com
 3 ■ RiverSource of New York Variable Annuity Account

Standard & Poor’s	www.standardandpoors.com
A.M. Best — Rates insurance companies for their financial strength.
Moody’s — Rates insurance companies for their financial strength.
Standard & Poor’s — Rates insurance companies for their financial strength.
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2025 was $18,776,398 in 2024 was $20,338,738, and in 2023 was $18,456,768. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.
Experts
The financial statements as of December 31, 2025 and December 31, 2024 and for each of the three years in the period ended December 31, 2025 of the RiverSource Life Insurance Co. of New York and the financial statements as of December 31, 2025 and for each of the two years in the period ended December 31, 2025 of each of the divisions of RiverSource of New York Variable Annuity Account included in this Statement of Additional Information dated April 24, 2026, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
Custodian
RiverSource Life of NY is the custodian of the assets of RiverSource of New York Variable Annuity Account. RiverSource Life of NY holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life of NY’s principal offices are located at 20 Madison Avenue Extension, Albany, NY 12203.
RiverSource of New York Variable Annuity Account ■ 4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND
THE CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the investee mutual funds and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 24, 2026
We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.
 5 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value	$502,779	$4,059,141	$13,927,800	$4,405,488	$681,636
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	98	169	19,104	—	93
Receivable for share redemptions	574	3,329	13,721	4,227	583
Total assets	503,451	4,062,639	13,960,625	4,409,715	682,312

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	574	3,194	13,721	3,579	583
Contract terminations	—	135	—	648	—
Payable for investments purchased	98	169	19,104	—	93
Total liabilities	672	3,498	32,825	4,227	676
Net assets applicable to contracts in accumulation period	500,857	4,041,079	13,921,281	4,383,318	679,861
Net assets applicable to contracts in payment period	—	18,062	607	20,022	—
Net assets applicable to seed money	1,922	—	5,912	2,148	1,775
Total net assets	$502,779	$4,059,141	$13,927,800	$4,405,488	$681,636
Investment shares	46,425	194,964	170,935	142,804	22,526
Investments, at cost	$487,891	$2,906,323	$11,760,030	$3,821,103	$665,853

December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Assets
Investments, at fair value	$2,424,066	$2,762,062	$3,838,302	$2,066,299	$676,637
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	140	10	483	28	—
Receivable for share redemptions	1,811	2,305	3,360	1,928	654
Total assets	2,426,017	2,764,377	3,842,145	2,068,255	677,291

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,811	2,305	3,360	1,928	654
Contract terminations	—	—	—	—	—
Payable for investments purchased	140	10	483	28	—
Total liabilities	1,951	2,315	3,843	1,956	654
Net assets applicable to contracts in accumulation period	2,424,066	2,677,290	3,836,458	2,063,098	675,661
Net assets applicable to contracts in payment period	—	81,513	—	—	—
Net assets applicable to seed money	—	3,259	1,844	3,201	976
Total net assets	$2,424,066	$2,762,062	$3,838,302	$2,066,299	$676,637
Investment shares	121,203	107,473	399,823	164,383	65,502
Investments, at cost	$2,122,284	$2,567,639	$3,927,379	$1,734,292	$655,217
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 6

Statement of Assets and Liabilities

December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value	$7,993,707	$94,199	$642,912	$2,369,037	$488,072
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	230	—	27	158	279
Receivable for share redemptions	7,292	89	575	1,729	392
Total assets	8,001,229	94,288	643,514	2,370,924	488,743

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,292	89	575	1,729	392
Contract terminations	—	—	—	—	—
Payable for investments purchased	230	—	27	158	279
Total liabilities	7,522	89	602	1,887	671
Net assets applicable to contracts in accumulation period	7,922,855	90,464	641,873	2,368,858	487,643
Net assets applicable to contracts in payment period	69,692	—	—	—	—
Net assets applicable to seed money	1,160	3,735	1,039	179	429
Total net assets	$7,993,707	$94,199	$642,912	$2,369,037	$488,072
Investment shares	599,228	1,649	228,794	831,241	17,308
Investments, at cost	$8,582,474	$69,869	$558,983	$1,839,181	$455,200

December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Assets
Investments, at fair value	$7,343,217	$4,326,186	$24,045,303	$49,067,425	$785,219
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	313	535	37,771	5,599	18
Receivable for share redemptions	6,547	3,419	23,337	63,466	763
Total assets	7,350,077	4,330,140	24,106,411	49,136,490	786,000

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,880	3,419	23,337	48,036	763
Contract terminations	667	—	—	15,430	—
Payable for investments purchased	313	535	37,771	5,599	18
Total liabilities	6,860	3,954	61,108	69,065	781
Net assets applicable to contracts in accumulation period	7,308,679	4,313,743	24,045,102	48,939,495	782,753
Net assets applicable to contracts in payment period	33,891	11,707	—	127,471	—
Net assets applicable to seed money	647	736	201	459	2,466
Total net assets	$7,343,217	$4,326,186	$24,045,303	$49,067,425	$785,219
Investment shares	461,838	211,653	443,804	891,973	196,305
Investments, at cost	$9,113,886	$5,091,401	$18,597,276	$27,576,782	$860,759
See accompanying notes to financial statements.
 7 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value	$8,459,634	$1,387,115	$2,215,291	$3,942,543	$21,181,058
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	347	—	80	53	109
Receivable for share redemptions	28,876	1,379	2,001	3,915	21,032
Total assets	8,488,857	1,388,494	2,217,372	3,946,511	21,202,199

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,098	1,379	1,966	3,915	20,917
Contract terminations	20,778	—	35	—	115
Payable for investments purchased	347	—	80	53	109
Total liabilities	29,223	1,379	2,081	3,968	21,141
Net assets applicable to contracts in accumulation period	8,459,026	1,385,940	2,206,982	3,941,330	21,111,338
Net assets applicable to contracts in payment period	—	—	8,206	—	69,232
Net assets applicable to seed money	608	1,175	103	1,213	488
Total net assets	$8,459,634	$1,387,115	$2,215,291	$3,942,543	$21,181,058
Investment shares	137,734	180,614	285,108	31,657	166,911
Investments, at cost	$4,902,437	$1,454,825	$2,641,871	$2,516,528	$4,601,495

December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Assets
Investments, at fair value	$8,452,724	$20,615,988	$2,558,578	$4,127,943	$1,160,157
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	197	8,018	150	274	2
Receivable for share redemptions	32,559	23,295	2,390	4,087	1,102
Total assets	8,485,480	20,647,301	2,561,118	4,132,304	1,161,261

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,395	18,200	2,390	3,839	1,064
Contract terminations	24,164	5,095	—	248	38
Payable for investments purchased	197	8,018	150	274	2
Total liabilities	32,756	31,313	2,540	4,361	1,104
Net assets applicable to contracts in accumulation period	8,452,142	20,385,889	2,557,158	4,073,865	1,158,979
Net assets applicable to contracts in payment period	—	230,099	—	54,078	—
Net assets applicable to seed money	582	—	1,420	—	1,178
Total net assets	$8,452,724	$20,615,988	$2,558,578	$4,127,943	$1,160,157
Investment shares	167,646	400,933	194,865	310,372	136,650
Investments, at cost	$5,918,078	$6,503,193	$2,693,759	$3,927,926	$1,223,426
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 8

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Assets
Investments, at fair value	$17,617,772	$8,299,521	$7,083,609	$5,116,674	$4,127,758
Dividends receivable	1,520	744	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,627	145	9,560	47	1,151
Receivable for share redemptions	17,784	7,115	6,666	4,691	3,840
Total assets	17,638,703	8,307,525	7,099,835	5,121,412	4,132,749

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	17,785	7,074	6,666	4,680	3,840
Contract terminations	—	40	—	11	—
Payable for investments purchased	1,627	145	9,560	47	1,151
Total liabilities	19,412	7,259	16,226	4,738	4,991
Net assets applicable to contracts in accumulation period	17,591,413	8,272,533	7,082,634	5,075,783	4,126,234
Net assets applicable to contracts in payment period	—	27,733	—	40,889	—
Net assets applicable to seed money	27,878	—	975	2	1,524
Total net assets	$17,619,291	$8,300,266	$7,083,609	$5,116,674	$4,127,758
Investment shares	17,617,772	8,299,521	1,140,678	816,056	615,165
Investments, at cost	$17,617,770	$8,299,478	$7,081,247	$5,292,206	$4,204,248

December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value	$4,170,498	$8,022,306	$10,259,666	$10,527,949	$4,835,395
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	17	666	179	2,412	134
Receivable for share redemptions	4,960	7,594	9,988	10,576	3,817
Total assets	4,175,475	8,030,566	10,269,833	10,540,937	4,839,346

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,618	7,594	9,153	10,576	3,817
Contract terminations	1,342	—	835	—	—
Payable for investments purchased	17	666	179	2,412	134
Total liabilities	4,977	8,260	10,167	12,988	3,951
Net assets applicable to contracts in accumulation period	4,156,814	8,021,402	10,220,677	10,527,216	4,834,898
Net assets applicable to contracts in payment period	13,684	—	38,988	—	—
Net assets applicable to seed money	—	904	1	733	497
Total net assets	$4,170,498	$8,022,306	$10,259,666	$10,527,949	$4,835,395
Investment shares	610,615	937,185	1,190,217	192,573	86,640
Investments, at cost	$4,595,405	$8,655,707	$11,854,024	$6,279,136	$1,234,285
See accompanying notes to financial statements.
 9 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Assets
Investments, at fair value	$52,965,336	$87,185,763	$3,874,998	$1,243,561	$3,274,561
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	27,926	19,584	4	4	9,618
Receivable for share redemptions	49,060	85,352	3,557	1,138	3,271
Total assets	53,042,322	87,290,699	3,878,559	1,244,703	3,287,450

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	49,060	79,686	3,557	1,138	3,271
Contract terminations	—	5,666	—	—	—
Payable for investments purchased	27,926	19,584	4	4	9,618
Total liabilities	76,986	104,936	3,561	1,142	12,889
Net assets applicable to contracts in accumulation period	52,965,219	87,185,220	3,874,052	1,242,504	3,272,584
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	117	543	946	1,057	1,977
Total net assets	$52,965,336	$87,185,763	$3,874,998	$1,243,561	$3,274,561
Investment shares	927,752	1,499,067	409,619	175,644	185,003
Investments, at cost	$39,155,176	$40,599,417	$3,905,671	$1,515,869	$2,653,583

December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value	$3,935,747	$3,071,324	$830,354	$5,559,000	$1,032,274
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	50	98	197	377	—
Receivable for share redemptions	4,201	2,945	885	22,231	1,115
Total assets	3,939,998	3,074,367	831,436	5,581,608	1,033,389

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,776	2,945	885	5,237	906
Contract terminations	425	—	—	16,994	209
Payable for investments purchased	50	98	197	377	—
Total liabilities	4,251	3,043	1,082	22,608	1,115
Net assets applicable to contracts in accumulation period	3,911,104	3,068,933	829,859	5,558,379	1,031,623
Net assets applicable to contracts in payment period	24,643	—	—	—	—
Net assets applicable to seed money	—	2,391	495	621	651
Total net assets	$3,935,747	$3,071,324	$830,354	$5,559,000	$1,032,274
Investment shares	220,861	90,413	31,501	103,059	18,793
Investments, at cost	$2,849,212	$2,391,791	$644,034	$3,570,880	$564,555
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 10

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value	$3,478,787	$4,497,650	$3,239,490	$1,435,160	$1,233,309
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	290	7	332	11	10
Receivable for share redemptions	3,386	4,479	3,043	1,241	1,131
Total assets	3,482,463	4,502,136	3,242,865	1,436,412	1,234,450

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,386	4,479	3,043	1,231	1,131
Contract terminations	—	—	—	10	—
Payable for investments purchased	290	7	332	11	10
Total liabilities	3,676	4,486	3,375	1,252	1,141
Net assets applicable to contracts in accumulation period	3,478,140	4,458,802	3,238,608	1,435,079	1,232,649
Net assets applicable to contracts in payment period	—	38,174	—	—	—
Net assets applicable to seed money	647	674	882	81	660
Total net assets	$3,478,787	$4,497,650	$3,239,490	$1,435,160	$1,233,309
Investment shares	55,911	70,941	70,979	30,884	30,580
Investments, at cost	$2,584,232	$1,575,960	$2,475,897	$496,378	$917,307

December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value	$1,406,702	$305,670	$5,089,061	$1,357,011	$1,704,242
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	29	—	259	—	80
Receivable for share redemptions	1,099	283	5,056	1,251	1,367
Total assets	1,407,830	305,953	5,094,376	1,358,262	1,705,689

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,099	283	5,056	1,251	1,367
Contract terminations	—	—	—	—	—
Payable for investments purchased	29	—	259	—	80
Total liabilities	1,128	283	5,315	1,251	1,447
Net assets applicable to contracts in accumulation period	1,405,327	304,331	5,087,914	1,355,610	1,704,164
Net assets applicable to contracts in payment period	1,134	—	—	—	—
Net assets applicable to seed money	241	1,339	1,147	1,401	78
Total net assets	$1,406,702	$305,670	$5,089,061	$1,357,011	$1,704,242
Investment shares	34,193	24,572	1,360,711	145,446	182,077
Investments, at cost	$640,471	$305,866	$5,249,502	$1,316,507	$1,856,454
See accompanying notes to financial statements.
 11 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Assets
Investments, at fair value	$412,211	$1,693,634	$1,102,923	$2,035,661	$930,065
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	144	—	—	118	203
Receivable for share redemptions	334	1,675	1,066	2,501	4,352
Total assets	412,689	1,695,309	1,103,989	2,038,280	934,620

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	334	1,675	1,066	1,714	909
Contract terminations	—	—	—	787	3,443
Payable for investments purchased	144	—	—	118	203
Total liabilities	478	1,675	1,066	2,619	4,555
Net assets applicable to contracts in accumulation period	412,211	1,692,402	1,101,806	2,035,523	928,556
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,232	1,117	138	1,509
Total net assets	$412,211	$1,693,634	$1,102,923	$2,035,661	$930,065
Investment shares	20,714	182,701	258,902	467,968	146,698
Investments, at cost	$551,314	$1,844,356	$1,370,290	$2,772,458	$1,109,495

December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Assets
Investments, at fair value	$4,857,383	$3,598,260	$3,678,201	$2,636,663	$6,816,080
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	326	105	642	3,593	4,094
Receivable for share redemptions	4,074	3,450	19,699	2,564	6,335
Total assets	4,861,783	3,601,815	3,698,542	2,642,820	6,826,509

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,074	3,450	3,603	2,564	6,335
Contract terminations	—	—	16,096	—	—
Payable for investments purchased	326	105	642	3,593	4,094
Total liabilities	4,400	3,555	20,341	6,157	10,429
Net assets applicable to contracts in accumulation period	4,857,344	3,596,165	3,656,104	2,635,653	6,796,326
Net assets applicable to contracts in payment period	—	—	21,519	—	19,154
Net assets applicable to seed money	39	2,095	578	1,010	600
Total net assets	$4,857,383	$3,598,260	$3,678,201	$2,636,663	$6,816,080
Investment shares	59,585	45,879	86,627	284,737	136,458
Investments, at cost	$1,481,904	$2,390,706	$2,501,341	$2,735,689	$4,913,343
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 12

Statement of Assets and Liabilities

December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Assets
Investments, at fair value	$774,112	$8,296,277	$1,120,713	$1,432,802	$1,191,415
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1	940	397	227	—
Receivable for share redemptions	672	17,586	1,052	1,324	1,154
Total assets	774,785	8,314,803	1,122,162	1,434,353	1,192,569

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	672	8,027	1,052	1,324	1,154
Contract terminations	—	9,559	—	—	—
Payable for investments purchased	1	940	397	227	—
Total liabilities	673	18,526	1,449	1,551	1,154
Net assets applicable to contracts in accumulation period	773,503	8,295,548	1,119,948	1,431,576	1,185,286
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	609	729	765	1,226	6,129
Total net assets	$774,112	$8,296,277	$1,120,713	$1,432,802	$1,191,415
Investment shares	15,194	167,500	20,121	21,527	9,851
Investments, at cost	$433,763	$5,738,857	$599,107	$963,285	$985,637

December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value	$8,924,825	$1,440,930	$1,414,938	$5,548,238	$57,188,445
Dividends receivable	—	—	—	29,573	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,540	15	8,072	2,746	3,216
Receivable for share redemptions	8,602	1,426	1,456	4,911	76,152
Total assets	8,936,967	1,442,371	1,424,466	5,585,468	57,267,813

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,602	1,426	1,456	4,911	52,725
Contract terminations	—	—	—	—	23,427
Payable for investments purchased	3,540	15	8,072	32,319	3,216
Total liabilities	12,142	1,441	9,528	37,230	79,368
Net assets applicable to contracts in accumulation period	8,918,380	1,436,948	1,413,729	5,527,279	57,175,014
Net assets applicable to contracts in payment period	—	—	—	4,202	9,826
Net assets applicable to seed money	6,445	3,982	1,209	16,757	3,605
Total net assets	$8,924,825	$1,440,930	$1,414,938	$5,548,238	$57,188,445
Investment shares	46,559	16,170	103,280	662,872	1,005,776
Investments, at cost	$6,880,437	$1,307,235	$1,359,438	$5,806,934	$46,514,434
See accompanying notes to financial statements.
 13 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Assets
Investments, at fair value	$140,694	$500,773	$1,110,691	$9,565,752	$1,872,417
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	194	190
Receivable for share redemptions	150	451	905	8,175	1,677
Total assets	140,844	501,224	1,111,596	9,574,121	1,874,284

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	150	451	905	8,175	1,677
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	194	190
Total liabilities	150	451	905	8,369	1,867
Net assets applicable to contracts in accumulation period	139,203	499,583	1,110,691	9,313,682	1,869,762
Net assets applicable to contracts in payment period	—	—	—	250,094	—
Net assets applicable to seed money	1,491	1,190	—	1,976	2,655
Total net assets	$140,694	$500,773	$1,110,691	$9,565,752	$1,872,417
Investment shares	8,877	18,479	33,821	299,023	19,423
Investments, at cost	$98,416	$462,767	$752,802	$6,724,314	$1,284,471

December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value	$741,286	$2,618,556	$1,804,160	$25,963,802	$179,766
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	55	1,659	10	7,685	—
Receivable for share redemptions	666	2,399	1,456	24,051	139
Total assets	742,007	2,622,614	1,805,626	25,995,538	179,905

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	666	2,399	1,456	22,970	139
Contract terminations	—	—	—	1,081	—
Payable for investments purchased	55	1,659	10	7,685	—
Total liabilities	721	4,058	1,466	31,736	139
Net assets applicable to contracts in accumulation period	740,211	2,617,764	1,804,160	25,913,619	179,766
Net assets applicable to contracts in payment period	—	—	—	48,152	—
Net assets applicable to seed money	1,075	792	—	2,031	—
Total net assets	$741,286	$2,618,556	$1,804,160	$25,963,802	$179,766
Investment shares	28,239	238,702	49,039	738,237	6,580
Investments, at cost	$654,359	$2,578,398	$1,609,681	$25,171,579	$139,916
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 14

Statement of Assets and Liabilities

December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Assets
Investments, at fair value	$2,589,312	$12,973,404	$1,823,711	$3,791,034	$1,220,417
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	165	3,252	419	15	—
Receivable for share redemptions	2,139	31,572	1,726	3,813	1,190
Total assets	2,591,616	13,008,228	1,825,856	3,794,862	1,221,607

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,139	12,051	1,442	3,813	1,190
Contract terminations	—	19,521	284	—	—
Payable for investments purchased	165	3,252	419	15	—
Total liabilities	2,304	34,824	2,145	3,828	1,190
Net assets applicable to contracts in accumulation period	2,563,786	12,952,618	1,765,538	3,789,641	1,219,790
Net assets applicable to contracts in payment period	25,227	19,759	58,173	—	—
Net assets applicable to seed money	299	1,027	—	1,393	627
Total net assets	$2,589,312	$12,973,404	$1,823,711	$3,791,034	$1,220,417
Investment shares	95,476	1,171,943	139,641	250,068	77,635
Investments, at cost	$2,125,961	$12,865,122	$2,125,015	$3,701,249	$1,160,279

December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value	$138,985	$6,205,471	$6,393,107	$809,779	$6,130,732
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	202	641	—	596
Receivable for share redemptions	131	5,740	14,363	848	6,565
Total assets	139,116	6,211,413	6,408,111	810,627	6,137,893

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	131	5,630	5,682	848	4,905
Contract terminations	—	110	8,681	—	1,660
Payable for investments purchased	—	202	641	—	596
Total liabilities	131	5,942	15,004	848	7,161
Net assets applicable to contracts in accumulation period	137,267	6,203,871	6,373,871	808,664	6,063,301
Net assets applicable to contracts in payment period	—	—	16,982	—	67,431
Net assets applicable to seed money	1,718	1,600	2,254	1,115	—
Total net assets	$138,985	$6,205,471	$6,393,107	$809,779	$6,130,732
Investment shares	6,998	385,433	460,931	55,502	376,349
Investments, at cost	$136,880	$6,432,357	$6,589,974	$760,764	$5,954,961
See accompanying notes to financial statements.
 15 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value	$141,658	$310,115	$3,779,323	$272,671	$1,712,782
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	15	—	—	1,606
Receivable for share redemptions	110	277	3,434	211	1,430
Total assets	141,768	310,407	3,782,757	272,882	1,715,818

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	110	277	3,034	211	1,430
Contract terminations	—	—	400	—	—
Payable for investments purchased	—	15	—	—	1,606
Total liabilities	110	292	3,434	211	3,036
Net assets applicable to contracts in accumulation period	141,658	308,933	3,757,654	272,671	1,709,809
Net assets applicable to contracts in payment period	—	—	21,381	—	—
Net assets applicable to seed money	—	1,182	288	—	2,973
Total net assets	$141,658	$310,115	$3,779,323	$272,671	$1,712,782
Investment shares	9,920	22,072	173,443	3,366	23,805
Investments, at cost	$125,600	$277,402	$3,138,364	$187,382	$1,265,958

December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value	$1,551,625	$4,155,477	$6,797,848	$720,552	$730,087
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	694	3,782	137	—	42
Receivable for share redemptions	1,583	4,046	7,736	712	538
Total assets	1,553,902	4,163,305	6,805,721	721,264	730,667

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,583	3,487	7,736	712	538
Contract terminations	—	559	—	—	—
Payable for investments purchased	694	3,782	137	—	42
Total liabilities	2,277	7,828	7,873	712	580
Net assets applicable to contracts in accumulation period	1,550,127	4,154,190	6,776,266	719,756	730,087
Net assets applicable to contracts in payment period	—	—	21,582	—	—
Net assets applicable to seed money	1,498	1,287	—	796	—
Total net assets	$1,551,625	$4,155,477	$6,797,848	$720,552	$730,087
Investment shares	184,717	195,184	188,672	124,879	9,707
Investments, at cost	$1,732,245	$3,315,157	$5,439,338	$705,254	$728,080
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 16

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Assets
Investments, at fair value	$338,435	$356,704	$349,577	$1,314,929	$5,874,065
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	108	—	15	5	105
Receivable for share redemptions	295	278	300	4,107	5,140
Total assets	338,838	356,982	349,892	1,319,041	5,879,310

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	295	278	300	1,073	5,020
Contract terminations	—	—	—	3,034	120
Payable for investments purchased	108	—	15	5	105
Total liabilities	403	278	315	4,112	5,245
Net assets applicable to contracts in accumulation period	328,831	356,704	349,577	1,304,563	5,873,252
Net assets applicable to contracts in payment period	8,383	—	—	9,920	—
Net assets applicable to seed money	1,221	—	—	446	813
Total net assets	$338,435	$356,704	$349,577	$1,314,929	$5,874,065
Investment shares	5,337	13,104	13,000	37,155	1,244,505
Investments, at cost	$356,599	$310,962	$302,975	$1,210,388	$6,271,646

December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value	$7,720,968	$824,864	$167,012	$7,097,567	$1,351,286
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	738	25	—	5,400	22
Receivable for share redemptions	7,760	1,115	147	7,040	1,012
Total assets	7,729,466	826,004	167,159	7,110,007	1,352,320

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,122	710	147	6,806	1,012
Contract terminations	638	405	—	234	—
Payable for investments purchased	738	25	—	5,400	22
Total liabilities	8,498	1,140	147	12,440	1,034
Net assets applicable to contracts in accumulation period	7,717,092	824,268	157,056	7,095,052	1,351,286
Net assets applicable to contracts in payment period	—	439	9,449	—	—
Net assets applicable to seed money	3,876	157	507	2,515	—
Total net assets	$7,720,968	$824,864	$167,012	$7,097,567	$1,351,286
Investment shares	212,699	30,337	7,786	256,137	52,600
Investments, at cost	$7,865,047	$777,458	$170,288	$6,408,672	$1,063,187
See accompanying notes to financial statements.
 17 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Assets
Investments, at fair value	$1,721,129	$2,158,335	$20,465,853	$496,391	$5,016,277
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	20	34,533	—	36,892
Receivable for share redemptions	1,530	1,798	20,951	386	5,095
Total assets	1,722,659	2,160,153	20,521,337	496,777	5,058,264

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,530	1,798	20,951	386	5,095
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	20	34,533	—	36,892
Total liabilities	1,530	1,818	55,484	386	41,987
Net assets applicable to contracts in accumulation period	1,719,608	2,157,139	20,463,108	496,391	5,015,404
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,521	1,196	2,745	—	873
Total net assets	$1,721,129	$2,158,335	$20,465,853	$496,391	$5,016,277
Investment shares	80,880	90,156	344,080	6,767	450,294
Investments, at cost	$1,548,418	$1,416,822	$16,025,787	$376,663	$5,153,803

December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value	$3,409,270	$1,485,591	$3,404,003	$698,140	$339,850
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	55	279	—	—
Receivable for share redemptions	3,639	1,226	3,173	2,985	312
Total assets	3,412,909	1,486,872	3,407,455	701,125	340,162

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,639	1,226	3,173	664	312
Contract terminations	—	—	—	2,321	—
Payable for investments purchased	—	55	279	—	—
Total liabilities	3,639	1,281	3,452	2,985	312
Net assets applicable to contracts in accumulation period	3,406,296	1,483,472	3,397,850	696,333	337,794
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,974	2,119	6,153	1,807	2,056
Total net assets	$3,409,270	$1,485,591	$3,404,003	$698,140	$339,850
Investment shares	65,727	28,019	55,585	23,365	23,454
Investments, at cost	$3,115,213	$1,095,995	$2,107,199	$559,958	$298,314
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 18

Statement of Assets and Liabilities

December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Assets
Investments, at fair value	$1,188,742	$885,832	$804,645	$165,588	$2,660,563
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	5	—	736
Receivable for share redemptions	1,149	811	648	137	2,413
Total assets	1,189,891	886,643	805,298	165,725	2,663,712

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,149	811	648	137	2,413
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	5	—	736
Total liabilities	1,149	811	653	137	3,149
Net assets applicable to contracts in accumulation period	1,187,987	884,915	800,362	165,588	2,650,639
Net assets applicable to contracts in payment period	—	—	3,212	—	8,964
Net assets applicable to seed money	755	917	1,071	—	960
Total net assets	$1,188,742	$885,832	$804,645	$165,588	$2,660,563
Investment shares	112,040	66,805	65,787	13,523	137,178
Investments, at cost	$1,192,277	$889,952	$653,266	$125,400	$2,617,381

December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Assets
Investments, at fair value	$2,829,352	$12,125,624	$506,294	$358,304	$169,797
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	9	16,465	—	35	—
Receivable for share redemptions	2,441	19,097	394	330	156
Total assets	2,831,802	12,161,186	506,688	358,669	169,953

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,441	11,308	394	330	156
Contract terminations	—	7,789	—	—	—
Payable for investments purchased	9	16,465	—	35	—
Total liabilities	2,450	35,562	394	365	156
Net assets applicable to contracts in accumulation period	2,819,478	12,086,862	506,294	356,035	168,750
Net assets applicable to contracts in payment period	9,263	37,290	—	—	—
Net assets applicable to seed money	611	1,472	—	2,269	1,047
Total net assets	$2,829,352	$12,125,624	$506,294	$358,304	$169,797
Investment shares	94,428	937,283	39,190	7,407	10,912
Investments, at cost	$2,069,666	$10,103,935	$364,814	$280,027	$169,294
See accompanying notes to financial statements.
 19 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value	$618,698	$3,265,467	$1,262,082	$192,008	$5,747,496
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	33	165	140	—	59
Receivable for share redemptions	589	2,715	1,018	188	5,334
Total assets	619,320	3,268,347	1,263,240	192,196	5,752,889

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	589	2,715	1,018	188	5,334
Contract terminations	—	—	—	—	—
Payable for investments purchased	33	165	140	—	59
Total liabilities	622	2,880	1,158	188	5,393
Net assets applicable to contracts in accumulation period	617,543	3,265,258	1,261,997	190,745	5,745,123
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,155	209	85	1,263	2,373
Total net assets	$618,698	$3,265,467	$1,262,082	$192,008	$5,747,496
Investment shares	35,153	149,313	104,304	9,473	156,097
Investments, at cost	$553,768	$3,015,558	$1,429,338	$164,548	$5,066,731

December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Assets
Investments, at fair value	$5,455,968	$1,193,949	$570,393	$316,201	$154,156
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,773	—	—	318	—
Receivable for share redemptions	5,245	1,149	517	295	134
Total assets	5,463,986	1,195,098	570,910	316,814	154,290

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,245	1,149	517	295	134
Contract terminations	—	—	—	—	—
Payable for investments purchased	2,773	—	—	318	—
Total liabilities	8,018	1,149	517	613	134
Net assets applicable to contracts in accumulation period	5,452,967	1,189,297	568,511	315,110	152,689
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	3,001	4,652	1,882	1,091	1,467
Total net assets	$5,455,968	$1,193,949	$570,393	$316,201	$154,156
Investment shares	848,518	27,883	57,039	56,364	7,930
Investments, at cost	$6,532,875	$828,924	$546,283	$305,496	$134,701
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 20

Statement of Assets and Liabilities

December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value	$2,610,604	$267,174	$9,216,723	$1,486,885	$428,806
Dividends receivable	—	—	31,779	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	10	—	—	36	41
Receivable for share redemptions	2,355	258	8,490	1,359	329
Total assets	2,612,969	267,432	9,256,992	1,488,280	429,176

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,291	258	8,490	1,359	329
Contract terminations	64	—	—	—	—
Payable for investments purchased	10	—	31,779	36	41
Total liabilities	2,365	258	40,269	1,395	370
Net assets applicable to contracts in accumulation period	2,609,100	264,856	9,193,171	1,485,968	424,423
Net assets applicable to contracts in payment period	—	—	—	—	3,964
Net assets applicable to seed money	1,504	2,318	23,552	917	419
Total net assets	$2,610,604	$267,174	$9,216,723	$1,486,885	$428,806
Investment shares	267,480	22,777	975,315	88,452	21,646
Investments, at cost	$2,724,154	$252,528	$9,712,898	$1,373,646	$295,674

December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Assets
Investments, at fair value	$202,409	$1,876,356	$25,455	$7,545,710	$651,677
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	80	—	102	59
Receivable for share redemptions	196	1,843	26	8,556	496
Total assets	202,605	1,878,279	25,481	7,554,368	652,232

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	196	1,843	26	8,556	496
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	80	—	102	59
Total liabilities	196	1,923	26	8,658	555
Net assets applicable to contracts in accumulation period	200,844	1,874,223	24,048	7,499,006	648,705
Net assets applicable to contracts in payment period	—	—	—	46,704	—
Net assets applicable to seed money	1,565	2,133	1,407	—	2,972
Total net assets	$202,409	$1,876,356	$25,455	$7,545,710	$651,677
Investment shares	12,762	52,574	1,731	154,816	14,075
Investments, at cost	$161,951	$1,587,939	$25,519	$5,201,812	$471,776
See accompanying notes to financial statements.
 21 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value	$335,629	$1,077,210	$582,121	$3,001,265	$44,505,701
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	50	—	126	3,980
Receivable for share redemptions	276	1,040	495	2,935	43,989
Total assets	335,905	1,078,300	582,616	3,004,326	44,553,670

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	276	1,040	495	2,935	40,689
Contract terminations	—	—	—	—	3,300
Payable for investments purchased	—	50	—	126	3,980
Total liabilities	276	1,090	495	3,061	47,969
Net assets applicable to contracts in accumulation period	335,629	1,076,207	582,121	2,996,183	44,505,289
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,003	—	5,082	412
Total net assets	$335,629	$1,077,210	$582,121	$3,001,265	$44,505,701
Investment shares	35,292	81,793	23,248	123,306	1,189,038
Investments, at cost	$333,568	$1,209,266	$424,022	$1,379,754	$26,186,904

December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Assets
Investments, at fair value	$36,509,340	$24,045,796	$19,743,249	$31,316,732	$9,250,719
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6,629	—	101	—	—
Receivable for share redemptions	30,930	22,755	18,044	28,285	8,473
Total assets	36,546,899	24,068,551	19,761,394	31,345,017	9,259,192

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	30,930	22,755	18,044	28,285	8,473
Contract terminations	—	—	—	—	—
Payable for investments purchased	6,629	—	101	—	—
Total liabilities	37,559	22,755	18,145	28,285	8,473
Net assets applicable to contracts in accumulation period	36,509,295	23,932,105	19,743,155	31,316,192	9,250,225
Net assets applicable to contracts in payment period	—	112,893	—	—	—
Net assets applicable to seed money	45	798	94	540	494
Total net assets	$36,509,340	$24,045,796	$19,743,249	$31,316,732	$9,250,719
Investment shares	973,842	1,358,520	1,115,438	1,814,411	596,436
Investments, at cost	$13,718,940	$19,596,911	$15,238,639	$23,070,903	$6,575,298
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 22

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Assets
Investments, at fair value	$70,452,252	$31,371,385	$590,581,397	$775,861,403	$158,484,958
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,200	100	404	100	4,341
Receivable for share redemptions	76,619	29,599	735,760	1,062,945	163,376
Total assets	70,530,071	31,401,084	591,317,561	776,924,448	158,652,675

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	64,980	28,647	525,757	712,213	145,180
Contract terminations	11,639	952	210,003	350,732	18,196
Payable for investments purchased	1,200	100	404	100	4,341
Total liabilities	77,819	29,699	736,164	1,063,045	167,717
Net assets applicable to contracts in accumulation period	70,406,836	31,371,043	590,573,807	775,657,866	158,418,682
Net assets applicable to contracts in payment period	45,033	—	7,233	203,294	65,961
Net assets applicable to seed money	383	342	357	243	315
Total net assets	$70,452,252	$31,371,385	$590,581,397	$775,861,403	$158,484,958
Investment shares	4,211,133	2,160,564	26,723,140	36,718,476	5,026,481
Investments, at cost	$53,861,731	$27,507,925	$347,844,130	$465,823,648	$91,792,934

December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value	$87,347,588	$59,408,146	$47,165,427	$432,740,535	$301,279,000
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	38,362	—	—	4,134	—
Receivable for share redemptions	74,180	86,065	42,129	399,792	287,755
Total assets	87,460,130	59,494,211	47,207,556	433,144,461	301,566,755

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	74,180	55,346	41,601	399,792	260,273
Contract terminations	—	30,719	528	—	27,482
Payable for investments purchased	38,362	—	—	4,134	—
Total liabilities	112,542	86,065	42,129	403,926	287,755
Net assets applicable to contracts in accumulation period	87,347,522	59,186,254	47,165,397	432,574,754	301,279,000
Net assets applicable to contracts in payment period	—	221,166	—	165,484	—
Net assets applicable to seed money	66	726	30	297	—
Total net assets	$87,347,588	$59,408,146	$47,165,427	$432,740,535	$301,279,000
Investment shares	2,766,791	2,751,651	2,180,556	16,305,220	11,339,067
Investments, at cost	$35,181,427	$40,745,299	$26,427,947	$254,050,353	$133,342,013
See accompanying notes to financial statements.
 23 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Assets
Investments, at fair value	$1,631,558	$946,415	$1,153,535	$2,499,274	$2,557,588
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	15	50	55	10,375	419
Receivable for share redemptions	1,559	761	992	2,467	2,497
Total assets	1,633,132	947,226	1,154,582	2,512,116	2,560,504

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,559	761	992	2,467	2,497
Contract terminations	—	—	—	—	—
Payable for investments purchased	15	50	55	10,375	419
Total liabilities	1,574	811	1,047	12,842	2,916
Net assets applicable to contracts in accumulation period	1,630,160	945,690	1,153,416	2,475,337	2,556,141
Net assets applicable to contracts in payment period	—	—	—	22,241	—
Net assets applicable to seed money	1,398	725	119	1,696	1,447
Total net assets	$1,631,558	$946,415	$1,153,535	$2,499,274	$2,557,588
Investment shares	168,202	18,845	22,556	201,068	197,956
Investments, at cost	$1,730,988	$603,751	$283,208	$2,188,960	$2,399,377

December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Assets
Investments, at fair value	$1,686,983	$1,421,864	$884,167	$2,400,673	$24,269,790
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	35	75	—	63	—
Receivable for share redemptions	8,271	1,357	829	2,354	22,812
Total assets	1,695,289	1,423,296	884,996	2,403,090	24,292,602

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,629	1,357	829	1,947	22,812
Contract terminations	6,642	—	—	407	—
Payable for investments purchased	35	75	—	63	—
Total liabilities	8,306	1,432	829	2,417	22,812
Net assets applicable to contracts in accumulation period	1,685,170	1,421,338	883,440	2,400,620	24,269,387
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,813	526	727	53	403
Total net assets	$1,686,983	$1,421,864	$884,167	$2,400,673	$24,269,790
Investment shares	127,032	39,562	21,794	58,057	1,529,287
Investments, at cost	$1,276,328	$1,084,864	$691,374	$1,065,311	$18,947,736
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 24

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value	$268,015,189	$142,855,942	$663,251
Dividends receivable	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	250	1,413	52
Receivable for share redemptions	391,149	132,009	624
Total assets	268,406,588	142,989,364	663,927

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	242,767	132,009	624
Contract terminations	148,382	—	—
Payable for investments purchased	250	1,413	52
Total liabilities	391,399	133,422	676
Net assets applicable to contracts in accumulation period	268,001,918	142,845,002	661,974
Net assets applicable to contracts in payment period	12,882	10,531	—
Net assets applicable to seed money	389	409	1,277
Total net assets	$268,015,189	$142,855,942	$663,251
Investment shares	12,660,141	7,755,480	102,196
Investments, at cost	$172,774,784	$99,545,030	$715,215
See accompanying notes to financial statements.
 25 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$11,777	$86,194	$—	$38,843	$—
Variable account expenses	8,019	33,756	149,443	39,618	5,799
Investment income (loss) — net	3,758	52,438	(149,443)	(775)	(5,799)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	344,702	725,353	2,821,670	627,436	50,552
Cost of investments sold	332,887	573,066	2,368,828	532,270	47,230
Net realized gain (loss) on sales of investments	11,815	152,287	452,842	95,166	3,322
Distributions from capital gains	—	—	1,334,996	362,714	81,819
Net change in unrealized appreciation (depreciation) of investments	66,294	1,080,069	(100,912)	(63,981)	(51,180)
Net gain (loss) on investments	78,109	1,232,356	1,686,926	393,899	33,961
Net increase (decrease) in net assets resulting from operations	$81,867	$1,284,794	$1,537,483	$393,124	$28,162

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Investment income
Dividend income	$28,957	$1,536	$—	$93,774	$9,701
Variable account expenses	19,306	26,967	38,829	22,698	5,638
Investment income (loss) — net	9,651	(25,431)	(38,829)	71,076	4,063

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	143,023	464,071	1,075,233	517,179	19,697
Cost of investments sold	127,204	447,602	1,183,977	355,730	17,145
Net realized gain (loss) on sales of investments	15,819	16,469	(108,744)	161,449	2,552
Distributions from capital gains	199,554	309,414	225,574	239,354	89,729
Net change in unrealized appreciation (depreciation) of investments	10,025	(141,518)	193,719	(392,638)	(40,012)
Net gain (loss) on investments	225,398	184,365	310,549	8,165	52,269
Net increase (decrease) in net assets resulting from operations	$235,049	$158,934	$271,720	$79,241	$56,332
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 26

Statement of Operations

Year ended December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$315,262	$49	$10,095	$37,855	$—
Variable account expenses	73,115	919	5,320	18,996	4,139
Investment income (loss) — net	242,147	(870)	4,775	18,859	(4,139)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,071,452	4,892	28,010	238,958	24,080
Cost of investments sold	1,143,943	4,193	24,206	185,967	22,805
Net realized gain (loss) on sales of investments	(72,491)	699	3,804	52,991	1,275
Distributions from capital gains	766,393	7,084	33,115	124,173	32,894
Net change in unrealized appreciation (depreciation) of investments	271,567	5,326	14,516	38,616	6,851
Net gain (loss) on investments	965,469	13,109	51,435	215,780	41,020
Net increase (decrease) in net assets resulting from operations	$1,207,616	$12,239	$56,210	$234,639	$36,881

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Investment income
Dividend income	$—	$56,296	$—	$—	$56,642
Variable account expenses	65,172	39,130	229,741	541,568	7,264
Investment income (loss) — net	(65,172)	17,166	(229,741)	(541,568)	49,378

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,228,287	780,674	1,155,442	12,613,154	95,747
Cost of investments sold	1,642,769	935,121	918,952	7,725,919	111,201
Net realized gain (loss) on sales of investments	(414,482)	(154,447)	236,490	4,887,235	(15,454)
Distributions from capital gains	—	22,066	—	—	—
Net change in unrealized appreciation (depreciation) of investments	702,773	621,856	2,541,131	1,574,476	57,190
Net gain (loss) on investments	288,291	489,475	2,777,621	6,461,711	41,736
Net increase (decrease) in net assets resulting from operations	$223,119	$506,641	$2,547,880	$5,920,143	$91,114
See accompanying notes to financial statements.
 27 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$—	$80,358	$153,323	$—	$—
Variable account expenses	81,848	13,640	21,757	43,151	223,669
Investment income (loss) — net	(81,848)	66,718	131,566	(43,151)	(223,669)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,024,345	162,052	569,274	979,129	2,312,185
Cost of investments sold	1,132,775	176,336	694,025	608,503	564,375
Net realized gain (loss) on sales of investments	891,570	(14,284)	(124,751)	370,626	1,747,810
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	386,533	20,015	140,138	174,687	1,054,410
Net gain (loss) on investments	1,278,103	5,731	15,387	545,313	2,802,220
Net increase (decrease) in net assets resulting from operations	$1,196,255	$72,449	$146,953	$502,162	$2,578,551

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Investment income
Dividend income	$—	$—	$1,655	$6,742	$54,586
Variable account expenses	85,793	208,340	25,534	39,788	10,800
Investment income (loss) — net	(85,793)	(208,340)	(23,879)	(33,046)	43,786

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,215,151	4,013,903	774,926	691,471	164,272
Cost of investments sold	874,730	1,260,736	990,234	787,109	181,525
Net realized gain (loss) on sales of investments	340,421	2,753,167	(215,308)	(95,638)	(17,253)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	803,414	330,297	871,295	1,141,753	89,635
Net gain (loss) on investments	1,143,835	3,083,464	655,987	1,046,115	72,382
Net increase (decrease) in net assets resulting from operations	$1,058,042	$2,875,124	$632,108	$1,013,069	$116,168
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 28

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Investment income
Dividend income	$674,600	$333,374	$397,072	$307,699	$72,338
Variable account expenses	203,195	83,118	68,612	51,737	41,787
Investment income (loss) — net	471,405	250,256	328,460	255,962	30,551

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,666,528	2,520,921	899,848	579,882	595,004
Cost of investments sold	9,666,527	2,520,912	922,551	603,901	633,761
Net realized gain (loss) on sales of investments	1	9	(22,703)	(24,019)	(38,757)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(9)	155,562	137,079	292,073
Net gain (loss) on investments	1	—	132,859	113,060	253,316
Net increase (decrease) in net assets resulting from operations	$471,406	$250,256	$461,319	$369,022	$283,867

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$77,434	$380,991	$546,293	$—	$—
Variable account expenses	40,175	77,173	101,687	109,996	41,525
Investment income (loss) — net	37,259	303,818	444,606	(109,996)	(41,525)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	669,271	992,606	1,684,366	3,183,022	926,958
Cost of investments sold	758,891	1,095,030	1,978,170	1,949,880	266,643
Net realized gain (loss) on sales of investments	(89,620)	(102,424)	(293,804)	1,233,142	660,315
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	357,995	327,707	648,489	249,454	43,348
Net gain (loss) on investments	268,375	225,283	354,685	1,482,596	703,663
Net increase (decrease) in net assets resulting from operations	$305,634	$529,101	$799,291	$1,372,600	$662,138
See accompanying notes to financial statements.
 29 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Investment income
Dividend income	$—	$—	$247,513	$102,275	$37,614
Variable account expenses	487,119	850,440	39,197	12,865	29,041
Investment income (loss) — net	(487,119)	(850,440)	208,316	89,410	8,573

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,364,074	16,231,821	952,142	161,402	585,115
Cost of investments sold	9,414,657	8,164,241	959,584	192,438	495,127
Net realized gain (loss) on sales of investments	1,949,417	8,067,580	(7,442)	(31,036)	89,988
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,618,337	5,359,654	(10,974)	2,837	654,672
Net gain (loss) on investments	7,567,754	13,427,234	(18,416)	(28,199)	744,660
Net increase (decrease) in net assets resulting from operations	$7,080,635	$12,576,794	$189,900	$61,211	$753,233

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$57,837	$—	$—	$—	$—
Variable account expenses	37,079	23,459	9,278	53,157	8,487
Investment income (loss) — net	20,758	(23,459)	(9,278)	(53,157)	(8,487)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	334,345	415,646	161,351	1,048,851	144,656
Cost of investments sold	264,863	324,514	145,684	754,025	63,145
Net realized gain (loss) on sales of investments	69,482	91,132	15,667	294,826	81,511
Distributions from capital gains	—	234,590	—	—	—
Net change in unrealized appreciation (depreciation) of investments	947,971	449,353	79,149	975,873	141,171
Net gain (loss) on investments	1,017,453	775,075	94,816	1,270,699	222,682
Net increase (decrease) in net assets resulting from operations	$1,038,211	$751,616	$85,538	$1,217,542	$214,195
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 30

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	36,075	48,963	32,744	13,740	13,180
Investment income (loss) — net	(36,075)	(48,963)	(32,744)	(13,740)	(13,180)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,055,282	471,523	2,078,786	286,184	545,366
Cost of investments sold	1,580,182	177,720	1,663,570	104,321	414,665
Net realized gain (loss) on sales of investments	475,100	293,803	415,216	181,863	130,701
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,614	327,074	(2,512)	4,565	(66,724)
Net gain (loss) on investments	485,714	620,877	412,704	186,428	63,977
Net increase (decrease) in net assets resulting from operations	$449,639	$571,914	$379,960	$172,688	$50,797

Year ended December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$—	$2,676	$221,753	$27,318	$35,939
Variable account expenses	11,910	2,592	58,316	17,689	15,372
Investment income (loss) — net	(11,910)	84	163,437	9,629	20,567

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	160,334	5,941	1,720,093	1,681,739	294,462
Cost of investments sold	82,581	6,021	1,751,301	1,643,089	332,618
Net realized gain (loss) on sales of investments	77,753	(80)	(31,208)	38,650	(38,156)
Distributions from capital gains	—	46,074	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,686	(5,828)	173,520	91,172	152,913
Net gain (loss) on investments	84,439	40,166	142,312	129,822	114,757
Net increase (decrease) in net assets resulting from operations	$72,529	$40,250	$305,749	$139,451	$135,324
See accompanying notes to financial statements.
 31 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Investment income
Dividend income	$17,528	$50,674	$38,167	$76,151	$28,896
Variable account expenses	3,648	18,705	12,037	20,110	11,188
Investment income (loss) — net	13,880	31,969	26,130	56,041	17,708

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	68,717	241,623	252,718	422,480	360,781
Cost of investments sold	105,593	274,295	318,642	579,594	429,427
Net realized gain (loss) on sales of investments	(36,876)	(32,672)	(65,924)	(157,114)	(68,646)
Distributions from capital gains	—	—	—	—	57,367
Net change in unrealized appreciation (depreciation) of investments	77,972	100,544	71,356	164,834	3,072
Net gain (loss) on investments	41,096	67,872	5,432	7,720	(8,207)
Net increase (decrease) in net assets resulting from operations	$54,976	$99,841	$31,562	$63,761	$9,501

Year ended December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$112,457	$—
Variable account expenses	48,130	37,657	41,733	24,237	68,192
Investment income (loss) — net	(48,130)	(37,657)	(41,733)	88,220	(68,192)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,298,511	1,109,795	1,289,319	654,008	926,275
Cost of investments sold	406,856	706,407	935,078	683,745	659,253
Net realized gain (loss) on sales of investments	891,655	403,388	354,241	(29,737)	267,022
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(207,860)	20,852	39,376	83,239	(136,894)
Net gain (loss) on investments	683,795	424,240	393,617	53,502	130,128
Net increase (decrease) in net assets resulting from operations	$635,665	$386,583	$351,884	$141,722	$61,936
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 32

Statement of Operations

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Investment income
Dividend income	$—	$—	$—	$—	$25,874
Variable account expenses	8,790	81,769	12,520	14,272	9,554
Investment income (loss) — net	(8,790)	(81,769)	(12,520)	(14,272)	16,320

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	255,358	1,351,152	453,071	273,369	36,573
Cost of investments sold	137,086	980,697	252,197	204,045	32,019
Net realized gain (loss) on sales of investments	118,272	370,455	200,874	69,324	4,554
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(99,555)	1,011,052	(119,800)	146,441	188,816
Net gain (loss) on investments	18,717	1,381,507	81,074	215,765	193,370
Net increase (decrease) in net assets resulting from operations	$9,927	$1,299,738	$68,554	$201,493	$209,690

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$22,537	$21,224	$46,577	$379,051	$—
Variable account expenses	82,185	12,569	14,688	55,186	550,002
Investment income (loss) — net	(59,648)	8,655	31,889	323,865	(550,002)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	458,041	158,175	230,934	1,076,063	11,506,618
Cost of investments sold	390,564	153,382	226,596	1,124,816	8,848,992
Net realized gain (loss) on sales of investments	67,477	4,793	4,338	(48,753)	2,657,626
Distributions from capital gains	132,254	69,052	—	—	9,032,980
Net change in unrealized appreciation (depreciation) of investments	1,205,862	59,557	71,335	(109,851)	(1,395,028)
Net gain (loss) on investments	1,405,593	133,402	75,673	(158,604)	10,295,578
Net increase (decrease) in net assets resulting from operations	$1,345,945	$142,057	$107,562	$165,261	$9,745,576
See accompanying notes to financial statements.
 33 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Investment income
Dividend income	$1,690	$9,587	$16,104	$121,420	$—
Variable account expenses	1,377	4,922	8,902	83,104	14,822
Investment income (loss) — net	313	4,665	7,202	38,316	(14,822)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,337	317,773	90,783	1,814,086	235,251
Cost of investments sold	10,150	332,457	63,524	1,248,825	168,928
Net realized gain (loss) on sales of investments	3,187	(14,684)	27,259	565,261	66,323
Distributions from capital gains	925	—	103,057	877,195	19,597
Net change in unrealized appreciation (depreciation) of investments	34,466	53,246	51,479	138,116	187,656
Net gain (loss) on investments	38,578	38,562	181,795	1,580,572	273,576
Net increase (decrease) in net assets resulting from operations	$38,891	$43,227	$188,997	$1,618,888	$258,754

Year ended December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$4,841	$84,863	$6,349	$61,019	$2,745
Variable account expenses	5,062	22,939	15,194	248,124	1,780
Investment income (loss) — net	(221)	61,924	(8,845)	(187,105)	965

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	35,324	591,669	180,139	5,271,781	70,913
Cost of investments sold	30,453	580,581	166,819	5,327,550	50,081
Net realized gain (loss) on sales of investments	4,871	11,088	13,320	(55,769)	20,832
Distributions from capital gains	1,829	—	199,857	3,030,658	16,184
Net change in unrealized appreciation (depreciation) of investments	52,256	51,709	(28,371)	(364,001)	(615)
Net gain (loss) on investments	58,956	62,797	184,806	2,610,888	36,401
Net increase (decrease) in net assets resulting from operations	$58,735	$124,721	$175,961	$2,423,783	$37,366
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 34

Statement of Operations

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Investment income
Dividend income	$35,348	$455,865	$25,964	$201,193	$42,456
Variable account expenses	23,280	123,589	16,323	43,908	10,667
Investment income (loss) — net	12,068	332,276	9,641	157,285	31,789

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	378,452	2,010,493	253,859	1,172,144	246,059
Cost of investments sold	290,748	2,019,999	301,921	1,194,705	245,917
Net realized gain (loss) on sales of investments	87,704	(9,506)	(48,062)	(22,561)	142
Distributions from capital gains	229,811	—	—	42,290	9,088
Net change in unrealized appreciation (depreciation) of investments	99,887	550,763	164,648	241,343	65,763
Net gain (loss) on investments	417,402	541,257	116,586	261,072	74,993
Net increase (decrease) in net assets resulting from operations	$429,470	$873,533	$126,227	$418,357	$106,782

Year ended December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$1,867	$126,418	$70,921	$7,513	$71,189
Variable account expenses	1,025	65,632	64,276	9,071	54,386
Investment income (loss) — net	842	60,786	6,645	(1,558)	16,803

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,167	1,646,247	1,350,796	104,988	785,689
Cost of investments sold	1,137	1,668,650	1,450,990	99,039	713,593
Net realized gain (loss) on sales of investments	30	(22,403)	(100,194)	5,949	72,096
Distributions from capital gains	11,089	622,863	553,117	62,943	645,425
Net change in unrealized appreciation (depreciation) of investments	6,590	(22,566)	(75,738)	(25,399)	(233,423)
Net gain (loss) on investments	17,709	577,894	377,185	43,493	484,098
Net increase (decrease) in net assets resulting from operations	$18,551	$638,680	$383,830	$41,935	$500,901
See accompanying notes to financial statements.
 35 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$964	$1,363	$24,984	$—	$—
Variable account expenses	1,275	2,245	32,155	2,298	16,962
Investment income (loss) — net	(311)	(882)	(7,171)	(2,298)	(16,962)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	41,772	16,896	751,231	36,470	488,622
Cost of investments sold	39,416	14,616	612,677	22,780	335,843
Net realized gain (loss) on sales of investments	2,356	2,280	138,554	13,690	152,779
Distributions from capital gains	10,967	22,420	472,927	24,543	187,997
Net change in unrealized appreciation (depreciation) of investments	4,487	11,251	(129,767)	(7,735)	(127,931)
Net gain (loss) on investments	17,810	35,951	481,714	30,498	212,845
Net increase (decrease) in net assets resulting from operations	$17,499	$35,069	$474,543	$28,200	$195,883

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$104,832	$57,580	$42,263	$29,005	$—
Variable account expenses	16,168	37,292	81,255	6,931	6,140
Investment income (loss) — net	88,664	20,288	(38,992)	22,074	(6,140)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	156,971	766,367	547,869	9,438	105,175
Cost of investments sold	179,456	577,634	439,052	9,187	99,246
Net realized gain (loss) on sales of investments	(22,485)	188,733	108,817	251	5,929
Distributions from capital gains	—	426,704	486,534	—	60,833
Net change in unrealized appreciation (depreciation) of investments	34,776	(20,311)	341,458	12,236	(31,045)
Net gain (loss) on investments	12,291	595,126	936,809	12,487	35,717
Net increase (decrease) in net assets resulting from operations	$100,955	$615,414	$897,817	$34,561	$29,577
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 36

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Investment income
Dividend income	$—	$5,769	$4,606	$15,378	$309,893
Variable account expenses	3,258	3,522	3,127	12,536	56,002
Investment income (loss) — net	(3,258)	2,247	1,479	2,842	253,891

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	45,837	153,072	21,642	451,625	974,709
Cost of investments sold	49,316	130,563	18,654	416,566	1,055,001
Net realized gain (loss) on sales of investments	(3,479)	22,509	2,988	35,059	(80,292)
Distributions from capital gains	32,744	27,584	25,893	83,913	—
Net change in unrealized appreciation (depreciation) of investments	(16,778)	3,733	13,768	76,472	480,063
Net gain (loss) on investments	12,487	53,826	42,649	195,444	399,771
Net increase (decrease) in net assets resulting from operations	$9,229	$56,073	$44,128	$198,286	$653,662

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$—	$—	$504	$15,842	$—
Variable account expenses	80,751	8,663	1,541	72,210	10,420
Investment income (loss) — net	(80,751)	(8,663)	(1,037)	(56,368)	(10,420)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,958,671	319,641	25,153	1,597,442	202,151
Cost of investments sold	1,904,328	319,639	27,704	1,397,185	155,384
Net realized gain (loss) on sales of investments	54,343	2	(2,551)	200,257	46,767
Distributions from capital gains	1,502,365	36,738	10,111	704,391	143,319
Net change in unrealized appreciation (depreciation) of investments	(469,744)	86,194	14,732	(370,881)	52,923
Net gain (loss) on investments	1,086,964	122,934	22,292	533,767	243,009
Net increase (decrease) in net assets resulting from operations	$1,006,213	$114,271	$21,255	$477,399	$232,589
See accompanying notes to financial statements.
 37 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Investment income
Dividend income	$—	$—	$344,947	$246	$213,731
Variable account expenses	12,153	15,855	232,361	4,345	52,511
Investment income (loss) — net	(12,153)	(15,855)	112,586	(4,099)	161,220

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	487,708	383,601	4,669,000	68,586	907,759
Cost of investments sold	440,174	226,327	3,700,154	52,403	935,637
Net realized gain (loss) on sales of investments	47,534	157,274	968,846	16,183	(27,878)
Distributions from capital gains	170,919	159,719	640,653	43,804	—
Net change in unrealized appreciation (depreciation) of investments	(1,986)	59,157	865,600	(24,257)	134,968
Net gain (loss) on investments	216,467	376,150	2,475,099	35,730	107,090
Net increase (decrease) in net assets resulting from operations	$204,314	$360,295	$2,587,685	$31,631	$268,310

Year ended December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$10	$18,157	$—	$14,863	$3,583
Variable account expenses	37,120	12,140	32,942	5,096	3,463
Investment income (loss) — net	(37,110)	6,017	(32,942)	9,767	120

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	59,589	361,048	629,395	84,673	82,712
Cost of investments sold	53,285	297,180	402,726	75,567	76,607
Net realized gain (loss) on sales of investments	6,304	63,868	226,669	9,106	6,105
Distributions from capital gains	420,770	—	246,563	—	9,056
Net change in unrealized appreciation (depreciation) of investments	95,761	246,738	38,714	144,724	30,712
Net gain (loss) on investments	522,835	310,606	511,946	153,830	45,873
Net increase (decrease) in net assets resulting from operations	$485,725	$316,623	$479,004	$163,597	$45,993
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 38

Statement of Operations

Year ended December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Investment income
Dividend income	$69,137	$38,176	$8,633	$1,946	$42,695
Variable account expenses	11,346	7,562	7,021	1,508	26,544
Investment income (loss) — net	57,791	30,614	1,612	438	16,151

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	117,248	28,455	102,571	14,653	380,874
Cost of investments sold	114,212	28,288	86,248	12,143	352,140
Net realized gain (loss) on sales of investments	3,036	167	16,323	2,510	28,734
Distributions from capital gains	—	—	—	—	214,534
Net change in unrealized appreciation (depreciation) of investments	13,210	2,831	91,591	19,397	(59,962)
Net gain (loss) on investments	16,246	2,998	107,914	21,907	183,306
Net increase (decrease) in net assets resulting from operations	$74,037	$33,612	$109,526	$22,345	$199,457

Year ended December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Investment income
Dividend income	$—	$171,397	$7,853	$905	$1,784
Variable account expenses	27,305	121,437	4,235	2,891	1,486
Investment income (loss) — net	(27,305)	49,960	3,618	(1,986)	298

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	807,221	2,209,485	89,012	11,581	4,049
Cost of investments sold	565,793	1,914,639	63,474	9,374	4,039
Net realized gain (loss) on sales of investments	241,428	294,846	25,538	2,207	10
Distributions from capital gains	243,944	904,756	37,431	9,937	—
Net change in unrealized appreciation (depreciation) of investments	(136,024)	363,786	2,997	29,459	2,662
Net gain (loss) on investments	349,348	1,563,388	65,966	41,603	2,672
Net increase (decrease) in net assets resulting from operations	$322,043	$1,613,348	$69,584	$39,617	$2,970
See accompanying notes to financial statements.
 39 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$4,038	$563	$—	$2,027	$156,536
Variable account expenses	5,166	30,846	11,329	1,639	59,145
Investment income (loss) — net	(1,128)	(30,283)	(11,329)	388	97,391

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,065	508,583	260,212	9,594	1,288,749
Cost of investments sold	24,471	456,414	329,105	8,280	1,214,415
Net realized gain (loss) on sales of investments	2,594	52,169	(68,893)	1,314	74,334
Distributions from capital gains	29,935	487,974	—	—	78,065
Net change in unrealized appreciation (depreciation) of investments	44,594	(238,069)	215,179	26,121	471,937
Net gain (loss) on investments	77,123	302,074	146,286	27,435	624,336
Net increase (decrease) in net assets resulting from operations	$75,995	$271,791	$134,957	$27,823	$721,727

Year ended December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Investment income
Dividend income	$22,419	$—	$6,955	$8,313	$567
Variable account expenses	59,834	12,967	5,964	1,894	1,433
Investment income (loss) — net	(37,415)	(12,967)	991	6,419	(866)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,222,524	349,403	191,935	101,953	26,227
Cost of investments sold	1,418,253	233,644	184,837	101,476	23,764
Net realized gain (loss) on sales of investments	(195,729)	115,759	7,098	477	2,463
Distributions from capital gains	—	68,459	38,190	—	6,952
Net change in unrealized appreciation (depreciation) of investments	808,840	(42,730)	38,065	6,038	22,473
Net gain (loss) on investments	613,111	141,488	83,353	6,515	31,888
Net increase (decrease) in net assets resulting from operations	$575,696	$128,521	$84,344	$12,934	$31,022
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 40

Statement of Operations

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$116,409	$11,288	$349,516	$—	$47
Variable account expenses	25,304	2,815	90,358	14,259	3,555
Investment income (loss) — net	91,105	8,473	259,158	(14,259)	(3,508)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	415,855	61,750	1,259,688	312,819	121,171
Cost of investments sold	457,647	65,477	1,386,872	305,225	93,307
Net realized gain (loss) on sales of investments	(41,792)	(3,727)	(127,184)	7,594	27,864
Distributions from capital gains	—	—	—	105,193	25,742
Net change in unrealized appreciation (depreciation) of investments	271,576	43,062	511,919	83,735	81,645
Net gain (loss) on investments	229,784	39,335	384,735	196,522	135,251
Net increase (decrease) in net assets resulting from operations	$320,889	$47,808	$643,893	$182,263	$131,743

Year ended December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Investment income
Dividend income	$1,837	$20,578	$22	$64,276	$4,810
Variable account expenses	1,786	17,536	273	92,467	5,458
Investment income (loss) — net	51	3,042	(251)	(28,191)	(648)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	21,176	174,582	549	721,010	148,175
Cost of investments sold	18,625	156,031	522	519,809	124,741
Net realized gain (loss) on sales of investments	2,551	18,551	27	201,201	23,434
Distributions from capital gains	1,288	98,434	3,305	825,434	84,618
Net change in unrealized appreciation (depreciation) of investments	38,301	158,961	(2,684)	(315,399)	(61,906)
Net gain (loss) on investments	42,140	275,946	648	711,236	46,146
Net increase (decrease) in net assets resulting from operations	$42,191	$278,988	$397	$683,045	$45,498
See accompanying notes to financial statements.
 41 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$—	$—	$12,058	$26,236	$—
Variable account expenses	2,866	11,764	4,889	21,119	417,125
Investment income (loss) — net	(2,866)	(11,764)	7,169	5,117	(417,125)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	49,208	267,731	82,024	731,266	7,205,682
Cost of investments sold	51,299	330,226	63,688	450,533	4,274,889
Net realized gain (loss) on sales of investments	(2,091)	(62,495)	18,336	280,733	2,930,793
Distributions from capital gains	49,864	—	39,142	—	—
Net change in unrealized appreciation (depreciation) of investments	(10,914)	222,481	93,413	1,543,517	3,689,266
Net gain (loss) on investments	36,859	159,986	150,891	1,824,250	6,620,059
Net increase (decrease) in net assets resulting from operations	$33,993	$148,222	$158,060	$1,829,367	$6,202,934

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	338,582	246,801	193,695	322,758	95,896
Investment income (loss) — net	(338,582)	(246,801)	(193,695)	(322,758)	(95,896)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,606,584	4,641,161	4,086,633	5,876,912	1,507,037
Cost of investments sold	2,662,153	3,960,785	3,279,429	4,562,127	1,093,668
Net realized gain (loss) on sales of investments	3,944,431	680,376	807,204	1,314,785	413,369
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,015,880	1,648,809	1,017,576	1,600,981	708,411
Net gain (loss) on investments	5,960,311	2,329,185	1,824,780	2,915,766	1,121,780
Net increase (decrease) in net assets resulting from operations	$5,621,729	$2,082,384	$1,631,085	$2,593,008	$1,025,884
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 42

Statement of Operations

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	733,225	306,694	5,808,690	7,985,105	1,581,958
Investment income (loss) — net	(733,225)	(306,694)	(5,808,690)	(7,985,105)	(1,581,958)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,087,477	12,263,740	93,737,499	137,283,657	32,364,115
Cost of investments sold	13,530,816	10,973,285	57,950,369	87,390,595	18,891,753
Net realized gain (loss) on sales of investments	3,556,661	1,290,455	35,787,130	49,893,062	13,472,362
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,968,826	1,297,631	45,085,429	44,909,207	9,279,350
Net gain (loss) on investments	7,525,487	2,588,086	80,872,559	94,802,269	22,751,712
Net increase (decrease) in net assets resulting from operations	$6,792,262	$2,281,392	$75,063,869	$86,817,164	$21,169,754

Year ended December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	798,644	610,892	460,724	4,288,693	2,867,804
Investment income (loss) — net	(798,644)	(610,892)	(460,724)	(4,288,693)	(2,867,804)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,658,028	11,712,450	7,527,405	60,236,871	42,883,761
Cost of investments sold	4,184,533	8,431,769	4,455,353	37,287,412	20,253,898
Net realized gain (loss) on sales of investments	5,473,495	3,280,681	3,072,052	22,949,459	22,629,863
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,785,986	3,457,963	2,383,496	31,536,588	16,125,686
Net gain (loss) on investments	12,259,481	6,738,644	5,455,548	54,486,047	38,755,549
Net increase (decrease) in net assets resulting from operations	$11,460,837	$6,127,752	$4,994,824	$50,197,354	$35,887,745
See accompanying notes to financial statements.
 43 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Investment income
Dividend income	$82,751	$—	$—	$27,461	$12,154
Variable account expenses	17,207	8,124	11,014	25,225	27,030
Investment income (loss) — net	65,544	(8,124)	(11,014)	2,236	(14,876)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	216,893	110,878	257,487	432,213	329,967
Cost of investments sold	233,501	60,817	69,206	396,484	320,247
Net realized gain (loss) on sales of investments	(16,608)	50,061	188,281	35,729	9,720
Distributions from capital gains	—	—	—	98,845	19,915
Net change in unrealized appreciation (depreciation) of investments	46,133	60,353	(44,504)	322,387	356,228
Net gain (loss) on investments	29,525	110,414	143,777	456,961	385,863
Net increase (decrease) in net assets resulting from operations	$95,069	$102,290	$132,763	$459,197	$370,987

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Investment income
Dividend income	$39,313	$—	$—	$—	$—
Variable account expenses	16,142	16,129	8,877	20,964	256,613
Investment income (loss) — net	23,171	(16,129)	(8,877)	(20,964)	(256,613)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	446,074	584,460	191,273	364,264	3,670,253
Cost of investments sold	373,240	444,608	151,657	175,523	3,018,940
Net realized gain (loss) on sales of investments	72,834	139,852	39,616	188,741	651,313
Distributions from capital gains	3,570	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	331,315	(42,627)	16,178	(27,602)	1,509,495
Net gain (loss) on investments	407,719	97,225	55,794	161,139	2,160,808
Net increase (decrease) in net assets resulting from operations	$430,890	$81,096	$46,917	$140,175	$1,904,195
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 44

Statement of Operations

Year ended December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$—	$40,668
Variable account expenses	2,670,010	1,444,225	6,265
Investment income (loss) — net	(2,670,010)	(1,444,225)	34,403

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	35,041,175	16,663,020	78,726
Cost of investments sold	23,832,461	12,231,196	83,301
Net realized gain (loss) on sales of investments	11,208,714	4,431,824	(4,575)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,829,992	9,253,135	20,194
Net gain (loss) on investments	28,038,706	13,684,959	15,619
Net increase (decrease) in net assets resulting from operations	$25,368,696	$12,240,734	$50,022
See accompanying notes to financial statements.
 45 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$3,758	$52,438	$(149,443)	$(775)	$(5,799)
Net realized gain (loss) on sales of investments	11,815	152,287	452,842	95,166	3,322
Distributions from capital gains	—	—	1,334,996	362,714	81,819
Net change in unrealized appreciation (depreciation) of investments	66,294	1,080,069	(100,912)	(63,981)	(51,180)
Net increase (decrease) in net assets resulting from operations	81,867	1,284,794	1,537,483	393,124	28,162

Contract transactions
Contract purchase payments	18,745	58,127	1,248,788	46,927	116,170
Net transfers(1)	4,657	(196,684)	(884,039)	(107,390)	3,817
Transfers for policy loans	5,902	9,361	(11)	—	—
Adjustments to net assets allocated to contracts in payment period	—	9,882	(12,765)	19,490	—
Contract charges	(176)	(4,357)	(1,774)	(1,936)	(368)
Contract terminations:
Surrender benefits	(301,045)	(428,407)	(752,192)	(422,394)	(20,455)
Death benefits	—	(61,293)	(156,799)	(37,036)	(14,361)
Increase (decrease) from transactions	(271,917)	(613,371)	(558,792)	(502,339)	84,803
Increase (decrease) in net assets	(190,050)	671,423	978,691	(109,215)	112,965
Net assets at beginning of year	692,829	3,387,718	12,949,109	4,514,703	568,671
Net assets at end of year	$502,779	$4,059,141	$13,927,800	$4,405,488	$681,636

Accumulation unit activity
Units outstanding at beginning of year	486,373	1,957,194	1,890,516	1,095,351	181,657
Units purchased	43,809	36,515	195,395	11,882	38,121
Units redeemed	(216,917)	(319,452)	(256,379)	(129,452)	(13,785)
Units outstanding at end of year	313,265	1,674,257	1,829,532	977,781	205,993
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 46

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$9,651	$(25,431)	$(38,829)	$71,076	$4,063
Net realized gain (loss) on sales of investments	15,819	16,469	(108,744)	161,449	2,552
Distributions from capital gains	199,554	309,414	225,574	239,354	89,729
Net change in unrealized appreciation (depreciation) of investments	10,025	(141,518)	193,719	(392,638)	(40,012)
Net increase (decrease) in net assets resulting from operations	235,049	158,934	271,720	79,241	56,332

Contract transactions
Contract purchase payments	32,342	75,294	50,031	84,911	169,424
Net transfers(1)	(30,071)	(305,983)	(223,725)	(14,757)	99,623
Transfers for policy loans	11,662	361	(4,783)	260	(3,939)
Adjustments to net assets allocated to contracts in payment period	—	(8,455)	—	—	—
Contract charges	(856)	(576)	(1,192)	(570)	(15)
Contract terminations:
Surrender benefits	(72,605)	(104,975)	(652,975)	(328,488)	(8,549)
Death benefits	(22,008)	(15,548)	(83,437)	—	—
Increase (decrease) from transactions	(81,536)	(359,882)	(916,081)	(258,644)	256,544
Increase (decrease) in net assets	153,513	(200,948)	(644,361)	(179,403)	312,876
Net assets at beginning of year	2,270,553	2,963,010	4,482,663	2,245,702	363,761
Net assets at end of year	$2,424,066	$2,762,062	$3,838,302	$2,066,299	$676,637

Accumulation unit activity
Units outstanding at beginning of year	562,528	505,117	966,175	1,286,179	289,981
Units purchased	10,437	13,244	11,270	64,477	212,870
Units redeemed	(29,304)	(72,548)	(215,987)	(207,597)	(9,781)
Units outstanding at end of year	543,661	445,813	761,458	1,143,059	493,070
See accompanying notes to financial statements.
 47 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$242,147	$(870)	$4,775	$18,859	$(4,139)
Net realized gain (loss) on sales of investments	(72,491)	699	3,804	52,991	1,275
Distributions from capital gains	766,393	7,084	33,115	124,173	32,894
Net change in unrealized appreciation (depreciation) of investments	271,567	5,326	14,516	38,616	6,851
Net increase (decrease) in net assets resulting from operations	1,207,616	12,239	56,210	234,639	36,881

Contract transactions
Contract purchase payments	558,040	281	111,833	5,426	12,643
Net transfers(1)	184,414	2,476	25,994	(80,254)	(4,688)
Transfers for policy loans	12,191	—	—	56	995
Adjustments to net assets allocated to contracts in payment period	(15,828)	—	—	—	—
Contract charges	(1,001)	—	(24)	(615)	(244)
Contract terminations:
Surrender benefits	(633,773)	(2,934)	(19,805)	(55,321)	(12,748)
Death benefits	(100,537)	—	—	(35,071)	—
Increase (decrease) from transactions	3,506	(177)	117,998	(165,779)	(4,042)
Increase (decrease) in net assets	1,211,122	12,062	174,208	68,860	32,839
Net assets at beginning of year	6,782,585	82,137	468,704	2,300,177	455,233
Net assets at end of year	$7,993,707	$94,199	$642,912	$2,369,037	$488,072

Accumulation unit activity
Units outstanding at beginning of year	3,805,361	56,785	364,216	739,769	123,380
Units purchased	479,569	2,181	104,942	1,699	4,090
Units redeemed	(490,696)	(2,084)	(16,909)	(51,778)	(5,285)
Units outstanding at end of year	3,794,234	56,882	452,249	689,690	122,185
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 48

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$(65,172)	$17,166	$(229,741)	$(541,568)	$49,378
Net realized gain (loss) on sales of investments	(414,482)	(154,447)	236,490	4,887,235	(15,454)
Distributions from capital gains	—	22,066	—	—	—
Net change in unrealized appreciation (depreciation) of investments	702,773	621,856	2,541,131	1,574,476	57,190
Net increase (decrease) in net assets resulting from operations	223,119	506,641	2,547,880	5,920,143	91,114

Contract transactions
Contract purchase payments	78,397	95,584	3,913,648	421,948	88,739
Net transfers(1)	(204,747)	(121,319)	(76,191)	271,084	43,035
Transfers for policy loans	3,975	1,577	(35,772)	(4,814)	—
Adjustments to net assets allocated to contracts in payment period	5,679	(1,760)	—	(23,309)	—
Contract charges	(5,667)	(4,656)	(45,463)	(12,828)	(135)
Contract terminations:
Surrender benefits	(769,294)	(448,938)	(750,010)	(9,370,835)	(51,342)
Death benefits	(139,463)	(68,339)	—	(727,381)	(8,813)
Increase (decrease) from transactions	(1,031,120)	(547,851)	3,006,212	(9,446,135)	71,484
Increase (decrease) in net assets	(808,001)	(41,210)	5,554,092	(3,525,992)	162,598
Net assets at beginning of year	8,151,218	4,367,396	18,491,211	52,593,417	622,621
Net assets at end of year	$7,343,217	$4,326,186	$24,045,303	$49,067,425	$785,219

Accumulation unit activity
Units outstanding at beginning of year	1,449,656	1,641,394	15,636,975	15,400,666	776,597
Units purchased	19,935	41,242	3,148,073	505,162	154,158
Units redeemed	(209,515)	(234,676)	(762,940)	(3,202,518)	(71,087)
Units outstanding at end of year	1,260,076	1,447,960	18,022,108	12,703,310	859,668
See accompanying notes to financial statements.
 49 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(81,848)	$66,718	$131,566	$(43,151)	$(223,669)
Net realized gain (loss) on sales of investments	891,570	(14,284)	(124,751)	370,626	1,747,810
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	386,533	20,015	140,138	174,687	1,054,410
Net increase (decrease) in net assets resulting from operations	1,196,255	72,449	146,953	502,162	2,578,551

Contract transactions
Contract purchase payments	877,608	104,282	30,477	163,982	106,405
Net transfers(1)	194,130	68,036	43,402	144,131	(358,661)
Transfers for policy loans	2,707	—	1,206	1,898	18,905
Adjustments to net assets allocated to contracts in payment period	—	—	(67)	—	(21,998)
Contract charges	(691)	(72)	(4,580)	(2,218)	(12,788)
Contract terminations:
Surrender benefits	(914,363)	(51,183)	(353,335)	(559,185)	(1,533,201)
Death benefits	(11,067)	(23,764)	(51,987)	(13,048)	(181,130)
Increase (decrease) from transactions	148,324	97,299	(334,884)	(264,440)	(1,982,468)
Increase (decrease) in net assets	1,344,579	169,748	(187,931)	237,722	596,083
Net assets at beginning of year	7,115,055	1,217,367	2,403,222	3,704,821	20,584,975
Net assets at end of year	$8,459,634	$1,387,115	$2,215,291	$3,942,543	$21,181,058

Accumulation unit activity
Units outstanding at beginning of year	1,798,011	1,255,373	1,528,305	636,898	4,078,931
Units purchased	463,928	226,856	99,551	73,582	25,379
Units redeemed	(422,384)	(137,522)	(308,577)	(110,037)	(401,599)
Units outstanding at end of year	1,839,555	1,344,707	1,319,279	600,443	3,702,711
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 50

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(85,793)	$(208,340)	$(23,879)	$(33,046)	$43,786
Net realized gain (loss) on sales of investments	340,421	2,753,167	(215,308)	(95,638)	(17,253)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	803,414	330,297	871,295	1,141,753	89,635
Net increase (decrease) in net assets resulting from operations	1,058,042	2,875,124	632,108	1,013,069	116,168

Contract transactions
Contract purchase payments	399,079	159,335	54,626	50,706	121,553
Net transfers(1)	655,874	(54,242)	(310,279)	(185,896)	15,994
Transfers for policy loans	1,260	11,343	(2,633)	6,847	—
Adjustments to net assets allocated to contracts in payment period	—	(9,431)	—	(1,209)	—
Contract charges	(8,237)	(11,431)	(3,565)	(4,466)	(57)
Contract terminations:
Surrender benefits	(559,154)	(3,262,165)	(383,567)	(398,674)	(92,436)
Death benefits	(38,800)	(268,713)	—	(42,550)	(8,184)
Increase (decrease) from transactions	450,022	(3,435,304)	(645,418)	(575,242)	36,870
Increase (decrease) in net assets	1,508,064	(560,180)	(13,310)	437,827	153,038
Net assets at beginning of year	6,944,660	21,176,168	2,571,888	3,690,116	1,007,119
Net assets at end of year	$8,452,724	$20,615,988	$2,558,578	$4,127,943	$1,160,157

Accumulation unit activity
Units outstanding at beginning of year	2,037,663	4,682,331	1,963,640	1,412,059	942,986
Units purchased	385,560	71,853	41,677	22,062	147,542
Units redeemed	(254,378)	(789,344)	(498,380)	(214,562)	(115,623)
Units outstanding at end of year	2,168,845	3,964,840	1,506,937	1,219,559	974,905
See accompanying notes to financial statements.
 51 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$471,405	$250,256	$328,460	$255,962	$30,551
Net realized gain (loss) on sales of investments	1	9	(22,703)	(24,019)	(38,757)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(9)	155,562	137,079	292,073
Net increase (decrease) in net assets resulting from operations	471,406	250,256	461,319	369,022	283,867

Contract transactions
Contract purchase payments	2,370,083	177,892	1,310,378	30,773	208,881
Net transfers(1)	3,075,508	1,017,550	489,544	95,505	147,051
Transfers for policy loans	(10,188)	2,977	(3,431)	2,061	723
Adjustments to net assets allocated to contracts in payment period	—	(1,697)	—	5,398	—
Contract charges	(6,119)	(6,559)	(2,751)	(1,919)	(855)
Contract terminations:
Surrender benefits	(2,326,121)	(1,646,551)	(705,683)	(355,718)	(393,629)
Death benefits	(280,240)	(124,257)	(39,938)	(96,435)	(29,791)
Increase (decrease) from transactions	2,822,923	(580,645)	1,048,119	(320,335)	(67,620)
Increase (decrease) in net assets	3,294,329	(330,389)	1,509,438	48,687	216,247
Net assets at beginning of year	14,324,962	8,630,655	5,574,171	5,067,987	3,911,511
Net assets at end of year	$17,619,291	$8,300,266	$7,083,609	$5,116,674	$4,127,758

Accumulation unit activity
Units outstanding at beginning of year	14,608,563	7,655,075	2,976,548	1,562,489	2,109,759
Units purchased	6,392,137	1,171,528	947,791	45,706	229,700
Units redeemed	(3,459,906)	(1,674,259)	(418,989)	(144,910)	(264,646)
Units outstanding at end of year	17,540,794	7,152,344	3,505,350	1,463,285	2,074,813
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 52

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$37,259	$303,818	$444,606	$(109,996)	$(41,525)
Net realized gain (loss) on sales of investments	(89,620)	(102,424)	(293,804)	1,233,142	660,315
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	357,995	327,707	648,489	249,454	43,348
Net increase (decrease) in net assets resulting from operations	305,634	529,101	799,291	1,372,600	662,138

Contract transactions
Contract purchase payments	15,502	750,807	44,151	1,102,221	28,851
Net transfers(1)	170,978	531,601	362,280	(357,057)	(90,497)
Transfers for policy loans	1,146	9,402	5,643	(856)	2,667
Adjustments to net assets allocated to contracts in payment period	(1,619)	—	(3,453)	—	—
Contract charges	(6,374)	(16,023)	(15,545)	(14,051)	(3,613)
Contract terminations:
Surrender benefits	(416,403)	(441,244)	(1,082,026)	(1,624,473)	(550,867)
Death benefits	(126,390)	(160,578)	(303,730)	(16,564)	(179,637)
Increase (decrease) from transactions	(363,160)	673,965	(992,680)	(910,780)	(793,096)
Increase (decrease) in net assets	(57,526)	1,203,066	(193,389)	461,820	(130,958)
Net assets at beginning of year	4,228,024	6,819,240	10,453,055	10,066,129	4,966,353
Net assets at end of year	$4,170,498	$8,022,306	$10,259,666	$10,527,949	$4,835,395

Accumulation unit activity
Units outstanding at beginning of year	1,693,917	5,628,721	5,953,043	1,514,103	1,289,636
Units purchased	85,774	1,104,552	219,512	413,675	14,244
Units redeemed	(222,218)	(582,299)	(786,267)	(323,944)	(211,568)
Units outstanding at end of year	1,557,473	6,150,974	5,386,288	1,603,834	1,092,312
See accompanying notes to financial statements.
 53 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$(487,119)	$(850,440)	$208,316	$89,410	$8,573
Net realized gain (loss) on sales of investments	1,949,417	8,067,580	(7,442)	(31,036)	89,988
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,618,337	5,359,654	(10,974)	2,837	654,672
Net increase (decrease) in net assets resulting from operations	7,080,635	12,576,794	189,900	61,211	753,233

Contract transactions
Contract purchase payments	11,806,646	2,991,631	89,041	5,629	926,399
Net transfers(1)	(4,099,827)	(618,354)	355,890	98,323	59,370
Transfers for policy loans	(118,110)	(42,965)	—	36	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(53,948)	(17,105)	(8,780)	(259)	(738)
Contract terminations:
Surrender benefits	(2,388,839)	(12,440,673)	(566,249)	(101,620)	(160,755)
Death benefits	(978,162)	(518,607)	(3,972)	—	(61,959)
Increase (decrease) from transactions	4,167,760	(10,646,073)	(134,070)	2,109	762,317
Increase (decrease) in net assets	11,248,395	1,930,721	55,830	63,320	1,515,550
Net assets at beginning of year	41,716,941	85,255,042	3,819,168	1,180,241	1,759,011
Net assets at end of year	$52,965,336	$87,185,763	$3,874,998	$1,243,561	$3,274,561

Accumulation unit activity
Units outstanding at beginning of year	29,676,855	17,267,321	3,275,956	1,229,664	974,944
Units purchased	10,013,184	905,602	445,627	140,428	567,410
Units redeemed	(7,246,077)	(3,005,589)	(569,150)	(137,376)	(223,868)
Units outstanding at end of year	32,443,962	15,167,334	3,152,433	1,232,716	1,318,486
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 54

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$20,758	$(23,459)	$(9,278)	$(53,157)	$(8,487)
Net realized gain (loss) on sales of investments	69,482	91,132	15,667	294,826	81,511
Distributions from capital gains	—	234,590	—	—	—
Net change in unrealized appreciation (depreciation) of investments	947,971	449,353	79,149	975,873	141,171
Net increase (decrease) in net assets resulting from operations	1,038,211	751,616	85,538	1,217,542	214,195

Contract transactions
Contract purchase payments	28,410	402,821	75,240	369,249	10,120
Net transfers(1)	321,467	645,810	2,509	(187,310)	(13,314)
Transfers for policy loans	1,659	—	—	(1,966)	(3,735)
Adjustments to net assets allocated to contracts in payment period	(1,630)	—	—	—	—
Contract charges	(1,287)	(39)	(12)	(15,620)	(467)
Contract terminations:
Surrender benefits	(151,991)	(11,370)	(33,312)	(546,158)	(21,381)
Death benefits	(27,995)	(1,045)	(86,712)	(34,584)	(16,425)
Increase (decrease) from transactions	168,633	1,036,177	(42,287)	(416,389)	(45,202)
Increase (decrease) in net assets	1,206,844	1,787,793	43,251	801,153	168,993
Net assets at beginning of year	2,728,903	1,283,531	787,103	4,757,847	863,281
Net assets at end of year	$3,935,747	$3,071,324	$830,354	$5,559,000	$1,032,274

Accumulation unit activity
Units outstanding at beginning of year	1,422,126	833,594	552,994	1,336,844	218,194
Units purchased	208,193	851,855	67,897	263,068	19,546
Units redeemed	(107,805)	(181,701)	(102,835)	(227,603)	(30,784)
Units outstanding at end of year	1,522,514	1,503,748	518,056	1,372,309	206,956
See accompanying notes to financial statements.
 55 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(36,075)	$(48,963)	$(32,744)	$(13,740)	$(13,180)
Net realized gain (loss) on sales of investments	475,100	293,803	415,216	181,863	130,701
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,614	327,074	(2,512)	4,565	(66,724)
Net increase (decrease) in net assets resulting from operations	449,639	571,914	379,960	172,688	50,797

Contract transactions
Contract purchase payments	142,065	86,783	170,024	16,939	20,038
Net transfers(1)	(24,650)	71,634	(49,706)	(15,754)	(179,312)
Transfers for policy loans	—	1,382	—	860	—
Adjustments to net assets allocated to contracts in payment period	—	(1,717)	—	—	—
Contract charges	(6,311)	(1,096)	(5,388)	(1,227)	(2,028)
Contract terminations:
Surrender benefits	(118,511)	(313,124)	(312,956)	(194,480)	(114,258)
Death benefits	(28,961)	(79,110)	(29,414)	(44,711)	(48,865)
Increase (decrease) from transactions	(36,368)	(235,248)	(227,440)	(238,373)	(324,425)
Increase (decrease) in net assets	413,271	336,666	152,520	(65,685)	(273,628)
Net assets at beginning of year	3,065,516	4,160,984	3,086,970	1,500,845	1,506,937
Net assets at end of year	$3,478,787	$4,497,650	$3,239,490	$1,435,160	$1,233,309

Accumulation unit activity
Units outstanding at beginning of year	762,163	982,846	792,688	370,119	493,301
Units purchased	188,023	31,395	155,465	4,688	54,434
Units redeemed	(191,182)	(81,985)	(207,540)	(63,096)	(145,877)
Units outstanding at end of year	759,004	932,256	740,613	311,711	401,858
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 56

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(11,910)	$84	$163,437	$9,629	$20,567
Net realized gain (loss) on sales of investments	77,753	(80)	(31,208)	38,650	(38,156)
Distributions from capital gains	—	46,074	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,686	(5,828)	173,520	91,172	152,913
Net increase (decrease) in net assets resulting from operations	72,529	40,250	305,749	139,451	135,324

Contract transactions
Contract purchase payments	17,923	2,099	100,875	6,317	10,881
Net transfers(1)	(10,784)	74,923	422,064	(1,440,664)	(28,807)
Transfers for policy loans	(275)	—	948	—	4,393
Adjustments to net assets allocated to contracts in payment period	(369)	—	—	—	—
Contract charges	(550)	(8)	(417)	(4,057)	(1,517)
Contract terminations:
Surrender benefits	(129,566)	(1,988)	(339,084)	(68,091)	(220,227)
Death benefits	(1,182)	(847)	(805,547)	(18,421)	(20,069)
Increase (decrease) from transactions	(124,803)	74,179	(621,161)	(1,524,916)	(255,346)
Increase (decrease) in net assets	(52,274)	114,429	(315,412)	(1,385,465)	(120,022)
Net assets at beginning of year	1,458,976	191,241	5,404,473	2,742,476	1,824,264
Net assets at end of year	$1,406,702	$305,670	$5,089,061	$1,357,011	$1,704,242

Accumulation unit activity
Units outstanding at beginning of year	349,361	148,865	4,208,192	2,700,136	1,428,721
Units purchased	5,426	63,251	473,995	41,851	18,157
Units redeemed	(34,474)	(2,268)	(964,842)	(1,496,959)	(211,027)
Units outstanding at end of year	320,313	209,848	3,717,345	1,245,028	1,235,851
See accompanying notes to financial statements.
 57 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Operations
Investment income (loss) — net	$13,880	$31,969	$26,130	$56,041	$17,708
Net realized gain (loss) on sales of investments	(36,876)	(32,672)	(65,924)	(157,114)	(68,646)
Distributions from capital gains	—	—	—	—	57,367
Net change in unrealized appreciation (depreciation) of investments	77,972	100,544	71,356	164,834	3,072
Net increase (decrease) in net assets resulting from operations	54,976	99,841	31,562	63,761	9,501

Contract transactions
Contract purchase payments	8,759	7,251	735	3,461	30,993
Net transfers(1)	(29,356)	68,441	(99,815)	57,881	47,734
Transfers for policy loans	629	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(397)	(7,572)	(116)	(7,855)	(104)
Contract terminations:
Surrender benefits	(28,492)	(124,944)	(60,490)	(249,120)	(279,339)
Death benefits	(506)	(3,279)	(28,198)	(91,988)	(11,863)
Increase (decrease) from transactions	(49,363)	(60,103)	(187,884)	(287,621)	(212,579)
Increase (decrease) in net assets	5,613	39,738	(156,322)	(223,860)	(203,078)
Net assets at beginning of year	406,598	1,653,896	1,259,245	2,259,521	1,133,143
Net assets at end of year	$412,211	$1,693,634	$1,102,923	$2,035,661	$930,065

Accumulation unit activity
Units outstanding at beginning of year	631,581	1,457,171	1,077,896	1,589,352	481,583
Units purchased	13,310	100,900	25,490	48,962	47,903
Units redeemed	(85,485)	(153,844)	(184,609)	(246,052)	(139,209)
Units outstanding at end of year	559,406	1,404,227	918,777	1,392,262	390,277
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 58

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(48,130)	$(37,657)	$(41,733)	$88,220	$(68,192)
Net realized gain (loss) on sales of investments	891,655	403,388	354,241	(29,737)	267,022
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(207,860)	20,852	39,376	83,239	(136,894)
Net increase (decrease) in net assets resulting from operations	635,665	386,583	351,884	141,722	61,936

Contract transactions
Contract purchase payments	32,224	279,695	193,664	789,768	983,337
Net transfers(1)	(67,093)	(144,351)	(130,375)	46,488	(110,956)
Transfers for policy loans	740	—	(2,296)	—	(6,357)
Adjustments to net assets allocated to contracts in payment period	—	—	20,093	—	18,859
Contract charges	(4,495)	(1,118)	(1,212)	(7,251)	(4,305)
Contract terminations:
Surrender benefits	(1,028,958)	(141,811)	(875,002)	(269,573)	(545,402)
Death benefits	(122,326)	(37,300)	(108,780)	(18,758)	(32,656)
Increase (decrease) from transactions	(1,189,908)	(44,885)	(903,908)	540,674	302,520
Increase (decrease) in net assets	(554,243)	341,698	(552,024)	682,396	364,456
Net assets at beginning of year	5,411,626	3,256,562	4,230,225	1,954,267	6,451,624
Net assets at end of year	$4,857,383	$3,598,260	$3,678,201	$2,636,663	$6,816,080

Accumulation unit activity
Units outstanding at beginning of year	1,690,096	616,695	1,242,318	1,839,421	1,431,319
Units purchased	11,512	84,787	69,456	1,007,152	251,491
Units redeemed	(357,362)	(95,065)	(344,457)	(496,493)	(188,640)
Units outstanding at end of year	1,344,246	606,417	967,317	2,350,080	1,494,170
See accompanying notes to financial statements.
 59 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$(8,790)	$(81,769)	$(12,520)	$(14,272)	$16,320
Net realized gain (loss) on sales of investments	118,272	370,455	200,874	69,324	4,554
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(99,555)	1,011,052	(119,800)	146,441	188,816
Net increase (decrease) in net assets resulting from operations	9,927	1,299,738	68,554	201,493	209,690

Contract transactions
Contract purchase payments	6,754	793,702	19,184	21,705	139,059
Net transfers(1)	(8,595)	69,252	25,673	(14,414)	249,841
Transfers for policy loans	(766)	2,076	—	157	375
Adjustments to net assets allocated to contracts in payment period	1	—	—	—	—
Contract charges	(601)	(1,448)	(1,058)	(1,150)	(20)
Contract terminations:
Surrender benefits	(194,669)	(350,427)	(353,113)	(133,794)	(9,337)
Death benefits	(11,106)	(138,797)	—	(2,534)	—
Increase (decrease) from transactions	(208,982)	374,358	(309,314)	(130,030)	379,918
Increase (decrease) in net assets	(199,055)	1,674,096	(240,760)	71,463	589,608
Net assets at beginning of year	973,167	6,622,181	1,361,473	1,361,339	601,807
Net assets at end of year	$774,112	$8,296,277	$1,120,713	$1,432,802	$1,191,415

Accumulation unit activity
Units outstanding at beginning of year	200,505	1,766,307	296,307	269,339	518,074
Units purchased	7,418	331,030	28,205	16,850	290,061
Units redeemed	(50,862)	(241,385)	(100,670)	(42,431)	(12,173)
Units outstanding at end of year	157,061	1,855,952	223,842	243,758	795,962
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 60

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(59,648)	$8,655	$31,889	$323,865	$(550,002)
Net realized gain (loss) on sales of investments	67,477	4,793	4,338	(48,753)	2,657,626
Distributions from capital gains	132,254	69,052	—	—	9,032,980
Net change in unrealized appreciation (depreciation) of investments	1,205,862	59,557	71,335	(109,851)	(1,395,028)
Net increase (decrease) in net assets resulting from operations	1,345,945	142,057	107,562	165,261	9,745,576

Contract transactions
Contract purchase payments	1,105,645	369,104	267,101	596,256	3,229,583
Net transfers(1)	41,907	101,040	66,334	91,582	(158,318)
Transfers for policy loans	(15,181)	(1,132)	—	(12,632)	(41,289)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(508)	7,989
Contract charges	(3,657)	(21)	(137)	(6,614)	(16,515)
Contract terminations:
Surrender benefits	(167,313)	(31,712)	(133,385)	(747,528)	(6,510,060)
Death benefits	—	—	(23,423)	(130,610)	(1,123,652)
Increase (decrease) from transactions	961,401	437,279	176,490	(210,054)	(4,612,262)
Increase (decrease) in net assets	2,307,346	579,336	284,052	(44,793)	5,133,314
Net assets at beginning of year	6,617,479	861,594	1,130,886	5,593,031	52,055,131
Net assets at end of year	$8,924,825	$1,440,930	$1,414,938	$5,548,238	$57,188,445

Accumulation unit activity
Units outstanding at beginning of year	4,147,553	717,159	943,577	3,322,062	9,680,038
Units purchased	758,768	448,545	302,990	494,348	857,095
Units redeemed	(198,926)	(82,869)	(161,373)	(618,254)	(1,691,720)
Units outstanding at end of year	4,707,395	1,082,835	1,085,194	3,198,156	8,845,413
See accompanying notes to financial statements.
 61 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Operations
Investment income (loss) — net	$313	$4,665	$7,202	$38,316	$(14,822)
Net realized gain (loss) on sales of investments	3,187	(14,684)	27,259	565,261	66,323
Distributions from capital gains	925	—	103,057	877,195	19,597
Net change in unrealized appreciation (depreciation) of investments	34,466	53,246	51,479	138,116	187,656
Net increase (decrease) in net assets resulting from operations	38,891	43,227	188,997	1,618,888	258,754

Contract transactions
Contract purchase payments	18,797	68,937	4,520	332,443	403,846
Net transfers(1)	(5,583)	(40,310)	95,862	64,780	32,770
Transfers for policy loans	—	(1,937)	841	5,996	(7,770)
Adjustments to net assets allocated to contracts in payment period	—	—	—	14,794	—
Contract charges	(16)	(4)	(188)	(3,689)	(135)
Contract terminations:
Surrender benefits	(1,146)	(62,789)	(82,571)	(1,113,801)	(44,508)
Death benefits	—	—	—	(90,748)	—
Increase (decrease) from transactions	12,052	(36,103)	18,464	(790,225)	384,203
Increase (decrease) in net assets	50,943	7,124	207,461	828,663	642,957
Net assets at beginning of year	89,751	493,649	903,230	8,737,089	1,229,460
Net assets at end of year	$140,694	$500,773	$1,110,691	$9,565,752	$1,872,417

Accumulation unit activity
Units outstanding at beginning of year	79,278	411,880	198,103	2,225,919	740,346
Units purchased	15,856	229,353	18,949	317,836	304,415
Units redeemed	(5,749)	(257,874)	(14,768)	(356,435)	(107,633)
Units outstanding at end of year	89,385	383,359	202,284	2,187,320	937,128
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 62

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$(221)	$61,924	$(8,845)	$(187,105)	$965
Net realized gain (loss) on sales of investments	4,871	11,088	13,320	(55,769)	20,832
Distributions from capital gains	1,829	—	199,857	3,030,658	16,184
Net change in unrealized appreciation (depreciation) of investments	52,256	51,709	(28,371)	(364,001)	(615)
Net increase (decrease) in net assets resulting from operations	58,735	124,721	175,961	2,423,783	37,366

Contract transactions
Contract purchase payments	196,696	728,831	8,430	1,275,737	2,230
Net transfers(1)	165,703	129,845	(9,294)	(1,093,427)	1,244
Transfers for policy loans	(1,306)	5,231	—	565	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(6,024)	—
Contract charges	(25)	(20)	(366)	(10,593)	(24)
Contract terminations:
Surrender benefits	(20,993)	(46,475)	(153,241)	(2,897,665)	(21,096)
Death benefits	—	(342,723)	(705)	(388,312)	(48,021)
Increase (decrease) from transactions	340,075	474,689	(155,176)	(3,119,719)	(65,667)
Increase (decrease) in net assets	398,810	599,410	20,785	(695,936)	(28,301)
Net assets at beginning of year	342,476	2,019,146	1,783,375	26,659,738	208,067
Net assets at end of year	$741,286	$2,618,556	$1,804,160	$25,963,802	$179,766

Accumulation unit activity
Units outstanding at beginning of year	274,703	2,015,937	247,165	4,787,202	95,419
Units purchased	251,744	958,407	1,337	340,786	1,269
Units redeemed	(17,318)	(503,974)	(22,184)	(985,102)	(27,787)
Units outstanding at end of year	509,129	2,470,370	226,318	4,142,886	68,901
See accompanying notes to financial statements.
 63 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Operations
Investment income (loss) — net	$12,068	$332,276	$9,641	$157,285	$31,789
Net realized gain (loss) on sales of investments	87,704	(9,506)	(48,062)	(22,561)	142
Distributions from capital gains	229,811	—	—	42,290	9,088
Net change in unrealized appreciation (depreciation) of investments	99,887	550,763	164,648	241,343	65,763
Net increase (decrease) in net assets resulting from operations	429,470	873,533	126,227	418,357	106,782

Contract transactions
Contract purchase payments	36,514	1,274,538	33,616	4,680	271,000
Net transfers(1)	49,052	1,445,011	(24,786)	35,405	11,403
Transfers for policy loans	1,090	(22,732)	888	520	375
Adjustments to net assets allocated to contracts in payment period	22,904	(1,670)	(776)	—	—
Contract charges	(1,039)	(2,844)	(1,322)	(900)	(80)
Contract terminations:
Surrender benefits	(235,729)	(1,438,317)	(155,579)	(904,038)	(33,990)
Death benefits	(16,543)	(42,238)	(42,690)	(100,336)	—
Increase (decrease) from transactions	(143,751)	1,211,748	(190,649)	(964,669)	248,708
Increase (decrease) in net assets	285,719	2,085,281	(64,422)	(546,312)	355,490
Net assets at beginning of year	2,303,593	10,888,123	1,888,133	4,337,346	864,927
Net assets at end of year	$2,589,312	$12,973,404	$1,823,711	$3,791,034	$1,220,417

Accumulation unit activity
Units outstanding at beginning of year	875,360	8,614,544	821,267	2,619,651	785,853
Units purchased	43,725	2,287,101	15,600	72,932	406,018
Units redeemed	(95,325)	(1,349,356)	(101,041)	(636,835)	(194,241)
Units outstanding at end of year	823,760	9,552,289	735,826	2,055,748	997,630
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 64

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$842	$60,786	$6,645	$(1,558)	$16,803
Net realized gain (loss) on sales of investments	30	(22,403)	(100,194)	5,949	72,096
Distributions from capital gains	11,089	622,863	553,117	62,943	645,425
Net change in unrealized appreciation (depreciation) of investments	6,590	(22,566)	(75,738)	(25,399)	(233,423)
Net increase (decrease) in net assets resulting from operations	18,551	638,680	383,830	41,935	500,901

Contract transactions
Contract purchase payments	50,996	36,436	136,501	61,430	46,117
Net transfers(1)	885	(68,317)	(184,396)	(54,051)	(30,801)
Transfers for policy loans	—	4,300	3,282	(1,928)	2,727
Adjustments to net assets allocated to contracts in payment period	—	—	6,725	—	(6,302)
Contract charges	—	(2,709)	(2,750)	(24)	(4,749)
Contract terminations:
Surrender benefits	(239)	(1,187,819)	(952,577)	(13,295)	(620,154)
Death benefits	—	(215,844)	(56,845)	(4,552)	(31,238)
Increase (decrease) from transactions	51,642	(1,433,953)	(1,050,060)	(12,420)	(644,400)
Increase (decrease) in net assets	70,193	(795,273)	(666,230)	29,515	(143,499)
Net assets at beginning of year	68,792	7,000,744	7,059,337	780,264	6,274,231
Net assets at end of year	$138,985	$6,205,471	$6,393,107	$809,779	$6,130,732

Accumulation unit activity
Units outstanding at beginning of year	55,376	2,471,173	1,381,458	642,274	807,214
Units purchased	37,294	25,909	44,364	63,566	9,578
Units redeemed	(177)	(542,452)	(287,819)	(78,387)	(88,834)
Units outstanding at end of year	92,493	1,954,630	1,138,003	627,453	727,958
See accompanying notes to financial statements.
 65 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(311)	$(882)	$(7,171)	$(2,298)	$(16,962)
Net realized gain (loss) on sales of investments	2,356	2,280	138,554	13,690	152,779
Distributions from capital gains	10,967	22,420	472,927	24,543	187,997
Net change in unrealized appreciation (depreciation) of investments	4,487	11,251	(129,767)	(7,735)	(127,931)
Net increase (decrease) in net assets resulting from operations	17,499	35,069	474,543	28,200	195,883

Contract transactions
Contract purchase payments	250	102,236	13,357	3,996	1,148
Net transfers(1)	(1)	15,721	(29,099)	(79)	(62,082)
Transfers for policy loans	—	(2,071)	—	—	2,064
Adjustments to net assets allocated to contracts in payment period	—	—	(3,022)	—	—
Contract charges	(18)	(25)	(5,246)	(92)	(5,534)
Contract terminations:
Surrender benefits	(8,668)	(3,833)	(518,023)	(7,743)	(344,065)
Death benefits	(31,811)	—	(40,645)	(26,192)	(45,723)
Increase (decrease) from transactions	(40,248)	112,028	(582,678)	(30,110)	(454,192)
Increase (decrease) in net assets	(22,749)	147,097	(108,135)	(1,910)	(258,309)
Net assets at beginning of year	164,407	163,018	3,887,458	274,581	1,971,091
Net assets at end of year	$141,658	$310,115	$3,779,323	$272,671	$1,712,782

Accumulation unit activity
Units outstanding at beginning of year	32,833	123,232	797,309	54,820	408,787
Units purchased	46	89,669	3,010	799	660
Units redeemed	(8,382)	(7,789)	(125,418)	(6,367)	(87,611)
Units outstanding at end of year	24,497	205,112	674,901	49,252	321,836
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 66

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$88,664	$20,288	$(38,992)	$22,074	$(6,140)
Net realized gain (loss) on sales of investments	(22,485)	188,733	108,817	251	5,929
Distributions from capital gains	—	426,704	486,534	—	60,833
Net change in unrealized appreciation (depreciation) of investments	34,776	(20,311)	341,458	12,236	(31,045)
Net increase (decrease) in net assets resulting from operations	100,955	615,414	897,817	34,561	29,577

Contract transactions
Contract purchase payments	166,479	93,367	17,908	154,486	7,048
Net transfers(1)	34,065	(91,578)	(48,669)	18,356	(1,782)
Transfers for policy loans	—	(2,815)	3,101	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(5,464)	—	—
Contract charges	(158)	(8,806)	(1,430)	(9)	(247)
Contract terminations:
Surrender benefits	(105,708)	(486,972)	(334,239)	(2,096)	(95,890)
Death benefits	(25,774)	(55,385)	(66,554)	—	—
Increase (decrease) from transactions	68,904	(552,189)	(435,347)	170,737	(90,871)
Increase (decrease) in net assets	169,859	63,225	462,470	205,298	(61,294)
Net assets at beginning of year	1,381,766	4,092,252	6,335,378	515,254	791,381
Net assets at end of year	$1,551,625	$4,155,477	$6,797,848	$720,552	$730,087

Accumulation unit activity
Units outstanding at beginning of year	1,061,488	1,040,533	1,038,321	513,357	469,303
Units purchased	146,335	33,092	3,314	166,964	4,908
Units redeemed	(100,209)	(161,610)	(69,919)	(2,088)	(57,613)
Units outstanding at end of year	1,107,614	912,015	971,716	678,233	416,598
See accompanying notes to financial statements.
 67 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(3,258)	$2,247	$1,479	$2,842	$253,891
Net realized gain (loss) on sales of investments	(3,479)	22,509	2,988	35,059	(80,292)
Distributions from capital gains	32,744	27,584	25,893	83,913	—
Net change in unrealized appreciation (depreciation) of investments	(16,778)	3,733	13,768	76,472	480,063
Net increase (decrease) in net assets resulting from operations	9,229	56,073	44,128	198,286	653,662

Contract transactions
Contract purchase payments	4,992	2,098	6,704	5,726	52,910
Net transfers(1)	(7,798)	(35,506)	(2,379)	(134,665)	51,323
Transfers for policy loans	—	3	—	(1,032)	14,604
Adjustments to net assets allocated to contracts in payment period	7,386	—	—	3,445	1
Contract charges	(479)	(150)	(282)	(1,420)	(8,435)
Contract terminations:
Surrender benefits	(28,637)	(105,461)	(5,824)	(162,350)	(641,581)
Death benefits	(134)	(5,748)	(6,914)	(80,163)	(185,648)
Increase (decrease) from transactions	(24,670)	(144,764)	(8,695)	(370,459)	(716,826)
Increase (decrease) in net assets	(15,441)	(88,691)	35,433	(172,173)	(63,164)
Net assets at beginning of year	353,876	445,395	314,144	1,487,102	5,937,229
Net assets at end of year	$338,435	$356,704	$349,577	$1,314,929	$5,874,065

Accumulation unit activity
Units outstanding at beginning of year	213,512	145,167	107,447	677,029	3,896,049
Units purchased	4,446	660	3,079	4,844	99,701
Units redeemed	(25,917)	(44,344)	(5,977)	(168,328)	(539,930)
Units outstanding at end of year	192,041	101,483	104,549	513,545	3,455,820
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 68

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(80,751)	$(8,663)	$(1,037)	$(56,368)	$(10,420)
Net realized gain (loss) on sales of investments	54,343	2	(2,551)	200,257	46,767
Distributions from capital gains	1,502,365	36,738	10,111	704,391	143,319
Net change in unrealized appreciation (depreciation) of investments	(469,744)	86,194	14,732	(370,881)	52,923
Net increase (decrease) in net assets resulting from operations	1,006,213	114,271	21,255	477,399	232,589

Contract transactions
Contract purchase payments	167,851	15,720	3,805	533,371	7,451
Net transfers(1)	(71,143)	(68,942)	(2,534)	(191,408)	(21,817)
Transfers for policy loans	(394)	648	—	(3,531)	735
Adjustments to net assets allocated to contracts in payment period	—	(3,803)	8,035	—	—
Contract charges	(1,055)	(529)	(66)	(967)	(1,185)
Contract terminations:
Surrender benefits	(1,480,350)	(115,920)	(5,319)	(624,070)	(92,017)
Death benefits	(139,188)	(83,396)	(140)	(37,188)	(30,581)
Increase (decrease) from transactions	(1,524,279)	(256,222)	3,781	(323,793)	(137,414)
Increase (decrease) in net assets	(518,066)	(141,951)	25,036	153,606	95,175
Net assets at beginning of year	8,239,034	966,815	141,976	6,943,961	1,256,111
Net assets at end of year	$7,720,968	$824,864	$167,012	$7,097,567	$1,351,286

Accumulation unit activity
Units outstanding at beginning of year	2,100,625	295,340	66,170	1,662,618	275,215
Units purchased	64,632	9,966	4,150	191,614	10,051
Units redeemed	(446,876)	(83,817)	(6,184)	(320,843)	(36,100)
Units outstanding at end of year	1,718,381	221,489	64,136	1,533,389	249,166
See accompanying notes to financial statements.
 69 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(12,153)	$(15,855)	$112,586	$(4,099)	$161,220
Net realized gain (loss) on sales of investments	47,534	157,274	968,846	16,183	(27,878)
Distributions from capital gains	170,919	159,719	640,653	43,804	—
Net change in unrealized appreciation (depreciation) of investments	(1,986)	59,157	865,600	(24,257)	134,968
Net increase (decrease) in net assets resulting from operations	204,314	360,295	2,587,685	31,631	268,310

Contract transactions
Contract purchase payments	140,263	30,958	1,719,058	1,800	1,024,484
Net transfers(1)	374,645	350,477	(152,308)	1	110,221
Transfers for policy loans	(3,509)	(3,060)	20,517	—	(6,620)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(24)	(266)	(3,970)	(141)	(285)
Contract terminations:
Surrender benefits	(162,216)	(214,949)	(3,381,067)	(32,539)	(262,579)
Death benefits	—	(47,672)	(320,527)	(31,662)	(85,372)
Increase (decrease) from transactions	349,159	115,488	(2,118,297)	(62,541)	779,849
Increase (decrease) in net assets	553,473	475,783	469,388	(30,910)	1,048,159
Net assets at beginning of year	1,167,656	1,682,552	19,996,465	527,301	3,968,118
Net assets at end of year	$1,721,129	$2,158,335	$20,465,853	$496,391	$5,016,277

Accumulation unit activity
Units outstanding at beginning of year	753,753	543,253	12,014,109	159,339	3,822,385
Units purchased	484,069	179,436	1,129,895	521	1,365,513
Units redeemed	(302,045)	(69,127)	(2,317,981)	(18,995)	(633,369)
Units outstanding at end of year	935,777	653,562	10,826,023	140,865	4,554,529
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 70

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(37,110)	$6,017	$(32,942)	$9,767	$120
Net realized gain (loss) on sales of investments	6,304	63,868	226,669	9,106	6,105
Distributions from capital gains	420,770	—	246,563	—	9,056
Net change in unrealized appreciation (depreciation) of investments	95,761	246,738	38,714	144,724	30,712
Net increase (decrease) in net assets resulting from operations	485,725	316,623	479,004	163,597	45,993

Contract transactions
Contract purchase payments	600	46,777	12,464	142,968	—
Net transfers(1)	(9,454)	129,937	80,555	201,239	8,466
Transfers for policy loans	—	(4,443)	2,560	(1,981)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(18)	(267)	(2,808)	(3)	(77)
Contract terminations:
Surrender benefits	(3,994)	(137,155)	(403,327)	(1,093)	(74,401)
Death benefits	—	(2,126)	(30,685)	(5,006)	—
Increase (decrease) from transactions	(12,866)	32,723	(341,241)	336,124	(66,012)
Increase (decrease) in net assets	472,859	349,346	137,763	499,721	(20,019)
Net assets at beginning of year	2,936,411	1,136,245	3,266,240	198,419	359,869
Net assets at end of year	$3,409,270	$1,485,591	$3,404,003	$698,140	$339,850

Accumulation unit activity
Units outstanding at beginning of year	1,943,722	592,532	625,039	164,561	226,619
Units purchased	448	125,732	31,509	303,332	10,136
Units redeemed	(6,715)	(203,197)	(99,988)	(52,408)	(50,028)
Units outstanding at end of year	1,937,455	515,067	556,560	415,485	186,727
See accompanying notes to financial statements.
 71 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$57,791	$30,614	$1,612	$438	$16,151
Net realized gain (loss) on sales of investments	3,036	167	16,323	2,510	28,734
Distributions from capital gains	—	—	—	—	214,534
Net change in unrealized appreciation (depreciation) of investments	13,210	2,831	91,591	19,397	(59,962)
Net increase (decrease) in net assets resulting from operations	74,037	33,612	109,526	22,345	199,457

Contract transactions
Contract purchase payments	276,651	204,985	10,941	—	174,322
Net transfers(1)	(27,523)	17,919	(3,025)	(6,080)	(75,006)
Transfers for policy loans	(2,239)	750	—	—	(4,879)
Adjustments to net assets allocated to contracts in payment period	—	—	(203)	—	8,467
Contract charges	(20)	(69)	(205)	(31)	(1,509)
Contract terminations:
Surrender benefits	(38,773)	(17,191)	(69,255)	(7,034)	(177,463)
Death benefits	(3,249)	—	(231)	—	(38,198)
Increase (decrease) from transactions	204,847	206,394	(61,978)	(13,145)	(114,266)
Increase (decrease) in net assets	278,884	240,006	47,548	9,200	85,191
Net assets at beginning of year	909,858	645,826	757,097	156,388	2,575,372
Net assets at end of year	$1,188,742	$885,832	$804,645	$165,588	$2,660,563

Accumulation unit activity
Units outstanding at beginning of year	861,300	610,235	339,214	91,405	701,034
Units purchased	278,032	204,383	8,862	—	47,365
Units redeemed	(88,881)	(16,089)	(27,238)	(6,931)	(77,034)
Units outstanding at end of year	1,050,451	798,529	320,838	84,474	671,365
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 72

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Operations
Investment income (loss) — net	$(27,305)	$49,960	$3,618	$(1,986)	$298
Net realized gain (loss) on sales of investments	241,428	294,846	25,538	2,207	10
Distributions from capital gains	243,944	904,756	37,431	9,937	—
Net change in unrealized appreciation (depreciation) of investments	(136,024)	363,786	2,997	29,459	2,662
Net increase (decrease) in net assets resulting from operations	322,043	1,613,348	69,584	39,617	2,970

Contract transactions
Contract purchase payments	17,680	276,680	60	120,651	28,790
Net transfers(1)	14,169	(35,184)	(27,820)	3,849	10,395
Transfers for policy loans	3,276	(4,121)	—	—	—
Adjustments to net assets allocated to contracts in payment period	7,635	(2,596)	—	—	—
Contract charges	(2,026)	(3,034)	(220)	(40)	(11)
Contract terminations:
Surrender benefits	(684,021)	(1,064,804)	(56,737)	(6,435)	(2,681)
Death benefits	(21,886)	(129,080)	—	—	—
Increase (decrease) from transactions	(665,173)	(962,139)	(84,717)	118,025	36,493
Increase (decrease) in net assets	(343,130)	651,209	(15,133)	157,642	39,463
Net assets at beginning of year	3,172,482	11,474,415	521,427	200,662	130,334
Net assets at end of year	$2,829,352	$12,125,624	$506,294	$358,304	$169,797

Accumulation unit activity
Units outstanding at beginning of year	419,365	2,807,957	87,688	139,404	150,172
Units purchased	10,464	190,447	10	87,246	44,619
Units redeemed	(96,826)	(441,102)	(13,603)	(5,993)	(3,066)
Units outstanding at end of year	333,003	2,557,302	74,095	220,657	191,725
See accompanying notes to financial statements.
 73 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(1,128)	$(30,283)	$(11,329)	$388	$97,391
Net realized gain (loss) on sales of investments	2,594	52,169	(68,893)	1,314	74,334
Distributions from capital gains	29,935	487,974	—	—	78,065
Net change in unrealized appreciation (depreciation) of investments	44,594	(238,069)	215,179	26,121	471,937
Net increase (decrease) in net assets resulting from operations	75,995	271,791	134,957	27,823	721,727

Contract transactions
Contract purchase payments	140,951	13,488	14,527	43,319	88,045
Net transfers(1)	158,623	(214,312)	(58,799)	(1,344)	(131,592)
Transfers for policy loans	—	1,344	1,496	—	1,001
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(37)	(2,082)	(635)	(10)	(1,379)
Contract terminations:
Surrender benefits	(14,485)	(249,997)	(184,273)	(2,236)	(627,359)
Death benefits	—	(2,464)	(3,467)	—	(95,326)
Increase (decrease) from transactions	285,052	(454,023)	(231,151)	39,729	(766,610)
Increase (decrease) in net assets	361,047	(182,232)	(96,194)	67,552	(44,883)
Net assets at beginning of year	257,651	3,447,699	1,358,276	124,456	5,792,379
Net assets at end of year	$618,698	$3,265,467	$1,262,082	$192,008	$5,747,496

Accumulation unit activity
Units outstanding at beginning of year	215,910	1,135,529	354,790	112,498	1,323,535
Units purchased	233,365	4,762	4,248	34,990	63,720
Units redeemed	(14,433)	(150,335)	(65,856)	(2,662)	(276,829)
Units outstanding at end of year	434,842	989,956	293,182	144,826	1,110,426
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 74

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Operations
Investment income (loss) — net	$(37,415)	$(12,967)	$991	$6,419	$(866)
Net realized gain (loss) on sales of investments	(195,729)	115,759	7,098	477	2,463
Distributions from capital gains	—	68,459	38,190	—	6,952
Net change in unrealized appreciation (depreciation) of investments	808,840	(42,730)	38,065	6,038	22,473
Net increase (decrease) in net assets resulting from operations	575,696	128,521	84,344	12,934	31,022

Contract transactions
Contract purchase payments	207,279	2,700	13,893	220,864	—
Net transfers(1)	(135,171)	(149,365)	(5,466)	(38,581)	(16,971)
Transfers for policy loans	2,178	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,417)	(305)	(109)	—	—
Contract terminations:
Surrender benefits	(405,333)	(171,718)	(130,605)	(1,467)	(3,653)
Death benefits	(32,818)	—	(5,050)	—	—
Increase (decrease) from transactions	(365,282)	(318,688)	(127,337)	180,816	(20,624)
Increase (decrease) in net assets	210,414	(190,167)	(42,993)	193,750	10,398
Net assets at beginning of year	5,245,554	1,384,116	613,386	122,451	143,758
Net assets at end of year	$5,455,968	$1,193,949	$570,393	$316,201	$154,156

Accumulation unit activity
Units outstanding at beginning of year	1,016,916	289,983	359,443	108,132	144,236
Units purchased	51,992	1,555	29,859	195,067	—
Units redeemed	(114,814)	(69,263)	(100,482)	(42,012)	(18,636)
Units outstanding at end of year	954,094	222,275	288,820	261,187	125,600
See accompanying notes to financial statements.
 75 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$91,105	$8,473	$259,158	$(14,259)	$(3,508)
Net realized gain (loss) on sales of investments	(41,792)	(3,727)	(127,184)	7,594	27,864
Distributions from capital gains	—	—	—	105,193	25,742
Net change in unrealized appreciation (depreciation) of investments	271,576	43,062	511,919	83,735	81,645
Net increase (decrease) in net assets resulting from operations	320,889	47,808	643,893	182,263	131,743

Contract transactions
Contract purchase payments	9,146	50	647,300	109,610	5,215
Net transfers(1)	(25,654)	(896)	704,422	94,208	17,929
Transfers for policy loans	—	—	107	679	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(331)
Contract charges	(3,137)	(111)	(408)	(911)	(254)
Contract terminations:
Surrender benefits	(292,963)	(44,692)	(594,586)	(180,734)	(103,673)
Death benefits	(26,970)	(2,411)	(295,002)	(18,249)	(10,494)
Increase (decrease) from transactions	(339,578)	(48,060)	461,833	4,603	(91,608)
Increase (decrease) in net assets	(18,689)	(252)	1,105,726	186,866	40,135
Net assets at beginning of year	2,629,293	267,426	8,110,997	1,300,019	388,671
Net assets at end of year	$2,610,604	$267,174	$9,216,723	$1,486,885	$428,806

Accumulation unit activity
Units outstanding at beginning of year	1,347,356	173,771	7,862,348	456,283	170,948
Units purchased	10,060	3,212	1,540,549	133,723	10,779
Units redeemed	(175,293)	(33,228)	(1,114,675)	(56,779)	(44,370)
Units outstanding at end of year	1,182,123	143,755	8,288,222	533,227	137,357
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 76

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$51	$3,042	$(251)	$(28,191)	$(648)
Net realized gain (loss) on sales of investments	2,551	18,551	27	201,201	23,434
Distributions from capital gains	1,288	98,434	3,305	825,434	84,618
Net change in unrealized appreciation (depreciation) of investments	38,301	158,961	(2,684)	(315,399)	(61,906)
Net increase (decrease) in net assets resulting from operations	42,191	278,988	397	683,045	45,498

Contract transactions
Contract purchase payments	41,498	395,061	—	14,312	4,480
Net transfers(1)	(3,915)	14,838	1,385	(22,122)	(85,330)
Transfers for policy loans	(2,445)	—	—	4,086	1,236
Adjustments to net assets allocated to contracts in payment period	—	—	—	(5,655)	—
Contract charges	(16)	(56)	—	(2,231)	(221)
Contract terminations:
Surrender benefits	(11,018)	(60,439)	(85)	(598,628)	(57,263)
Death benefits	—	—	—	(26,151)	—
Increase (decrease) from transactions	24,104	349,404	1,300	(636,389)	(137,098)
Increase (decrease) in net assets	66,295	628,392	1,697	46,656	(91,600)
Net assets at beginning of year	136,114	1,247,964	23,758	7,499,054	743,277
Net assets at end of year	$202,409	$1,876,356	$25,455	$7,545,710	$651,677

Accumulation unit activity
Units outstanding at beginning of year	109,108	920,394	17,638	1,052,473	125,429
Units purchased	26,244	299,657	1,120	2,609	1,003
Units redeemed	(13,489)	(58,321)	—	(88,700)	(25,086)
Units outstanding at end of year	121,863	1,161,730	18,758	966,382	101,346
See accompanying notes to financial statements.
 77 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(2,866)	$(11,764)	$7,169	$5,117	$(417,125)
Net realized gain (loss) on sales of investments	(2,091)	(62,495)	18,336	280,733	2,930,793
Distributions from capital gains	49,864	—	39,142	—	—
Net change in unrealized appreciation (depreciation) of investments	(10,914)	222,481	93,413	1,543,517	3,689,266
Net increase (decrease) in net assets resulting from operations	33,993	148,222	158,060	1,829,367	6,202,934

Contract transactions
Contract purchase payments	1,860	4,514	310	200,928	2,485,759
Net transfers(1)	—	(54,110)	249	30,555	(1,003,036)
Transfers for policy loans	—	—	—	—	(23,273)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(118)	(62)	(107)	(97)	(104,969)
Contract terminations:
Surrender benefits	(46,226)	(92,785)	(74,807)	(176,777)	(3,341,989)
Death benefits	—	(36,961)	(577)	(28,281)	(398,847)
Increase (decrease) from transactions	(44,484)	(179,404)	(74,932)	26,328	(2,386,355)
Increase (decrease) in net assets	(10,491)	(31,182)	83,128	1,855,695	3,816,579
Net assets at beginning of year	346,120	1,108,392	498,993	1,145,570	40,689,122
Net assets at end of year	$335,629	$1,077,210	$582,121	$3,001,265	$44,505,701

Accumulation unit activity
Units outstanding at beginning of year	62,284	1,535,370	129,203	939,152	14,846,092
Units purchased	325	64,657	195	250,776	1,350,382
Units redeemed	(9,117)	(298,118)	(16,270)	(248,008)	(2,254,686)
Units outstanding at end of year	53,492	1,301,909	113,128	941,920	13,941,788
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 78

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(338,582)	$(246,801)	$(193,695)	$(322,758)	$(95,896)
Net realized gain (loss) on sales of investments	3,944,431	680,376	807,204	1,314,785	413,369
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,015,880	1,648,809	1,017,576	1,600,981	708,411
Net increase (decrease) in net assets resulting from operations	5,621,729	2,082,384	1,631,085	2,593,008	1,025,884

Contract transactions
Contract purchase payments	545,187	282,956	50,176	—	42,990
Net transfers(1)	(1,759,020)	2,112,180	1,777,607	(126,169)	217,416
Transfers for policy loans	21,153	1,951	(17,677)	—	—
Adjustments to net assets allocated to contracts in payment period	—	109,269	—	—	—
Contract charges	(180,435)	(229,096)	(134,269)	(481,708)	(148,985)
Contract terminations:
Surrender benefits	(3,671,359)	(2,925,448)	(2,365,794)	(4,055,338)	(1,237,912)
Death benefits	(713,301)	(447,216)	(921,454)	(174,740)	—
Increase (decrease) from transactions	(5,757,775)	(1,095,404)	(1,611,411)	(4,837,955)	(1,126,491)
Increase (decrease) in net assets	(136,046)	986,980	19,674	(2,244,947)	(100,607)
Net assets at beginning of year	36,645,386	23,058,816	19,723,575	33,561,679	9,351,326
Net assets at end of year	$36,509,340	$24,045,796	$19,743,249	$31,316,732	$9,250,719

Accumulation unit activity
Units outstanding at beginning of year	13,176,502	16,732,851	14,260,219	22,937,837	7,273,844
Units purchased	204,114	1,752,207	1,491,220	341,085	216,220
Units redeemed	(2,121,163)	(2,563,103)	(2,685,059)	(3,552,672)	(1,012,643)
Units outstanding at end of year	11,259,453	15,921,955	13,066,380	19,726,250	6,477,421
See accompanying notes to financial statements.
 79 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(733,225)	$(306,694)	$(5,808,690)	$(7,985,105)	$(1,581,958)
Net realized gain (loss) on sales of investments	3,556,661	1,290,455	35,787,130	49,893,062	13,472,362
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,968,826	1,297,631	45,085,429	44,909,207	9,279,350
Net increase (decrease) in net assets resulting from operations	6,792,262	2,281,392	75,063,869	86,817,164	21,169,754

Contract transactions
Contract purchase payments	182,004	84,461	2,010,652	2,220,279	10,527,731
Net transfers(1)	858,745	2,336,804	(5,919,090)	(2,388,285)	(9,843,405)
Transfers for policy loans	—	—	8,678	(12,616)	(44,528)
Adjustments to net assets allocated to contracts in payment period	42,670	—	(592)	183,357	(21,722)
Contract charges	(1,020,315)	(449,666)	(8,188,243)	(11,069,186)	(479,160)
Contract terminations:
Surrender benefits	(8,534,872)	(3,351,557)	(53,711,197)	(88,041,486)	(15,284,037)
Death benefits	(1,790,726)	(664,344)	(6,879,658)	(10,357,721)	(788,369)
Increase (decrease) from transactions	(10,262,494)	(2,044,302)	(72,679,450)	(109,465,658)	(15,933,490)
Increase (decrease) in net assets	(3,470,232)	237,090	2,384,419	(22,648,494)	5,236,264
Net assets at beginning of year	73,922,484	31,134,295	588,196,978	798,509,897	153,248,694
Net assets at end of year	$70,452,252	$31,371,385	$590,581,397	$775,861,403	$158,484,958

Accumulation unit activity
Units outstanding at beginning of year	55,074,881	26,351,201	342,064,988	494,609,710	65,233,343
Units purchased	3,536,090	3,464,694	11,885,007	21,543,869	5,002,580
Units redeemed	(10,954,897)	(5,291,145)	(52,076,053)	(87,835,004)	(11,289,815)
Units outstanding at end of year	47,656,074	24,524,750	301,873,942	428,318,575	58,946,108
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 80

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(798,644)	$(610,892)	$(460,724)	$(4,288,693)	$(2,867,804)
Net realized gain (loss) on sales of investments	5,473,495	3,280,681	3,072,052	22,949,459	22,629,863
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,785,986	3,457,963	2,383,496	31,536,588	16,125,686
Net increase (decrease) in net assets resulting from operations	11,460,837	6,127,752	4,994,824	50,197,354	35,887,745

Contract transactions
Contract purchase payments	1,038,865	1,490,133	62,591	8,218,309	470,616
Net transfers(1)	(1,654,156)	785,313	1,101,056	11,290,185	(214,912)
Transfers for policy loans	82,349	3,885	—	(17,476)	55,650
Adjustments to net assets allocated to contracts in payment period	—	39,540	—	(39,312)	—
Contract charges	(377,950)	(497,111)	(290,508)	(3,664,844)	(2,034,122)
Contract terminations:
Surrender benefits	(6,596,253)	(6,924,619)	(5,029,617)	(38,079,326)	(30,488,239)
Death benefits	(270,898)	(1,038,803)	(1,480,006)	(7,914,656)	(4,908,818)
Increase (decrease) from transactions	(7,778,043)	(6,141,662)	(5,636,484)	(30,207,120)	(37,119,825)
Increase (decrease) in net assets	3,682,794	(13,910)	(641,660)	19,990,234	(1,232,080)
Net assets at beginning of year	83,664,794	59,422,056	47,807,087	412,750,301	302,511,080
Net assets at end of year	$87,347,588	$59,408,146	$47,165,427	$432,740,535	$301,279,000

Accumulation unit activity
Units outstanding at beginning of year	35,191,178	35,894,991	28,573,593	205,565,888	149,082,238
Units purchased	443,472	2,227,903	713,745	10,545,721	780,480
Units redeemed	(3,573,879)	(5,890,614)	(3,882,616)	(24,831,644)	(18,160,002)
Units outstanding at end of year	32,060,771	32,232,280	25,404,722	191,279,965	131,702,716
See accompanying notes to financial statements.
 81 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$65,544	$(8,124)	$(11,014)	$2,236	$(14,876)
Net realized gain (loss) on sales of investments	(16,608)	50,061	188,281	35,729	9,720
Distributions from capital gains	—	—	—	98,845	19,915
Net change in unrealized appreciation (depreciation) of investments	46,133	60,353	(44,504)	322,387	356,228
Net increase (decrease) in net assets resulting from operations	95,069	102,290	132,763	459,197	370,987

Contract transactions
Contract purchase payments	26,620	18,010	3,269	415,023	32,686
Net transfers(1)	130,647	(871)	(50,001)	16,590	8,473
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	20,094	—
Contract charges	(5,522)	(40)	(2,617)	(1,057)	(1,215)
Contract terminations:
Surrender benefits	(121,898)	(75,934)	(148,328)	(144,289)	(160,073)
Death benefits	(29,192)	—	(22,004)	(68,021)	(14,887)
Increase (decrease) from transactions	655	(58,835)	(219,681)	238,340	(135,016)
Increase (decrease) in net assets	95,724	43,455	(86,918)	697,537	235,971
Net assets at beginning of year	1,535,834	902,960	1,240,453	1,801,737	2,321,617
Net assets at end of year	$1,631,558	$946,415	$1,153,535	$2,499,274	$2,557,588

Accumulation unit activity
Units outstanding at beginning of year	1,358,315	324,123	316,881	1,055,962	1,357,917
Units purchased	134,652	8,427	2,417	318,187	63,464
Units redeemed	(135,338)	(20,319)	(56,210)	(196,722)	(134,576)
Units outstanding at end of year	1,357,629	312,231	263,088	1,177,427	1,286,805
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 82

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$23,171	$(16,129)	$(8,877)	$(20,964)	$(256,613)
Net realized gain (loss) on sales of investments	72,834	139,852	39,616	188,741	651,313
Distributions from capital gains	3,570	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	331,315	(42,627)	16,178	(27,602)	1,509,495
Net increase (decrease) in net assets resulting from operations	430,890	81,096	46,917	140,175	1,904,195

Contract transactions
Contract purchase payments	117,379	38,874	28,792	25,549	—
Net transfers(1)	(185,463)	(7,355)	38,574	5,808	(491,500)
Transfers for policy loans	—	—	—	2,222	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(734)	(5,112)	(2,724)	(4,849)	(258,061)
Contract terminations:
Surrender benefits	(90,023)	(450,352)	(117,421)	(231,628)	(2,031,095)
Death benefits	(17,303)	(15,813)	(6,122)	(47,723)	(57,982)
Increase (decrease) from transactions	(176,144)	(439,758)	(58,901)	(250,621)	(2,838,638)
Increase (decrease) in net assets	254,746	(358,662)	(11,984)	(110,446)	(934,443)
Net assets at beginning of year	1,432,237	1,780,526	896,151	2,511,119	25,204,233
Net assets at end of year	$1,686,983	$1,421,864	$884,167	$2,400,673	$24,269,790

Accumulation unit activity
Units outstanding at beginning of year	1,012,721	564,726	338,917	616,818	18,890,960
Units purchased	68,892	34,072	40,149	15,761	40,434
Units redeemed	(190,386)	(176,285)	(64,174)	(86,420)	(2,108,830)
Units outstanding at end of year	891,227	422,513	314,892	546,159	16,822,564
See accompanying notes to financial statements.
 83 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(2,670,010)	$(1,444,225)	$34,403
Net realized gain (loss) on sales of investments	11,208,714	4,431,824	(4,575)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,829,992	9,253,135	20,194
Net increase (decrease) in net assets resulting from operations	25,368,696	12,240,734	50,022

Contract transactions
Contract purchase payments	636,552	946,659	82,772
Net transfers(1)	491,508	(46,234)	43,544
Transfers for policy loans	—	—	—
Adjustments to net assets allocated to contracts in payment period	(1,062)	(877)	—
Contract charges	(4,101,475)	(1,822,284)	(25)
Contract terminations:
Surrender benefits	(21,002,923)	(8,037,890)	(38,995)
Death benefits	(916,132)	(1,618,694)	(5,899)
Increase (decrease) from transactions	(24,893,532)	(10,579,320)	81,397
Increase (decrease) in net assets	475,164	1,661,414	131,419
Net assets at beginning of year	267,540,025	141,194,528	531,832
Net assets at end of year	$268,015,189	$142,855,942	$663,251

Accumulation unit activity
Units outstanding at beginning of year	152,313,045	91,751,959	426,553
Units purchased	3,931,813	1,766,233	134,811
Units redeemed	(17,554,730)	(8,375,144)	(74,485)
Units outstanding at end of year	138,690,128	85,143,048	486,879

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 84

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(1,240)	$50,530	$(130,086)	$17,074	$(4,533)
Net realized gain (loss) on sales of investments	(20,143)	32,105	426,687	150,550	12,664
Distributions from capital gains	—	—	536,601	169,781	1,353
Net change in unrealized appreciation (depreciation) of investments	82,517	68,081	1,598,152	214,078	1,829
Net increase (decrease) in net assets resulting from operations	61,134	150,716	2,431,354	551,483	11,313

Contract transactions
Contract purchase payments	19,259	68,235	1,651,767	22,224	4,297
Net transfers(1)	(1,011)	17,515	(528,815)	(110,453)	143,236
Transfers for policy loans	5,753	(2,144)	1,242	12,541	1,322
Adjustments to net assets allocated to contracts in payment period	—	(553)	(12,138)	—	—
Contract charges	(182)	(4,561)	(1,850)	(2,430)	(433)
Contract terminations:
Surrender benefits	(106,453)	(454,511)	(768,646)	(539,317)	(35,291)
Death benefits	—	(21,461)	(52,961)	(162,979)	(3,762)
Increase (decrease) from transactions	(82,634)	(397,480)	288,599	(780,414)	109,369
Increase (decrease) in net assets	(21,500)	(246,764)	2,719,953	(228,931)	120,682
Net assets at beginning of year	714,329	3,634,482	10,229,156	4,743,634	447,989
Net assets at end of year	$692,829	$3,387,718	$12,949,109	$4,514,703	$568,671

Accumulation unit activity
Units outstanding at beginning of year	548,802	2,181,158	1,824,422	1,281,867	148,617
Units purchased	17,847	60,892	470,735	20,106	46,570
Units redeemed	(80,276)	(284,856)	(404,641)	(206,622)	(13,530)
Units outstanding at end of year	486,373	1,957,194	1,890,516	1,095,351	181,657
See accompanying notes to financial statements.
 85 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$11,083	$(25,606)	$(44,157)	$55,651	$1,659
Net realized gain (loss) on sales of investments	78,771	21,805	(104,648)	290,381	2,447
Distributions from capital gains	145,276	286,964	—	64,109	—
Net change in unrealized appreciation (depreciation) of investments	77,427	84,922	871,841	353,918	28,418
Net increase (decrease) in net assets resulting from operations	312,557	368,085	723,036	764,059	32,524

Contract transactions
Contract purchase payments	31,317	72,393	84,383	95,301	44,012
Net transfers(1)	18,527	161,603	36,849	(305,628)	5,042
Transfers for policy loans	82	(53)	669	254	—
Adjustments to net assets allocated to contracts in payment period	—	(8,396)	—	—	—
Contract charges	(1,325)	(688)	(1,408)	(520)	(13)
Contract terminations:
Surrender benefits	(476,527)	(177,020)	(489,045)	(323,569)	(10,989)
Death benefits	—	(6,216)	(41,960)	(6,011)	—
Increase (decrease) from transactions	(427,926)	41,623	(410,512)	(540,173)	38,052
Increase (decrease) in net assets	(115,369)	409,708	312,524	223,886	70,576
Net assets at beginning of year	2,385,922	2,553,302	4,170,139	2,021,816	293,185
Net assets at end of year	$2,270,553	$2,963,010	$4,482,663	$2,245,702	$363,761

Accumulation unit activity
Units outstanding at beginning of year	670,071	501,968	1,054,076	1,617,247	258,154
Units purchased	38,553	47,527	53,117	91,752	40,970
Units redeemed	(146,096)	(44,378)	(141,018)	(422,820)	(9,143)
Units outstanding at end of year	562,528	505,117	966,175	1,286,179	289,981
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 86

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(13,672)	$(527)	$3,887	$19,992	$(4,101)
Net realized gain (loss) on sales of investments	(62,653)	1,020	3,589	35,355	704
Distributions from capital gains	577,014	514	7,997	38,915	15,348
Net change in unrealized appreciation (depreciation) of investments	(3,796)	14,670	46,604	277,110	2,390
Net increase (decrease) in net assets resulting from operations	496,893	15,677	62,077	371,372	14,341

Contract transactions
Contract purchase payments	334,178	5,948	20,171	6,032	10,979
Net transfers(1)	357,798	(1,825)	87,024	53,956	(25,397)
Transfers for policy loans	(50,888)	—	—	950	(4,073)
Adjustments to net assets allocated to contracts in payment period	(14,801)	—	—	—	—
Contract charges	(1,008)	—	(27)	(643)	(259)
Contract terminations:
Surrender benefits	(488,508)	(2,085)	(15,346)	(78,301)	(3,493)
Death benefits	(21,843)	—	—	(2,178)	(8,616)
Increase (decrease) from transactions	114,928	2,038	91,822	(20,184)	(30,859)
Increase (decrease) in net assets	611,821	17,715	153,899	351,188	(16,518)
Net assets at beginning of year	6,170,764	64,422	314,805	1,948,989	471,751
Net assets at end of year	$6,782,585	$82,137	$468,704	$2,300,177	$455,233

Accumulation unit activity
Units outstanding at beginning of year	3,690,319	54,649	287,754	741,769	132,735
Units purchased	525,626	4,858	89,024	31,854	3,423
Units redeemed	(410,584)	(2,722)	(12,562)	(33,854)	(12,778)
Units outstanding at end of year	3,805,361	56,785	364,216	739,769	123,380
See accompanying notes to financial statements.
 87 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$(74,812)	$24,057	$(171,301)	$(567,114)	$14,425
Net realized gain (loss) on sales of investments	(562,819)	(252,939)	165,929	3,111,475	(41,213)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,684,223	(225,531)	1,835,029	3,931,282	62,300
Net increase (decrease) in net assets resulting from operations	1,046,592	(454,413)	1,829,657	6,475,643	35,512

Contract transactions
Contract purchase payments	66,690	100,771	4,471,861	610,992	31,031
Net transfers(1)	(191,560)	(265,767)	83,492	2,032,130	(13,549)
Transfers for policy loans	5,409	2,438	(7,805)	(31,856)	—
Adjustments to net assets allocated to contracts in payment period	(1,759)	(1,807)	—	(21,749)	—
Contract charges	(6,750)	(5,173)	(42,055)	(12,899)	(146)
Contract terminations:
Surrender benefits	(1,098,205)	(609,328)	(551,740)	(5,298,819)	(88,431)
Death benefits	(74,879)	(33,577)	(167,715)	(844,754)	—
Increase (decrease) from transactions	(1,301,054)	(812,443)	3,786,038	(3,566,955)	(71,095)
Increase (decrease) in net assets	(254,462)	(1,266,856)	5,615,695	2,908,688	(35,583)
Net assets at beginning of year	8,405,680	5,634,252	12,875,516	49,684,729	658,204
Net assets at end of year	$8,151,218	$4,367,396	$18,491,211	$52,593,417	$622,621

Accumulation unit activity
Units outstanding at beginning of year	1,691,056	1,882,847	12,308,097	16,441,526	870,342
Units purchased	23,131	55,579	4,020,375	1,160,799	76,196
Units redeemed	(264,531)	(297,032)	(691,497)	(2,201,659)	(169,941)
Units outstanding at end of year	1,449,656	1,641,394	15,636,975	15,400,666	776,597
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 88

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(72,886)	$21,344	$58,396	$(36,172)	$(217,376)
Net realized gain (loss) on sales of investments	646,005	(8,428)	(94,263)	349,662	1,390,912
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	726,406	11,648	92,201	389,132	3,077,812
Net increase (decrease) in net assets resulting from operations	1,299,525	24,564	56,334	702,622	4,251,348

Contract transactions
Contract purchase payments	648,337	113,715	25,191	133,028	95,493
Net transfers(1)	72,438	47,997	192,914	81,339	(153,041)
Transfers for policy loans	(15,006)	—	(190)	1,849	(2,455)
Adjustments to net assets allocated to contracts in payment period	—	—	(66)	—	(20,021)
Contract charges	(678)	(128)	(4,992)	(2,067)	(13,263)
Contract terminations:
Surrender benefits	(710,994)	(51,821)	(191,251)	(363,537)	(1,330,985)
Death benefits	(213,033)	(7,751)	(143,928)	(29,950)	(148,352)
Increase (decrease) from transactions	(218,936)	102,012	(122,322)	(179,338)	(1,572,624)
Increase (decrease) in net assets	1,080,589	126,576	(65,988)	523,284	2,678,724
Net assets at beginning of year	6,034,466	1,090,791	2,469,210	3,181,537	17,906,251
Net assets at end of year	$7,115,055	$1,217,367	$2,403,222	$3,704,821	$20,584,975

Accumulation unit activity
Units outstanding at beginning of year	1,860,137	1,150,482	1,623,472	678,151	4,412,270
Units purchased	261,255	166,909	135,278	107,115	25,908
Units redeemed	(323,381)	(62,018)	(230,445)	(148,368)	(359,247)
Units outstanding at end of year	1,798,011	1,255,373	1,528,305	636,898	4,078,931
See accompanying notes to financial statements.
 89 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(71,952)	$(208,264)	$(354)	$5,697	$40,353
Net realized gain (loss) on sales of investments	287,121	1,589,009	(172,753)	(235,437)	(33,623)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	598,487	1,372,666	285,176	405,952	45,171
Net increase (decrease) in net assets resulting from operations	813,656	2,753,411	112,069	176,212	51,901

Contract transactions
Contract purchase payments	790,027	202,767	112,632	50,082	7,919
Net transfers(1)	196,190	371,403	(21,589)	7,840	(60,384)
Transfers for policy loans	599	12,219	—	7,187	—
Adjustments to net assets allocated to contracts in payment period	—	(11,604)	—	(1,100)	—
Contract charges	(7,957)	(11,795)	(3,284)	(4,928)	(61)
Contract terminations:
Surrender benefits	(640,061)	(1,633,362)	(193,760)	(412,682)	(76,712)
Death benefits	(38,072)	(422,983)	—	(184,998)	—
Increase (decrease) from transactions	300,726	(1,493,355)	(106,001)	(538,599)	(129,238)
Increase (decrease) in net assets	1,114,382	1,260,056	6,068	(362,387)	(77,337)
Net assets at beginning of year	5,830,278	19,916,112	2,565,820	4,052,503	1,084,456
Net assets at end of year	$6,944,660	$21,176,168	$2,571,888	$3,690,116	$1,007,119

Accumulation unit activity
Units outstanding at beginning of year	1,943,382	5,005,618	2,046,111	1,651,637	1,068,129
Units purchased	374,923	160,878	105,700	47,028	43,688
Units redeemed	(280,642)	(484,165)	(188,171)	(286,606)	(168,831)
Units outstanding at end of year	2,037,663	4,682,331	1,963,640	1,412,059	942,986
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 90

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$599,737	$305,996	$232,849	$241,156	$165,451
Net realized gain (loss) on sales of investments	1	6	(22,385)	(51,478)	(78,522)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1)	(7)	64,073	102,489	83,610
Net increase (decrease) in net assets resulting from operations	599,737	305,995	274,537	292,167	170,539

Contract transactions
Contract purchase payments	1,628,167	389,712	970,576	31,591	399,887
Net transfers(1)	(1,903,839)	1,525,090	231,151	51,035	(19,748)
Transfers for policy loans	(27,788)	3,770	(4,938)	754	4,760
Adjustments to net assets allocated to contracts in payment period	—	13,389	—	(3,228)	—
Contract charges	(5,645)	(6,207)	(2,002)	(2,213)	(991)
Contract terminations:
Surrender benefits	(2,254,535)	(1,102,445)	(373,658)	(549,390)	(377,975)
Death benefits	(139,364)	(53,548)	—	(51,079)	(22,102)
Increase (decrease) from transactions	(2,703,004)	769,761	821,129	(522,530)	(16,169)
Increase (decrease) in net assets	(2,103,267)	1,075,756	1,095,666	(230,363)	154,370
Net assets at beginning of year	16,428,229	7,554,899	4,478,505	5,298,350	3,757,141
Net assets at end of year	$14,324,962	$8,630,655	$5,574,171	$5,067,987	$3,911,511

Accumulation unit activity
Units outstanding at beginning of year	16,946,114	6,988,743	2,523,962	1,734,598	2,123,991
Units purchased	5,146,890	1,760,059	771,839	34,528	280,613
Units redeemed	(7,484,441)	(1,093,727)	(319,253)	(206,637)	(294,845)
Units outstanding at end of year	14,608,563	7,655,075	2,976,548	1,562,489	2,109,759
See accompanying notes to financial statements.
 91 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$195,777	$233,181	$401,100	$(97,177)	$(40,680)
Net realized gain (loss) on sales of investments	(182,322)	(99,367)	(266,886)	566,466	545,130
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	192,171	(89,516)	(33,702)	1,827,279	716,195
Net increase (decrease) in net assets resulting from operations	205,626	44,298	100,512	2,296,568	1,220,645

Contract transactions
Contract purchase payments	33,706	840,263	60,981	836,728	74,306
Net transfers(1)	421,952	273,479	456,641	210,772	33,542
Transfers for policy loans	(1,872)	9,156	7,212	67	(2,978)
Adjustments to net assets allocated to contracts in payment period	(1,604)	—	(4,196)	—	—
Contract charges	(6,922)	(14,884)	(16,784)	(13,906)	(4,219)
Contract terminations:
Surrender benefits	(417,435)	(332,240)	(726,134)	(454,611)	(631,661)
Death benefits	(268,832)	(41,553)	(349,175)	(327,429)	(33,187)
Increase (decrease) from transactions	(241,007)	734,221	(571,455)	251,621	(564,197)
Increase (decrease) in net assets	(35,381)	778,519	(470,943)	2,548,189	656,448
Net assets at beginning of year	4,263,405	6,040,721	10,923,998	7,517,940	4,309,905
Net assets at end of year	$4,228,024	$6,819,240	$10,453,055	$10,066,129	$4,966,353

Accumulation unit activity
Units outstanding at beginning of year	1,787,666	5,019,940	6,273,479	1,465,047	1,468,438
Units purchased	196,760	1,242,815	295,236	225,348	41,152
Units redeemed	(290,509)	(634,034)	(615,672)	(176,292)	(219,954)
Units outstanding at end of year	1,693,917	5,628,721	5,953,043	1,514,103	1,289,636
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 92

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$(323,023)	$(833,501)	$91,675	$40,786	$37,672
Net realized gain (loss) on sales of investments	452,102	6,300,521	(5,687)	(64,595)	374
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,745,357	11,563,816	42,653	(35,993)	(27,486)
Net increase (decrease) in net assets resulting from operations	5,874,436	17,030,836	128,641	(59,802)	10,560

Contract transactions
Contract purchase payments	15,870,486	3,134,760	283,915	174,512	617,841
Net transfers(1)	1,443,557	1,556,226	106,506	(287,861)	91,606
Transfers for policy loans	(92,814)	(10,893)	—	634	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(49,809)	(18,884)	(8,123)	(244)	(898)
Contract terminations:
Surrender benefits	(1,491,461)	(9,997,992)	(338,927)	(34,527)	(38,641)
Death benefits	(190,482)	(319,098)	(199,404)	—	(13,150)
Increase (decrease) from transactions	15,489,477	(5,655,881)	(156,033)	(147,486)	656,758
Increase (decrease) in net assets	21,363,913	11,374,955	(27,392)	(207,288)	667,318
Net assets at beginning of year	20,353,028	73,880,087	3,846,560	1,387,529	1,091,693
Net assets at end of year	$41,716,941	$85,255,042	$3,819,168	$1,180,241	$1,759,011

Accumulation unit activity
Units outstanding at beginning of year	17,793,877	18,550,688	3,415,010	1,358,851	602,798
Units purchased	17,831,407	1,080,285	436,066	483,064	412,453
Units redeemed	(5,948,429)	(2,363,652)	(575,120)	(612,251)	(40,307)
Units outstanding at end of year	29,676,855	17,267,321	3,275,956	1,229,664	974,944
See accompanying notes to financial statements.
 93 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$94,261	$(8,610)	$(6,057)	$(48,717)	$(8,015)
Net realized gain (loss) on sales of investments	26,299	4,516	5,660	130,040	63,653
Distributions from capital gains	—	69,638	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(50,003)	125,356	99,123	384,405	29,728
Net increase (decrease) in net assets resulting from operations	70,557	190,900	98,726	465,728	85,366

Contract transactions
Contract purchase payments	23,754	567,702	458,799	420,224	10,869
Net transfers(1)	(4,605)	(1,833)	3,429	188,866	105,874
Transfers for policy loans	1,461	—	—	36	81
Adjustments to net assets allocated to contracts in payment period	(2,259)	—	—	—	—
Contract charges	(1,249)	(8)	—	(14,981)	(599)
Contract terminations:
Surrender benefits	(254,583)	(1,735)	(1,902)	(191,131)	(131,804)
Death benefits	(53,933)	(8,409)	—	(16,261)	—
Increase (decrease) from transactions	(291,414)	555,717	460,326	386,753	(15,579)
Increase (decrease) in net assets	(220,857)	746,617	559,052	852,481	69,787
Net assets at beginning of year	2,949,760	536,914	228,051	3,905,366	793,494
Net assets at end of year	$2,728,903	$1,283,531	$787,103	$4,757,847	$863,281

Accumulation unit activity
Units outstanding at beginning of year	1,571,357	435,692	195,723	1,238,567	224,008
Units purchased	26,399	411,226	373,049	370,727	41,365
Units redeemed	(175,630)	(13,324)	(15,778)	(272,450)	(47,179)
Units outstanding at end of year	1,422,126	833,594	552,994	1,336,844	218,194
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 94

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(30,420)	$(42,130)	$(33,731)	$(15,961)	$(16,237)
Net realized gain (loss) on sales of investments	64,837	197,492	150,191	278,297	46,250
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	515,991	588,868	202,284	(73,108)	141,804
Net increase (decrease) in net assets resulting from operations	550,408	744,230	318,744	189,228	171,817

Contract transactions
Contract purchase payments	262,867	91,288	125,352	19,630	30,735
Net transfers(1)	(31,212)	202,125	201,631	(54,400)	(33,291)
Transfers for policy loans	—	(1,895)	—	(5,451)	—
Adjustments to net assets allocated to contracts in payment period	—	(1,503)	—	—	—
Contract charges	(6,170)	(1,046)	(5,372)	(1,244)	(2,137)
Contract terminations:
Surrender benefits	(82,988)	(165,811)	(309,365)	(330,613)	(46,744)
Death benefits	(35,981)	(35,551)	(12,466)	(21,932)	(5,906)
Increase (decrease) from transactions	106,516	87,607	(220)	(394,010)	(57,343)
Increase (decrease) in net assets	656,924	831,837	318,524	(204,782)	114,474
Net assets at beginning of year	2,408,592	3,329,147	2,768,446	1,705,627	1,392,463
Net assets at end of year	$3,065,516	$4,160,984	$3,086,970	$1,500,845	$1,506,937

Accumulation unit activity
Units outstanding at beginning of year	731,105	973,707	793,023	460,182	511,122
Units purchased	74,112	81,039	106,725	7,709	116,578
Units redeemed	(43,054)	(71,900)	(107,060)	(97,772)	(134,399)
Units outstanding at end of year	762,163	982,846	792,688	370,119	493,301
See accompanying notes to financial statements.
 95 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(12,502)	$(478)	$161,714	$91,562	$45,850
Net realized gain (loss) on sales of investments	104,100	163	(58,937)	(29,595)	(63,118)
Distributions from capital gains	—	4,068	—	—	—
Net change in unrealized appreciation (depreciation) of investments	80,094	3,739	45,843	111,883	29,226
Net increase (decrease) in net assets resulting from operations	171,692	7,492	148,620	173,850	11,958

Contract transactions
Contract purchase payments	23,548	38,188	1,075,923	3,767,471	18,652
Net transfers(1)	35,658	124,210	562,074	(2,478,160)	(14,018)
Transfers for policy loans	591	—	(1,283)	—	1,747
Adjustments to net assets allocated to contracts in payment period	(373)	—	—	—	—
Contract charges	(664)	(7)	(415)	(3,794)	(1,871)
Contract terminations:
Surrender benefits	(186,561)	(921)	(346,995)	(82,732)	(271,833)
Death benefits	(3,970)	(7,751)	(45,154)	(3,923)	(81,434)
Increase (decrease) from transactions	(131,771)	153,719	1,244,150	1,198,862	(348,757)
Increase (decrease) in net assets	39,921	161,211	1,392,770	1,372,712	(336,799)
Net assets at beginning of year	1,419,055	30,030	4,011,703	1,369,764	2,161,063
Net assets at end of year	$1,458,976	$191,241	$5,404,473	$2,742,476	$1,824,264

Accumulation unit activity
Units outstanding at beginning of year	378,726	24,219	3,224,170	1,364,566	1,700,722
Units purchased	16,655	131,969	1,864,752	5,367,688	20,715
Units redeemed	(46,020)	(7,323)	(880,730)	(4,032,118)	(292,716)
Units outstanding at end of year	349,361	148,865	4,208,192	2,700,136	1,428,721
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 96

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Operations
Investment income (loss) — net	$9,428	$46,949	$9,514	$23,181	$14,838
Net realized gain (loss) on sales of investments	(45,319)	(16,345)	(68,321)	(132,419)	(39,825)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	52,793	(23,989)	27,634	65,001	118,128
Net increase (decrease) in net assets resulting from operations	16,902	6,615	(31,173)	(44,237)	93,141

Contract transactions
Contract purchase payments	16,006	16,619	25,871	23,406	41,785
Net transfers(1)	(425)	80,677	(8,923)	180,982	(60,648)
Transfers for policy loans	(1,225)	—	—	446	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(393)	(6,742)	(135)	(8,452)	(109)
Contract terminations:
Surrender benefits	(61,359)	(24,153)	(141,237)	(198,115)	(62,771)
Death benefits	(3,295)	—	(16,386)	(108,008)	(9,886)
Increase (decrease) from transactions	(50,691)	66,401	(140,810)	(109,741)	(91,629)
Increase (decrease) in net assets	(33,789)	73,016	(171,983)	(153,978)	1,512
Net assets at beginning of year	440,387	1,580,880	1,431,228	2,413,499	1,131,631
Net assets at end of year	$406,598	$1,653,896	$1,259,245	$2,259,521	$1,133,143

Accumulation unit activity
Units outstanding at beginning of year	709,269	1,399,907	1,195,683	1,665,163	524,729
Units purchased	41,384	118,057	42,077	142,258	17,655
Units redeemed	(119,072)	(60,793)	(159,864)	(218,069)	(60,801)
Units outstanding at end of year	631,581	1,457,171	1,077,896	1,589,352	481,583
See accompanying notes to financial statements.
 97 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(51,952)	$(32,967)	$(46,315)	$68,237	$(67,771)
Net realized gain (loss) on sales of investments	619,876	166,077	243,994	(4,974)	332,914
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	446,057	391,449	233,244	(57,283)	244,704
Net increase (decrease) in net assets resulting from operations	1,013,981	524,559	430,923	5,980	509,847

Contract transactions
Contract purchase payments	23,530	260,984	211,088	167,724	683,860
Net transfers(1)	(129,349)	66,273	136,256	(399,690)	(424,740)
Transfers for policy loans	833	27	(934)	—	(6,449)
Adjustments to net assets allocated to contracts in payment period	—	—	97	—	92
Contract charges	(4,903)	(1,099)	(1,300)	(6,348)	(4,021)
Contract terminations:
Surrender benefits	(626,993)	(190,705)	(306,927)	(37,909)	(381,226)
Death benefits	(118,258)	(15,277)	(401,694)	—	(54,564)
Increase (decrease) from transactions	(855,140)	120,203	(363,414)	(276,223)	(187,048)
Increase (decrease) in net assets	158,841	644,762	67,509	(270,243)	322,799
Net assets at beginning of year	5,252,785	2,611,800	4,162,716	2,224,510	6,128,825
Net assets at end of year	$5,411,626	$3,256,562	$4,230,225	$1,954,267	$6,451,624

Accumulation unit activity
Units outstanding at beginning of year	1,972,779	593,251	1,351,868	2,117,402	1,474,591
Units purchased	8,333	79,612	126,295	362,907	154,257
Units redeemed	(291,016)	(56,168)	(235,845)	(640,888)	(197,529)
Units outstanding at end of year	1,690,096	616,695	1,242,318	1,839,421	1,431,319
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 98

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$(9,555)	$(63,410)	$(13,773)	$(13,564)	$10,957
Net realized gain (loss) on sales of investments	104,504	256,778	98,199	32,218	2,126
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(16,566)	317,182	112,491	277,019	(17,400)
Net increase (decrease) in net assets resulting from operations	78,383	510,550	196,917	295,673	(4,317)

Contract transactions
Contract purchase payments	10,100	1,269,610	30,551	18,800	155,293
Net transfers(1)	35,631	273,493	(51,305)	(74,499)	121,333
Transfers for policy loans	1,237	(674)	—	(1,363)	365
Adjustments to net assets allocated to contracts in payment period	(1,517)	—	—	—	—
Contract charges	(730)	(1,396)	(921)	(1,111)	(27)
Contract terminations:
Surrender benefits	(205,421)	(281,007)	(73,715)	(100,078)	(23,187)
Death benefits	—	(60,127)	(12,225)	(38,729)	—
Increase (decrease) from transactions	(160,700)	1,199,899	(107,615)	(196,980)	253,777
Increase (decrease) in net assets	(82,317)	1,710,449	89,302	98,693	249,460
Net assets at beginning of year	1,055,484	4,911,732	1,272,171	1,262,646	352,347
Net assets at end of year	$973,167	$6,622,181	$1,361,473	$1,361,339	$601,807

Accumulation unit activity
Units outstanding at beginning of year	235,167	1,408,038	322,733	315,290	306,548
Units purchased	13,130	510,266	17,497	4,883	259,155
Units redeemed	(47,792)	(151,997)	(43,923)	(50,834)	(47,629)
Units outstanding at end of year	200,505	1,766,307	296,307	269,339	518,074
See accompanying notes to financial statements.
 99 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(20,145)	$2,699	$20,320	$370,688	$(492,760)
Net realized gain (loss) on sales of investments	36,053	6,567	(3,706)	(20,982)	3,311,139
Distributions from capital gains	401,689	16,194	559	—	6,070,891
Net change in unrealized appreciation (depreciation) of investments	396,603	37,442	21,566	(366)	4,329,707
Net increase (decrease) in net assets resulting from operations	814,200	62,902	38,739	349,340	13,218,977

Contract transactions
Contract purchase payments	3,476,217	267,004	297,722	770,445	3,557,514
Net transfers(1)	354,910	82,467	15,336	(64,063)	1,820,025
Transfers for policy loans	(10,377)	(1,322)	—	(10,134)	(71,763)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(509)	—
Contract charges	(2,918)	(24)	(113)	(6,632)	(17,037)
Contract terminations:
Surrender benefits	(128,354)	(56,208)	(47,943)	(494,895)	(7,326,192)
Death benefits	(625)	—	(10,977)	(69,888)	(1,179,934)
Increase (decrease) from transactions	3,688,853	291,917	254,025	124,324	(3,217,387)
Increase (decrease) in net assets	4,503,053	354,819	292,764	473,664	10,001,590
Net assets at beginning of year	2,114,426	506,775	838,122	5,119,367	42,053,541
Net assets at end of year	$6,617,479	$861,594	$1,130,886	$5,593,031	$52,055,131

Accumulation unit activity
Units outstanding at beginning of year	1,631,922	462,020	723,881	3,253,255	10,252,147
Units purchased	4,284,402	337,007	323,984	501,343	1,137,870
Units redeemed	(1,768,771)	(81,868)	(104,288)	(432,536)	(1,709,979)
Units outstanding at end of year	4,147,553	717,159	943,577	3,322,062	9,680,038
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 100

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Operations
Investment income (loss) — net	$173	$5,656	$4,375	$28,381	$(10,290)
Net realized gain (loss) on sales of investments	478	4,538	36,836	486,464	22,385
Distributions from capital gains	—	—	58,294	579,560	—
Net change in unrealized appreciation (depreciation) of investments	4,314	2,125	62,160	478,262	289,156
Net increase (decrease) in net assets resulting from operations	4,965	12,319	161,665	1,572,667	301,251

Contract transactions
Contract purchase payments	37,908	44,495	3,548	369,993	262,894
Net transfers(1)	967	17,941	14,998	73,924	9,536
Transfers for policy loans	—	—	817	14,160	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(9,909)	—
Contract charges	(7)	(13)	(254)	(4,026)	(57)
Contract terminations:
Surrender benefits	(573)	(6,950)	(53,074)	(864,135)	(12,564)
Death benefits	—	—	(51,410)	(61,997)	—
Increase (decrease) from transactions	38,295	55,473	(85,375)	(481,990)	259,809
Increase (decrease) in net assets	43,260	67,792	76,290	1,090,677	561,060
Net assets at beginning of year	46,491	425,857	826,940	7,646,412	668,400
Net assets at end of year	$89,751	$493,649	$903,230	$8,737,089	$1,229,460

Accumulation unit activity
Units outstanding at beginning of year	44,059	366,270	219,488	2,172,511	550,863
Units purchased	36,390	210,764	4,858	321,614	225,996
Units redeemed	(1,171)	(165,154)	(26,243)	(268,206)	(36,513)
Units outstanding at end of year	79,278	411,880	198,103	2,225,919	740,346
See accompanying notes to financial statements.
 101 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$(851)	$45,058	$(7,545)	$(170,590)	$1,558
Net realized gain (loss) on sales of investments	2,029	3,570	29,473	644,436	4,659
Distributions from capital gains	—	—	225,857	3,505,495	9,868
Net change in unrealized appreciation (depreciation) of investments	11,937	(34,750)	15,251	(107,317)	(7,093)
Net increase (decrease) in net assets resulting from operations	13,115	13,878	263,036	3,872,024	8,992

Contract transactions
Contract purchase payments	132,289	703,914	7,506	1,931,341	2,462
Net transfers(1)	12,463	52,078	(159)	(144,503)	1,264
Transfers for policy loans	(2,294)	(20,277)	—	14,582	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(5,942)	—
Contract charges	(5)	(25)	(441)	(11,661)	(33)
Contract terminations:
Surrender benefits	(2,676)	(65,224)	(109,835)	(3,261,452)	(13,632)
Death benefits	—	—	(1,974)	(171,018)	—
Increase (decrease) from transactions	139,777	670,466	(104,903)	(1,648,653)	(9,939)
Increase (decrease) in net assets	152,892	684,344	158,133	2,223,371	(947)
Net assets at beginning of year	189,584	1,334,802	1,625,242	24,436,367	209,014
Net assets at end of year	$342,476	$2,019,146	$1,783,375	$26,659,738	$208,067

Accumulation unit activity
Units outstanding at beginning of year	162,041	1,338,694	261,891	4,900,868	99,668
Units purchased	119,109	877,670	1,514	719,663	1,889
Units redeemed	(6,447)	(200,427)	(16,240)	(833,329)	(6,138)
Units outstanding at end of year	274,703	2,015,937	247,165	4,787,202	95,419
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 102

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Operations
Investment income (loss) — net	$11,055	$270,423	$19,125	$182,133	$29,253
Net realized gain (loss) on sales of investments	115,231	(51,971)	(54,744)	(33,619)	(1,054)
Distributions from capital gains	110,491	—	—	18,977	3,141
Net change in unrealized appreciation (depreciation) of investments	(141,253)	228,610	14,657	89,395	9,912
Net increase (decrease) in net assets resulting from operations	95,524	447,062	(20,962)	256,886	41,252

Contract transactions
Contract purchase payments	44,491	1,209,292	44,029	11,727	175,128
Net transfers(1)	208,151	699,365	18,887	82,274	5,043
Transfers for policy loans	5,535	3,685	5,359	371	365
Adjustments to net assets allocated to contracts in payment period	1,150	20,315	(777)	—	—
Contract charges	(1,153)	(3,114)	(1,493)	(838)	(75)
Contract terminations:
Surrender benefits	(380,589)	(597,733)	(182,931)	(445,429)	(72,646)
Death benefits	(2,408)	(140,548)	(40,541)	(141,597)	—
Increase (decrease) from transactions	(124,823)	1,191,262	(157,467)	(493,492)	107,815
Increase (decrease) in net assets	(29,299)	1,638,324	(178,429)	(236,606)	149,067
Net assets at beginning of year	2,332,892	9,249,799	2,066,562	4,573,952	715,860
Net assets at end of year	$2,303,593	$10,888,123	$1,888,133	$4,337,346	$864,927

Accumulation unit activity
Units outstanding at beginning of year	932,303	7,687,076	898,252	2,931,079	688,985
Units purchased	99,163	1,555,861	33,328	107,537	172,800
Units redeemed	(156,106)	(628,393)	(110,313)	(418,965)	(75,932)
Units outstanding at end of year	875,360	8,614,544	821,267	2,619,651	785,853
See accompanying notes to financial statements.
 103 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$576	$68,726	$(3,966)	$(2,730)	$5,113
Net realized gain (loss) on sales of investments	10	(46,716)	(96,959)	2,198	93,871
Distributions from capital gains	4,972	151,745	171,870	10,959	358,077
Net change in unrealized appreciation (depreciation) of investments	(5,149)	597,274	677,219	47,736	246,263
Net increase (decrease) in net assets resulting from operations	409	771,029	748,164	58,163	703,324

Contract transactions
Contract purchase payments	37,105	66,816	157,028	288,472	36,998
Net transfers(1)	(7)	(15,559)	(140,881)	40,489	(132,694)
Transfers for policy loans	—	10,179	(96)	—	(18,311)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,215)	—	(6,194)
Contract charges	—	(3,004)	(3,045)	(7)	(5,221)
Contract terminations:
Surrender benefits	—	(1,526,326)	(1,041,809)	(15,089)	(775,226)
Death benefits	—	(119,122)	(237,497)	—	(84,070)
Increase (decrease) from transactions	37,098	(1,587,016)	(1,267,515)	313,865	(984,718)
Increase (decrease) in net assets	37,507	(815,987)	(519,351)	372,028	(281,394)
Net assets at beginning of year	31,285	7,816,731	7,578,688	408,236	6,555,625
Net assets at end of year	$68,792	$7,000,744	$7,059,337	$780,264	$6,274,231

Accumulation unit activity
Units outstanding at beginning of year	25,447	3,048,196	1,668,433	370,424	943,755
Units purchased	29,929	42,844	33,627	284,741	4,858
Units redeemed	—	(619,867)	(320,602)	(12,891)	(141,399)
Units outstanding at end of year	55,376	2,471,173	1,381,458	642,274	807,214
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 104

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$139	$(291)	$(10,816)	$(2,179)	$(18,384)
Net realized gain (loss) on sales of investments	1,087	2,091	192,951	13,500	113,173
Distributions from capital gains	12,785	13,201	517,762	—	—
Net change in unrealized appreciation (depreciation) of investments	11,917	9,223	223,933	64,644	482,595
Net increase (decrease) in net assets resulting from operations	25,928	24,224	923,830	75,965	577,384

Contract transactions
Contract purchase payments	119	28,316	26,356	4,013	8,074
Net transfers(1)	—	(2,398)	(146,538)	(1,004)	(117,799)
Transfers for policy loans	—	365	—	—	(518)
Adjustments to net assets allocated to contracts in payment period	—	—	(2,785)	—	—
Contract charges	(34)	(22)	(5,530)	(102)	(5,556)
Contract terminations:
Surrender benefits	(7,311)	(6,657)	(533,144)	(56,679)	(255,632)
Death benefits	(17,882)	—	(67,521)	—	(85,428)
Increase (decrease) from transactions	(25,108)	19,604	(729,162)	(53,772)	(456,859)
Increase (decrease) in net assets	820	43,828	194,668	22,193	120,525
Net assets at beginning of year	163,587	119,190	3,692,790	252,388	1,850,566
Net assets at end of year	$164,407	$163,018	$3,887,458	$274,581	$1,971,091

Accumulation unit activity
Units outstanding at beginning of year	38,588	105,850	966,961	67,265	512,244
Units purchased	27	26,290	6,278	925	1,697
Units redeemed	(5,782)	(8,908)	(175,930)	(13,370)	(105,154)
Units outstanding at end of year	32,833	123,232	797,309	54,820	408,787
See accompanying notes to financial statements.
 105 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$66,541	$22,368	$(33,565)	$12,804	$(6,179)
Net realized gain (loss) on sales of investments	(24,584)	198,110	72,296	185	(2,432)
Distributions from capital gains	—	286,209	506,569	—	—
Net change in unrealized appreciation (depreciation) of investments	(11,184)	38,414	726,794	(7,733)	162,376
Net increase (decrease) in net assets resulting from operations	30,773	545,101	1,272,094	5,256	153,765

Contract transactions
Contract purchase payments	21,456	57,383	18,852	63,805	6,118
Net transfers(1)	34,922	(213,792)	(2,674)	26,094	(3,522)
Transfers for policy loans	—	3,684	2,535	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(4,954)	—	—
Contract charges	(159)	(9,165)	(1,512)	(9)	(255)
Contract terminations:
Surrender benefits	(28,594)	(413,180)	(329,714)	(1,816)	(42,458)
Death benefits	—	(59,662)	(43,903)	—	—
Increase (decrease) from transactions	27,625	(634,732)	(361,370)	88,074	(40,117)
Increase (decrease) in net assets	58,398	(89,631)	910,724	93,330	113,648
Net assets at beginning of year	1,323,368	4,181,883	5,424,654	421,924	677,733
Net assets at end of year	$1,381,766	$4,092,252	$6,335,378	$515,254	$791,381

Accumulation unit activity
Units outstanding at beginning of year	1,040,856	1,203,667	1,102,150	426,808	495,319
Units purchased	106,458	19,892	3,989	88,321	3,905
Units redeemed	(85,826)	(183,026)	(67,818)	(1,772)	(29,921)
Units outstanding at end of year	1,061,488	1,040,533	1,038,321	513,357	469,303
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 106

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(3,956)	$2,356	$2,222	$7,590	$106,148
Net realized gain (loss) on sales of investments	(19,285)	70,277	1,867	37,859	(151,926)
Distributions from capital gains	—	17,534	12,665	8,439	—
Net change in unrealized appreciation (depreciation) of investments	101,295	(13,700)	17,106	(45,729)	158,401
Net increase (decrease) in net assets resulting from operations	78,054	76,467	33,860	8,159	112,623

Contract transactions
Contract purchase payments	14,001	3,258	6,892	12,308	85,180
Net transfers(1)	(9,850)	(50,026)	(5,303)	(153,074)	154,133
Transfers for policy loans	—	59	—	851	4,421
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,974)	—
Contract charges	(536)	(157)	(324)	(1,523)	(9,017)
Contract terminations:
Surrender benefits	(120,280)	(55,465)	(4,422)	(317,747)	(724,663)
Death benefits	(26,745)	(235,378)	—	(2,680)	(136,608)
Increase (decrease) from transactions	(143,410)	(337,709)	(3,157)	(466,839)	(626,554)
Increase (decrease) in net assets	(65,356)	(261,242)	30,703	(458,680)	(513,931)
Net assets at beginning of year	419,232	706,637	283,441	1,945,782	6,451,160
Net assets at end of year	$353,876	$445,395	$314,144	$1,487,102	$5,937,229

Accumulation unit activity
Units outstanding at beginning of year	310,605	262,589	108,578	873,036	4,314,503
Units purchased	9,099	3,855	3,084	10,198	193,120
Units redeemed	(106,192)	(121,277)	(4,215)	(206,205)	(611,574)
Units outstanding at end of year	213,512	145,167	107,447	677,029	3,896,049
See accompanying notes to financial statements.
 107 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(85,035)	$(13,378)	$(1,396)	$(71,096)	$(10,535)
Net realized gain (loss) on sales of investments	82,384	10,362	(9,537)	174,972	24,734
Distributions from capital gains	491,826	—	13,790	247,403	49,612
Net change in unrealized appreciation (depreciation) of investments	625,536	66,445	25,578	335,589	285,410
Net increase (decrease) in net assets resulting from operations	1,114,711	63,429	28,435	686,868	349,221

Contract transactions
Contract purchase payments	266,036	16,533	2,323	547,480	9,579
Net transfers(1)	252,165	47,594	(1,644)	10,128	10,974
Transfers for policy loans	(6,805)	(1,067)	—	649	1,389
Adjustments to net assets allocated to contracts in payment period	—	(3,775)	—	—	—
Contract charges	(1,242)	(575)	(80)	(991)	(1,591)
Contract terminations:
Surrender benefits	(1,184,065)	(221,159)	(10,194)	(510,679)	(300,627)
Death benefits	(100,739)	(267,895)	(36,477)	(43,115)	(37,706)
Increase (decrease) from transactions	(774,650)	(430,344)	(46,072)	3,472	(317,982)
Increase (decrease) in net assets	340,061	(366,915)	(17,637)	690,340	31,239
Net assets at beginning of year	7,898,973	1,333,730	159,613	6,253,621	1,224,872
Net assets at end of year	$8,239,034	$966,815	$141,976	$6,943,961	$1,256,111

Accumulation unit activity
Units outstanding at beginning of year	2,315,641	418,046	90,860	1,593,749	360,542
Units purchased	157,795	18,977	1,167	272,366	6,616
Units redeemed	(372,811)	(141,683)	(25,857)	(203,497)	(91,943)
Units outstanding at end of year	2,100,625	295,340	66,170	1,662,618	275,215
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 108

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(8,085)	$(13,132)	$120,778	$(1,181)	$116,260
Net realized gain (loss) on sales of investments	91,208	73,444	391,851	4,726	(17,054)
Distributions from capital gains	51,541	—	—	22,699	—
Net change in unrealized appreciation (depreciation) of investments	94,804	326,692	1,938,592	41,294	(79,945)
Net increase (decrease) in net assets resulting from operations	229,468	387,004	2,451,221	67,538	19,261

Contract transactions
Contract purchase payments	485,988	151,577	1,258,162	2,200	1,482,503
Net transfers(1)	8,133	59,899	800,921	—	490,537
Transfers for policy loans	365	(2,865)	(30,164)	—	(3,308)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(8)	(249)	(3,499)	(143)	(314)
Contract terminations:
Surrender benefits	(58,347)	(129,759)	(1,207,096)	(14,589)	(155,701)
Death benefits	—	—	(294,878)	—	(6,105)
Increase (decrease) from transactions	436,131	78,603	523,446	(12,532)	1,807,612
Increase (decrease) in net assets	665,599	465,607	2,974,667	55,006	1,826,873
Net assets at beginning of year	502,057	1,216,945	17,021,798	472,295	2,141,245
Net assets at end of year	$1,167,656	$1,682,552	$19,996,465	$527,301	$3,968,118

Accumulation unit activity
Units outstanding at beginning of year	428,405	482,242	11,653,069	163,092	2,055,954
Units purchased	556,367	102,749	1,554,262	681	1,925,003
Units redeemed	(231,019)	(41,738)	(1,193,222)	(4,434)	(158,572)
Units outstanding at end of year	753,753	543,253	12,014,109	159,339	3,822,385
See accompanying notes to financial statements.
 109 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(13,171)	$4,964	$(34,333)	$1,532	$(5,763)
Net realized gain (loss) on sales of investments	12,303	38,242	308,140	11	11,160
Distributions from capital gains	15,904	—	100,282	—	—
Net change in unrealized appreciation (depreciation) of investments	176,211	11,004	580,596	(7,281)	44,422
Net increase (decrease) in net assets resulting from operations	191,247	54,210	954,685	(5,738)	49,819

Contract transactions
Contract purchase payments	2,610,177	50,853	46,048	77,839	75
Net transfers(1)	(38,650)	8,873	(201,340)	112,202	(705,553)
Transfers for policy loans	447	74	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(20)	(285)	(3,134)	—	(93)
Contract terminations:
Surrender benefits	(3,265)	(90,437)	(612,612)	(240)	(28,563)
Death benefits	—	(19,825)	(29,650)	—	(418)
Increase (decrease) from transactions	2,568,689	(50,747)	(800,688)	189,801	(734,552)
Increase (decrease) in net assets	2,759,936	3,463	153,997	184,063	(684,733)
Net assets at beginning of year	176,475	1,132,782	3,112,243	14,356	1,044,602
Net assets at end of year	$2,936,411	$1,136,245	$3,266,240	$198,419	$359,869

Accumulation unit activity
Units outstanding at beginning of year	145,164	565,673	796,952	11,226	724,434
Units purchased	3,562,487	116,182	11,096	153,335	—
Units redeemed	(1,763,929)	(89,323)	(183,009)	—	(497,815)
Units outstanding at end of year	1,943,722	592,532	625,039	164,561	226,619
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 110

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$43,056	$20,862	$3,718	$1,156	$35,577
Net realized gain (loss) on sales of investments	364	246	9,944	1,708	21,383
Distributions from capital gains	—	—	—	—	120,524
Net change in unrealized appreciation (depreciation) of investments	(6,130)	335	(2,672)	389	5,569
Net increase (decrease) in net assets resulting from operations	37,290	21,443	10,990	3,253	183,053

Contract transactions
Contract purchase payments	316,979	248,381	34,199	—	183,605
Net transfers(1)	12,901	20,339	48,651	—	15,081
Transfers for policy loans	—	730	388	(459)	(1,199)
Adjustments to net assets allocated to contracts in payment period	—	—	(199)	—	—
Contract charges	(25)	(50)	(227)	(29)	(1,721)
Contract terminations:
Surrender benefits	(16,044)	(15,031)	(75,744)	(7,143)	(289,404)
Death benefits	—	—	—	—	(36,249)
Increase (decrease) from transactions	313,811	254,369	7,068	(7,631)	(129,887)
Increase (decrease) in net assets	351,101	275,812	18,058	(4,378)	53,166
Net assets at beginning of year	558,757	370,014	739,039	160,766	2,522,206
Net assets at end of year	$909,858	$645,826	$757,097	$156,388	$2,575,372

Accumulation unit activity
Units outstanding at beginning of year	557,629	363,337	326,423	95,497	739,467
Units purchased	327,620	261,333	49,439	—	56,221
Units redeemed	(23,949)	(14,435)	(36,648)	(4,092)	(94,654)
Units outstanding at end of year	861,300	610,235	339,214	91,405	701,034
See accompanying notes to financial statements.
 111 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Operations
Investment income (loss) — net	$(29,038)	$202,138	$10,706	$(1,367)	$726
Net realized gain (loss) on sales of investments	218,603	621,733	6,456	5,368	(11)
Distributions from capital gains	250,217	758,468	29,310	8,444	—
Net change in unrealized appreciation (depreciation) of investments	290,233	(558,169)	(4,112)	25,708	(5,913)
Net increase (decrease) in net assets resulting from operations	730,015	1,024,170	42,360	38,153	(5,198)

Contract transactions
Contract purchase payments	8,849	191,636	60	743	18,854
Net transfers(1)	286,354	(1,892,854)	(1,540)	(723)	3,198
Transfers for policy loans	(5,059)	2,020	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	(2,467)	—	—	—
Contract charges	(2,130)	(3,544)	(224)	(39)	(15)
Contract terminations:
Surrender benefits	(442,622)	(1,413,411)	(15,065)	(17,026)	(8,292)
Death benefits	(228,016)	(22,818)	—	—	—
Increase (decrease) from transactions	(382,624)	(3,141,438)	(16,769)	(17,045)	13,745
Increase (decrease) in net assets	347,391	(2,117,268)	25,591	21,108	8,547
Net assets at beginning of year	2,825,091	13,591,683	495,836	179,554	121,787
Net assets at end of year	$3,172,482	$11,474,415	$521,427	$200,662	$130,334

Accumulation unit activity
Units outstanding at beginning of year	476,874	3,554,056	90,506	152,773	134,736
Units purchased	46,314	59,030	11	3,917	25,075
Units redeemed	(103,823)	(805,129)	(2,829)	(17,286)	(9,639)
Units outstanding at end of year	419,365	2,807,957	87,688	139,404	150,172
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 112

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(515)	$(28,842)	$(12,663)	$472	$60,014
Net realized gain (loss) on sales of investments	1,035	100,484	(82,534)	161	(1,408)
Distributions from capital gains	603	311,480	—	—	167,976
Net change in unrealized appreciation (depreciation) of investments	9,714	116,946	171,665	29	320,866
Net increase (decrease) in net assets resulting from operations	10,837	500,068	76,468	662	547,448

Contract transactions
Contract purchase payments	107,572	21,682	23,258	89,771	160,279
Net transfers(1)	13,586	(83,517)	(17,378)	3,366	(192,923)
Transfers for policy loans	—	(1,611)	(2,987)	—	1,345
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(27)	(2,155)	(658)	(5)	(1,493)
Contract terminations:
Surrender benefits	(1,950)	(409,434)	(182,885)	(1,300)	(682,832)
Death benefits	—	(13,176)	(21,713)	—	(94,707)
Increase (decrease) from transactions	119,181	(488,211)	(202,363)	91,832	(810,331)
Increase (decrease) in net assets	130,018	11,857	(125,895)	92,494	(262,883)
Net assets at beginning of year	127,633	3,435,842	1,484,171	31,962	6,055,262
Net assets at end of year	$257,651	$3,447,699	$1,358,276	$124,456	$5,792,379

Accumulation unit activity
Units outstanding at beginning of year	114,530	1,300,601	410,405	28,483	1,513,312
Units purchased	102,790	7,830	6,820	85,079	116,691
Units redeemed	(1,410)	(172,902)	(62,435)	(1,064)	(306,468)
Units outstanding at end of year	215,910	1,135,529	354,790	112,498	1,323,535
See accompanying notes to financial statements.
 113 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl(2)
Operations
Investment income (loss) — net	$(46,441)	$(15,345)	$5,382	$7,134	$811
Net realized gain (loss) on sales of investments	(683,703)	90,993	1,142	40	(64)
Distributions from capital gains	—	67,361	23,340	—	314
Net change in unrealized appreciation (depreciation) of investments	2,311,832	160,656	33,840	(1,213)	(3,018)
Net increase (decrease) in net assets resulting from operations	1,581,688	303,665	63,704	5,961	(1,957)

Contract transactions
Contract purchase payments	135,007	33,287	2,533	17,055	1,200
Net transfers(1)	(94,266)	(19,493)	6,043	4,031	147,988
Transfers for policy loans	485	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,407)	(235)	(82)	—	—
Contract terminations:
Surrender benefits	(354,316)	(235,623)	(32,784)	(256)	(3,473)
Death benefits	(19,599)	—	—	—	—
Increase (decrease) from transactions	(334,096)	(222,064)	(24,290)	20,830	145,715
Increase (decrease) in net assets	1,247,592	81,601	39,414	26,791	143,758
Net assets at beginning of year	3,997,962	1,302,515	573,972	95,660	—
Net assets at end of year	$5,245,554	$1,384,116	$613,386	$122,451	$143,758

Accumulation unit activity
Units outstanding at beginning of year	1,076,443	338,880	374,960	88,631	—
Units purchased	79,793	14,982	24,236	19,665	147,749
Units redeemed	(139,320)	(63,879)	(39,753)	(164)	(3,513)
Units outstanding at end of year	1,016,916	289,983	359,443	108,132	144,236
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 114

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$151,369	$6,415	$221,730	$(6,594)	$6,285
Net realized gain (loss) on sales of investments	(95,714)	(5,577)	(121,792)	28,815	13,984
Distributions from capital gains	—	—	—	62,756	—
Net change in unrealized appreciation (depreciation) of investments	20,740	24,152	(6,105)	(76,328)	(7,874)
Net increase (decrease) in net assets resulting from operations	76,395	24,990	93,833	8,649	12,395

Contract transactions
Contract purchase payments	19,195	—	612,972	142,304	6,908
Net transfers(1)	(38,963)	2,876	757,606	50,345	2,343
Transfers for policy loans	—	—	783	936	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(300)
Contract charges	(3,344)	(84)	(415)	(1,251)	(229)
Contract terminations:
Surrender benefits	(301,830)	(32,186)	(533,523)	(218,689)	(75,366)
Death benefits	(269,036)	—	(189,135)	(18,294)	(5,172)
Increase (decrease) from transactions	(593,978)	(29,394)	648,288	(44,649)	(71,816)
Increase (decrease) in net assets	(517,583)	(4,404)	742,121	(36,000)	(59,421)
Net assets at beginning of year	3,146,876	271,830	7,368,876	1,336,019	448,092
Net assets at end of year	$2,629,293	$267,426	$8,110,997	$1,300,019	$388,671

Accumulation unit activity
Units outstanding at beginning of year	1,660,613	194,103	7,250,407	389,662	201,191
Units purchased	28,868	2,510	1,426,951	119,240	4,136
Units redeemed	(342,125)	(22,842)	(815,010)	(52,619)	(34,379)
Units outstanding at end of year	1,347,356	173,771	7,862,348	456,283	170,948
See accompanying notes to financial statements.
 115 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$763	$(2,912)	$(153)	$(65,689)	$(5,040)
Net realized gain (loss) on sales of investments	91	3,566	154	229,364	87,292
Distributions from capital gains	218	35,114	—	46,745	5,018
Net change in unrealized appreciation (depreciation) of investments	(1,175)	91,875	798	1,214,224	73,982
Net increase (decrease) in net assets resulting from operations	(103)	127,643	799	1,424,644	161,252

Contract transactions
Contract purchase payments	102,878	412,677	11,827	13,553	7,013
Net transfers(1)	3,274	118,437	(419)	(136,942)	(4,311)
Transfers for policy loans	—	—	—	3,656	(1,862)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(5,530)	—
Contract charges	(10)	(51)	—	(2,405)	(318)
Contract terminations:
Surrender benefits	(496)	(8,768)	—	(462,800)	(348,739)
Death benefits	—	—	—	(24,630)	—
Increase (decrease) from transactions	105,646	522,295	11,408	(615,098)	(348,217)
Increase (decrease) in net assets	105,543	649,938	12,207	809,546	(186,965)
Net assets at beginning of year	30,571	598,026	11,551	6,689,508	930,242
Net assets at end of year	$136,114	$1,247,964	$23,758	$7,499,054	$743,277

Accumulation unit activity
Units outstanding at beginning of year	24,624	519,135	9,228	1,143,239	190,257
Units purchased	84,733	409,177	8,753	2,678	1,231
Units redeemed	(249)	(7,918)	(343)	(93,444)	(66,059)
Units outstanding at end of year	109,108	920,394	17,638	1,052,473	125,429
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 116

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(3,032)	$(12,836)	$8,785	$21,857	$(410,733)
Net realized gain (loss) on sales of investments	204	(36,343)	7,397	17,458	3,682,712
Distributions from capital gains	23,209	—	41,858	—	—
Net change in unrealized appreciation (depreciation) of investments	19,099	(107,158)	(73,406)	94,579	1,183,088
Net increase (decrease) in net assets resulting from operations	39,480	(156,337)	(15,366)	133,894	4,455,067

Contract transactions
Contract purchase payments	2,260	5,149	60	90,755	5,143,866
Net transfers(1)	—	54,598	403	52,194	(375,473)
Transfers for policy loans	—	—	—	—	3,572
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(97)	(77)	(106)	(43)	(115,503)
Contract terminations:
Surrender benefits	(14,606)	(67,802)	(19,496)	(21,339)	(5,761,188)
Death benefits	—	(17,147)	(1,418)	(58,118)	(1,037,685)
Increase (decrease) from transactions	(12,443)	(25,279)	(20,557)	63,449	(2,142,411)
Increase (decrease) in net assets	27,037	(181,616)	(35,923)	197,343	2,312,656
Net assets at beginning of year	319,083	1,290,008	534,916	948,227	38,376,466
Net assets at end of year	$346,120	$1,108,392	$498,993	$1,145,570	$40,689,122

Accumulation unit activity
Units outstanding at beginning of year	64,594	1,568,939	134,019	878,964	15,685,743
Units purchased	424	110,603	114	133,712	2,332,029
Units redeemed	(2,734)	(144,172)	(4,930)	(73,524)	(3,171,680)
Units outstanding at end of year	62,284	1,535,370	129,203	939,152	14,846,092
See accompanying notes to financial statements.
 117 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(346,535)	$(254,353)	$(209,412)	$(325,800)	$(94,220)
Net realized gain (loss) on sales of investments	2,854,098	756,227	663,209	841,989	162,594
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,739,225	314,206	264,107	2,680,641	685,254
Net increase (decrease) in net assets resulting from operations	4,246,788	816,080	717,904	3,196,830	753,628

Contract transactions
Contract purchase payments	683,680	642,639	57,202	306,451	53,893
Net transfers(1)	518,782	94,241	576,128	2,383,577	(84,873)
Transfers for policy loans	(2,837)	1,902	3,981	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(190,584)	(221,851)	(140,937)	(474,454)	(145,194)
Contract terminations:
Surrender benefits	(4,463,368)	(2,753,433)	(1,662,794)	(2,746,269)	(475,805)
Death benefits	(147,532)	(640,638)	(683,356)	(584,309)	(16,672)
Increase (decrease) from transactions	(3,601,859)	(2,877,140)	(1,849,776)	(1,115,004)	(668,651)
Increase (decrease) in net assets	644,929	(2,061,060)	(1,131,872)	2,081,826	84,977
Net assets at beginning of year	36,000,457	25,119,876	20,855,447	31,479,853	9,266,349
Net assets at end of year	$36,645,386	$23,058,816	$19,723,575	$33,561,679	$9,351,326

Accumulation unit activity
Units outstanding at beginning of year	14,521,860	18,854,265	15,566,623	23,790,002	7,809,204
Units purchased	462,308	1,778,506	630,820	1,833,708	48,748
Units redeemed	(1,807,666)	(3,899,920)	(1,937,224)	(2,685,873)	(584,108)
Units outstanding at end of year	13,176,502	16,732,851	14,260,219	22,937,837	7,273,844
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 118

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(766,332)	$(388,399)	$(6,024,610)	$(8,506,627)	$(1,558,960)
Net realized gain (loss) on sales of investments	2,669,950	1,587,956	26,914,240	40,910,230	11,435,529
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,114,247	370,626	41,347,170	34,097,052	4,554,860
Net increase (decrease) in net assets resulting from operations	4,017,865	1,570,183	62,236,800	66,500,655	14,431,429

Contract transactions
Contract purchase payments	198,919	12,892	1,014,318	4,181,844	13,111,290
Net transfers(1)	2,045,604	(5,295,049)	(5,670,669)	(1,894,530)	(6,821,795)
Transfers for policy loans	—	—	(41,441)	2,151	(42,156)
Adjustments to net assets allocated to contracts in payment period	—	—	6,672	4,667	(20,677)
Contract charges	(1,008,985)	(566,966)	(8,502,954)	(11,892,848)	(563,186)
Contract terminations:
Surrender benefits	(5,235,879)	(3,206,994)	(39,529,463)	(78,337,066)	(15,057,552)
Death benefits	(882,781)	(747,544)	(5,576,660)	(8,823,846)	(1,748,837)
Increase (decrease) from transactions	(4,883,122)	(9,803,661)	(58,300,197)	(96,759,628)	(11,142,913)
Increase (decrease) in net assets	(865,257)	(8,233,478)	3,936,603	(30,258,973)	3,288,516
Net assets at beginning of year	74,787,741	39,367,773	584,260,375	828,768,870	149,960,178
Net assets at end of year	$73,922,484	$31,134,295	$588,196,978	$798,509,897	$153,248,694

Accumulation unit activity
Units outstanding at beginning of year	59,027,151	34,407,793	377,075,350	558,175,147	70,068,280
Units purchased	5,459,783	1,212,078	13,658,189	24,282,561	6,358,498
Units redeemed	(9,412,053)	(9,268,670)	(48,668,551)	(87,847,998)	(11,193,435)
Units outstanding at end of year	55,074,881	26,351,201	342,064,988	494,609,710	65,233,343
See accompanying notes to financial statements.
 119 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(848,570)	$(651,468)	$(491,958)	$(4,272,614)	$(3,027,392)
Net realized gain (loss) on sales of investments	9,465,947	3,575,856	3,524,719	19,131,087	23,672,647
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37,205	302,845	(330,217)	15,413,372	3,017,712
Net increase (decrease) in net assets resulting from operations	8,654,582	3,227,233	2,702,544	30,271,845	23,662,967

Contract transactions
Contract purchase payments	1,009,224	2,031,587	60,502	10,617,774	439,223
Net transfers(1)	(3,251,172)	(1,455,355)	(1,155,045)	7,198,236	266,631
Transfers for policy loans	(102,504)	3,784	4,216	20,795	8,863
Adjustments to net assets allocated to contracts in payment period	—	(39,132)	—	(38,235)	—
Contract charges	(452,717)	(541,031)	(328,991)	(3,817,187)	(2,236,876)
Contract terminations:
Surrender benefits	(12,304,897)	(6,752,570)	(4,878,574)	(34,699,011)	(32,906,468)
Death benefits	(765,939)	(2,050,723)	(1,636,793)	(6,257,317)	(7,675,529)
Increase (decrease) from transactions	(15,868,005)	(8,803,440)	(7,934,685)	(26,974,945)	(42,104,156)
Increase (decrease) in net assets	(7,213,423)	(5,576,207)	(5,232,141)	3,296,900	(18,441,189)
Net assets at beginning of year	90,878,217	64,998,263	53,039,228	409,453,401	320,952,269
Net assets at end of year	$83,664,794	$59,422,056	$47,807,087	$412,750,301	$302,511,080

Accumulation unit activity
Units outstanding at beginning of year	42,045,280	41,352,919	33,387,409	219,563,916	170,269,122
Units purchased	441,303	2,000,123	82,697	10,656,966	660,355
Units redeemed	(7,295,405)	(7,458,051)	(4,896,513)	(24,654,994)	(21,847,239)
Units outstanding at end of year	35,191,178	35,894,991	28,573,593	205,565,888	149,082,238
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 120

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$35,516	$(8,102)	$(12,144)	$(1,503)	$(15,434)
Net realized gain (loss) on sales of investments	(9,176)	54,411	181,643	2,426	(1,079)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(12,514)	123,992	84,521	52,048	(45,247)
Net increase (decrease) in net assets resulting from operations	13,826	170,301	254,020	52,971	(61,760)

Contract transactions
Contract purchase payments	41,008	1,749	5,123	468,608	89,521
Net transfers(1)	77,714	65,301	(72,569)	43,885	79,475
Transfers for policy loans	—	—	624	—	54
Adjustments to net assets allocated to contracts in payment period	—	—	—	66	—
Contract charges	(5,017)	(55)	(2,865)	(979)	(1,218)
Contract terminations:
Surrender benefits	(25,834)	(16,954)	(137,632)	(52,768)	(86,022)
Death benefits	—	—	(15,701)	—	—
Increase (decrease) from transactions	87,871	50,041	(223,020)	458,812	81,810
Increase (decrease) in net assets	101,697	220,342	31,000	511,783	20,050
Net assets at beginning of year	1,434,137	682,618	1,209,453	1,289,954	2,301,567
Net assets at end of year	$1,535,834	$902,960	$1,240,453	$1,801,737	$2,321,617

Accumulation unit activity
Units outstanding at beginning of year	1,280,491	315,874	377,495	776,617	1,305,197
Units purchased	117,602	210,393	1,542	325,717	109,403
Units redeemed	(39,778)	(202,144)	(62,156)	(46,372)	(56,683)
Units outstanding at end of year	1,358,315	324,123	316,881	1,055,962	1,357,917
See accompanying notes to financial statements.
 121 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$26,303	$(19,605)	$(9,761)	$(23,255)	$(257,220)
Net realized gain (loss) on sales of investments	26,575	127,758	68,135	217,064	418,816
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,676	189,519	1,593	(27,769)	1,754,089
Net increase (decrease) in net assets resulting from operations	58,554	297,672	59,967	166,040	1,915,685

Contract transactions
Contract purchase payments	29,154	253,314	32,019	32,451	10,903
Net transfers(1)	(318,972)	(47,161)	56,054	(102,307)	1,165,078
Transfers for policy loans	—	—	—	309	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(660)	(4,884)	(2,800)	(5,110)	(243,716)
Contract terminations:
Surrender benefits	(23,556)	(434,220)	(168,337)	(210,913)	(1,139,377)
Death benefits	(15,780)	(6,788)	(40,319)	(39,390)	(413,614)
Increase (decrease) from transactions	(329,814)	(239,739)	(123,383)	(324,960)	(620,726)
Increase (decrease) in net assets	(271,260)	57,933	(63,416)	(158,920)	1,294,959
Net assets at beginning of year	1,703,497	1,722,593	959,567	2,670,039	23,909,274
Net assets at end of year	$1,432,237	$1,780,526	$896,151	$2,511,119	$25,204,233

Accumulation unit activity
Units outstanding at beginning of year	1,244,603	642,900	388,283	694,378	19,422,427
Units purchased	22,418	87,980	62,418	10,570	1,250,755
Units redeemed	(254,300)	(166,154)	(111,784)	(88,130)	(1,782,222)
Units outstanding at end of year	1,012,721	564,726	338,917	616,818	18,890,960
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 122

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(2,639,341)	$(1,461,483)	$26,195
Net realized gain (loss) on sales of investments	7,731,922	3,355,900	(16,787)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	33,043,734	14,153,068	16,928
Net increase (decrease) in net assets resulting from operations	38,136,315	16,047,485	26,336

Contract transactions
Contract purchase payments	1,242,575	977,364	47,285
Net transfers(1)	2,861,290	(330,157)	(52,925)
Transfers for policy loans	—	—	—
Adjustments to net assets allocated to contracts in payment period	12,037	10,015	—
Contract charges	(4,028,686)	(1,831,344)	(29)
Contract terminations:
Surrender benefits	(11,940,833)	(8,330,069)	(17,720)
Death benefits	(1,751,847)	(1,455,463)	(865)
Increase (decrease) from transactions	(13,605,464)	(10,959,654)	(24,254)
Increase (decrease) in net assets	24,530,851	5,087,831	2,082
Net assets at beginning of year	243,009,174	136,106,697	529,750
Net assets at end of year	$267,540,025	$141,194,528	$531,832

Accumulation unit activity
Units outstanding at beginning of year	160,486,571	99,117,862	447,377
Units purchased	4,244,431	1,840,280	76,925
Units redeemed	(12,417,957)	(9,206,183)	(97,749)
Units outstanding at end of year	152,313,045	91,751,959	426,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
(2)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
See accompanying notes to financial statements.
 123 ■ RiverSource of New York Variable Annuity Account

Notes to Financial Statements
1.
ORGANIZATION
RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.
The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.
RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)
RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)
RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)
RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)
RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)
RiverSource®RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource®RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource®RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)
RiverSource®RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)
RiverSource®RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)
RiverSource®RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)
RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)
RiverSource® RAVA Apex NY Variable Annuity (RAVA Apex)
RiverSource® RAVA Vista NY Variable Annuity (RAVA Vista)
RiverSource® Flexible Portfolio Annuity (FPA)*
RiverSource® Retirement Advisor Variable Annuity (RAVA)*
RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)*
RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2025, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
RiverSource of New York Variable Annuity Account ■ 124

Division	Fund
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
BlackRock Adv SMID Cap VI, Cl III	BlackRock Advantage SMID Cap V.I. Fund (Class III)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon Sus US Eq, Serv	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Calvert VP SRI Bal, Cl F	Calvert VP SRI Balanced Portfolio – Class F
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Acorn	Columbia Variable Portfolio – Acorn Fund (previously Wanger Acorn)
Col VP Acorn Intl	Columbia Variable Portfolio – Acorn International Fund (previously Wanger International)
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Corporate Bond, Cl 2
Columbia Variable Portfolio – Corporate Bond Fund (Class 2)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 2), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 2) sometime during the second quarter of 2026)

Col VP Corporate Bond, Cl 3
Columbia Variable Portfolio – Corporate Bond Fund (Class 3)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 3), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 3) sometime during the second quarter of 2026)

Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 2) sometime during the second quarter of 2026)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 3) sometime during the second quarter of 2026)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (renamed to Columbia Variable Portfolio – Select Short Corporate Income (Class 2) sometime during the second quarter of 2026)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Col VP Select Lg Cap Eq, Cl 2	Columbia Variable Portfolio – Select Large Cap Equity Fund (Class 2) (renamed to Columbia Variable Portfolio – Cornerstone Equity Fund (Class 2) sometime during the second quarter of 2026)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
 125 ■ RiverSource of New York Variable Annuity Account

Division	Fund
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (renamed to Columbia Variable Portfolio – Small Cap Value Discovery Fund (Class 2) sometime during the second quarter of 2026)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1 (renamed Cantor Fitzgerald Commodity Return Strategy Portfolio, Class 1 sometime during the second quarter of 2026)
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2) (renamed CTIVP® – Fidelity Institutional AM® Total Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 3) sometime during the second quarter of 2026)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP Prin Lg Cap Gro, Cl 1	CTIVP® – Principal Large Cap Growth Fund (Class 1) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 1))
CTIVP Prin Lg Cap Gro, Cl 2	CTIVP® – Principal Large Cap Growth Fund (Class 2) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 2))
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2) (renamed CTIVP® – TCW Total Return Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Wellington Lg Cap Val, Cl 2	CTIVP® – Wellington Large Cap Value Fund (Class 2) (previously CTIVP® – MFS® Value Fund (Class 2))
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Westfield Sel Lg Cp Gr, Cl 2	CTIVP® – Westfield Select Large Cap Growth Fund (Class 2)
CVT EAFE Intl Index, Cl F	CVT EAFE International Index Portfolio – Class F
CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index Portfolio – Class F
CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russell 2000® Small Cap Index Portfolio – Class F
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Serv Cl 2	Fidelity® VIP Emerging Markets Portfolio Service Class 2
Fid VIP Energy, Serv Cl 2	Fidelity® VIP Energy Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Serv Cl 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fid VIP Intl Cap Appr, Serv Cl 2	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Inc, Cl 4	Franklin Income VIP Fund – Class 4
Frank Mutual Gbl Dis, Cl 4	Franklin Mutual Global Discovery VIP Fund – Class 4
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Cap Val, Cl 4	Franklin Small Cap Value VIP Fund – Class 4
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Serv	Goldman Sachs VIT Small Cap Equity Insights Fund – Service Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
RiverSource of New York Variable Annuity Account ■ 126

Division	Fund
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Plus Bond, Ser II	Invesco V.I. Core Plus Bond Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Forty, Serv	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Emer Mkts Eq, Serv	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC
Lord Abt Short Dur Inc, Cl VC	Lord Abbett Series Fund Short Duration Income Portfolio – Class VC
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(1)
LVIP AC Intl, Std Cl II	LVIP American Century International Fund, Standard Class II(2)
LVIP AC Mid Cap Val, Serv Cl	LVIP American Century Mid Cap Value Fund, Service Class(3)
LVIP AC Ultra, Serv Cl	LVIP American Century Ultra® Fund, Service Class(4)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(5)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(6)
LVIP JPM US Eq, Serv Cl	LVIP JPMorgan U.S. Equity Fund – Service Class
MFS Gbl Real Est, Serv Cl	MFS® Global Real Estate Portfolio – Service Class
MFS Intl Gro, Serv Cl	MFS® International Growth Portfolio – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research Intl, Serv Cl	MFS® Research International Portfolio – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
NB AMT Quality Eq, Cl S	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
Nom VIP Asset Strategy, Serv Cl	Nomura VIP Asset Strategy Series – Service Class (previously Macquarie VIP Asset Strategy Series – Service Class)
Nom VIP for Inc, Serv Cl	Nomura VIP Fund for Income Series – Service Class (previously Macquarie VIP Fund for Income Series – Service Class)
Nom VIP Intl Core Eq, Serv Cl	Nomura VIP International Core Equity Series – Service Class (7)(8) (previously Macquarie VIP International Core Equity Series – Service Class)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares
Put VT Sus Fut, Cl IB	Putnam VT Sustainable Future Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
 127 ■ RiverSource of New York Variable Annuity Account

Division	Fund
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(2)	American Century VP International, Class I reorganized into LVIP American Century International Fund, Standard Class II on April 26, 2024.
(3)	American Century VP Mid Cap Value, Class II reorganized into LVIP American Century Mid Cap Value Fund, Service Class on April 26, 2024.
(4)	American Century VP Ultra®, Class II reorganized into LVIP American Century Ultra® Fund, Service Class on April 26, 2024.
(5)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(6)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(7)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
(8)
Delaware VIP® International Series – Service Class merged into Delaware Ivy VIP International Core Equity – Class II on April 26, 2024. Subsequent to the merger, the fund was renamed to Macquerie VIP International Core Equity Series – Service Class.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.
RiverSource Life of NY serves as issuer of the contracts.
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.
Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.
The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.
RiverSource of New York Variable Annuity Account ■ 128

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.
Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The Funds in the Account have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2025.
Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.
Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Subsequent Events
Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.
Segment Reporting
Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures enables investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The Chairman and President and Chief Executive Officer of RiverSource Life Insurance Co. of New York acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.
3.
VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.
Product	Mortality and expense risk fee
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
 129 ■ RiverSource of New York Variable Annuity Account

Product	Mortality and expense risk fee
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
4.
CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.
Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.
5.
SURRENDER CHARGES
RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.
6.
RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.
Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement*	Columbia Wanger Asset Management, LLC
RiverSource of New York Variable Annuity Account ■ 130

Fee Agreement:	Fees Paid To:
Administrative Services Agreement*	Columbia Wanger Asset Management, LLC

*
Prior to April 1, 2025, Columbia Wanger Asset Management, LLC (CWAM) furnished investment advisory services to funds in the Columbia Acorn Trust (CAT) and the Columbia
Funds Variable Series Trust (CFVST) (formerly known as Wanger Advisors Trust) under an investment advisory agreement (the Advisory Agreement) and provided administrative services to such funds under a separate administrative services agreement (the Administration Services Agreement). Effective April 1, 2025, CAT and CFVST, on behalf of these funds, entered into a new management services agreement (the Management Agreement) that combined the management services fee that was previously paid under the
Advisory Agreement with the administrative services fee that was previously paid under the Administration Services Agreement. Pursuant to a Novation of Management
Agreement effective July 7, 2025, Columbia Management Investment Advisors, LLC (CMIA) replaced CWAM, a wholly owned subsidiary of CMIA as a party to the Management
Agreement.

7.
INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2025 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$76,543
AB VPS Intl Val, Cl B	164,420
AB VPS Lg Cap Gro, Cl B	3,448,431
AB VPS Relative Val, Cl B	487,036
AB VPS Sus Gbl Thematic, Cl B	211,375
Allspg VT Index Asset Alloc, Cl 2	270,692
Allspg VT Opp, Cl 2	388,172
Allspg VT Sm Cap Gro, Cl 2	345,897
ALPS Alerian Engy Infr, Class III	568,965
BlackRock Adv SMID Cap VI, Cl III	370,033
BlackRock Global Alloc, Cl III	2,083,498
BNY Mellon Sus US Eq, Serv	10,929
Calvert VP SRI Bal, Cl F	183,898
Calvert VP SRI Bal, Cl I	216,211
CB Var Sm Cap Gro, Cl I	48,793
Col VP Acorn	131,995
Col VP Acorn Intl	272,055
Col VP Bal, Cl 2	3,931,913
Col VP Bal, Cl 3	2,625,451
Col VP Commodity Strategy, Cl 2	216,609
Col VP Contrarian Core, Cl 2	2,090,821
Col VP Corporate Bond, Cl 2	326,069
Col VP Corporate Bond, Cl 3	365,956
Col VP Disciplined Core, Cl 2	671,538
Col VP Disciplined Core, Cl 3	106,048
Col VP Divd Opp, Cl 2	1,579,380
Col VP Divd Opp, Cl 3	370,259
Col VP Emer Mkts, Cl 2	105,629
Col VP Emer Mkts, Cl 3	83,183
Col VP Emerg Mkts Bond, Cl 2	244,928
Col VP Govt Money Mkt, Cl 2	12,960,889
Col VP Govt Money Mkt, Cl 3	2,190,755
Col VP Hi Yield Bond, Cl 2	2,276,427
Col VP Hi Yield Bond, Cl 3	515,509
Col VP Inc Opp, Cl 2	557,935
Col VP Inc Opp, Cl 3	343,370
Col VP Inter Bond, Cl 2	1,970,389
Col VP Inter Bond, Cl 3	1,136,292
Col VP Lg Cap Gro, Cl 2	2,162,246
Col VP Lg Cap Gro, Cl 3	92,337
Col VP Lg Cap Index, Cl 2	15,044,715
Col VP Lg Cap Index, Cl 3	4,735,308
Col VP Limited Duration Cr, Cl 2	1,026,388
Col VP Long Govt/Cr Bond, Cl 2	252,921
Col VP Overseas Core, Cl 2	1,356,005
Col VP Overseas Core, Cl 3	523,736
Col VP Sel Gbl Tech, Cl 2	1,662,954
Division	Purchases
Col VP Select Lg Cap Eq, Cl 2	$109,786
Col VP Select Lg Cap Val, Cl 2	579,305
Col VP Select Lg Cap Val, Cl 3	90,967
Col VP Select Mid Cap Gro, Cl 2	1,982,839
Col VP Select Mid Cap Gro, Cl 3	187,312
Col VP Select Mid Cap Val, Cl 2	1,818,602
Col VP Select Mid Cap Val, Cl 3	34,071
Col VP Select Sm Cap Val, Cl 2	207,761
Col VP Select Sm Cap Val, Cl 3	23,621
Col VP Sm Cap Val, Cl 2	126,278
Col VP Strategic Inc, Cl 2	1,262,369
Col VP US Govt Mtge, Cl 2	166,452
Col VP US Govt Mtge, Cl 3	59,683
CS Commodity Return, Cl 1	33,234
CTIVP AC Div Bond, Cl 2	213,489
CTIVP BR Gl Infl Prot Sec, Cl 2	90,964
CTIVP BR Gl Infl Prot Sec, Cl 3	190,900
CTIVP CenterSquare Real Est, Cl 2	223,277
CTIVP Prin Lg Cap Gro, Cl 1	60,473
CTIVP Prin Lg Cap Gro, Cl 2	1,027,253
CTIVP T Rowe Price LgCap Val, Cl 2	343,678
CTIVP TCW Core Plus Bond, Cl 2	1,282,902
CTIVP Vty Sycamore Estb Val, Cl 2	1,160,603
CTIVP Vty Sycamore Estb Val, Cl 3	37,586
CTIVP Wellington Lg Cap Val, Cl 2	1,643,741
CTIVP Westfield Mid Cap Gro, Cl 2	131,237
CTIVP Westfield Sel Lg Cp Gr, Cl 2	129,067
CVT EAFE Intl Index, Cl F	432,811
CVT Nasdaq 100 Index, Cl F	1,492,048
CVT Russ 2000 Sm Cap Ind, Cl F	673,161
DWS Alt Asset Alloc VIP, Cl B	439,313
EV VT Floating-Rate Inc, Init Cl	1,189,874
Fid VIP Contrafund, Serv Cl 2	15,377,334
Fid VIP Emer Mkts, Serv Cl 2	26,627
Fid VIP Energy, Serv Cl 2	286,335
Fid VIP Gro & Inc, Serv Cl	219,506
Fid VIP Gro & Inc, Serv Cl 2	1,939,372
Fid VIP Gro Opp, Serv Cl 2	624,229
Fid VIP Intl Cap Appr, Serv Cl 2	377,007
Fid VIP Invest Gr, Serv Cl 2	1,128,282
Fid VIP Mid Cap, Serv Cl	215,974
Fid VIP Mid Cap, Serv Cl 2	4,995,615
Fid VIP Overseas, Serv Cl	22,395
Fid VIP Overseas, Serv Cl 2	476,580
Fid VIP Strategic Inc, Serv Cl 2	3,554,517
Frank Global Real Est, Cl 2	72,851
Frank Inc, Cl 2	407,050
 131 ■ RiverSource of New York Variable Annuity Account

Division	Purchases
Frank Inc, Cl 4	$535,644
Frank Mutual Gbl Dis, Cl 4	64,740
Frank Mutual Shares, Cl 2	895,943
Frank Sm Cap Val, Cl 2	860,498
Frank Sm Cap Val, Cl 4	153,953
GS VIT Mid Cap Val, Inst	803,517
GS VIT Sm Cap Eq Insights, Inst	12,180
GS VIT Sm Cap Eq Insights, Serv	150,462
GS VIT U.S. Eq Insights, Inst	634,309
Invesco VI Am Fran, Ser I	28,605
Invesco VI Am Fran, Ser II	205,465
Invesco VI Bal Risk Alloc, Ser II	314,539
Invesco VI Comstock, Ser II	661,170
Invesco VI Core Eq, Ser I	560,064
Invesco VI Core Plus Bond, Ser II	202,249
Invesco VI Dis Mid Cap Gro, Ser I	68,997
Invesco VI Dis Mid Cap Gro, Ser II	50,653
Invesco VI Div Divd, Ser I	38,139
Invesco VI Div Divd, Ser II	40,319
Invesco VI EQV Intl Eq, Ser II	167,921
Invesco VI Gbl Strat Inc, Ser II	511,774
Invesco VI Global, Ser II	1,856,006
Invesco VI Hlth, Ser II	91,494
Invesco VI Main St, Ser II	38,008
Invesco VI Mn St Sm Cap, Ser II	1,921,672
Invesco VI Tech, Ser I	197,636
Invesco VI Tech, Ser II	995,633
Janus Hend VIT Gbl Tech Innov, Srv	642,953
Janus Henderson VIT Bal, Serv	3,303,942
Janus Henderson VIT Enter, Serv	45,750
Janus Henderson VIT Flex Bd, Serv	1,848,828
Janus Henderson VIT Forty, Serv	430,383
Janus Henderson VIT Overseas, Serv	399,788
Janus Henderson VIT Res, Serv	501,775
Lazard Ret Emer Mkts Eq, Serv	430,564
Lazard Ret Global Dyn MA, Serv	25,876
Lord Abt Bond Debenture, Cl VC	379,886
Lord Abt Short Dur Inc, Cl VC	265,463
LVIP AC Intl, Serv Cl	42,205
LVIP AC Intl, Std Cl II	1,946
LVIP AC Mid Cap Val, Serv Cl	497,293
LVIP AC Ultra, Serv Cl	358,687
LVIP AC Val, Serv Cl	2,202,062
LVIP AC Val, Std Cl II	45,344
LVIP JPM US Eq, Serv Cl	137,557
MFS Gbl Real Est, Serv Cl	40,840
MFS Intl Gro, Serv Cl	340,924
MFS Mass Inv Gro Stock, Serv Cl	512,251
MFS New Dis, Serv Cl	17,732
MFS Research Intl, Serv Cl	49,711
Division	Purchases
MFS Utilities, Serv Cl	$697,595
MS VIF Dis, Cl II	819,827
NB AMT Quality Eq, Cl S	86,207
Nom VIP Asset Strategy, Serv Cl	103,779
Nom VIP for Inc, Serv Cl	289,188
Nom VIP Intl Core Eq, Serv Cl	11,689
PIMCO VIT All Asset, Advisor Cl	167,382
PIMCO VIT Glb Man As Alloc, Adv Cl	22,163
PIMCO VIT Tot Return, Advisor Cl	1,980,679
Put VT Global Hlth Care, Cl IB	408,356
Put VT Intl Eq, Cl IB	51,797
Put VT Intl Val, Cl IB	46,619
Put VT Lg Cap Val, Cl IB	625,462
Put VT Sus Fut, Cl IB	4,903
Put VT Sus Leaders, Cl IA	881,864
Put VT Sus Leaders, Cl IB	95,047
Royce Micro-Cap, Invest Cl	51,722
Temp Global Bond, Cl 2	76,563
Third Ave VST Third Ave Value	53,403
VanEck VIP Global Gold, Cl S	762,711
VP Aggr, Cl 2	4,402,202
VP Aggr, Cl 4	510,227
VP Conserv, Cl 2	3,298,956
VP Conserv, Cl 4	2,281,527
VP Man Risk US, Cl 2	716,199
VP Man Risk, Cl 2	284,650
VP Man Vol Conserv Gro, Cl 2	6,091,758
VP Man Vol Conserv, Cl 2	9,912,744
VP Man Vol Gro, Cl 2	15,249,359
VP Man Vol Mod Gro, Cl 2	19,832,894
VP Mod Aggr, Cl 2	14,848,667
VP Mod Aggr, Cl 4	1,081,341
VP Mod Conserv, Cl 2	4,959,896
VP Mod Conserv, Cl 4	1,430,197
VP Mod, Cl 2	25,741,058
VP Mod, Cl 4	2,896,132
VP Ptnrs Core Bond, Cl 2	283,092
VP Ptnrs Core Eq, Cl 2	43,919
VP Ptnrs Core Eq, Cl 3	26,792
VP Ptnrs Intl Core Eq, Cl 2	771,634
VP Ptnrs Intl Gro, Cl 2	199,990
VP Ptnrs Intl Val, Cl 2	296,671
VP Ptnrs Sm Cap Gro, Cl 2	128,573
VP Ptnrs Sm Cap Val, Cl 2	123,495
VP Ptnrs Sm Cap Val, Cl 3	92,679
VP US Flex Conserv Gro, Cl 2	575,002
VP US Flex Gro, Cl 2	7,477,633
VP US Flex Mod Gro, Cl 2	4,639,475
WA Var Global Hi Yd Bond, Cl II	194,526
RiverSource of New York Variable Annuity Account ■ 132

8.
FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the division(s).
	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
AB VPS Dyn Asset Alloc, Cl B
2025	313	$1.72	to	$1.46	$503	1.68%	0.55%	to	1.85%	12.59%	to	11.14%
2024	486	$1.53	to	$1.31	$693	1.00%	0.55%	to	1.85%	9.81%	to	8.39%
2023	549	$1.39	to	$1.21	$714	0.44%	0.55%	to	1.85%	12.86%	to	11.40%
2022	984	$1.23	to	$1.09	$1,151	2.32%	0.55%	to	1.85%	(19.12)%	to	(20.16)%
2021	600	$1.52	to	$1.36	$866	1.41%	0.55%	to	1.85%	8.68%	to	7.27%
AB VPS Intl Val, Cl B
2025	1,674	$2.05	to	$1.29	$4,059	2.23%	0.55%	to	1.45%	40.50%	to	39.24%
2024	1,957	$1.46	to	$0.93	$3,388	2.26%	0.55%	to	1.45%	4.23%	to	3.29%
2023	2,181	$1.40	to	$0.90	$3,634	0.68%	0.55%	to	1.45%	14.20%	to	13.19%
2022	2,385	$1.23	to	$0.79	$3,528	4.15%	0.55%	to	1.45%	(14.27)%	to	(15.04)%
2021	2,577	$1.43	to	$0.93	$4,427	1.66%	0.55%	to	1.45%	10.25%	to	9.26%
AB VPS Lg Cap Gro, Cl B
2025	1,830	$1.70	to	$5.42	$13,928	— %	0.65%	to	1.85%	12.12%	to	10.78%
2024	1,891	$1.51	to	$4.89	$12,949	— %	0.65%	to	1.85%	24.14%	to	22.65%
2023	1,824	$1.22	to	$3.99	$10,229	— %	0.65%	to	1.85%	33.92%	to	32.33%
2022	1,675	$0.91	to	$3.02	$6,953	— %	0.65%	to	1.85%	(9.89)%(5)	to	(29.99)%
2021	1,316	$6.48	to	$4.31	$8,593	— %	0.85%	to	1.85%	27.56%	to	26.30%
AB VPS Relative Val, Cl B
2025	978	$4.70	to	$1.33	$4,405	0.88%	0.55%	to	1.55%	9.59%	to	8.51%
2024	1,095	$4.29	to	$1.22	$4,515	1.24%	0.55%	to	1.55%	12.14%	to	11.02%
2023	1,282	$3.83	to	$1.10	$4,744	1.29%	0.55%	to	1.55%	11.11%	to	10.01%
2022	1,407	$3.45	to	$1.00	$4,689	1.10%	0.55%	to	1.55%	(4.94)%	to	(0.06)%(5)
2021	1,488	$3.62	to	$2.96	$5,256	0.64%	0.55%	to	1.45%	27.14%	to	26.00%
AB VPS Sus Gbl Thematic, Cl B
2025	206	$3.44	to	$1.17	$682	— %	0.55%	to	1.55%	5.44%	to	4.39%
2024	182	$3.26	to	$1.12	$569	— %	0.55%	to	1.55%	5.38%	to	4.32%
2023	149	$3.09	to	$1.07	$448	0.03%	0.55%	to	1.55%	15.07%	to	13.93%
2022	168	$2.69	to	$0.94	$442	— %	0.55%	to	1.55%	(27.57)%	to	(6.14)%(5)
2021	186	$3.71	to	$3.50	$681	— %	0.55%	to	1.45%	21.90%	to	20.81%
Allspg VT Index Asset Alloc, Cl 2
2025	544	$4.50	to	$4.63	$2,424	1.25%	0.75%	to	1.20%	10.65%	to	10.15%
2024	563	$4.07	to	$4.20	$2,271	1.31%	0.75%	to	1.20%	14.01%	to	13.49%
2023	670	$3.57	to	$3.70	$2,386	0.96%	0.75%	to	1.20%	15.83%	to	15.31%
2022	642	$3.08	to	$3.21	$1,978	0.63%	0.75%	to	1.20%	(17.64)%	to	(18.01)%
2021	692	$3.74	to	$3.91	$2,588	0.58%	0.75%	to	1.20%	15.13%	to	14.61%
Allspg VT Opp, Cl 2
2025	446	$6.10	to	$3.06	$2,762	0.05%	0.55%	to	1.85%	6.13%	to	4.75%
2024	505	$5.75	to	$2.92	$2,963	0.05%	0.55%	to	1.85%	14.41%	to	12.93%
2023	502	$5.03	to	$2.58	$2,553	— %	0.55%	to	1.85%	25.81%	to	24.19%
2022	533	$4.00	to	$2.08	$2,164	— %	0.55%	to	1.85%	(21.24)%	to	(22.25)%
2021	635	$5.07	to	$2.68	$3,255	0.04%	0.55%	to	1.85%	24.09%	to	22.49%
Allspg VT Sm Cap Gro, Cl 2
2025	761	$5.66	to	$2.65	$3,838	— %	0.55%	to	1.85%	8.66%	to	7.25%
2024	966	$5.21	to	$2.47	$4,483	— %	0.55%	to	1.85%	18.05%	to	16.51%
2023	1,054	$4.42	to	$2.12	$4,170	— %	0.55%	to	1.85%	3.54%	to	2.20%
2022	1,113	$4.26	to	$2.07	$4,256	— %	0.55%	to	1.85%	(34.78)%	to	(35.62)%
2021	1,096	$6.54	to	$3.22	$6,481	— %	0.55%	to	1.85%	7.05%	to	5.66%
ALPS Alerian Engy Infr, Class III
2025	1,143	$1.92	to	$1.63	$2,066	4.30%	0.55%	to	1.85%	4.09%	to	2.74%
2024	1,286	$1.84	to	$1.58	$2,246	3.52%	0.55%	to	1.85%	39.82%	to	38.01%
2023	1,617	$1.32	to	$1.15	$2,022	3.07%	0.55%	to	1.85%	13.28%	to	11.82%
2022	1,767	$1.16	to	$1.03	$1,963	4.41%	0.55%	to	1.85%	16.68%	to	15.18%
 133 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	1,865	$1.00	to	$0.89	$1,786	1.95%	0.55%	to	1.85%	37.02%	to	35.25%
BlackRock Adv SMID Cap VI, Cl III
2025	493	$1.39	to	$1.35	$677	1.83%	0.65%	to	1.55%	10.15%	to	9.17%
2024	290	$1.26	to	$1.23	$364	1.51%	0.65%	to	1.55%	10.98%	to	9.99%
2023	258	$1.14	to	$1.12	$293	2.73%	0.65%	to	1.55%	17.86%	to	16.82%
2022	135	$0.97	to	$0.96	$131	5.12%	0.65%	to	1.55%	(4.28)%(5)	to	(4.84)%(5)
BlackRock Global Alloc, Cl III
2025	3,794	$2.25	to	$1.75	$7,994	4.39%	0.55%	to	1.85%	18.85%	to	17.32%
2024	3,805	$1.89	to	$1.49	$6,783	0.82%	0.55%	to	1.85%	8.32%	to	6.93%
2023	3,690	$1.75	to	$1.40	$6,171	2.59%	0.55%	to	1.85%	11.88%	to	10.44%
2022	3,685	$1.56	to	$1.26	$5,542	— %	0.55%	to	1.85%	(16.53)%	to	(17.61)%
2021	3,669	$1.87	to	$1.53	$6,656	0.92%	0.55%	to	1.85%	5.83%	to	4.47%
BNY Mellon Sus US Eq, Serv
2025	57	$1.61	to	$1.56	$94	0.06%	0.65%	to	1.55%	14.93%	to	13.90%
2024	57	$1.40	to	$1.37	$82	0.38%	0.65%	to	1.55%	23.77%	to	22.65%
2023	55	$1.13	to	$1.12	$64	0.06%	0.65%	to	1.55%	22.71%	to	21.61%
2022	—	$0.92	to	$0.92	$3	— %	0.65%	to	1.55%	(7.93)%(5)	to	(8.48)%(5)
Calvert VP SRI Bal, Cl F
2025	452	$1.44	to	$1.39	$643	1.87%	0.65%	to	1.55%	10.95%	to	9.96%
2024	364	$1.30	to	$1.26	$469	1.94%	0.65%	to	1.55%	18.15%	to	17.07%
2023	288	$1.10	to	$1.08	$315	2.12%	0.65%	to	1.55%	15.67%	to	14.64%
2022	91	$0.95	to	$0.94	$87	2.18%	0.65%	to	1.55%	(5.21)%(5)	to	(5.79)%(5)
Calvert VP SRI Bal, Cl I
2025	690	$3.86	to	$3.98	$2,369	1.62%	0.55%	to	1.20%	10.87%	to	10.15%
2024	740	$3.48	to	$3.61	$2,300	1.72%	0.55%	to	1.20%	18.95%	to	18.18%
2023	742	$2.93	to	$3.06	$1,949	1.68%	0.55%	to	1.20%	16.18%	to	15.43%
2022	461	$2.52	to	$2.65	$1,052	1.15%	0.55%	to	1.20%	(15.88)%	to	(16.42)%
2021	218	$3.00	to	$3.17	$590	1.17%	0.55%	to	1.20%	14.48%	to	13.74%
CB Var Sm Cap Gro, Cl I
2025	122	$4.25	to	$3.59	$488	— %	0.55%	to	1.45%	8.63%	to	7.66%
2024	123	$3.91	to	$3.34	$455	— %	0.55%	to	1.45%	3.92%	to	2.99%
2023	133	$3.77	to	$3.24	$472	— %	0.55%	to	1.45%	7.81%	to	6.85%
2022	132	$3.49	to	$3.03	$437	— %	0.55%	to	1.45%	(29.24)%	to	(29.87)%
2021	142	$4.94	to	$4.33	$666	— %	0.55%	to	1.45%	11.99%	to	10.99%
Col VP Acorn
2025	1,260	$4.60	to	$1.27	$7,343	— %	0.55%	to	1.55%	3.90%	to	2.86%
2024	1,450	$4.42	to	$1.24	$8,151	— %	0.55%	to	1.55%	13.55%	to	12.41%
2023	1,691	$3.90	to	$1.10	$8,406	— %	0.55%	to	1.55%	21.07%	to	19.87%
2022	1,848	$3.22	to	$0.92	$7,660	— %	0.55%	to	1.55%	(33.83)%	to	(9.83)%(5)
2021	1,997	$4.86	to	$3.85	$12,517	0.73%	0.55%	to	1.45%	8.30%	to	7.33%
Col VP Acorn Intl
2025	1,448	$3.54	to	$1.04	$4,326	1.26%	0.55%	to	1.55%	12.14%	to	11.03%
2024	1,641	$3.16	to	$0.93	$4,367	1.36%	0.55%	to	1.55%	(8.75)%	to	(9.67)%
2023	1,883	$3.46	to	$1.03	$5,634	0.32%	0.55%	to	1.55%	16.32%	to	15.16%
2022	2,053	$2.97	to	$0.90	$5,273	0.92%	0.55%	to	1.55%	(34.21)%	to	(9.03)%(5)
2021	2,201	$4.52	to	$2.71	$8,547	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
Col VP Bal, Cl 2
2025	18,022	$1.43	to	$1.30	$24,045	— %	0.65%	to	1.55%	13.01%	to	12.00%
2024	15,637	$1.26	to	$1.16	$18,491	— %	0.65%	to	1.55%	13.56%	to	12.54%
2023	12,308	$1.11	to	$1.03	$12,876	— %	0.65%	to	1.55%	20.32%	to	19.24%
2022	9,421	$0.93	to	$0.86	$8,221	— %	0.65%	to	1.55%	(7.47)%(5)	to	(18.14)%
2021	2,845	$1.06	to	$1.06	$3,011	— %	0.95%	to	1.55%	5.79%(6)	to	5.37%(6)
Col VP Bal, Cl 3
2025	12,703	$4.30	to	$2.48	$49,067	— %	0.55%	to	1.85%	13.29%	to	11.83%
RiverSource of New York Variable Annuity Account ■ 134

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	15,401	$3.79	to	$2.22	$52,593	— %	0.55%	to	1.85%	13.80%	to	12.32%
2023	16,442	$3.33	to	$1.98	$49,685	— %	0.55%	to	1.85%	20.57%	to	19.02%
2022	16,873	$2.77	to	$1.66	$42,719	— %	0.55%	to	1.85%	(17.20)%	to	(18.27)%
2021	16,796	$3.34	to	$2.03	$51,780	— %	0.55%	to	1.85%	14.11%	to	12.63%
Col VP Commodity Strategy, Cl 2
2025	860	$0.97	to	$0.82	$785	8.33%	0.55%	to	1.85%	14.67%	to	13.19%
2024	777	$0.85	to	$0.73	$623	3.40%	0.55%	to	1.85%	6.51%	to	5.12%
2023	870	$0.80	to	$0.69	$658	22.37%	0.55%	to	1.85%	(7.65)%	to	(8.84)%
2022	782	$0.86	to	$0.76	$642	24.85%	0.55%	to	1.85%	18.05%	to	16.53%
2021	1,073	$0.73	to	$0.65	$754	— %	0.55%	to	1.85%	31.29%	to	29.59%
Col VP Contrarian Core, Cl 2
2025	1,840	$4.90	to	$4.15	$8,460	— %	0.55%	to	1.85%	16.71%	to	15.20%
2024	1,798	$4.20	to	$3.61	$7,115	— %	0.55%	to	1.85%	22.42%	to	20.83%
2023	1,860	$3.43	to	$2.98	$6,034	— %	0.55%	to	1.85%	31.17%	to	29.48%
2022	1,734	$2.62	to	$2.31	$4,305	— %	0.55%	to	1.85%	(19.30)%	to	(20.34)%
2021	1,796	$3.24	to	$2.89	$5,557	— %	0.55%	to	1.85%	23.28%	to	21.69%
Col VP Corporate Bond, Cl 2
2025	1,345	$1.13	to	$0.84	$1,387	6.55%	0.65%	to	1.85%	6.86%	to	5.58%
2024	1,255	$1.06	to	$0.80	$1,217	2.94%	0.65%	to	1.85%	2.63%	to	1.39%
2023	1,150	$1.03	to	$0.78	$1,091	3.02%	0.65%	to	1.85%	8.76%	to	7.46%
2022	1,083	$0.95	to	$0.73	$948	3.18%	0.65%	to	1.85%	(4.91)%(5)	to	(15.20)%
2021	940	$1.06	to	$0.86	$962	3.62%	0.85%	to	1.85%	0.18%	to	(0.82)%
Col VP Corporate Bond, Cl 3
2025	1,319	$1.41	to	$1.19	$2,215	6.81%	0.55%	to	1.45%	7.16%	to	6.19%
2024	1,528	$1.32	to	$1.12	$2,403	3.31%	0.55%	to	1.45%	2.68%	to	1.75%
2023	1,623	$1.29	to	$1.10	$2,469	3.24%	0.55%	to	1.45%	9.21%	to	8.23%
2022	1,815	$1.18	to	$1.02	$2,537	3.44%	0.55%	to	1.45%	(14.08)%	to	(14.85)%
2021	2,042	$1.37	to	$1.19	$3,335	4.04%	0.55%	to	1.45%	0.59%	to	(0.32)%
Col VP Disciplined Core, Cl 2
2025	600	$1.61	to	$3.85	$3,943	— %	0.65%	to	1.85%	13.61%	to	12.26%
2024	637	$1.42	to	$3.43	$3,705	— %	0.65%	to	1.85%	24.91%	to	23.42%
2023	678	$1.13	to	$2.78	$3,182	— %	0.65%	to	1.85%	23.28%	to	21.81%
2022	556	$0.92	to	$2.28	$2,123	— %	0.65%	to	1.85%	(8.58)%(5)	to	(20.42)%
2021	480	$4.90	to	$2.87	$2,288	— %	0.85%	to	1.85%	31.31%	to	30.01%
Col VP Disciplined Core, Cl 3
2025	3,703	$6.40	to	$5.00	$21,181	— %	0.55%	to	1.45%	13.86%	to	12.84%
2024	4,079	$5.62	to	$4.43	$20,585	— %	0.55%	to	1.45%	25.20%	to	24.08%
2023	4,412	$4.49	to	$3.57	$17,906	— %	0.55%	to	1.45%	23.55%	to	22.45%
2022	4,860	$3.63	to	$2.91	$16,098	— %	0.55%	to	1.45%	(19.27)%	to	(20.00)%
2021	5,345	$4.50	to	$3.64	$21,946	— %	0.55%	to	1.45%	31.84%	to	30.66%
Col VP Divd Opp, Cl 2
2025	2,169	$1.37	to	$2.49	$8,453	— %	0.65%	to	1.85%	14.82%	to	13.45%
2024	2,038	$1.20	to	$2.19	$6,945	— %	0.65%	to	1.85%	14.37%	to	13.00%
2023	1,943	$1.05	to	$1.94	$5,830	— %	0.65%	to	1.85%	4.16%	to	2.92%
2022	1,771	$1.01	to	$1.89	$5,129	— %	0.65%	to	1.85%	0.26%(5)	to	(3.19)%
2021	1,208	$3.07	to	$1.95	$3,600	— %	0.85%	to	1.85%	24.83%	to	23.59%
Col VP Divd Opp, Cl 3
2025	3,965	$4.75	to	$3.23	$20,616	— %	0.55%	to	1.45%	15.05%	to	14.02%
2024	4,682	$4.13	to	$2.83	$21,176	— %	0.55%	to	1.45%	14.64%	to	13.61%
2023	5,006	$3.60	to	$2.49	$19,916	— %	0.55%	to	1.45%	4.38%	to	3.45%
2022	5,400	$3.45	to	$2.41	$20,629	— %	0.55%	to	1.45%	(1.78)%	to	(2.65)%
2021	5,968	$3.51	to	$2.47	$23,277	— %	0.55%	to	1.45%	25.33%	to	24.20%
Col VP Emer Mkts, Cl 2
2025	1,507	$1.31	to	$1.35	$2,559	0.07%	0.65%	to	1.85%	30.02%	to	28.48%
 135 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	1,964	$1.01	to	$1.05	$2,572	1.02%	0.65%	to	1.85%	4.77%	to	3.51%
2023	2,046	$0.96	to	$1.02	$2,566	— %	0.65%	to	1.85%	8.49%	to	7.20%
2022	2,060	$0.88	to	$0.95	$2,390	— %	0.65%	to	1.85%	(11.55)%(5)	to	(34.30)%
2021	1,783	$1.79	to	$1.44	$3,116	0.84%	0.85%	to	1.85%	(8.26)%	to	(9.17)%
Col VP Emer Mkts, Cl 3
2025	1,220	$3.82	to	$2.16	$4,128	0.17%	0.55%	to	1.45%	30.30%	to	29.13%
2024	1,412	$2.93	to	$1.68	$3,690	1.16%	0.55%	to	1.45%	4.92%	to	3.97%
2023	1,652	$2.79	to	$1.61	$4,053	— %	0.55%	to	1.45%	8.71%	to	7.74%
2022	1,752	$2.57	to	$1.50	$3,977	— %	0.55%	to	1.45%	(33.34)%	to	(33.94)%
2021	2,138	$3.85	to	$2.26	$7,130	0.99%	0.55%	to	1.45%	(7.84)%	to	(8.67)%
Col VP Emerg Mkts Bond, Cl 2
2025	975	$1.26	to	$1.07	$1,160	5.15%	0.55%	to	1.85%	12.03%	to	10.59%
2024	943	$1.13	to	$0.97	$1,007	4.86%	0.55%	to	1.85%	5.55%	to	4.18%
2023	1,068	$1.07	to	$0.93	$1,084	5.23%	0.55%	to	1.85%	9.41%	to	8.00%
2022	1,154	$0.98	to	$0.86	$1,076	4.05%	0.55%	to	1.85%	(16.61)%	to	(17.69)%
2021	1,313	$1.17	to	$1.04	$1,478	3.72%	0.55%	to	1.85%	(2.98)%	to	(4.25)%
Col VP Govt Money Mkt, Cl 2
2025	17,541	$1.12	to	$0.94	$17,619	3.65%	0.65%	to	1.85%	3.05%	to	1.80%
2024	14,609	$1.09	to	$0.92	$14,325	4.63%	0.65%	to	1.85%	4.05%	to	2.80%
2023	16,946	$1.04	to	$0.89	$16,428	4.40%	0.65%	to	1.85%	3.79%	to	2.55%
2022	14,646	$1.01	to	$0.87	$13,763	1.38%	0.65%	to	1.85%	0.66%(5)	to	(0.75)%
2021	7,055	$0.94	to	$0.88	$6,474	0.01%	0.85%	to	1.85%	(0.83)%	to	(1.83)%
Col VP Govt Money Mkt, Cl 3
2025	7,152	$1.23	to	$0.99	$8,300	3.78%	0.55%	to	1.45%	3.27%	to	2.35%
2024	7,655	$1.19	to	$0.97	$8,631	4.72%	0.55%	to	1.45%	4.29%	to	3.35%
2023	6,989	$1.14	to	$0.93	$7,555	4.50%	0.55%	to	1.45%	4.02%	to	3.10%
2022	7,686	$1.10	to	$0.91	$7,984	1.20%	0.55%	to	1.45%	0.61%	to	(0.30)%
2021	6,690	$1.09	to	$0.91	$6,995	0.01%	0.55%	to	1.45%	(0.52)%	to	(1.44)%
Col VP Hi Yield Bond, Cl 2
2025	3,505	$1.23	to	$1.41	$7,084	6.11%	0.65%	to	1.85%	7.79%	to	6.51%
2024	2,977	$1.14	to	$1.33	$5,574	5.73%	0.65%	to	1.85%	6.18%	to	4.90%
2023	2,524	$1.07	to	$1.26	$4,479	5.43%	0.65%	to	1.85%	11.15%	to	9.82%
2022	2,194	$0.96	to	$1.15	$3,547	4.97%	0.65%	to	1.85%	(2.98)%(5)	to	(12.40)%
2021	2,132	$1.92	to	$1.31	$3,964	4.71%	0.85%	to	1.85%	3.90%	to	2.86%
Col VP Hi Yield Bond, Cl 3
2025	1,463	$3.19	to	$2.48	$5,117	6.01%	0.55%	to	1.45%	7.95%	to	6.98%
2024	1,562	$2.95	to	$2.32	$5,068	5.69%	0.55%	to	1.45%	6.36%	to	5.40%
2023	1,735	$2.78	to	$2.20	$5,298	5.31%	0.55%	to	1.45%	11.47%	to	10.47%
2022	1,918	$2.49	to	$1.99	$5,298	5.08%	0.55%	to	1.45%	(11.19)%	to	(11.99)%
2021	2,071	$2.80	to	$2.26	$6,497	5.02%	0.55%	to	1.45%	4.29%	to	3.35%
Col VP Inc Opp, Cl 2
2025	2,075	$1.21	to	$1.21	$4,128	1.79%	0.65%	to	1.85%	7.73%	to	6.44%
2024	2,110	$1.13	to	$1.14	$3,912	5.38%	0.65%	to	1.85%	5.02%	to	3.76%
2023	2,124	$1.07	to	$1.10	$3,757	4.88%	0.65%	to	1.85%	10.64%	to	9.32%
2022	2,388	$0.97	to	$1.00	$3,827	5.25%	0.65%	to	1.85%	(2.41)%(5)	to	(11.87)%
2021	2,232	$1.85	to	$1.14	$4,027	8.73%	0.85%	to	1.85%	3.26%	to	2.23%
Col VP Inc Opp, Cl 3
2025	1,557	$2.96	to	$2.37	$4,170	1.85%	0.55%	to	1.45%	7.98%	to	7.01%
2024	1,694	$2.74	to	$2.21	$4,228	5.51%	0.55%	to	1.45%	5.31%	to	4.36%
2023	1,788	$2.60	to	$2.12	$4,263	5.05%	0.55%	to	1.45%	10.90%	to	9.91%
2022	1,954	$2.35	to	$1.93	$4,216	5.12%	0.55%	to	1.45%	(10.70)%	to	(11.50)%
2021	2,341	$2.63	to	$2.18	$5,690	8.96%	0.55%	to	1.45%	3.90%	to	2.97%
Col VP Inter Bond, Cl 2
2025	6,151	$1.07	to	$1.03	$8,022	5.20%	0.65%	to	1.85%	8.13%	to	6.84%
RiverSource of New York Variable Annuity Account ■ 136

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	5,629	$0.99	to	$0.96	$6,819	4.69%	0.65%	to	1.85%	1.07%	to	(0.14)%
2023	5,020	$0.98	to	$0.97	$6,041	2.07%	0.65%	to	1.85%	5.40%	to	4.14%
2022	4,303	$0.93	to	$0.93	$4,934	3.05%	0.65%	to	1.85%	(6.86)%(5)	to	(18.74)%
2021	3,643	$1.44	to	$1.14	$5,103	3.14%	0.85%	to	1.85%	(1.43)%	to	(2.41)%
Col VP Inter Bond, Cl 3
2025	5,386	$1.79	to	$1.47	$10,260	5.28%	0.55%	to	1.45%	8.44%	to	7.47%
2024	5,953	$1.65	to	$1.37	$10,453	4.68%	0.55%	to	1.45%	1.28%	to	0.37%
2023	6,273	$1.63	to	$1.36	$10,924	2.21%	0.55%	to	1.45%	5.61%	to	4.67%
2022	6,883	$1.54	to	$1.30	$11,425	3.05%	0.55%	to	1.45%	(17.62)%	to	(18.36)%
2021	7,537	$1.87	to	$1.60	$15,328	3.16%	0.55%	to	1.45%	(0.90)%	to	(1.79)%
Col VP Lg Cap Gro, Cl 2
2025	1,604	$1.82	to	$5.01	$10,528	— %	0.65%	to	1.85%	15.10%	to	13.73%
2024	1,514	$1.59	to	$4.40	$10,066	— %	0.65%	to	1.85%	30.16%	to	28.60%
2023	1,465	$1.22	to	$3.42	$7,518	— %	0.65%	to	1.85%	41.85%	to	40.16%
2022	1,247	$0.86	to	$2.44	$4,852	— %	0.65%	to	1.85%	(15.22)%(5)	to	(32.79)%
2021	882	$5.96	to	$3.63	$5,119	— %	0.85%	to	1.85%	27.27%	to	26.00%
Col VP Lg Cap Gro, Cl 3
2025	1,092	$8.38	to	$6.60	$4,835	— %	0.55%	to	1.45%	15.34%	to	14.31%
2024	1,290	$7.27	to	$5.77	$4,966	— %	0.55%	to	1.45%	30.46%	to	29.29%
2023	1,468	$5.57	to	$4.47	$4,310	— %	0.55%	to	1.45%	42.17%	to	40.90%
2022	1,633	$3.92	to	$3.17	$3,360	— %	0.55%	to	1.45%	(31.82)%	to	(32.43)%
2021	1,775	$5.75	to	$4.69	$5,240	— %	0.55%	to	1.45%	27.83%	to	26.69%
Col VP Lg Cap Index, Cl 2
2025	32,444	$1.68	to	$1.59	$52,965	— %	0.65%	to	1.55%	16.49%	to	15.45%
2024	29,677	$1.44	to	$1.38	$41,717	— %	0.65%	to	1.55%	23.59%	to	22.48%
2023	17,794	$1.16	to	$1.13	$20,353	— %	0.65%	to	1.55%	24.84%	to	23.73%
2022	10,988	$0.93	to	$0.91	$10,096	— %	0.65%	to	1.55%	(7.22)%(5)	to	(19.79)%
2021	3,471	$1.14	to	$1.14	$3,954	— %	0.95%	to	1.55%	13.67%(6)	to	13.22%(6)
Col VP Lg Cap Index, Cl 3
2025	15,167	$7.08	to	$4.06	$87,186	— %	0.55%	to	1.85%	16.78%	to	15.27%
2024	17,267	$6.06	to	$3.53	$85,255	— %	0.55%	to	1.85%	23.85%	to	22.25%
2023	18,551	$4.90	to	$2.88	$73,880	— %	0.55%	to	1.85%	25.13%	to	23.52%
2022	17,222	$3.91	to	$2.33	$55,435	— %	0.55%	to	1.85%	(18.89)%	to	(19.94)%
2021	16,719	$4.82	to	$2.92	$66,822	— %	0.55%	to	1.85%	27.51%	to	25.87%
Col VP Limited Duration Cr, Cl 2
2025	3,152	$1.16	to	$1.04	$3,875	6.33%	0.55%	to	1.85%	5.43%	to	4.07%
2024	3,276	$1.10	to	$1.00	$3,819	3.42%	0.55%	to	1.85%	4.06%	to	2.70%
2023	3,415	$1.06	to	$0.97	$3,847	3.11%	0.55%	to	1.85%	6.07%	to	4.71%
2022	3,776	$1.00	to	$0.93	$4,030	0.54%	0.55%	to	1.85%	(6.87)%	to	(8.07)%
2021	3,318	$1.07	to	$1.01	$3,808	1.42%	0.55%	to	1.85%	(1.38)%	to	(2.67)%
Col VP Long Govt/Cr Bond, Cl 2
2025	1,233	$1.07	to	$0.91	$1,244	8.06%	0.55%	to	1.85%	5.40%	to	4.04%
2024	1,230	$1.01	to	$0.87	$1,180	3.95%	0.55%	to	1.85%	(4.93)%	to	(6.16)%
2023	1,359	$1.07	to	$0.93	$1,388	3.07%	0.55%	to	1.85%	6.09%	to	4.72%
2022	1,252	$1.01	to	$0.89	$1,212	2.25%	0.55%	to	1.85%	(28.09)%	to	(29.02)%
2021	963	$1.40	to	$1.25	$1,297	1.80%	0.55%	to	1.85%	(3.99)%	to	(5.24)%
Col VP Overseas Core, Cl 2
2025	1,318	$1.56	to	$1.79	$3,275	1.48%	0.65%	to	1.85%	36.96%	to	35.33%
2024	975	$1.14	to	$1.33	$1,759	3.73%	0.65%	to	1.85%	2.56%	to	1.34%
2023	603	$1.11	to	$1.31	$1,092	1.58%	0.65%	to	1.85%	14.58%	to	13.21%
2022	539	$0.97	to	$1.16	$855	0.73%	0.65%	to	1.85%	(2.28)%(5)	to	(16.46)%
2021	524	$1.94	to	$1.38	$986	1.16%	0.85%	to	1.85%	8.81%	to	7.74%
Col VP Overseas Core, Cl 3
2025	1,523	$3.30	to	$2.18	$3,936	1.69%	0.55%	to	1.45%	37.35%	to	36.12%
 137 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	1,422	$2.40	to	$1.60	$2,729	4.30%	0.55%	to	1.45%	2.77%	to	1.85%
2023	1,571	$2.34	to	$1.58	$2,950	1.82%	0.55%	to	1.45%	14.84%	to	13.81%
2022	1,717	$2.04	to	$1.38	$2,834	0.81%	0.55%	to	1.45%	(15.27)%	to	(16.03)%
2021	1,872	$2.40	to	$1.65	$3,685	1.18%	0.55%	to	1.45%	9.28%	to	8.30%
Col VP Sel Gbl Tech, Cl 2
2025	1,504	$2.07	to	$2.00	$3,071	— %	0.65%	to	1.55%	33.50%	to	32.31%
2024	834	$1.55	to	$1.52	$1,284	— %	0.65%	to	1.55%	25.76%	to	24.62%
2023	436	$1.23	to	$1.22	$537	— %	0.65%	to	1.55%	43.94%	to	42.65%
2022	97	$0.86	to	$0.85	$84	— %	0.65%	to	1.55%	(15.93)%(5)	to	(16.44)%(5)
Col VP Select Lg Cap Eq, Cl 2
2025	518	$1.63	to	$1.58	$830	— %	0.65%	to	1.55%	13.23%	to	12.21%
2024	553	$1.44	to	$1.41	$787	— %	0.65%	to	1.55%	23.02%	to	21.91%
2023	196	$1.17	to	$1.16	$228	— %	0.65%	to	1.55%	26.94%	to	25.81%
2022	—	$0.92	to	$0.92	$0	— %	0.65%	to	1.55%	(8.22)%(5)	to	(8.76)%(5)
Col VP Select Lg Cap Val, Cl 2
2025	1,372	$1.49	to	$3.23	$5,559	— %	0.65%	to	1.85%	27.14%	to	25.63%
2024	1,337	$1.18	to	$2.57	$4,758	— %	0.65%	to	1.85%	11.85%	to	10.51%
2023	1,239	$1.05	to	$2.33	$3,905	— %	0.65%	to	1.85%	4.43%	to	3.19%
2022	1,095	$1.01	to	$2.26	$3,535	— %	0.65%	to	1.85%	0.22%(5)	to	(3.85)%
2021	536	$3.98	to	$2.35	$2,062	— %	0.85%	to	1.85%	24.91%	to	23.67%
Col VP Select Lg Cap Val, Cl 3
2025	207	$5.75	to	$4.40	$1,032	— %	0.55%	to	1.45%	27.40%	to	26.26%
2024	218	$4.51	to	$3.49	$863	— %	0.55%	to	1.45%	12.13%	to	11.12%
2023	224	$4.03	to	$3.14	$793	— %	0.55%	to	1.45%	4.65%	to	3.72%
2022	293	$3.85	to	$3.02	$998	— %	0.55%	to	1.45%	(2.49)%	to	(3.36)%
2021	271	$3.94	to	$3.13	$953	— %	0.55%	to	1.45%	25.46%	to	24.33%
Col VP Select Mid Cap Gro, Cl 2
2025	759	$1.63	to	$3.29	$3,479	— %	0.65%	to	1.85%	14.12%	to	12.76%
2024	762	$1.43	to	$2.92	$3,066	— %	0.65%	to	1.85%	22.56%	to	21.09%
2023	731	$1.16	to	$2.41	$2,409	— %	0.65%	to	1.85%	24.12%	to	22.64%
2022	596	$0.94	to	$1.97	$1,582	— %	0.65%	to	1.85%	(7.66)%(5)	to	(32.28)%
2021	448	$4.06	to	$2.90	$1,755	— %	0.85%	to	1.85%	15.29%	to	14.14%
Col VP Select Mid Cap Gro, Cl 3
2025	932	$5.76	to	$4.82	$4,498	— %	0.55%	to	1.45%	14.37%	to	13.35%
2024	983	$5.04	to	$4.26	$4,161	— %	0.55%	to	1.45%	22.85%	to	21.74%
2023	974	$4.10	to	$3.50	$3,329	— %	0.55%	to	1.45%	24.40%	to	23.29%
2022	1,107	$3.30	to	$2.84	$3,056	— %	0.55%	to	1.45%	(31.30)%	to	(31.91)%
2021	1,182	$4.80	to	$4.17	$4,791	— %	0.55%	to	1.45%	15.77%	to	14.73%
Col VP Select Mid Cap Val, Cl 2
2025	741	$1.36	to	$2.70	$3,239	— %	0.65%	to	1.85%	13.14%	to	11.79%
2024	793	$1.20	to	$2.42	$3,087	— %	0.65%	to	1.85%	11.54%	to	10.20%
2023	793	$1.08	to	$2.19	$2,768	— %	0.65%	to	1.85%	9.34%	to	8.04%
2022	566	$0.98	to	$2.03	$1,847	— %	0.65%	to	1.85%	(2.12)%(5)	to	(11.32)%
2021	435	$3.78	to	$2.29	$1,585	— %	0.85%	to	1.85%	30.86%	to	29.56%
Col VP Select Mid Cap Val, Cl 3
2025	312	$4.88	to	$3.77	$1,435	— %	0.55%	to	1.45%	13.38%	to	12.37%
2024	370	$4.30	to	$3.36	$1,501	— %	0.55%	to	1.45%	11.79%	to	10.78%
2023	460	$3.85	to	$3.03	$1,706	— %	0.55%	to	1.45%	9.58%	to	8.60%
2022	514	$3.51	to	$2.79	$1,743	— %	0.55%	to	1.45%	(10.06)%	to	(10.86)%
2021	568	$3.91	to	$3.13	$2,159	— %	0.55%	to	1.45%	31.41%	to	30.23%
Col VP Select Sm Cap Val, Cl 2
2025	402	$1.29	to	$2.28	$1,233	— %	0.65%	to	1.85%	5.61%	to	4.35%
2024	493	$1.22	to	$2.18	$1,507	— %	0.65%	to	1.85%	12.92%	to	11.57%
2023	511	$1.08	to	$1.96	$1,392	— %	0.65%	to	1.85%	12.12%	to	10.78%
RiverSource of New York Variable Annuity Account ■ 138

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	454	$0.96	to	$1.77	$1,104	— %	0.65%	to	1.85%	(4.31)%(5)	to	(16.48)%
2021	302	$3.51	to	$2.11	$1,024	— %	0.85%	to	1.85%	29.51%	to	28.22%
Col VP Select Sm Cap Val, Cl 3
2025	320	$4.04	to	$3.22	$1,407	— %	0.55%	to	1.45%	5.86%	to	4.91%
2024	349	$3.82	to	$3.07	$1,459	— %	0.55%	to	1.45%	13.18%	to	12.16%
2023	379	$3.38	to	$2.74	$1,419	— %	0.55%	to	1.45%	12.36%	to	11.35%
2022	423	$3.00	to	$2.46	$1,415	— %	0.55%	to	1.45%	(15.29)%	to	(16.04)%
2021	394	$3.55	to	$2.93	$1,586	— %	0.55%	to	1.45%	30.08%	to	28.92%
Col VP Sm Cap Val, Cl 2
2025	210	$1.47	to	$1.42	$306	1.07%	0.65%	to	1.55%	13.91%	to	12.89%
2024	149	$1.29	to	$1.26	$191	0.56%	0.65%	to	1.55%	7.97%	to	6.99%
2023	24	$1.20	to	$1.18	$30	0.43%	0.65%	to	1.55%	20.87%	to	19.80%
2022	13	$0.99	to	$0.98	$14	0.22%	0.65%	to	1.55%	(1.99)%(5)	to	(2.56)%(5)
Col VP Strategic Inc, Cl 2
2025	3,717	$1.14	to	$1.17	$5,089	4.23%	0.65%	to	1.85%	6.47%	to	5.19%
2024	4,208	$1.07	to	$1.11	$5,404	4.59%	0.65%	to	1.85%	3.82%	to	2.58%
2023	3,224	$1.03	to	$1.08	$4,012	3.45%	0.65%	to	1.85%	8.49%	to	7.21%
2022	2,554	$0.95	to	$1.01	$2,951	2.70%	0.65%	to	1.85%	(4.13)%(5)	to	(13.14)%
2021	2,835	$1.36	to	$1.16	$3,732	5.23%	0.85%	to	1.85%	0.77%	to	(0.24)%
Col VP US Govt Mtge, Cl 2
2025	1,245	$1.07	to	$0.97	$1,357	1.57%	0.65%	to	1.85%	8.13%	to	6.83%
2024	2,700	$0.99	to	$0.91	$2,742	3.89%	0.65%	to	1.85%	0.67%	to	(0.54)%
2023	1,365	$0.98	to	$0.92	$1,370	2.65%	0.65%	to	1.85%	4.75%	to	3.49%
2022	1,570	$0.94	to	$0.89	$1,507	1.97%	0.65%	to	1.85%	(5.83)%(5)	to	(15.89)%
2021	1,225	$1.16	to	$1.05	$1,383	1.72%	0.85%	to	1.85%	(2.04)%	to	(3.01)%
Col VP US Govt Mtge, Cl 3
2025	1,236	$1.36	to	$1.11	$1,704	2.07%	0.55%	to	1.45%	8.46%	to	7.49%
2024	1,429	$1.25	to	$1.03	$1,824	3.17%	0.55%	to	1.45%	0.88%	to	(0.02)%
2023	1,701	$1.24	to	$1.03	$2,161	2.66%	0.55%	to	1.45%	4.97%	to	4.04%
2022	1,783	$1.18	to	$0.99	$2,168	1.98%	0.55%	to	1.45%	(14.73)%	to	(15.50)%
2021	2,335	$1.39	to	$1.18	$3,302	1.94%	0.55%	to	1.45%	(1.61)%	to	(2.49)%
CS Commodity Return, Cl 1
2025	559	$0.78	to	$0.67	$412	4.28%	0.55%	to	1.45%	14.73%	to	13.70%
2024	632	$0.68	to	$0.59	$407	3.07%	0.55%	to	1.45%	4.25%	to	3.31%
2023	709	$0.65	to	$0.57	$440	21.49%	0.55%	to	1.45%	(9.61)%	to	(10.42)%
2022	825	$0.72	to	$0.64	$568	17.10%	0.55%	to	1.45%	15.39%	to	14.36%
2021	1,134	$0.63	to	$0.56	$679	4.78%	0.55%	to	1.45%	27.20%	to	26.06%
CTIVP AC Div Bond, Cl 2
2025	1,404	$1.05	to	$0.99	$1,694	2.99%	0.65%	to	1.85%	6.55%	to	5.28%
2024	1,457	$0.98	to	$0.94	$1,654	4.00%	0.65%	to	1.85%	0.87%	to	(0.34)%
2023	1,400	$0.98	to	$0.95	$1,581	3.15%	0.65%	to	1.85%	4.65%	to	3.39%
2022	1,315	$0.93	to	$0.91	$1,424	3.07%	0.65%	to	1.85%	(6.27)%(5)	to	(17.06)%
2021	881	$1.34	to	$1.10	$1,141	2.07%	0.85%	to	1.85%	(0.56)%	to	(1.54)%
CTIVP BR Gl Infl Prot Sec, Cl 2
2025	919	$0.91	to	$0.92	$1,103	3.40%	0.65%	to	1.85%	3.17%	to	1.94%
2024	1,078	$0.89	to	$0.90	$1,259	1.78%	0.65%	to	1.85%	(1.85)%	to	(3.02)%
2023	1,196	$0.90	to	$0.93	$1,431	8.54%	0.65%	to	1.85%	3.22%	to	2.00%
2022	1,379	$0.87	to	$0.91	$1,603	4.58%	0.65%	to	1.85%	(11.71)%(5)	to	(19.20)%
2021	1,487	$1.46	to	$1.13	$2,131	0.57%	0.85%	to	1.85%	3.55%	to	2.51%
CTIVP BR Gl Infl Prot Sec, Cl 3
2025	1,392	$1.60	to	$1.30	$2,036	3.53%	0.55%	to	1.45%	3.32%	to	2.38%
2024	1,589	$1.54	to	$1.27	$2,260	1.89%	0.55%	to	1.45%	(1.60)%	to	(2.49)%
2023	1,665	$1.57	to	$1.30	$2,413	8.88%	0.55%	to	1.45%	3.39%	to	2.46%
2022	1,876	$1.52	to	$1.27	$2,643	4.35%	0.55%	to	1.45%	(18.03)%	to	(18.77)%
 139 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	2,286	$1.85	to	$1.56	$3,947	0.68%	0.55%	to	1.45%	3.90%	to	2.97%
CTIVP CenterSquare Real Est, Cl 2
2025	390	$1.02	to	$1.41	$930	2.62%	0.65%	to	1.85%	1.45%	to	0.24%
2024	482	$1.00	to	$1.40	$1,133	2.36%	0.65%	to	1.85%	9.15%	to	7.84%
2023	525	$0.92	to	$1.30	$1,132	1.84%	0.65%	to	1.85%	12.82%	to	11.49%
2022	500	$0.81	to	$1.17	$959	1.33%	0.65%	to	1.85%	(16.56)%(5)	to	(25.71)%
2021	473	$2.62	to	$1.57	$1,211	1.13%	0.85%	to	1.85%	40.01%	to	38.62%
CTIVP Prin Lg Cap Gro, Cl 1
2025	1,344	$3.75	to	$3.43	$4,857	— %	0.55%	to	1.45%	13.15%	to	12.14%
2024	1,690	$3.31	to	$3.06	$5,412	— %	0.55%	to	1.45%	20.75%	to	19.66%
2023	1,973	$2.74	to	$2.56	$5,253	— %	0.55%	to	1.45%	38.77%	to	37.54%
2022	2,407	$1.98	to	$1.86	$4,639	— %	0.55%	to	1.45%	(28.40)%	to	(29.04)%
2021	2,585	$2.76	to	$2.62	$6,985	— %	0.55%	to	1.45%	17.92%	to	16.87%
CTIVP Prin Lg Cap Gro, Cl 2
2025	606	$1.70	to	$4.45	$3,598	— %	0.65%	to	1.85%	12.75%	to	11.41%
2024	617	$1.51	to	$3.99	$3,257	— %	0.65%	to	1.85%	20.33%	to	18.89%
2023	593	$1.25	to	$3.36	$2,612	— %	0.65%	to	1.85%	38.31%	to	36.66%
2022	435	$0.91	to	$2.46	$1,633	— %	0.65%	to	1.85%	(10.61)%(5)	to	(29.50)%
2021	592	$5.56	to	$3.48	$3,181	— %	0.85%	to	1.85%	17.28%	to	16.11%
CTIVP T Rowe Price LgCap Val, Cl 2
2025	967	$1.33	to	$2.30	$3,678	— %	0.65%	to	1.85%	11.39%	to	10.07%
2024	1,242	$1.19	to	$2.09	$4,230	— %	0.65%	to	1.85%	10.95%	to	9.62%
2023	1,352	$1.07	to	$1.91	$4,163	— %	0.65%	to	1.85%	8.58%	to	7.28%
2022	1,323	$0.99	to	$1.78	$3,769	— %	0.65%	to	1.85%	(1.19)%(5)	to	(6.90)%
2021	1,128	$3.12	to	$1.91	$3,412	— %	0.85%	to	1.85%	23.92%	to	22.69%
CTIVP TCW Core Plus Bond, Cl 2
2025	2,350	$1.05	to	$0.96	$2,637	4.74%	0.65%	to	1.85%	6.50%	to	5.22%
2024	1,839	$0.99	to	$0.92	$1,954	4.05%	0.65%	to	1.85%	(0.15)%	to	(1.35)%
2023	2,117	$0.99	to	$0.93	$2,225	2.27%	0.65%	to	1.85%	4.86%	to	3.62%
2022	1,894	$0.94	to	$0.90	$1,900	0.86%	0.65%	to	1.85%	(4.99)%(5)	to	(15.88)%
2021	849	$1.23	to	$1.07	$1,023	1.13%	0.85%	to	1.85%	(2.24)%	to	(3.21)%
CTIVP Vty Sycamore Estb Val, Cl 2
2025	1,494	$1.20	to	$2.86	$6,816	— %	0.65%	to	1.85%	1.34%	to	0.13%
2024	1,431	$1.18	to	$2.85	$6,452	— %	0.65%	to	1.85%	8.91%	to	7.61%
2023	1,475	$1.08	to	$2.65	$6,129	— %	0.65%	to	1.85%	8.97%	to	7.67%
2022	1,319	$1.00	to	$2.46	$5,140	— %	0.65%	to	1.85%	(0.16)%(5)	to	(4.78)%
2021	1,153	$4.22	to	$2.59	$4,730	— %	0.85%	to	1.85%	30.44%	to	29.14%
CTIVP Vty Sycamore Estb Val, Cl 3
2025	157	$5.51	to	$4.33	$774	— %	0.55%	to	1.45%	1.56%	to	0.65%
2024	201	$5.43	to	$4.30	$973	— %	0.55%	to	1.45%	9.16%	to	8.18%
2023	235	$4.97	to	$3.98	$1,055	— %	0.55%	to	1.45%	9.21%	to	8.23%
2022	250	$4.55	to	$3.68	$1,036	— %	0.55%	to	1.45%	(3.42)%	to	(4.28)%
2021	299	$4.71	to	$3.84	$1,289	— %	0.55%	to	1.45%	31.02%	to	29.85%
CTIVP Wellington Lg Cap Val, Cl 2
2025	1,856	$1.44	to	$2.76	$8,296	— %	0.65%	to	1.85%	18.83%	to	17.42%
2024	1,766	$1.21	to	$2.35	$6,622	— %	0.65%	to	1.85%	10.71%	to	9.38%
2023	1,408	$1.10	to	$2.15	$4,912	— %	0.65%	to	1.85%	7.08%	to	5.80%
2022	1,395	$1.02	to	$2.03	$4,539	— %	0.65%	to	1.85%	2.42%(5)	to	(8.07)%
2021	1,250	$3.61	to	$2.21	$4,386	— %	0.85%	to	1.85%	24.05%	to	22.82%
CTIVP Westfield Mid Cap Gro, Cl 2
2025	224	$1.41	to	$3.02	$1,121	— %	0.65%	to	1.85%	9.41%	to	8.11%
2024	296	$1.29	to	$2.80	$1,361	— %	0.65%	to	1.85%	16.43%	to	15.03%
2023	323	$1.11	to	$2.43	$1,272	— %	0.65%	to	1.85%	24.37%	to	22.89%
2022	323	$0.89	to	$1.98	$1,028	— %	0.65%	to	1.85%	(11.33)%(5)	to	(27.15)%
RiverSource of New York Variable Annuity Account ■ 140

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	328	$4.45	to	$2.72	$1,421	— %	0.85%	to	1.85%	15.43%	to	14.28%
CTIVP Westfield Sel Lg Cp Gr, Cl 2
2025	244	$1.64	to	$3.64	$1,433	— %	0.65%	to	1.85%	16.22%	to	14.83%
2024	269	$1.41	to	$3.17	$1,361	— %	0.65%	to	1.85%	26.32%	to	24.81%
2023	315	$1.11	to	$2.54	$1,263	— %	0.65%	to	1.85%	29.77%	to	28.23%
2022	335	$0.86	to	$1.98	$1,037	— %	0.65%	to	1.85%	(15.25)%(5)	to	(42.29)%
2021	343	$5.46	to	$3.43	$1,823	— %	0.85%	to	1.85%	(5.16)%	to	(6.10)%
CVT EAFE Intl Index, Cl F
2025	796	$1.51	to	$1.46	$1,191	2.91%	0.65%	to	1.55%	29.79%	to	28.63%
2024	518	$1.17	to	$1.14	$602	3.32%	0.65%	to	1.55%	2.28%	to	1.35%
2023	307	$1.14	to	$1.12	$352	3.51%	0.65%	to	1.55%	16.77%	to	15.73%
2022	212	$0.98	to	$0.97	$211	6.47%	0.65%	to	1.55%	(2.06)%(5)	to	(2.64)%(5)
CVT Nasdaq 100 Index, Cl F
2025	4,707	$1.92	to	$1.86	$8,925	0.30%	0.65%	to	1.55%	19.32%	to	18.26%
2024	4,148	$1.61	to	$1.57	$6,617	0.52%	0.65%	to	1.55%	24.07%	to	22.95%
2023	1,632	$1.30	to	$1.28	$2,114	0.42%	0.65%	to	1.55%	53.02%	to	51.66%
2022	624	$0.85	to	$0.84	$533	0.37%	0.65%	to	1.55%	(16.49)%(5)	to	(16.98)%(5)
CVT Russ 2000 Sm Cap Ind, Cl F
2025	1,083	$1.35	to	$1.30	$1,441	1.85%	0.65%	to	1.55%	11.51%	to	10.51%
2024	717	$1.21	to	$1.18	$862	1.47%	0.65%	to	1.55%	10.28%	to	9.29%
2023	462	$1.10	to	$1.08	$507	1.06%	0.65%	to	1.55%	15.61%	to	14.57%
2022	263	$0.95	to	$0.94	$252	1.64%	0.65%	to	1.55%	(6.07)%(5)	to	(6.63)%(5)
DWS Alt Asset Alloc VIP, Cl B
2025	1,085	$1.41	to	$1.15	$1,415	3.65%	0.55%	to	1.85%	9.43%	to	8.02%
2024	944	$1.29	to	$1.06	$1,131	3.14%	0.55%	to	1.85%	4.72%	to	3.37%
2023	724	$1.23	to	$1.03	$838	6.43%	0.55%	to	1.85%	5.09%	to	3.74%
2022	760	$1.17	to	$0.99	$841	6.90%	0.55%	to	1.85%	(8.25)%	to	(9.43)%
2021	764	$1.28	to	$1.09	$927	1.69%	0.55%	to	1.85%	11.73%	to	10.29%
EV VT Floating-Rate Inc, Init Cl
2025	3,198	$1.90	to	$1.15	$5,548	6.72%	0.55%	to	1.55%	3.40%	to	2.38%
2024	3,322	$1.84	to	$1.13	$5,593	7.77%	0.55%	to	1.55%	7.04%	to	5.97%
2023	3,253	$1.72	to	$1.06	$5,119	8.21%	0.55%	to	1.55%	10.60%	to	9.51%
2022	2,941	$1.55	to	$0.97	$4,258	4.71%	0.55%	to	1.55%	(3.27)%	to	(2.68)%(5)
2021	2,539	$1.61	to	$1.39	$3,827	2.90%	0.55%	to	1.45%	3.04%	to	2.13%
Fid VIP Contrafund, Serv Cl 2
2025	8,845	$6.94	to	$4.46	$57,188	— %	0.55%	to	1.85%	20.53%	to	18.98%
2024	9,680	$5.76	to	$3.75	$52,055	0.03%	0.55%	to	1.85%	32.71%	to	30.99%
2023	10,252	$4.34	to	$2.86	$42,054	0.26%	0.55%	to	1.85%	32.39%	to	30.68%
2022	10,551	$3.28	to	$2.19	$33,166	0.27%	0.55%	to	1.85%	(26.89)%	to	(27.83)%
2021	10,591	$4.48	to	$3.04	$45,830	0.03%	0.55%	to	1.85%	26.81%	to	25.17%
Fid VIP Emer Mkts, Serv Cl 2
2025	89	$1.59	to	$1.54	$141	1.45%	0.65%	to	1.55%	39.89%	to	38.64%
2024	79	$1.13	to	$1.11	$90	1.43%	0.65%	to	1.55%	9.00%	to	8.01%
2023	44	$1.04	to	$1.03	$46	2.43%	0.65%	to	1.55%	8.77%	to	7.81%
2022	22	$0.96	to	$0.95	$22	9.31%	0.65%	to	1.55%	(4.74)%(5)	to	(5.30)%(5)
Fid VIP Energy, Serv Cl 2
2025	383	$1.32	to	$1.28	$501	1.90%	0.65%	to	1.55%	9.62%	to	8.64%
2024	412	$1.20	to	$1.18	$494	2.11%	0.65%	to	1.55%	3.35%	to	2.41%
2023	366	$1.17	to	$1.15	$426	3.39%	0.65%	to	1.55%	0.05%	to	(0.84)%
2022	98	$1.16	to	$1.16	$115	5.60%	0.65%	to	1.55%	15.45%(5)	to	14.76%(5)
Fid VIP Gro & Inc, Serv Cl
2025	202	$5.66	to	$5.38	$1,111	1.58%	0.75%	to	0.95%	20.48%	to	20.24%
2024	198	$4.70	to	$4.47	$903	1.38%	0.75%	to	0.95%	21.22%	to	20.97%
2023	219	$3.87	to	$3.70	$827	1.49%	0.75%	to	0.95%	17.69%	to	17.46%
 141 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	242	$3.29	to	$3.15	$779	1.35%	0.75%	to	0.95%	(5.73)%	to	(5.92)%
2021	366	$3.49	to	$3.35	$1,251	2.30%	0.75%	to	0.95%	24.82%	to	24.58%
Fid VIP Gro & Inc, Serv Cl 2
2025	2,187	$6.30	to	$1.67	$9,566	1.38%	0.55%	to	1.55%	20.55%	to	19.35%
2024	2,226	$5.23	to	$1.40	$8,737	1.26%	0.55%	to	1.55%	21.29%	to	20.07%
2023	2,173	$4.31	to	$1.16	$7,646	1.55%	0.55%	to	1.55%	17.72%	to	16.55%
2022	1,797	$3.66	to	$1.00	$6,432	1.48%	0.55%	to	1.55%	(5.69)%	to	(0.41)%(5)
2021	1,787	$3.88	to	$4.23	$7,249	2.14%	0.55%	to	1.20%	24.95%	to	24.14%
Fid VIP Gro Opp, Serv Cl 2
2025	937	$2.02	to	$1.96	$1,872	— %	0.65%	to	1.55%	20.85%	to	19.77%
2024	740	$1.67	to	$1.63	$1,229	— %	0.65%	to	1.55%	37.66%	to	36.42%
2023	551	$1.22	to	$1.20	$668	— %	0.65%	to	1.55%	44.36%	to	43.08%
2022	34	$0.84	to	$0.84	$31	— %	0.65%	to	1.55%	(17.23)%(5)	to	(17.72)%(5)
Fid VIP Intl Cap Appr, Serv Cl 2
2025	509	$1.48	to	$1.43	$741	1.00%	0.65%	to	1.55%	17.59%	to	16.54%
2024	275	$1.25	to	$1.22	$342	0.71%	0.65%	to	1.55%	7.22%	to	6.25%
2023	162	$1.17	to	$1.15	$190	0.27%	0.65%	to	1.55%	26.37%	to	25.22%
2022	41	$0.93	to	$0.92	$39	0.31%	0.65%	to	1.55%	(6.69)%(5)	to	(7.24)%(5)
Fid VIP Invest Gr, Serv Cl 2
2025	2,470	$1.07	to	$1.04	$2,619	3.82%	0.65%	to	1.55%	6.24%	to	5.28%
2024	2,016	$1.01	to	$0.99	$2,019	3.60%	0.65%	to	1.55%	0.84%	to	(0.08)%
2023	1,339	$1.00	to	$0.99	$1,335	5.07%	0.65%	to	1.55%	5.32%	to	4.38%
2022	127	$0.95	to	$0.95	$122	14.53%	0.65%	to	1.55%	(4.15)%(5)	to	(4.73)%(5)
Fid VIP Mid Cap, Serv Cl
2025	226	$8.24	to	$7.84	$1,804	0.37%	0.75%	to	0.95%	10.83%	to	10.61%
2024	247	$7.44	to	$7.09	$1,783	0.46%	0.75%	to	0.95%	16.47%	to	16.24%
2023	262	$6.39	to	$6.10	$1,625	0.52%	0.75%	to	0.95%	14.15%	to	13.92%
2022	268	$5.59	to	$5.35	$1,465	0.38%	0.75%	to	0.95%	(15.49)%	to	(15.66)%
2021	343	$6.62	to	$6.35	$2,210	0.51%	0.75%	to	0.95%	24.57%	to	24.32%
Fid VIP Mid Cap, Serv Cl 2
2025	4,143	$6.03	to	$2.71	$25,964	0.24%	0.55%	to	1.85%	10.88%	to	9.44%
2024	4,787	$5.44	to	$2.48	$26,660	0.34%	0.55%	to	1.85%	16.53%	to	15.02%
2023	4,901	$4.66	to	$2.16	$24,436	0.39%	0.55%	to	1.85%	14.17%	to	12.70%
2022	4,950	$4.09	to	$1.91	$21,981	0.27%	0.55%	to	1.85%	(15.43)%	to	(16.52)%
2021	5,326	$4.83	to	$2.29	$27,803	0.36%	0.55%	to	1.85%	24.62%	to	23.01%
Fid VIP Overseas, Serv Cl
2025	69	$2.68	to	$2.55	$180	1.35%	0.75%	to	0.95%	19.38%	to	19.14%
2024	95	$2.25	to	$2.14	$208	1.58%	0.75%	to	0.95%	4.17%	to	3.96%
2023	100	$2.16	to	$2.06	$209	0.96%	0.75%	to	0.95%	19.51%	to	19.27%
2022	105	$1.80	to	$1.73	$185	0.95%	0.75%	to	0.95%	(25.15)%	to	(25.30)%
2021	112	$2.41	to	$2.31	$264	0.44%	0.75%	to	0.95%	18.68%	to	18.44%
Fid VIP Overseas, Serv Cl 2
2025	824	$3.14	to	$2.12	$2,589	1.39%	0.55%	to	1.45%	19.39%	to	18.33%
2024	875	$2.63	to	$1.79	$2,304	1.35%	0.55%	to	1.45%	4.23%	to	3.29%
2023	932	$2.53	to	$1.73	$2,333	0.80%	0.55%	to	1.45%	19.56%	to	18.50%
2022	1,036	$2.11	to	$1.46	$2,147	0.82%	0.55%	to	1.45%	(25.10)%	to	(25.76)%
2021	1,117	$2.82	to	$1.97	$3,108	0.32%	0.55%	to	1.45%	18.73%	to	17.67%
Fid VIP Strategic Inc, Serv Cl 2
2025	9,552	$1.44	to	$1.22	$12,973	3.77%	0.55%	to	1.85%	7.98%	to	6.59%
2024	8,615	$1.33	to	$1.14	$10,888	3.74%	0.55%	to	1.85%	5.20%	to	3.82%
2023	7,687	$1.27	to	$1.10	$9,250	4.36%	0.55%	to	1.85%	8.58%	to	7.18%
2022	7,925	$1.17	to	$1.03	$8,816	3.68%	0.55%	to	1.85%	(12.01)%	to	(13.14)%
2021	7,071	$1.33	to	$1.18	$8,973	2.59%	0.55%	to	1.85%	2.96%	to	1.61%
Frank Global Real Est, Cl 2
RiverSource of New York Variable Annuity Account ■ 142

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2025	736	$1.61	to	$1.17	$1,824	1.39%	0.55%	to	1.45%	7.34%	to	6.37%
2024	821	$1.50	to	$1.10	$1,888	1.83%	0.55%	to	1.45%	(0.87)%	to	(1.76)%
2023	898	$1.51	to	$1.12	$2,067	2.91%	0.55%	to	1.45%	10.82%	to	9.83%
2022	974	$1.37	to	$1.02	$2,015	2.41%	0.55%	to	1.45%	(26.47)%	to	(27.12)%
2021	1,007	$1.86	to	$1.39	$2,827	0.90%	0.55%	to	1.45%	26.09%	to	24.97%
Frank Inc, Cl 2
2025	2,056	$1.98	to	$1.68	$3,791	5.09%	0.55%	to	1.85%	11.94%	to	10.49%
2024	2,620	$1.77	to	$1.52	$4,337	5.19%	0.55%	to	1.85%	6.61%	to	5.23%
2023	2,931	$1.66	to	$1.44	$4,574	4.97%	0.55%	to	1.85%	8.04%	to	6.64%
2022	2,971	$1.53	to	$1.35	$4,308	4.79%	0.55%	to	1.85%	(5.98)%	to	(7.20)%
2021	2,734	$1.63	to	$1.46	$4,247	4.66%	0.55%	to	1.85%	16.11%	to	14.61%
Frank Inc, Cl 4
2025	998	$1.24	to	$1.20	$1,220	4.32%	0.65%	to	1.55%	11.71%	to	10.70%
2024	786	$1.11	to	$1.09	$865	4.81%	0.65%	to	1.55%	6.38%	to	5.42%
2023	689	$1.05	to	$1.03	$716	4.91%	0.65%	to	1.55%	7.84%	to	6.88%
2022	357	$0.97	to	$0.96	$346	6.45%	0.65%	to	1.55%	(3.02)%(5)	to	(3.59)%(5)
Frank Mutual Gbl Dis, Cl 4
2025	92	$1.51	to	$1.46	$139	1.91%	0.65%	to	1.55%	22.45%	to	21.37%
2024	55	$1.23	to	$1.20	$69	2.20%	0.65%	to	1.55%	3.90%	to	2.97%
2023	25	$1.18	to	$1.17	$31	2.04%	0.65%	to	1.55%	19.36%	to	18.29%
2022	10	$0.99	to	$0.99	$11	2.19%	0.65%	to	1.55%	(0.78)%(5)	to	(1.37)%(5)
Frank Mutual Shares, Cl 2
2025	1,955	$3.38	to	$1.93	$6,205	1.93%	0.55%	to	1.85%	10.91%	to	9.48%
2024	2,471	$3.05	to	$1.76	$7,001	1.91%	0.55%	to	1.85%	10.66%	to	9.22%
2023	3,048	$2.76	to	$1.61	$7,817	1.83%	0.55%	to	1.85%	12.84%	to	11.39%
2022	3,453	$2.44	to	$1.45	$7,818	1.80%	0.55%	to	1.85%	(7.94)%	to	(9.12)%
2021	4,052	$2.65	to	$1.59	$9,989	2.89%	0.55%	to	1.85%	18.51%	to	16.98%
Frank Sm Cap Val, Cl 2
2025	1,138	$4.70	to	$2.36	$6,393	1.09%	0.55%	to	1.85%	7.06%	to	5.68%
2024	1,381	$4.39	to	$2.24	$7,059	0.94%	0.55%	to	1.85%	11.08%	to	9.65%
2023	1,668	$3.95	to	$2.04	$7,579	0.52%	0.55%	to	1.85%	12.13%	to	10.69%
2022	1,756	$3.53	to	$1.84	$7,114	0.98%	0.55%	to	1.85%	(10.56)%	to	(11.71)%
2021	1,932	$3.94	to	$2.09	$8,656	1.00%	0.55%	to	1.85%	24.68%	to	23.07%
Frank Sm Cap Val, Cl 4
2025	627	$1.31	to	$1.27	$810	0.96%	0.65%	to	1.55%	6.79%	to	5.84%
2024	642	$1.23	to	$1.20	$780	0.69%	0.65%	to	1.55%	10.89%	to	9.86%
2023	370	$1.11	to	$1.09	$408	0.33%	0.65%	to	1.55%	11.95%	to	10.93%
2022	36	$0.99	to	$0.98	$37	0.11%	0.65%	to	1.55%	(1.65)%(5)	to	(2.23)%(5)
GS VIT Mid Cap Val, Inst
2025	728	$5.22	to	$6.74	$6,131	1.16%	0.55%	to	1.20%	8.79%	to	8.09%
2024	807	$4.80	to	$6.23	$6,274	0.97%	0.55%	to	1.20%	11.78%	to	11.05%
2023	944	$4.30	to	$5.61	$6,556	1.03%	0.55%	to	1.20%	10.81%	to	10.09%
2022	989	$3.88	to	$5.10	$6,211	0.68%	0.55%	to	1.20%	(10.48)%	to	(11.06)%
2021	1,084	$4.33	to	$5.73	$7,658	0.46%	0.55%	to	1.20%	30.23%	to	29.39%
GS VIT Sm Cap Eq Insights, Inst
2025	24	$5.94	to	$5.65	$142	0.66%	0.75%	to	0.95%	15.27%	to	15.04%
2024	33	$5.15	to	$4.91	$164	0.97%	0.75%	to	0.95%	18.16%	to	17.92%
2023	39	$4.36	to	$4.16	$164	1.04%	0.75%	to	0.95%	18.39%	to	18.15%
2022	41	$3.68	to	$3.52	$145	0.20%	0.75%	to	0.95%	(19.98)%	to	(20.14)%
2021	114	$4.61	to	$4.41	$508	0.48%	0.75%	to	0.95%	22.87%	to	22.62%
GS VIT Sm Cap Eq Insights, Serv
2025	205	$1.53	to	$1.48	$310	0.63%	0.65%	to	1.55%	15.07%	to	14.04%
2024	123	$1.33	to	$1.30	$163	0.83%	0.65%	to	1.55%	18.04%	to	16.98%
2023	106	$1.12	to	$1.11	$119	1.38%	0.65%	to	1.55%	18.18%	to	17.13%
 143 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	35	$0.95	to	$0.95	$35	0.31%	0.65%	to	1.55%	(5.77)%(5)	to	(6.32)%(5)
GS VIT U.S. Eq Insights, Inst
2025	675	$6.45	to	$5.00	$3,779	0.69%	0.55%	to	1.45%	15.12%	to	14.08%
2024	797	$5.60	to	$4.38	$3,887	0.61%	0.55%	to	1.45%	27.61%	to	26.47%
2023	967	$4.39	to	$3.47	$3,693	0.68%	0.55%	to	1.45%	23.13%	to	22.03%
2022	1,101	$3.57	to	$2.84	$3,399	0.78%	0.55%	to	1.45%	(20.18)%	to	(20.89)%
2021	1,236	$4.47	to	$3.59	$4,784	0.78%	0.55%	to	1.45%	28.70%	to	27.54%
Invesco VI Am Fran, Ser I
2025	49	$5.62	to	$5.46	$273	— %	0.75%	to	0.95%	10.83%	to	10.61%
2024	55	$5.07	to	$4.94	$275	— %	0.75%	to	0.95%	33.88%	to	33.61%
2023	67	$3.78	to	$3.70	$252	— %	0.75%	to	0.95%	39.88%	to	39.60%
2022	116	$2.71	to	$2.65	$309	— %	0.75%	to	0.95%	(31.63)%	to	(31.76)%
2021	120	$3.96	to	$3.88	$470	— %	0.75%	to	0.95%	11.09%	to	10.87%
Invesco VI Am Fran, Ser II
2025	322	$5.58	to	$4.93	$1,713	— %	0.55%	to	1.45%	10.78%	to	9.78%
2024	409	$5.03	to	$4.49	$1,971	— %	0.55%	to	1.45%	33.82%	to	32.61%
2023	512	$3.76	to	$3.39	$1,851	— %	0.55%	to	1.45%	39.83%	to	38.58%
2022	566	$2.69	to	$2.44	$1,466	— %	0.55%	to	1.45%	(31.67)%	to	(32.29)%
2021	616	$3.94	to	$3.61	$2,346	— %	0.55%	to	1.45%	11.04%	to	10.04%
Invesco VI Bal Risk Alloc, Ser II
2025	1,108	$1.51	to	$1.28	$1,552	7.40%	0.55%	to	1.85%	8.10%	to	6.70%
2024	1,061	$1.39	to	$1.20	$1,382	5.92%	0.55%	to	1.85%	2.99%	to	1.65%
2023	1,041	$1.35	to	$1.18	$1,323	— %	0.55%	to	1.85%	5.82%	to	4.45%
2022	986	$1.28	to	$1.13	$1,193	7.58%	0.55%	to	1.85%	(14.98)%	to	(16.08)%
2021	943	$1.50	to	$1.34	$1,352	3.01%	0.55%	to	1.85%	8.66%	to	7.26%
Invesco VI Comstock, Ser II
2025	912	$5.04	to	$1.46	$4,155	1.42%	0.55%	to	1.55%	16.50%	to	15.34%
2024	1,041	$4.33	to	$1.26	$4,092	1.44%	0.55%	to	1.55%	14.23%	to	13.09%
2023	1,204	$3.79	to	$1.12	$4,182	1.57%	0.55%	to	1.55%	11.48%	to	10.37%
2022	1,337	$3.40	to	$1.01	$4,182	1.30%	0.55%	to	1.55%	0.29%	to	0.68%(5)
2021	1,591	$3.39	to	$2.71	$5,001	1.56%	0.55%	to	1.45%	32.31%	to	31.13%
Invesco VI Core Eq, Ser I
2025	972	$6.97	to	$6.97	$6,798	0.66%	1.25%	to	1.25%	14.72%	to	14.72%
2024	1,038	$6.08	to	$6.08	$6,335	0.70%	1.25%	to	1.25%	24.04%	to	24.04%
2023	1,102	$4.90	to	$4.90	$5,425	0.74%	1.25%	to	1.25%	21.84%	to	21.84%
2022	1,202	$4.02	to	$4.02	$4,858	0.91%	1.25%	to	1.25%	(21.53)%	to	(21.53)%
2021	1,288	$5.13	to	$5.13	$6,637	0.66%	1.25%	to	1.25%	26.15%	to	26.15%
Invesco VI Core Plus Bond, Ser II
2025	678	$1.08	to	$1.04	$721	4.66%	0.65%	to	1.55%	6.27%	to	5.32%
2024	513	$1.01	to	$0.99	$515	3.90%	0.65%	to	1.55%	2.05%	to	1.14%
2023	427	$0.99	to	$0.98	$422	4.13%	0.65%	to	1.55%	5.16%	to	4.23%
2022	124	$0.95	to	$0.94	$118	0.98%	0.65%	to	1.55%	(4.93)%(5)	to	(5.50)%(5)
Invesco VI Dis Mid Cap Gro, Ser I
2025	417	$1.76	to	$1.71	$730	— %	0.75%	to	1.20%	4.01%	to	3.54%
2024	469	$1.69	to	$1.66	$791	— %	0.75%	to	1.20%	23.30%	to	22.74%
2023	495	$1.37	to	$1.35	$678	— %	0.75%	to	1.20%	12.31%	to	11.81%
2022	499	$1.22	to	$1.21	$609	— %	0.75%	to	1.20%	(31.50)%	to	(31.80)%
2021	565	$1.78	to	$1.77	$1,006	— %	0.75%	to	1.20%	18.21%	to	17.68%
Invesco VI Dis Mid Cap Gro, Ser II
2025	192	$1.75	to	$1.67	$338	— %	0.55%	to	1.45%	3.96%	to	3.03%
2024	214	$1.69	to	$1.62	$354	— %	0.55%	to	1.45%	23.24%	to	22.13%
2023	311	$1.37	to	$1.32	$419	— %	0.55%	to	1.45%	12.23%	to	11.23%
2022	317	$1.22	to	$1.19	$383	— %	0.55%	to	1.45%	(31.51)%	to	(32.12)%
2021	356	$1.78	to	$1.75	$631	— %	0.55%	to	1.45%	18.14%	to	17.08%
RiverSource of New York Variable Annuity Account ■ 144

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Div Divd, Ser I
2025	101	$3.68	to	$3.34	$357	1.41%	0.55%	to	1.20%	15.11%	to	14.36%
2024	145	$3.20	to	$2.92	$445	1.32%	0.55%	to	1.20%	12.59%	to	11.86%
2023	263	$2.84	to	$2.61	$707	2.05%	0.55%	to	1.20%	8.45%	to	7.75%
2022	262	$2.62	to	$2.43	$652	1.81%	0.55%	to	1.20%	(2.22)%	to	(2.85)%
2021	293	$2.68	to	$2.50	$751	2.16%	0.55%	to	1.20%	18.24%	to	17.48%
Invesco VI Div Divd, Ser II
2025	105	$3.39	to	$3.11	$350	1.41%	0.85%	to	1.45%	14.46%	to	13.77%
2024	107	$2.96	to	$2.73	$314	1.68%	0.85%	to	1.45%	12.00%	to	11.33%
2023	109	$2.65	to	$2.45	$283	1.70%	0.85%	to	1.45%	7.85%	to	7.21%
2022	121	$2.45	to	$2.29	$294	1.32%	0.85%	to	1.45%	(2.75)%	to	(3.33)%
2021	184	$2.52	to	$2.37	$459	1.81%	0.85%	to	1.45%	17.59%	to	16.89%
Invesco VI EQV Intl Eq, Ser II
2025	514	$2.86	to	$2.11	$1,315	1.11%	0.55%	to	1.45%	15.59%	to	14.56%
2024	677	$2.47	to	$1.84	$1,487	1.33%	0.55%	to	1.45%	(0.21)%	to	(1.11)%
2023	873	$2.48	to	$1.86	$1,946	— %	0.55%	to	1.45%	17.22%	to	16.17%
2022	968	$2.12	to	$1.60	$1,851	1.35%	0.55%	to	1.45%	(18.95)%	to	(19.68)%
2021	1,176	$2.61	to	$2.00	$2,784	1.05%	0.55%	to	1.45%	5.03%	to	4.09%
Invesco VI Gbl Strat Inc, Ser II
2025	3,456	$1.90	to	$1.01	$5,874	5.25%	0.55%	to	1.85%	12.14%	to	10.68%
2024	3,896	$1.69	to	$0.91	$5,937	2.65%	0.55%	to	1.85%	2.22%	to	0.90%
2023	4,315	$1.66	to	$0.91	$6,451	— %	0.55%	to	1.85%	8.01%	to	6.61%
2022	4,643	$1.53	to	$0.85	$6,457	— %	0.55%	to	1.85%	(12.20)%	to	(13.33)%
2021	5,314	$1.75	to	$0.98	$8,438	4.25%	0.55%	to	1.85%	(4.09)%	to	(5.34)%
Invesco VI Global, Ser II
2025	1,718	$5.37	to	$2.71	$7,721	— %	0.55%	to	1.85%	14.38%	to	12.91%
2024	2,101	$4.69	to	$2.40	$8,239	— %	0.55%	to	1.85%	15.15%	to	13.65%
2023	2,316	$4.08	to	$2.11	$7,899	— %	0.55%	to	1.85%	33.71%	to	31.99%
2022	2,662	$3.05	to	$1.60	$6,813	— %	0.55%	to	1.85%	(32.31)%	to	(33.18)%
2021	2,550	$4.50	to	$2.39	$9,730	— %	0.55%	to	1.85%	14.54%	to	13.06%
Invesco VI Hlth, Ser II
2025	221	$3.90	to	$3.45	$825	— %	0.55%	to	1.45%	14.46%	to	13.43%
2024	295	$3.41	to	$3.05	$967	— %	0.55%	to	1.45%	3.30%	to	2.37%
2023	418	$3.30	to	$2.98	$1,334	— %	0.55%	to	1.45%	2.20%	to	1.29%
2022	463	$3.23	to	$2.94	$1,457	— %	0.55%	to	1.45%	(14.01)%	to	(14.78)%
2021	434	$3.75	to	$3.45	$1,599	0.00%	0.55%	to	1.45%	11.43%	to	10.43%
Invesco VI Main St, Ser II
2025	64	$2.47	to	$2.35	$167	0.32%	0.85%	to	1.45%	14.66%	to	13.98%
2024	66	$2.16	to	$2.06	$142	— %	0.85%	to	1.45%	22.34%	to	21.61%
2023	91	$1.76	to	$1.69	$160	0.48%	0.85%	to	1.45%	21.79%	to	21.07%
2022	102	$1.45	to	$1.40	$147	0.90%	0.85%	to	1.45%	(20.98)%	to	(21.45)%
2021	149	$1.83	to	$1.78	$272	0.46%	0.85%	to	1.45%	26.15%	to	25.41%
Invesco VI Mn St Sm Cap, Ser II
2025	1,533	$5.46	to	$2.71	$7,098	0.23%	0.55%	to	1.85%	7.84%	to	6.46%
2024	1,663	$5.06	to	$2.55	$6,944	— %	0.55%	to	1.85%	11.78%	to	10.33%
2023	1,594	$4.53	to	$2.31	$6,254	0.97%	0.55%	to	1.85%	17.18%	to	15.66%
2022	1,517	$3.86	to	$2.00	$5,129	0.26%	0.55%	to	1.85%	(16.50)%	to	(17.58)%
2021	1,470	$4.63	to	$2.42	$5,972	0.18%	0.55%	to	1.85%	21.59%	to	20.02%
Invesco VI Tech, Ser I
2025	249	$8.05	to	$9.27	$1,351	— %	0.55%	to	1.20%	19.81%	to	19.03%
2024	275	$6.72	to	$7.79	$1,256	— %	0.55%	to	1.20%	33.53%	to	32.66%
2023	361	$5.03	to	$5.87	$1,225	— %	0.55%	to	1.20%	46.14%	to	45.20%
2022	367	$3.44	to	$4.05	$859	— %	0.55%	to	1.20%	(40.28)%	to	(40.67)%
2021	407	$5.77	to	$6.82	$1,603	— %	0.55%	to	1.20%	13.79%	to	13.05%
 145 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Tech, Ser II
2025	936	$1.86	to	$1.80	$1,721	— %	0.65%	to	1.55%	19.38%	to	18.31%
2024	754	$1.56	to	$1.52	$1,168	— %	0.65%	to	1.55%	32.98%	to	31.78%
2023	428	$1.17	to	$1.15	$502	— %	0.65%	to	1.55%	45.77%	to	44.47%
2022	31	$0.80	to	$0.80	$26	— %	0.65%	to	1.55%	(20.88)%(5)	to	(21.36)%(5)
Janus Hend VIT Gbl Tech Innov, Srv
2025	654	$2.13	to	$2.06	$2,158	— %	0.65%	to	1.55%	24.03%	to	22.92%
2024	543	$1.72	to	$1.68	$1,683	— %	0.65%	to	1.55%	30.90%	to	29.72%
2023	482	$1.31	to	$1.29	$1,217	— %	0.65%	to	1.55%	53.28%	to	51.91%
2022	317	$0.86	to	$0.85	$697	— %	0.65%	to	1.55%	(15.76)%(5)	to	(16.26)%(5)
2021	436	$3.80	to	$12.53	$1,647	0.12%	0.75%	to	1.20%	16.87%	to	16.34%
Janus Henderson VIT Bal, Serv
2025	10,826	$1.98	to	$1.79	$20,466	1.69%	0.55%	to	1.85%	14.19%	to	12.71%
2024	12,014	$1.73	to	$1.59	$19,996	1.76%	0.55%	to	1.85%	14.51%	to	13.02%
2023	11,653	$1.51	to	$1.40	$17,022	1.85%	0.55%	to	1.85%	14.50%	to	13.03%
2022	10,241	$1.32	to	$1.24	$13,133	1.02%	0.55%	to	1.85%	(17.07)%	to	(18.14)%
2021	9,219	$1.59	to	$1.52	$14,328	0.70%	0.55%	to	1.85%	16.27%	to	14.76%
Janus Henderson VIT Enter, Serv
2025	141	$3.62	to	$3.44	$496	0.05%	0.75%	to	0.95%	6.61%	to	6.40%
2024	159	$3.40	to	$3.24	$527	0.63%	0.75%	to	0.95%	14.46%	to	14.23%
2023	163	$2.97	to	$2.83	$472	0.09%	0.75%	to	0.95%	16.90%	to	16.66%
2022	182	$2.54	to	$2.43	$453	0.07%	0.75%	to	0.95%	(16.78)%	to	(16.94)%
2021	345	$3.05	to	$2.92	$1,027	0.25%	0.75%	to	0.95%	15.67%	to	15.44%
Janus Henderson VIT Flex Bd, Serv
2025	4,555	$1.19	to	$1.00	$5,016	4.65%	0.55%	to	1.85%	6.64%	to	5.26%
2024	3,822	$1.11	to	$0.95	$3,968	4.85%	0.55%	to	1.85%	1.07%	to	(0.25)%
2023	2,056	$1.10	to	$0.96	$2,141	3.86%	0.55%	to	1.85%	4.71%	to	3.36%
2022	1,503	$1.05	to	$0.93	$1,504	1.97%	0.55%	to	1.85%	(14.36)%	to	(15.47)%
2021	1,522	$1.23	to	$1.10	$1,789	1.70%	0.55%	to	1.85%	(1.65)%	to	(2.93)%
Janus Henderson VIT Forty, Serv
2025	1,937	$1.79	to	$1.73	$3,409	0.00%	0.65%	to	1.55%	17.10%	to	16.05%
2024	1,944	$1.53	to	$1.49	$2,936	0.00%	0.65%	to	1.55%	27.30%	to	26.15%
2023	145	$1.20	to	$1.18	$176	0.19%	0.65%	to	1.55%	38.75%	to	37.51%
2022	45	$0.87	to	$0.86	$41	0.19%	0.65%	to	1.55%	(14.36)%(5)	to	(14.87)%(5)
Janus Henderson VIT Overseas, Serv
2025	515	$1.48	to	$1.43	$1,486	1.37%	0.65%	to	1.55%	27.74%	to	26.60%
2024	593	$1.16	to	$1.13	$1,136	1.28%	0.65%	to	1.55%	4.89%	to	3.94%
2023	566	$1.10	to	$1.09	$1,133	1.43%	0.65%	to	1.55%	9.87%	to	8.89%
2022	506	$1.00	to	$1.00	$961	1.70%	0.65%	to	1.55%	0.31%(5)	to	(0.29)%(5)
2021	514	$2.16	to	$3.98	$1,111	1.01%	0.75%	to	1.20%	12.44%	to	11.94%
Janus Henderson VIT Res, Serv
2025	557	$6.58	to	$4.79	$3,404	— %	0.55%	to	1.85%	17.45%	to	15.93%
2024	625	$5.60	to	$4.14	$3,266	— %	0.55%	to	1.85%	34.21%	to	32.47%
2023	797	$4.17	to	$3.12	$3,112	0.06%	0.55%	to	1.85%	42.03%	to	40.20%
2022	902	$2.94	to	$2.23	$2,493	— %	0.55%	to	1.85%	(30.45)%	to	(31.34)%
2021	928	$4.23	to	$3.24	$3,716	0.02%	0.55%	to	1.85%	19.39%	to	17.85%
Lazard Ret Emer Mkts Eq, Serv
2025	415	$1.70	to	$1.65	$698	3.09%	0.65%	to	1.55%	40.85%	to	39.59%
2024	165	$1.21	to	$1.18	$198	3.25%	0.65%	to	1.55%	6.73%	to	5.77%
2023	11	$1.13	to	$1.11	$14	7.39%	0.65%	to	1.55%	21.48%	to	20.40%
2022	—	$0.93	to	$0.93	$2	5.35%	0.65%	to	1.55%	(6.40)%(5)	to	(6.96)%(5)
Lazard Ret Global Dyn MA, Serv
2025	187	$1.92	to	$1.63	$340	1.05%	0.55%	to	1.85%	15.09%	to	13.60%
RiverSource of New York Variable Annuity Account ■ 146

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	227	$1.67	to	$1.43	$360	— %	0.55%	to	1.85%	8.00%	to	6.60%
2023	724	$1.54	to	$1.34	$1,045	— %	0.55%	to	1.85%	10.20%	to	8.79%
2022	764	$1.40	to	$1.23	$1,007	0.08%	0.55%	to	1.85%	(17.84)%	to	(18.90)%
2021	758	$1.70	to	$1.52	$1,224	2.86%	0.55%	to	1.85%	11.32%	to	9.88%
Lord Abt Bond Debenture, Cl VC
2025	1,050	$1.15	to	$1.11	$1,189	6.56%	0.65%	to	1.55%	7.63%	to	6.67%
2024	861	$1.07	to	$1.04	$910	6.95%	0.65%	to	1.55%	6.03%	to	5.07%
2023	558	$1.01	to	$0.99	$559	10.08%	0.65%	to	1.55%	5.87%	to	4.91%
2022	89	$0.95	to	$0.95	$85	14.18%	0.65%	to	1.55%	(4.49)%(5)	to	(5.05)%(5)
Lord Abt Short Dur Inc, Cl VC
2025	799	$1.12	to	$1.09	$886	5.30%	0.65%	to	1.55%	5.22%	to	4.27%
2024	610	$1.07	to	$1.04	$646	4.93%	0.65%	to	1.55%	4.46%	to	3.51%
2023	363	$1.02	to	$1.01	$370	6.24%	0.65%	to	1.55%	4.38%	to	3.45%
2022	183	$0.98	to	$0.97	$180	9.07%	0.65%	to	1.55%	(1.84)%(5)	to	(2.43)%(5)
LVIP AC Intl, Serv Cl
2025	321	$2.96	to	$1.19	$805	1.09%	0.55%	to	1.55%	15.18%	to	14.04%
2024	339	$2.57	to	$1.04	$757	1.35%	0.55%	to	1.55%	1.89%	to	0.88%
2023	326	$2.52	to	$1.03	$739	1.24%	0.55%	to	1.55%	11.81%	to	10.71%
2022	318	$2.26	to	$0.93	$674	1.33%	0.55%	to	1.55%	(25.27)%	to	(6.43)%(5)
2021	417	$3.02	to	$3.46	$1,199	0.01%	0.55%	to	1.20%	8.01%	to	7.31%
LVIP AC Intl, Std Cl II
2025	84	$2.04	to	$1.94	$166	1.18%	0.75%	to	0.95%	15.12%	to	14.89%
2024	91	$1.78	to	$1.69	$156	1.60%	0.75%	to	0.95%	1.83%	to	1.63%
2023	95	$1.74	to	$1.66	$161	1.39%	0.75%	to	0.95%	11.73%	to	11.51%
2022	122	$1.56	to	$1.49	$185	1.51%	0.75%	to	0.95%	(25.32)%	to	(25.47)%
2021	141	$2.09	to	$2.00	$289	0.16%	0.75%	to	0.95%	7.94%	to	7.72%
LVIP AC Mid Cap Val, Serv Cl
2025	671	$3.86	to	$1.19	$2,661	1.62%	0.55%	to	1.55%	8.23%	to	7.16%
2024	701	$3.56	to	$1.11	$2,575	2.38%	0.55%	to	1.55%	7.93%	to	6.86%
2023	739	$3.30	to	$1.04	$2,522	2.21%	0.55%	to	1.55%	5.45%	to	4.40%
2022	644	$3.13	to	$0.99	$2,096	2.12%	0.55%	to	1.55%	(1.93)%	to	(0.64)%(5)
2021	625	$3.19	to	$3.48	$2,145	0.98%	0.55%	to	1.45%	22.34%	to	21.25%
LVIP AC Ultra, Serv Cl
2025	333	$8.67	to	$7.99	$2,829	— %	0.55%	to	1.45%	12.06%	to	11.05%
2024	419	$7.73	to	$7.20	$3,172	— %	0.55%	to	1.45%	27.91%	to	26.76%
2023	477	$6.05	to	$5.68	$2,825	— %	0.55%	to	1.45%	42.49%	to	41.21%
2022	494	$4.24	to	$4.02	$2,061	— %	0.55%	to	1.45%	(32.83)%	to	(33.43)%
2021	603	$6.32	to	$6.04	$3,779	— %	0.55%	to	1.45%	22.32%	to	21.22%
LVIP AC Val, Serv Cl
2025	2,557	$4.63	to	$2.59	$12,126	1.46%	0.55%	to	1.85%	15.22%	to	13.73%
2024	2,808	$4.01	to	$2.28	$11,474	2.62%	0.55%	to	1.85%	8.69%	to	7.28%
2023	3,554	$3.69	to	$2.12	$13,592	2.25%	0.55%	to	1.85%	8.42%	to	7.04%
2022	3,580	$3.41	to	$1.98	$12,774	1.95%	0.55%	to	1.85%	(0.24)%	to	(1.51)%
2021	3,265	$3.41	to	$2.01	$11,642	1.60%	0.55%	to	1.85%	23.60%	to	22.01%
LVIP AC Val, Std Cl II
2025	74	$7.02	to	$6.67	$506	1.60%	0.75%	to	0.95%	15.16%	to	14.92%
2024	88	$6.09	to	$5.81	$521	2.92%	0.75%	to	0.95%	8.66%	to	8.44%
2023	91	$5.61	to	$5.35	$496	2.41%	0.75%	to	0.95%	8.28%	to	8.07%
2022	115	$5.18	to	$4.95	$586	2.08%	0.75%	to	0.95%	(0.21)%	to	(0.41)%
2021	131	$5.19	to	$4.97	$669	1.71%	0.75%	to	0.95%	23.58%	to	23.33%
LVIP JPM US Eq, Serv Cl
2025	221	$1.64	to	$1.58	$358	0.32%	0.65%	to	1.55%	13.51%	to	12.50%
2024	139	$1.44	to	$1.41	$201	0.35%	0.65%	to	1.55%	22.88%	to	21.77%
2023	153	$1.17	to	$1.15	$180	1.02%	0.65%	to	1.55%	16.04%(7)	to	15.34%(7)
 147 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
MFS Gbl Real Est, Serv Cl
2025	192	$0.89	to	$0.86	$170	1.21%	0.65%	to	1.55%	2.63%	to	1.71%
2024	150	$0.87	to	$0.85	$130	1.51%	0.65%	to	1.55%	(3.55)%	to	(4.43)%
2023	135	$0.90	to	$0.89	$122	0.61%	0.65%	to	1.55%	10.49%	to	9.50%
2022	44	$0.82	to	$0.81	$37	1.77%	0.65%	to	1.55%	(16.74)%(5)	to	(17.24)%(5)
MFS Intl Gro, Serv Cl
2025	435	$1.44	to	$1.40	$619	0.85%	0.65%	to	1.55%	20.01%	to	18.95%
2024	216	$1.20	to	$1.17	$258	0.82%	0.65%	to	1.55%	8.05%	to	7.09%
2023	115	$1.11	to	$1.10	$128	1.00%	0.65%	to	1.55%	13.66%	to	12.66%
2022	47	$0.98	to	$0.97	$47	0.07%	0.65%	to	1.55%	(1.98)%(5)	to	(2.56)%(5)
MFS Mass Inv Gro Stock, Serv Cl
2025	990	$3.43	to	$3.12	$3,265	0.02%	0.55%	to	1.45%	9.00%	to	8.03%
2024	1,136	$3.15	to	$2.88	$3,448	0.12%	0.55%	to	1.45%	15.34%	to	14.30%
2023	1,301	$2.73	to	$2.52	$3,436	0.05%	0.55%	to	1.45%	23.02%	to	21.93%
2022	1,402	$2.22	to	$2.07	$3,024	— %	0.55%	to	1.45%	(19.89)%	to	(20.61)%
2021	1,619	$2.77	to	$2.61	$4,378	0.03%	0.55%	to	1.45%	24.97%	to	23.85%
MFS New Dis, Serv Cl
2025	293	$5.64	to	$6.22	$1,262	— %	0.55%	to	1.20%	11.94%	to	11.22%
2024	355	$5.04	to	$5.59	$1,358	— %	0.55%	to	1.20%	5.85%	to	5.16%
2023	410	$4.76	to	$5.32	$1,484	— %	0.55%	to	1.20%	13.63%	to	12.90%
2022	444	$4.19	to	$4.71	$1,393	— %	0.55%	to	1.20%	(30.38)%	to	(30.83)%
2021	491	$6.02	to	$6.81	$2,211	— %	0.55%	to	1.20%	1.02%	to	0.36%
MFS Research Intl, Serv Cl
2025	145	$1.34	to	$1.29	$192	1.29%	0.65%	to	1.55%	20.97%	to	19.89%
2024	112	$1.11	to	$1.08	$124	1.61%	0.65%	to	1.55%	2.12%	to	1.20%
2023	28	$1.08	to	$1.07	$32	1.27%	0.65%	to	1.55%	12.09%	to	11.10%
2022	4	$0.97	to	$0.96	$5	1.63%	0.65%	to	1.55%	(3.09)%(5)	to	(3.66)%(5)
MFS Utilities, Serv Cl
2025	1,110	$5.79	to	$1.96	$5,747	2.72%	0.55%	to	1.85%	14.13%	to	12.65%
2024	1,324	$5.08	to	$1.74	$5,792	2.05%	0.55%	to	1.85%	10.73%	to	9.30%
2023	1,513	$4.59	to	$1.59	$6,055	3.34%	0.55%	to	1.85%	(2.86)%	to	(4.12)%
2022	1,416	$4.72	to	$1.66	$5,905	2.22%	0.55%	to	1.85%	(0.07)%	to	(1.36)%
2021	1,358	$4.72	to	$1.68	$5,742	1.55%	0.55%	to	1.85%	13.20%	to	11.74%
MS VIF Dis, Cl II
2025	954	$5.97	to	$3.52	$5,456	0.40%	0.55%	to	1.85%	11.82%	to	10.38%
2024	1,017	$5.34	to	$3.19	$5,246	— %	0.55%	to	1.85%	40.95%	to	39.12%
2023	1,076	$3.79	to	$2.29	$3,998	— %	0.55%	to	1.85%	43.34%	to	41.50%
2022	1,012	$2.64	to	$1.62	$2,615	— %	0.55%	to	1.85%	(63.17)%	to	(63.65)%
2021	835	$7.18	to	$4.46	$5,880	— %	0.55%	to	1.85%	(11.68)%	to	(12.83)%
NB AMT Quality Eq, Cl S
2025	222	$1.66	to	$3.42	$1,194	— %	0.65%	to	1.85%	12.70%	to	11.36%
2024	290	$1.47	to	$3.07	$1,384	— %	0.65%	to	1.85%	24.70%	to	23.21%
2023	339	$1.18	to	$2.49	$1,303	0.08%	0.65%	to	1.85%	25.75%	to	24.26%
2022	323	$0.94	to	$2.01	$995	0.12%	0.65%	to	1.85%	(6.56)%(5)	to	(20.14)%
2021	296	$3.92	to	$2.51	$1,130	0.19%	0.85%	to	1.85%	22.12%	to	20.90%
Nom VIP Asset Strategy, Serv Cl
2025	289	$2.08	to	$1.77	$570	1.18%	0.55%	to	1.85%	16.02%	to	14.51%
2024	359	$1.80	to	$1.54	$613	1.90%	0.55%	to	1.85%	11.82%	to	10.37%
2023	375	$1.61	to	$1.40	$574	2.10%	0.55%	to	1.85%	13.32%	to	11.85%
2022	403	$1.42	to	$1.25	$546	1.53%	0.55%	to	1.85%	(15.20)%	to	(16.31)%
2021	454	$1.67	to	$1.49	$729	1.51%	0.55%	to	1.85%	9.83%	to	8.41%
Nom VIP for Inc, Serv Cl
2025	261	$1.22	to	$1.18	$316	4.50%	0.65%	to	1.55%	8.10%	to	7.13%
2024	108	$1.13	to	$1.11	$122	7.15%	0.65%	to	1.55%	5.61%	to	4.66%
RiverSource of New York Variable Annuity Account ■ 148

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	89	$1.07	to	$1.06	$96	3.82%	0.65%	to	1.55%	12.12%	to	11.12%
2022	41	$0.96	to	$0.95	$41	— %	0.65%	to	1.55%	(3.70)%(5)	to	(4.27)%(5)
Nom VIP Intl Core Eq, Serv Cl
2025	126	$1.22	to	$1.20	$154	0.38%	0.65%	to	1.55%	23.37%	to	22.26%
2024	144	$0.99	to	$0.98	$144	1.77%	0.65%	to	1.55%	(0.97)%(8)	to	(1.57)%(8)
PIMCO VIT All Asset, Advisor Cl
2025	1,182	$2.39	to	$1.35	$2,611	4.49%	0.55%	to	1.85%	13.57%	to	12.12%
2024	1,347	$2.11	to	$1.20	$2,629	6.22%	0.55%	to	1.85%	3.00%	to	1.66%
2023	1,661	$2.04	to	$1.18	$3,147	2.84%	0.55%	to	1.85%	7.41%	to	6.04%
2022	1,796	$1.90	to	$1.12	$3,173	7.52%	0.55%	to	1.85%	(12.35)%	to	(13.49)%
2021	2,042	$2.17	to	$1.29	$4,146	10.88%	0.55%	to	1.85%	15.41%	to	13.91%
PIMCO VIT Glb Man As Alloc, Adv Cl
2025	144	$1.97	to	$1.61	$267	4.27%	0.55%	to	1.85%	21.11%	to	19.53%
2024	174	$1.63	to	$1.35	$267	3.41%	0.55%	to	1.85%	10.14%	to	8.72%
2023	194	$1.48	to	$1.24	$272	2.13%	0.55%	to	1.85%	12.24%	to	10.79%
2022	221	$1.32	to	$1.12	$278	1.80%	0.55%	to	1.85%	(18.84)%	to	(19.88)%
2021	272	$1.63	to	$1.40	$422	2.37%	0.55%	to	1.85%	11.98%	to	10.53%
PIMCO VIT Tot Return, Advisor Cl
2025	8,288	$1.18	to	$1.00	$9,217	4.00%	0.55%	to	1.85%	8.18%	to	6.79%
2024	7,862	$1.09	to	$0.94	$8,111	3.92%	0.55%	to	1.85%	1.87%	to	0.55%
2023	7,250	$1.07	to	$0.93	$7,369	3.48%	0.55%	to	1.85%	5.25%	to	3.89%
2022	6,351	$1.02	to	$0.90	$6,166	2.53%	0.55%	to	1.85%	(14.85)%	to	(15.95)%
2021	5,837	$1.19	to	$1.07	$6,676	1.73%	0.55%	to	1.85%	(1.91)%	to	(3.17)%
Put VT Global Hlth Care, Cl IB
2025	533	$6.02	to	$1.23	$1,487	— %	0.55%	to	1.55%	14.42%	to	13.29%
2024	456	$5.26	to	$1.09	$1,300	0.47%	0.55%	to	1.55%	0.87%	to	(0.16)%
2023	390	$5.21	to	$1.09	$1,336	0.29%	0.55%	to	1.55%	8.53%	to	7.47%
2022	291	$4.80	to	$1.01	$1,191	0.41%	0.55%	to	1.55%	(5.20)%	to	2.06%(5)
2021	291	$5.07	to	$5.14	$1,331	1.09%	0.55%	to	1.20%	18.74%	to	17.98%
Put VT Intl Eq, Cl IB
2025	137	$2.97	to	$3.54	$429	0.01%	0.55%	to	1.20%	36.93%	to	36.04%
2024	171	$2.17	to	$2.61	$389	2.26%	0.55%	to	1.20%	2.41%	to	1.74%
2023	201	$2.12	to	$2.56	$448	0.04%	0.55%	to	1.20%	17.86%	to	17.10%
2022	205	$1.80	to	$2.19	$389	1.63%	0.55%	to	1.20%	(15.23)%	to	(15.79)%
2021	264	$2.12	to	$2.60	$592	1.16%	0.55%	to	1.20%	8.23%	to	7.52%
Put VT Intl Val, Cl IB
2025	122	$1.68	to	$1.62	$202	1.20%	0.65%	to	1.55%	33.81%	to	32.61%
2024	109	$1.25	to	$1.22	$136	1.95%	0.65%	to	1.55%	4.52%	to	3.59%
2023	25	$1.20	to	$1.18	$31	1.17%	0.65%	to	1.55%	17.91%	to	16.87%
2022	12	$1.02	to	$1.01	$13	— %	0.65%	to	1.55%	1.80%(5)	to	1.19%(5)
Put VT Lg Cap Val, Cl IB
2025	1,162	$1.64	to	$1.59	$1,876	1.34%	0.65%	to	1.55%	19.57%	to	18.50%
2024	920	$1.37	to	$1.34	$1,248	0.87%	0.65%	to	1.55%	18.36%	to	17.29%
2023	519	$1.16	to	$1.14	$598	1.60%	0.65%	to	1.55%	14.91%	to	13.90%
2022	86	$1.01	to	$1.00	$89	— %	0.65%	to	1.55%	0.54%(5)	to	(0.06)%(5)
Put VT Sus Fut, Cl IB
2025	19	$1.31	to	$1.26	$25	0.09%	0.65%	to	1.55%	1.99%	to	1.08%
2024	18	$1.28	to	$1.25	$24	— %	0.65%	to	1.55%	14.14%	to	13.11%
2023	9	$1.12	to	$1.10	$12	— %	0.65%	to	1.55%	27.69%	to	26.55%
2022	7	$0.88	to	$0.87	$8	— %	0.65%	to	1.55%	(12.79)%(5)	to	(13.31)%(5)
Put VT Sus Leaders, Cl IA
2025	966	$7.76	to	$7.76	$7,546	0.88%	1.25%	to	1.25%	9.61%	to	9.61%
2024	1,052	$7.08	to	$7.08	$7,499	0.38%	1.25%	to	1.25%	21.79%	to	21.79%
 149 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	1,143	$5.81	to	$5.81	$6,690	0.75%	1.25%	to	1.25%	24.85%	to	24.85%
2022	1,302	$4.66	to	$4.66	$6,061	0.83%	1.25%	to	1.25%	(23.68)%	to	(23.68)%
2021	1,365	$6.10	to	$6.10	$8,337	0.34%	1.25%	to	1.25%	22.30%	to	22.30%
Put VT Sus Leaders, Cl IB
2025	101	$7.03	to	$1.52	$652	0.74%	0.55%	to	1.55%	10.08%	to	8.99%
2024	125	$6.38	to	$1.39	$743	0.20%	0.55%	to	1.55%	22.34%	to	21.12%
2023	190	$5.22	to	$1.15	$930	0.52%	0.55%	to	1.55%	25.42%	to	24.17%
2022	211	$4.16	to	$0.93	$828	0.55%	0.55%	to	1.55%	(23.33)%	to	(7.80)%(5)
2021	212	$5.43	to	$5.04	$1,112	0.14%	0.55%	to	1.20%	22.85%	to	22.06%
Royce Micro-Cap, Invest Cl
2025	53	$6.53	to	$6.21	$336	— %	0.75%	to	0.95%	13.04%	to	12.82%
2024	62	$5.78	to	$5.51	$346	— %	0.75%	to	0.95%	12.82%	to	12.59%
2023	65	$5.12	to	$4.89	$319	— %	0.75%	to	0.95%	17.90%	to	17.66%
2022	68	$4.34	to	$4.16	$286	— %	0.75%	to	0.95%	(23.01)%	to	(23.17)%
2021	69	$5.64	to	$5.41	$377	— %	0.75%	to	0.95%	29.01%	to	28.75%
Temp Global Bond, Cl 2
2025	1,302	$0.88	to	$0.75	$1,077	— %	0.55%	to	1.85%	15.09%	to	13.61%
2024	1,535	$0.77	to	$0.66	$1,108	— %	0.55%	to	1.85%	(11.86)%	to	(13.01)%
2023	1,569	$0.87	to	$0.76	$1,290	— %	0.55%	to	1.85%	2.32%	to	1.00%
2022	1,593	$0.85	to	$0.75	$1,288	— %	0.55%	to	1.85%	(5.47)%	to	(6.69)%
2021	1,817	$0.90	to	$0.80	$1,563	— %	0.55%	to	1.85%	(5.51)%	to	(6.74)%
Third Ave VST Third Ave Value
2025	113	$5.36	to	$5.09	$582	2.24%	0.75%	to	0.95%	33.84%	to	33.57%
2024	129	$4.00	to	$3.81	$499	2.51%	0.75%	to	0.95%	(3.00)%	to	(3.20)%
2023	134	$4.13	to	$3.94	$535	2.39%	0.75%	to	0.95%	19.91%	to	19.67%
2022	138	$3.44	to	$3.29	$460	1.51%	0.75%	to	0.95%	15.24%	to	15.01%
2021	152	$2.99	to	$2.86	$440	0.69%	0.75%	to	0.95%	21.15%	to	20.91%
VanEck VIP Global Gold, Cl S
2025	942	$3.42	to	$2.90	$3,001	1.36%	0.55%	to	1.85%	162.99%	to	159.61%
2024	939	$1.30	to	$1.12	$1,146	3.05%	0.55%	to	1.85%	13.78%	to	12.30%
2023	879	$1.14	to	$0.99	$948	— %	0.55%	to	1.85%	9.80%	to	8.39%
2022	919	$1.04	to	$0.92	$912	— %	0.55%	to	1.85%	(13.83)%	to	(14.95)%
2021	870	$1.21	to	$1.08	$1,007	12.12%	0.55%	to	1.85%	(14.48)%	to	(15.59)%
VP Aggr, Cl 2
2025	13,942	$3.43	to	$2.21	$44,506	— %	0.55%	to	1.85%	16.99%	to	15.48%
2024	14,846	$2.94	to	$1.91	$40,689	— %	0.55%	to	1.85%	12.57%	to	11.11%
2023	15,686	$2.61	to	$1.72	$38,376	— %	0.55%	to	1.85%	16.58%	to	15.08%
2022	16,718	$2.24	to	$1.50	$35,279	— %	0.55%	to	1.85%	(18.63)%	to	(19.68)%
2021	16,955	$2.75	to	$1.86	$44,160	— %	0.55%	to	1.85%	15.12%	to	13.64%
VP Aggr, Cl 4
2025	11,259	$3.44	to	$2.98	$36,509	— %	0.55%	to	1.45%	16.99%	to	15.94%
2024	13,177	$2.94	to	$2.57	$36,645	— %	0.55%	to	1.45%	12.59%	to	11.58%
2023	14,522	$2.61	to	$2.31	$36,000	— %	0.55%	to	1.45%	16.55%	to	15.51%
2022	15,642	$2.24	to	$2.00	$33,390	— %	0.55%	to	1.45%	(18.64)%	to	(19.36)%
2021	18,122	$2.75	to	$2.48	$47,715	— %	0.55%	to	1.45%	15.14%	to	14.11%
VP Conserv, Cl 2
2025	15,922	$1.62	to	$1.17	$24,046	— %	0.55%	to	1.85%	9.61%	to	8.19%
2024	16,733	$1.48	to	$1.08	$23,059	— %	0.55%	to	1.85%	3.85%	to	2.50%
2023	18,854	$1.43	to	$1.06	$25,120	— %	0.55%	to	1.85%	7.87%	to	6.48%
2022	21,163	$1.32	to	$0.99	$26,274	— %	0.55%	to	1.85%	(16.01)%	to	(17.09)%
2021	22,117	$1.57	to	$1.20	$32,802	— %	0.55%	to	1.85%	2.25%	to	0.93%
VP Conserv, Cl 4
2025	13,066	$1.62	to	$1.41	$19,743	— %	0.55%	to	1.45%	9.61%	to	8.63%
2024	14,260	$1.48	to	$1.30	$19,724	— %	0.55%	to	1.45%	3.91%	to	2.98%
RiverSource of New York Variable Annuity Account ■ 150

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	15,567	$1.43	to	$1.26	$20,855	— %	0.55%	to	1.45%	7.80%	to	6.84%
2022	17,532	$1.32	to	$1.18	$21,890	— %	0.55%	to	1.45%	(15.96)%	to	(16.71)%
2021	16,983	$1.57	to	$1.42	$25,375	— %	0.55%	to	1.45%	2.25%	to	1.34%
VP Man Risk US, Cl 2
2025	19,726	$1.65	to	$1.48	$31,317	— %	0.55%	to	1.85%	8.99%	to	7.58%
2024	22,938	$1.51	to	$1.37	$33,562	— %	0.55%	to	1.85%	11.09%	to	9.64%
2023	23,790	$1.36	to	$1.25	$31,480	— %	0.55%	to	1.85%	13.92%	to	12.45%
2022	24,762	$1.19	to	$1.12	$28,892	— %	0.55%	to	1.85%	(17.67)%	to	(18.73)%
2021	25,436	$1.45	to	$1.37	$36,209	— %	0.55%	to	1.85%	12.72%	to	11.26%
VP Man Risk, Cl 2
2025	6,477	$1.48	to	$1.33	$9,251	— %	0.55%	to	1.85%	11.53%	to	10.09%
2024	7,274	$1.33	to	$1.21	$9,351	— %	0.55%	to	1.85%	8.81%	to	7.40%
2023	7,809	$1.22	to	$1.12	$9,266	— %	0.55%	to	1.85%	11.64%	to	10.20%
2022	8,136	$1.09	to	$1.02	$8,685	— %	0.55%	to	1.85%	(17.84)%	to	(18.90)%
2021	8,335	$1.33	to	$1.26	$10,877	— %	0.55%	to	1.85%	10.12%	to	8.69%
VP Man Vol Conserv Gro, Cl 2
2025	47,656	$1.51	to	$1.33	$70,452	— %	0.55%	to	1.85%	10.41%	to	8.98%
2024	55,075	$1.37	to	$1.22	$73,922	— %	0.55%	to	1.85%	6.22%	to	4.83%
2023	59,027	$1.29	to	$1.16	$74,788	— %	0.55%	to	1.85%	9.37%	to	7.97%
2022	69,475	$1.18	to	$1.08	$80,818	— %	0.55%	to	1.85%	(17.52)%	to	(18.58)%
2021	78,230	$1.43	to	$1.32	$110,899	— %	0.55%	to	1.85%	4.88%	to	3.52%
VP Man Vol Conserv, Cl 2
2025	24,525	$1.34	to	$1.15	$31,371	— %	0.55%	to	1.85%	8.57%	to	7.17%
2024	26,351	$1.24	to	$1.07	$31,134	— %	0.55%	to	1.85%	3.74%	to	2.39%
2023	34,408	$1.19	to	$1.05	$39,368	— %	0.55%	to	1.85%	7.28%	to	5.89%
2022	39,570	$1.11	to	$0.99	$42,398	— %	0.55%	to	1.85%	(16.45)%	to	(17.53)%
2021	33,416	$1.33	to	$1.20	$43,039	— %	0.55%	to	1.85%	2.06%	to	0.74%
VP Man Vol Gro, Cl 2
2025	301,874	$1.91	to	$1.76	$590,581	— %	0.55%	to	1.85%	14.12%	to	12.64%
2024	342,065	$1.68	to	$1.56	$588,197	— %	0.55%	to	1.85%	11.36%	to	9.91%
2023	377,075	$1.51	to	$1.42	$584,260	— %	0.55%	to	1.85%	13.96%	to	12.50%
2022	399,972	$1.32	to	$1.27	$545,865	— %	0.55%	to	1.85%	(19.87)%	to	(20.91)%
2021	416,960	$1.65	to	$1.60	$713,185	— %	0.55%	to	1.85%	11.28%	to	9.84%
VP Man Vol Mod Gro, Cl 2
2025	428,319	$1.72	to	$1.54	$775,861	— %	0.55%	to	1.85%	12.25%	to	10.81%
2024	494,610	$1.53	to	$1.39	$798,510	— %	0.55%	to	1.85%	8.81%	to	7.39%
2023	558,175	$1.41	to	$1.29	$828,769	— %	0.55%	to	1.85%	11.66%	to	10.22%
2022	616,104	$1.26	to	$1.17	$820,314	— %	0.55%	to	1.85%	(18.60)%	to	(19.65)%
2021	663,538	$1.55	to	$1.46	$1,089,495	— %	0.55%	to	1.85%	8.10%	to	6.71%
VP Mod Aggr, Cl 2
2025	58,946	$2.89	to	$1.89	$158,485	— %	0.55%	to	1.85%	15.07%	to	13.59%
2024	65,233	$2.51	to	$1.67	$153,249	— %	0.55%	to	1.85%	10.39%	to	8.95%
2023	70,068	$2.28	to	$1.53	$149,960	— %	0.55%	to	1.85%	14.31%	to	12.83%
2022	74,605	$1.99	to	$1.36	$140,345	— %	0.55%	to	1.85%	(18.04)%	to	(19.10)%
2021	82,152	$2.43	to	$1.68	$189,530	— %	0.55%	to	1.85%	11.69%	to	10.25%
VP Mod Aggr, Cl 4
2025	32,061	$2.90	to	$2.51	$87,348	— %	0.55%	to	1.45%	15.05%	to	14.02%
2024	35,191	$2.52	to	$2.20	$83,665	— %	0.55%	to	1.45%	10.37%	to	9.37%
2023	42,045	$2.28	to	$2.02	$90,878	— %	0.55%	to	1.45%	14.28%	to	13.26%
2022	48,592	$2.00	to	$1.78	$92,293	— %	0.55%	to	1.45%	(18.02)%	to	(18.75)%
2021	54,164	$2.43	to	$2.19	$125,938	— %	0.55%	to	1.45%	11.72%	to	10.72%
VP Mod Conserv, Cl 2
2025	32,232	$1.98	to	$1.38	$59,408	— %	0.55%	to	1.85%	11.48%	to	10.04%
2024	35,895	$1.78	to	$1.25	$59,422	— %	0.55%	to	1.85%	5.82%	to	4.45%
 151 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	41,353	$1.68	to	$1.20	$64,998	— %	0.55%	to	1.85%	9.90%	to	8.48%
2022	45,491	$1.53	to	$1.11	$65,321	— %	0.55%	to	1.85%	(16.55)%	to	(17.62)%
2021	52,311	$1.83	to	$1.34	$90,527	— %	0.55%	to	1.85%	5.16%	to	3.80%
VP Mod Conserv, Cl 4
2025	25,405	$1.98	to	$1.72	$47,165	— %	0.55%	to	1.45%	11.52%	to	10.52%
2024	28,574	$1.78	to	$1.56	$47,807	— %	0.55%	to	1.45%	5.81%	to	4.86%
2023	33,387	$1.68	to	$1.49	$53,039	— %	0.55%	to	1.45%	9.88%	to	8.90%
2022	39,603	$1.53	to	$1.36	$57,450	— %	0.55%	to	1.45%	(16.56)%	to	(17.31)%
2021	45,021	$1.83	to	$1.65	$78,614	— %	0.55%	to	1.45%	5.21%	to	4.26%
VP Mod, Cl 2
2025	191,280	$2.43	to	$1.63	$432,741	— %	0.55%	to	1.85%	13.23%	to	11.77%
2024	205,566	$2.15	to	$1.46	$412,750	— %	0.55%	to	1.85%	8.12%	to	6.72%
2023	219,564	$1.99	to	$1.37	$409,453	— %	0.55%	to	1.85%	12.34%	to	10.90%
2022	236,316	$1.77	to	$1.23	$394,023	— %	0.55%	to	1.85%	(17.06)%	to	(18.14)%
2021	248,772	$2.13	to	$1.51	$502,487	— %	0.55%	to	1.85%	8.41%	to	7.01%
VP Mod, Cl 4
2025	131,703	$2.44	to	$2.12	$301,279	— %	0.55%	to	1.45%	13.22%	to	12.20%
2024	149,082	$2.15	to	$1.89	$302,511	— %	0.55%	to	1.45%	8.11%	to	7.14%
2023	170,269	$1.99	to	$1.76	$320,952	— %	0.55%	to	1.45%	12.32%	to	11.32%
2022	191,236	$1.77	to	$1.58	$322,209	— %	0.55%	to	1.45%	(17.04)%	to	(17.78)%
2021	212,114	$2.14	to	$1.92	$432,673	— %	0.55%	to	1.45%	8.45%	to	7.47%
VP Ptnrs Core Bond, Cl 2
2025	1,358	$1.08	to	$0.99	$1,632	5.13%	0.65%	to	1.85%	6.58%	to	5.32%
2024	1,358	$1.02	to	$0.94	$1,536	3.42%	0.65%	to	1.85%	1.35%	to	0.14%
2023	1,280	$1.00	to	$0.94	$1,434	2.57%	0.65%	to	1.85%	5.37%	to	4.12%
2022	1,129	$0.95	to	$0.90	$1,204	1.48%	0.65%	to	1.85%	(4.38)%(5)	to	(15.18)%
2021	880	$1.28	to	$1.06	$1,093	1.20%	0.85%	to	1.85%	(2.25)%	to	(3.23)%
VP Ptnrs Core Eq, Cl 2
2025	312	$1.61	to	$3.30	$946	— %	0.65%	to	1.85%	12.40%	to	11.06%
2024	324	$1.43	to	$2.97	$903	— %	0.65%	to	1.85%	22.30%	to	20.83%
2023	316	$1.17	to	$2.46	$683	— %	0.65%	to	1.85%	23.63%	to	22.16%
2022	273	$0.95	to	$2.01	$403	— %	0.65%	to	1.85%	(5.67)%(5)	to	(19.06)%
2021	81	$3.73	to	$2.48	$291	— %	0.85%	to	1.85%	28.09%	to	26.81%
VP Ptnrs Core Eq, Cl 3
2025	263	$4.68	to	$4.04	$1,154	— %	0.55%	to	1.45%	12.65%	to	11.64%
2024	317	$4.16	to	$3.62	$1,240	— %	0.55%	to	1.45%	22.58%	to	21.48%
2023	377	$3.39	to	$2.98	$1,209	— %	0.55%	to	1.45%	23.87%	to	22.76%
2022	474	$2.74	to	$2.43	$1,231	— %	0.55%	to	1.45%	(17.89)%	to	(18.62)%
2021	530	$3.33	to	$2.98	$1,686	— %	0.55%	to	1.45%	28.63%	to	27.48%
VP Ptnrs Intl Core Eq, Cl 2
2025	1,177	$1.44	to	$1.51	$2,499	1.20%	0.65%	to	1.85%	23.74%	to	22.27%
2024	1,056	$1.16	to	$1.24	$1,802	0.97%	0.65%	to	1.85%	4.89%	to	3.63%
2023	777	$1.11	to	$1.19	$1,290	1.07%	0.65%	to	1.85%	16.59%	to	15.20%
2022	623	$0.95	to	$1.04	$893	1.69%	0.65%	to	1.85%	(4.64)%(5)	to	(21.11)%
2021	450	$1.84	to	$1.31	$811	1.56%	0.85%	to	1.85%	12.22%	to	11.10%
VP Ptnrs Intl Gro, Cl 2
2025	1,287	$1.21	to	$1.43	$2,558	0.49%	0.65%	to	1.85%	16.74%	to	15.35%
2024	1,358	$1.03	to	$1.24	$2,322	0.45%	0.65%	to	1.85%	(2.06)%	to	(3.22)%
2023	1,305	$1.06	to	$1.28	$2,302	0.24%	0.65%	to	1.85%	13.72%	to	12.36%
2022	1,292	$0.93	to	$1.14	$2,010	— %	0.65%	to	1.85%	(6.74)%(5)	to	(28.21)%
2021	1,278	$2.21	to	$1.59	$2,746	— %	0.85%	to	1.85%	9.40%	to	8.31%
VP Ptnrs Intl Val, Cl 2
2025	891	$1.58	to	$1.55	$1,687	2.63%	0.65%	to	1.85%	33.97%	to	32.38%
2024	1,013	$1.18	to	$1.17	$1,432	2.69%	0.65%	to	1.85%	3.63%	to	2.38%
RiverSource of New York Variable Annuity Account ■ 152

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	1,245	$1.14	to	$1.14	$1,703	1.91%	0.65%	to	1.85%	16.21%	to	14.83%
2022	1,270	$0.98	to	$0.99	$1,500	2.10%	0.65%	to	1.85%	(1.67)%(5)	to	(13.37)%
2021	1,093	$1.39	to	$1.15	$1,479	1.97%	0.85%	to	1.85%	10.69%	to	9.60%
VP Ptnrs Sm Cap Gro, Cl 2
2025	423	$1.24	to	$1.96	$1,422	— %	0.65%	to	1.85%	7.17%	to	5.89%
2024	565	$1.16	to	$1.85	$1,781	— %	0.65%	to	1.85%	17.93%	to	16.52%
2023	643	$0.98	to	$1.59	$1,723	— %	0.65%	to	1.85%	6.24%	to	4.98%
2022	565	$0.92	to	$1.52	$1,424	— %	0.65%	to	1.85%	(9.37)%(5)	to	(30.43)%
2021	453	$3.71	to	$2.18	$1,623	— %	0.85%	to	1.85%	7.11%	to	6.04%
VP Ptnrs Sm Cap Val, Cl 2
2025	315	$1.21	to	$1.74	$884	— %	0.65%	to	1.85%	6.38%	to	5.11%
2024	339	$1.14	to	$1.65	$896	— %	0.65%	to	1.85%	7.00%	to	5.72%
2023	388	$1.06	to	$1.56	$960	— %	0.65%	to	1.85%	10.37%	to	9.05%
2022	333	$0.96	to	$1.43	$749	— %	0.65%	to	1.85%	(4.24)%(5)	to	(14.75)%
2021	285	$2.68	to	$1.68	$742	— %	0.85%	to	1.85%	22.71%	to	21.49%
VP Ptnrs Sm Cap Val, Cl 3
2025	546	$3.57	to	$2.63	$2,401	— %	0.55%	to	1.45%	6.62%	to	5.67%
2024	617	$3.35	to	$2.49	$2,511	— %	0.55%	to	1.45%	7.23%	to	6.27%
2023	694	$3.12	to	$2.34	$2,670	— %	0.55%	to	1.45%	10.65%	to	9.66%
2022	751	$2.82	to	$2.13	$2,611	— %	0.55%	to	1.45%	(13.54)%	to	(14.31)%
2021	839	$3.27	to	$2.49	$3,393	— %	0.55%	to	1.45%	23.21%	to	22.10%
VP US Flex Conserv Gro, Cl 2
2025	16,823	$1.40	to	$1.34	$24,270	— %	0.55%	to	1.85%	8.62%	to	7.22%
2024	18,891	$1.29	to	$1.25	$25,204	— %	0.55%	to	1.85%	8.81%	to	7.40%
2023	19,422	$1.18	to	$1.16	$23,909	— %	0.55%	to	1.85%	10.61%	to	9.19%
2022	20,016	$1.07	to	$1.07	$22,382	— %	0.55%	to	1.85%	(17.19)%	to	(18.26)%
2021	22,654	$1.29	to	$1.30	$30,735	— %	0.55%	to	1.85%	6.91%	to	5.53%
VP US Flex Gro, Cl 2
2025	138,690	$1.76	to	$1.79	$268,015	— %	0.55%	to	1.85%	10.46%	to	9.04%
2024	152,313	$1.59	to	$1.64	$267,540	— %	0.55%	to	1.85%	16.50%	to	14.99%
2023	160,487	$1.37	to	$1.43	$243,009	— %	0.55%	to	1.85%	16.16%	to	14.66%
2022	165,012	$1.18	to	$1.24	$216,056	— %	0.55%	to	1.85%	(19.17)%	to	(20.22)%
2021	164,863	$1.45	to	$1.56	$268,291	— %	0.55%	to	1.85%	14.87%	to	13.38%
VP US Flex Mod Gro, Cl 2
2025	85,143	$1.57	to	$1.55	$142,856	— %	0.55%	to	1.85%	9.50%	to	8.08%
2024	91,752	$1.44	to	$1.44	$141,195	— %	0.55%	to	1.85%	12.57%	to	11.11%
2023	99,118	$1.28	to	$1.29	$136,107	— %	0.55%	to	1.85%	13.24%	to	11.79%
2022	100,110	$1.13	to	$1.16	$121,920	— %	0.55%	to	1.85%	(17.99)%	to	(19.04)%
2021	100,979	$1.38	to	$1.43	$150,643	— %	0.55%	to	1.85%	10.86%	to	9.43%
WA Var Global Hi Yd Bond, Cl II
2025	487	$1.45	to	$1.23	$663	6.90%	0.55%	to	1.85%	9.34%	to	7.93%
2024	427	$1.32	to	$1.14	$532	6.15%	0.55%	to	1.85%	6.11%	to	4.73%
2023	447	$1.25	to	$1.09	$530	4.96%	0.55%	to	1.85%	9.36%	to	7.94%
2022	519	$1.14	to	$1.01	$565	5.65%	0.55%	to	1.85%	(14.34)%	to	(15.44)%
2021	651	$1.33	to	$1.19	$830	4.24%	0.55%	to	1.85%	0.49%	to	(0.81)%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

 153 ■ RiverSource of New York Variable Annuity Account

(4)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the notated effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on May 2, 2022.
(6)	New subaccount operations commenced on May 3, 2021.
(7)	New subaccount operations commenced on April 28, 2023.
(8)	New subaccount operations commenced on April 26, 2024.
RiverSource of New York Variable Annuity Account ■ 154

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2025 and 2024, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

www.pwc.com/us	PricewaterhouseCoopers LLP 45 South 7th Street, Suite 3400 Minneapolis, Minnesota 55402 (612) 596 6000

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2026

Riversource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2025	2024
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2025, $1,519,304; 2024, $1,545,537)	$1,445,880	$1,420,630
Mortgage loans, at amortized cost (allowance for credit losses: 2025, $316; 2024, $424)	116,775	130,826
Policy loans	62,715	60,538
Other investments	682	638
Total investments	1,626,052	1,612,632
Cash and cash equivalents	120,625	145,878
Market risk benefits	155,104	147,075
Reinsurance recoverables (allowance for credit losses: 2025, $3,200; 2024, $3,300)	214,436	195,919
Receivables	11,096	10,340
Accrued investment income	14,188	14,363
Deferred acquisition costs	154,783	161,696
Other assets	131,784	189,005
Separate account assets	4,767,199	4,634,856
Total assets	$7,195,267	$7,111,764

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,800,874	$1,843,572
Market risk benefits	21,487	26,470
Other liabilities	133,848	175,985
Separate account liabilities	4,767,199	4,634,856
Total liabilities	6,723,408	6,680,883
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	434,593	428,525
Accumulated other comprehensive income (loss), net of tax	(71,660)	(106,570)
Total shareholder’s equity	471,859	430,881
Total liabilities and shareholder’s equity	$7,195,267	$7,111,764

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2025	2024	2023
Revenues
Premiums	$18,713	$27,135	$21,413
Net investment income	79,877	82,817	84,585
Policy and contract charges	132,420	125,670	123,750
Other revenues	24,330	23,564	22,102
Net realized investment gains (losses)	(1,527)	(419)	187
Total revenues	253,813	258,767	252,037

Benefits and Expenses
Benefits, claims, losses and settlement expenses	45,366	51,316	48,540
Interest credited to fixed accounts	41,050	49,396	51,609
Remeasurement (gains) losses of future policy benefit reserves	1,204	(8,588)	2,003
Change in fair value of market risk benefits	50,518	26,843	45,118
Amortization of deferred acquisition costs	13,820	14,146	14,822
Other insurance and operating expenses	34,685	36,697	35,823
Total benefits and expenses	186,643	169,810	197,915
Pretax income (loss)	67,170	88,957	54,122
Income tax provision (benefit)	11,102	15,563	7,555
Net income	$56,068	$73,394	$46,567

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2025	2024	2023

Net income	$56,068	$73,394	$46,567
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	39,880	(23,676)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(6,092)	9,241	(6,125)
Effect of changes in instrument-specific credit risk on market risk benefits	1,122	(2,175)	(2,950)
Total other comprehensive income (loss), net of tax	34,910	(16,610)	32,600
Total comprehensive income (loss)	$90,978	$56,784	$79,167

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2023	$2,000	$106,926	$408,564	$(122,560)	$394,930
Net income	—	—	46,567	—	46,567
Other comprehensive income, net of tax	—	—	—	32,600	32,600
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2023	2,000	106,926	405,131	(89,960)	424,097
Net income	—	—	73,394	—	73,394
Other comprehensive loss, net of tax	—	—	—	(16,610)	(16,610)
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2024	2,000	106,926	428,525	(106,570)	430,881
Net income	—	—	56,068	—	56,068
Other comprehensive income, net of tax	—	—	—	34,910	34,910
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2025	$2,000	$106,926	$434,593	$(71,660)	$471,859

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2025	2024	2023
Cash Flows from Operating Activities
Net income	$56,068	$73,394	$46,567
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	833	1,412	2,049
Deferred income tax (benefit) expense	13,955	14,880	(1,519)
Contractholder and policyholder charges, non-cash	(27,665)	(27,735)	(27,744)
(Gain) loss from equity method investments	(65)	(62)	(72)
Net realized investment (gains) losses	1,635	914	431
Impairments and provision for loan losses	(108)	(495)	(618)
Changes in operating assets and liabilities:
Deferred acquisition costs	6,913	5,237	7,105
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	(698)	(77,148)	(42,580)
Derivatives, net of collateral	(7,711)	1,897	(36,844)
Reinsurance recoverables	(13,131)	349	(4,765)
Receivables	(956)	(2,277)	553
Accrued investment income	175	1,013	(654)
Current income tax, net	(242)	(1,753)	(3,253)
Other, net	(41)	9,397	4,121
Net cash provided by (used in) operating activities	28,962	(977)	(57,223)

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	7,501	4,609	902
Maturities, sinking fund payments and calls	174,342	127,776	115,763
Purchases	(157,878)	(216)	(120,653)
Proceeds from maturities and repayments of mortgage loans	14,159	17,214	15,195
Funding of mortgage loans	—	(3,000)	(2,626)
Proceeds from sales of other investments	21	21	22
Change in policy loans, net	(2,177)	(6,923)	(2,824)
Net cash provided by (used in) investing activities	35,968	139,481	5,779

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	84,763	111,071	105,284
Net transfers from (to) separate accounts	(3,138)	(11,509)	(5,907)
Surrenders and other benefits	(121,680)	(122,035)	(132,933)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	2,600	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(2,600)	—
Cash received for purchased options with deferred premiums	—	—	10,823
Cash paid for purchased options with deferred premiums	(128)	(235)	(501)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(50,000)	(50,000)
Net cash provided by (used in) financing activities	(90,183)	(72,708)	(73,234)
Net increase (decrease) in cash and cash equivalents	(25,253)	65,796	(124,678)
Cash and cash equivalents at beginning of period	145,878	80,082	204,760
Cash and cash equivalents at end of period	$120,625	$145,878	$80,082

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through April 22, 2026, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s President and Chief Executive Officer utilizes the Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

See Note 6 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

RiverSource Life Insurance Co. of New York

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Co. of New York

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”). If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

RiverSource Life Insurance Co. of New York

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for IUL products.

Liabilities for fixed account values on variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees. Liabilities for IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 11 for information regarding variable annuity guarantees.

RiverSource Life Insurance Co. of New York

Embedded Derivatives

The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liability for future policy benefits for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC insurance policies and life contingent payout annuity policies as claims are incurred in the future. A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 9.

RiverSource Life Insurance Co. of New York

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

RiverSource Life Insurance Co. of New York

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024. The Company elected retrospective application and adopted the standard on January 1, 2025. The adoption of the standard did not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the financial statements on an annual and interim basis. The standard is to be applied prospectively and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is assessing changes to disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Financial Instruments — Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets, which allows all entities to apply a practical expedient when estimating expected credit losses that assumes current conditions as of the balance sheet date will remain unchanged over the asset’s remaining life. The standard is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those years. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations.

Intangibles — Internal-Use Software

In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, to clarify and modernize the accounting treatment for internal-use software costs by eliminating the use of the sequential software development project stages method and provide further guidance on when an entity is required to start capitalizing eligible costs. Under the new guidance, capitalization begins when both of the following occur: (a) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and (b) it is probable that the project will be completed, and the software will be used to perform the function intended. The Company can elect prospective, retrospective, or modified retrospective adoption. The standard is effective for annual periods beginning after December 15, 2027, and interim reporting periods within those years. The Company is evaluating the impact of the standard on its financial condition and results of operations.

Financial Instruments — Credit Losses: Purchased Loans

In November 2025, the FASB issued ASU 2025-08, Purchased Loans, which amends the accounting for certain acquired seasoned loans to require recognizing them at their purchase price plus an allowance for expected credit losses (referred to as the gross-up method). The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its financial condition and results of operations.

Derivatives and Hedging — Hedge Accounting Improvements

In November 2025, the FASB issued ASU 2025-09, Hedge Accounting Improvements, to make targeted changes within the hedge accounting model. The updates primarily relate to cash flow hedges and certain fair value and net investment hedges. The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its financial condition and results of operations.

RiverSource Life Insurance Co. of New York

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,570	$9,678	$9,193
Unaffiliated	1,040	996	850
Total	10,610	10,674	10,043
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,460	2,498	2,317
Unaffiliated	1,213	1,172	1,029
	3,673	3,670	3,346
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”))	20,240	19,527	18,482
Unaffiliated	285	272	230
	20,525	19,799	18,712
Total	24,198	23,469	22,058
Total revenue from contracts with customers	34,808	34,143	32,101
Revenue from other sources(1)	219,005	224,624	219,936
Total revenues	$253,813	$258,767	$252,037

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.4 million and $3.2 million as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2025
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
Corporate debt securities	$915,381	$21,506	$(55,163)	$881,724
Residential mortgage backed securities	284,339	806	(30,120)	255,025
Commercial mortgage backed securities	232,459	57	(14,854)	217,662
State and municipal obligations	67,798	4,800	(315)	72,283
Asset backed securities	18,579	466	(701)	18,344
Foreign government bonds and obligations	528	91	—	619
U.S. government and agency obligations	220	3	—	223
Total	$1,519,304	$27,729	$(101,153)	$1,445,880

	December 31, 2024
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
Corporate debt securities	$902,842	$14,151	$(75,598)	$841,395
Residential mortgage backed securities	264,471	146	(40,511)	224,106
Commercial mortgage backed securities	283,246	—	(25,417)	257,829
State and municipal obligations	69,925	3,528	(446)	73,007
Asset backed securities	24,305	544	(1,359)	23,490
Foreign government bonds and obligations	531	54	—	585
U.S. government and agency obligations	217	1	—	218
Total	$1,545,537	$18,424	$(143,331)	$1,420,630

As of December 31, 2025 and 2024, accrued interest of $13.8 million and $13.9 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2025 and 2024, fixed maturity securities comprised approximately 89% and 88%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2025 and 2024, $4.9 million and $9.4 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2025			December 31, 2024
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$261,858	$247,062	17%	$295,791	$270,009	19%
AA	319,545	296,261	21	321,502	285,980	20
A	266,064	261,977	18	187,262	181,984	13
BBB	641,660	612,782	42	707,754	651,579	46
Below investment grade	30,177	27,798	2	33,228	31,078	2
Total fixed maturities	$1,519,304	$1,445,880	100%	$1,545,537	$1,420,630	100%

As of December 31, 2025 and 2024, approximately 76% and 74% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities, respectively. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2025 and 2024.

RiverSource Life Insurance Co. of New York

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2025
	Less than 12 Months			12 Months or More			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	17	$62,861	$(4,605)	133	$497,497	$(50,558)	150	$560,358	$(55,163)
Residential mortgage backed securities	1	297	(1)	56	204,887	(30,119)	57	205,184	(30,120)
Commercial mortgage backed securities	—	—	—	69	209,765	(14,854)	69	209,765	(14,854)
State and municipal obligations	2	1,280	(34)	6	4,319	(281)	8	5,599	(315)
Asset backed securities	—	—	—	8	16,368	(701)	8	16,368	(701)
Total	20	$64,438	$(4,640)	272	$932,836	$(96,513)	292	$997,274	$(101,153)

	December 31, 2024
	Less than 12 Months			12 Months or More			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	45	$160,846	$(7,630)	151	$515,598	$(67,968)	196	$676,444	$(75,598)
Residential mortgage backed securities	2	2,242	(94)	56	215,835	(40,417)	58	218,077	(40,511)
Commercial mortgage backed securities	—	—	—	86	257,829	(25,417)	86	257,829	(25,417)
State and municipal obligations	5	3,860	(63)	9	6,372	(383)	14	10,232	(446)
Asset backed securities	—	—	—	9	18,493	(1,359)	9	18,493	(1,359)
Total	52	$166,948	$(7,787)	311	$1,014,127	$(135,544)	363	$1,181,075	$(143,331)

As part of the Company’s ongoing monitoring process, management determined that the decrease in total gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2025 is primarily attributable to interest rate movements and tightening of credit spreads. As of December 31, 2025, the Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2025 and 2024, approximately 92% and 93%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2023	$572
Additions for which credit losses were not previously recorded	365
Reductions for securities sold during the period (realized)	(458)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(114)
Balance at December 31, 2023	365
Reductions for securities sold during the period (realized)	(389)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	24
Balance at December 31, 2024	—
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—
Balance at December 31, 2025	$—

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Gross realized investment gains	$757	$403	$93
Gross realized investment losses	(2,392)	(1,317)	(524)
Credit reversals (losses)	—	365	207
Total	$(1,635)	$(549)	$(224)

RiverSource Life Insurance Co. of New York

For the year ended December 31, 2024, net credit reversals primarily related to the sale of a previously impaired corporate debt security in the communications industry. For the year ended December 31, 2023, net credit reversals primarily related to the reversal of a previously recorded allowance for credit losses due to the sale of a corporate debt security in the communications industry partially offset by recording an allowance for credit losses of another corporate debt security in the communications industry.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2025 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$37,063	$36,883
Due after one year through five years	136,629	131,741
Due after five years through 10 years	218,565	204,045
Due after 10 years	591,670	582,180
	983,927	954,849
Residential mortgage backed securities	284,339	255,025
Commercial mortgage backed securities	232,459	217,662
Asset backed securities	18,579	18,344
Total	$1,519,304	$1,445,880

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Available-for-Sale securities	$64,083	$65,545	$66,737
Mortgage loans	5,087	5,649	6,080
Other investments	12,130	13,094	13,384
	81,300	84,288	86,201
Less: investment expenses	1,423	1,471	1,616
Total	$79,877	$82,817	$84,585

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Fixed maturities	$(1,635)	$(549)	$(224)
Mortgage loans	108	130	411
Total	$(1,527)	$(419)	$187

6. FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at January 1, 2023	$965
Provisions	(411)
Balance at December 31, 2023	554
Provisions	(130)
Balance at December 31, 2024	424
Provisions	(108)
Balance at December 31, 2025	$316

As of December 31, 2025 and 2024, accrued interest on mortgage loans was $387 thousand and $432 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

RiverSource Life Insurance Co. of New York

Credit Quality Information

There were no nonperforming loans as of both December 31, 2025 and 2024.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. There were no mortgage loans which management has assigned its highest risk rating as of both December 31, 2025 and 2024. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no mortgage loans past due as of both December 31, 2025 and 2024.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2025
(in thousands)	2025	2024	2023	2022	2021	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	—	—	—	—
60% – 80%	—	2,932	—	5,144	—	7,137	15,213
40% – 60%	—	—	—	2,620	2,333	18,603	23,556
<40%	—	—	1,306	—	2,777	74,239	78,322
Total	$—	$2,932	$1,306	$7,764	$5,110	$99,979	$117,091

	December 31, 2024
(in thousands)	2024	2023	2022	2021	2020	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	—	—	—	—
60% – 80%	2,987	—	4,111	—	5,418	5,108	17,624
40% – 60%	—	—	2,755	2,384	6,366	28,864	40,369
<40%	—	1,414	1,100	2,881	8,324	59,538	73,257
Total	$2,987	$1,414	$7,966	$5,265	$20,108	$93,510	$131,250

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2025	2024	2025	2024
East North Central	$9,864	$10,463	8%	8%
East South Central	4,121	4,520	4	3
Middle Atlantic	14,388	15,236	12	12
Mountain	11,335	15,563	10	12
New England	3,233	3,382	3	3
Pacific	36,974	41,816	32	32
South Atlantic	24,835	26,828	21	20
West North Central	7,442	8,202	6	6
West South Central	4,899	5,240	4	4
Total	$117,091	$131,250	100%	100%

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2025	2024	2025	2024
Apartments	$38,002	$42,598	32%	33%
Industrial	22,212	23,951	19	18
Mixed use	5,260	5,575	4	4
Office	11,255	16,088	10	12
Retail	32,613	34,710	28	27
Other	7,749	8,328	7	6
Total	$117,091	$131,250	100%	100%

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2025	$101,018	$2,102	$5,484	$29,889	$16,901
Capitalization of acquisition costs	3,068	—	19	3,366	184
Amortization	(8,574)	(403)	(412)	(2,482)	(1,253)
Balance at December 31, 2025	$95,512	$1,699	$5,091	$30,773	$15,832

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2025	$71	$577	$783	$4,871	$161,696
Capitalization of acquisition costs	—	92	(14)	192	6,907
Amortization	(8)	(40)	(61)	(587)	(13,820)
Balance at December 31, 2025	$63	$629	$708	$4,476	$154,783

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2024	$105,559	$2,569	$5,897	$28,611	$17,858
Capitalization of acquisition costs	4,264	—	23	3,693	355
Amortization	(8,805)	(467)	(436)	(2,415)	(1,312)
Balance at December 31, 2024	$101,018	$2,102	$5,484	$29,889	$16,901

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$79	$264	$807	$5,289	$166,933
Capitalization of acquisition costs	—	340	39	195	8,909
Amortization	(8)	(27)	(63)	(613)	(14,146)
Balance at December 31, 2024	$71	$577	$783	$4,871	$161,696

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in DSIC:

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2025	$5,366	$624	$5,990
Amortization	(540)	(119)	(659)
Balance at December 31, 2025	$4,826	$505	$5,331

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$5,950	$771	$6,721
Amortization	(584)	(147)	(731)
Balance at December 31, 2024	$5,366	$624	$5,990

8. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only, which are about 91% of the Company’s total in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2025 and 2024, traditional life and UL insurance policies in force were $11.2 billion, of which $7.8 billion and $7.9 billion as of December 31, 2025 and 2024, respectively, were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Direct premiums	$29,504	$37,884	$32,254
Reinsurance ceded	(10,791)	(10,749)	(10,841)
Net premiums	$18,713	$27,135	$21,413

Policy and contract charges are presented on the Statements of Income net of $12.4 million, $11.6 million and $11.0 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2025, 2024 and 2023, respectively.

The amount of claims recovered through reinsurance on all contracts was $25.4 million, $20.3 million and $22.6 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Reinsurance recoverables include approximately $152.1 million and $146.7 million related to LTC risk ceded to Genworth as of December 31, 2025 and 2024, respectively.

Policyholder account balances, future policy benefits and claims include $880 thousand and $981 thousand related to previously assumed reinsurance arrangements as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

9. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2025	2024
Policyholder account balances
Policyholder account balances	$1,201,148	$1,266,039
Future policy benefits
Reserve for future policy benefits	462,888	452,282
Deferred profit liability	8,603	8,412
Additional liabilities for insurance guarantees	105,216	93,655
Other insurance and annuity liabilities	10,561	14,399
Total future policy benefits	587,268	568,748
Policy claims and other policyholders’ funds	12,458	8,785
Total policyholder account balances, future policy benefits and claims	$1,800,874	$1,843,572

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB and GMIB provisions. See Note 2 and Note 11 for information regarding the Company’s variable annuity guarantees. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

RiverSource Life Insurance Co. of New York

The balances of and changes in policyholder account balances were as follows:

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2025	$222,195	$637,027	$25,773	$83,432
Contract deposits	2,224	5,905	3,702	8,127
Policy charges	(1,086)	(3)	—	(11,700)
Surrenders and other benefits	(28,039)	(75,896)	(5,648)	(3,570)
Net transfer from (to) separate account liabilities	(597)	—	—	—
Interest credited	6,814	24,301	798	2,738
Balance at December 31, 2025	$201,511	$591,334	$24,625	$79,027
Weighted-average crediting rate	3.3%	4.1%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$543,791
Cash surrender value(1)	$198,910	$591,002	N/A	$70,865

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$103,241	$170,458	$23,913	$1,266,039
Contract deposits	11,133	12,568	—	43,659
Policy charges	(6,120)	(8,754)	(2)	(27,665)
Surrenders and other benefits	(7,585)	(4,004)	(3,090)	(127,832)
Net transfer from (to) separate account liabilities	(2,541)	—	—	(3,138)
Interest credited	4,066	10,559	809	50,085
Balance at December 31, 2025	$102,194	$180,827	$21,630	$1,201,148
Weighted-average crediting rate	4.0%	3.0%	4.0%
Net amount at risk	$3,029,480	$881,499	$9,168
Cash surrender value(1)	$68,684	$160,202	$15,769

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2024	$251,056	$677,635	$25,052	$87,208
Contract deposits	5,145	6,120	6,530	8,859
Policy charges	(776)	(26)	—	(12,182)
Surrenders and other benefits	(36,893)	(72,274)	(6,642)	(3,427)
Net transfer from (to) separate account liabilities	(3,807)	—	—	—
Interest credited	7,470	25,572	833	2,974
Balance at December 31, 2024	$222,195	$637,027	$25,773	$83,432
Weighted-average crediting rate	3.2%	4.0%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$569,918
Cash surrender value(1)	$219,310	$636,172	N/A	$74,110

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$97,977	$159,277	$24,481	$1,322,686
Contract deposits	19,468	13,651	—	59,773
Policy charges	(6,339)	(8,412)	—	(27,735)
Surrenders and other benefits	(4,086)	(3,355)	(1,466)	(128,143)
Net transfer from (to) separate account liabilities	(7,702)	—	—	(11,509)
Interest credited	3,923	9,297	898	50,967
Balance at December 31, 2024	$103,241	$170,458	$23,913	$1,266,039
Weighted-average crediting rate	4.0%	2.3%	4.0%
Net amount at risk	$3,021,978	$917,731	$9,876
Cash surrender value(1)	$70,021	$147,686	$18,280

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

RiverSource Life Insurance Co. of New York

Refer to Note 11 for the net amount at risk for market risk benefits associated with variable annuities. Fixed and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2025 and 2024 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

	December 31, 2025
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$257	$5,177	$10,067	$5,011	$—	$20,512
	2% – 2.99%	4,337	—	—	—	—	4,337
	3% – 3.99%	90,452	—	—	—	—	90,452
	4% – 5.00%	81,371	—	—	—	—	81,371
	Total	$176,417	$5,177	$10,067	$5,011	$—	$196,672
Fixed annuities	1% – 1.99%	$5	$9,760	$8,292	$7,924	$3,641	$29,622
	2% – 2.99%	300	291	14	—	—	605
	3% – 3.99%	241,445	27	—	—	—	241,472
	4% – 5.00%	319,451	—	—	—	—	319,451
	Total	$561,201	$10,078	$8,306	$7,924	$3,641	$591,150
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,309	205	849	153	55	4,571
	3% – 3.99%	43,971	43	279	750	—	45,043
	4% – 5.00%	27,068	179	10	—	—	27,257
	Total	$74,348	$427	$1,138	$903	$55	$76,871
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$—	$223	$102	$1,943	$2,268
	2% – 2.99%	58	786	288	31	744	1,907
	3% – 3.99%	5,084	27	155	772	—	6,038
	4% – 5.00%	39,149	905	—	—	—	40,054
	Total	$44,291	$1,718	$666	$905	$2,687	$50,267
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$—	$—	$202	$202
	2% – 2.99%	—	—	—	10,898	—	10,898
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$—	$—	$—	$10,898	$202	$11,100
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	15,690	—	—	—	—	15,690
	Total	$15,690	$—	$—	$—	$—	$15,690
Total	1% – 1.99%	$262	$14,937	$18,582	$13,037	$5,786	$52,604
	2% – 2.99%	8,004	1,282	1,151	11,082	799	22,318
	3% – 3.99%	380,952	97	434	1,522	—	383,005
	4% – 5.00%	482,729	1,084	10	—	—	483,823
	Total	$871,947	$17,400	$20,177	$25,641	$6,585	$941,750
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

	December 31, 2024
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$2,059	$9,655	$7,152	$5,074	$126	$24,066
	2% – 2.99%	4,904	—	—	—	—	4,904
	3% – 3.99%	102,364	67	—	—	—	102,431
	4% – 5.00%	85,029	—	—	—	—	85,029
	Total	$194,356	$9,722	$7,152	$5,074	$126	$216,430
Fixed annuities	1% – 1.99%	$6,132	$12,131	$13,918	$6,307	$3,114	$41,602
	2% – 2.99%	572	105	13	—	—	690
	3% – 3.99%	267,561	148	—	—	—	267,709
	4% – 5.00%	326,709	—	—	—	—	326,709
	Total	$600,974	$12,384	$13,931	$6,307	$3,114	$636,710
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,389	148	743	7	44	4,331
	3% – 3.99%	45,770	45	254	659	—	46,728
	4% – 5.00%	29,958	179	11	—	—	30,148
	Total	$79,117	$372	$1,008	$666	$44	$81,207
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$—	$244	$104	$1,667	$2,015
	2% – 2.99%	376	803	—	33	452	1,664
	3% – 3.99%	5,637	32	93	692	—	6,454
	4% – 5.00%	42,983	564	—	—	—	43,547
	Total	$48,996	$1,399	$337	$829	$2,119	$53,680
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$376	$128	$—	$504
	2% – 2.99%	—	9,783	—	—	—	9,783
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$—	$9,783	$376	$128	$—	$10,287
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	18,207	—	—	—	—	18,207
	Total	$18,207	$—	$—	$—	$—	$18,207
Total	1% – 1.99%	$8,191	$21,786	$21,690	$11,613	$4,907	$68,187
	2% – 2.99%	9,241	10,839	756	40	496	21,372
	3% – 3.99%	421,332	292	347	1,351	—	423,322
	4% – 5.00%	502,886	743	11	—	—	503,640
	Total	$941,650	$33,660	$22,804	$13,004	$5,403	$1,016,521
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2025	$—	$35,346	$4,941	$48,273	$88,560
Beginning balance at original discount rate	—	38,026	5,185	48,223	91,434
Effect of changes in cash flow assumptions	—	2,380	(990)	(1,877)	(487)
Effect of actual variances from expected experience	—	(2,150)	(466)	2,508	(108)
Adjusted beginning of year balance	$—	$38,256	$3,729	$48,854	$90,839
Issuances	6,925	3,684	625	—	11,234
Interest accrual	23	1,867	224	2,430	4,544
Net premiums collected	(6,948)	(3,566)	(422)	(5,331)	(16,267)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$40,241	$4,156	$45,953	$90,350
Effect of changes in discount rate assumptions	—	(1,734)	(60)	1,283	(511)
Balance at December 31, 2025	$—	$38,507	$4,096	$47,236	$89,839

Present Value of Future Policy Benefits:
Balance at January 1, 2025	$67,569	$73,570	$30,612	$369,035	$540,786
Beginning balance at original discount rate	71,941	76,041	29,825	373,901	551,708
Effect of changes in cash flow assumptions	(67)	1,374	(1,550)	(1,077)	(1,320)
Effect of actual variances from expected experience	(169)	(3,773)	(651)	6,205	1,612
Adjusted beginning of year balance	$71,705	$73,642	$27,624	$379,029	$552,000
Issuances	6,925	3,655	626	—	11,206
Interest accrual	3,227	4,139	1,745	19,493	28,604
Benefit payments	(9,632)	(3,971)	(2,597)	(26,977)	(43,177)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$72,225	$77,465	$27,398	$371,545	$548,633
Effect of changes in discount rate assumptions	(2,178)	(821)	1,500	5,473	3,974
Balance at December 31, 2025	$70,047	$76,644	$28,898	$377,018	$552,607
Adjustment due to reserve flooring	$—	$120	$—	$—	$120

Net liability for future policy benefits	$70,047	$38,257	$24,802	$329,782	$462,888
Less: reinsurance recoverable	—	27,925	656	151,580	180,161
Net liability for future policy benefits, after reinsurance recoverable	$70,047	$10,332	$24,146	$178,202	$282,727
Discounted expected future gross premiums	$—	$100,961	$42,652	$53,924	$197,537
Expected future gross premiums	$—	$163,067	$59,642	$71,659	$294,368
Expected future benefit payments	$102,492	$129,035	$44,830	$609,740	$886,097
Weighted average interest accretion rate	4.5%	6.2%	6.5%	5.2%
Weighted average discount rate	5.0%	5.4%	5.2%	5.3%
Weighted average duration of liability (in years)	6	7	6	8

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products

Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$34,522	$7,836	$48,489	$90,847
Beginning balance at original discount rate	—	35,649	7,720	47,397	90,766
Effect of changes in cash flow assumptions	—	3,237	(1,939)	4,830	6,128
Effect of actual variances from expected experience	—	(2,229)	(837)	(409)	(3,475)
Adjusted beginning of year balance	$—	$36,657	$4,944	$51,818	$93,419
Issuances	13,729	3,071	553	—	17,353
Interest accrual	53	1,788	309	2,512	4,662
Net premiums collected	(13,782)	(3,490)	(621)	(6,107)	(24,000)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$38,026	$5,185	$48,223	$91,434
Effect of changes in discount rate assumptions	—	(2,680)	(244)	50	(2,874)
Balance at December 31, 2024	$—	$35,346	$4,941	$48,273	$88,560

Present Value of Future Policy Benefits:
Balance at January 1, 2024	$64,261	$74,238	$37,113	$395,386	$570,998
Beginning balance at original discount rate	67,270	73,159	34,643	383,284	558,356
Effect of changes in cash flow assumptions	(1,352)	3,921	(3,096)	(1,924)	(2,451)
Effect of actual variances from expected experience	(1,387)	(2,563)	(1,481)	(2,519)	(7,950)
Adjusted beginning of year balance	$64,531	$74,517	$30,066	$378,841	$547,955
Issuances	13,729	3,061	552	—	17,342
Interest accrual	3,152	4,132	1,916	19,949	29,149
Benefit payments	(9,471)	(5,669)	(2,709)	(24,889)	(42,738)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$71,941	$76,041	$29,825	$373,901	$551,708
Effect of changes in discount rate assumptions	(4,372)	(2,471)	787	(4,866)	(10,922)
Balance at December 31, 2024	$67,569	$73,570	$30,612	$369,035	$540,786

Adjustment due to reserve flooring	$—	$56	$—	$—	$56

Net liability for future policy benefits	$67,569	$38,280	$25,671	$320,762	$452,282
Less: reinsurance recoverable	—	27,679	718	146,132	174,529
Net liability for future policy benefits, after reinsurance recoverable	$67,569	$10,601	$24,953	$174,630	$277,753
Discounted expected future gross premiums	$—	$82,293	$43,468	$57,490	$183,251
Expected future gross premiums	$—	$136,563	$62,172	$79,143	$277,878
Expected future benefit payments	$101,241	$126,924	$49,284	$626,799	$904,248

Weighted average interest accretion rate	4.5%	6.2%	6.5%	5.4%
Weighted average discount rate	5.4%	5.7%	5.6%	5.6%

Weighted average duration of liability (in years)	6	6	7	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2025 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates offset by updates to LTC mortality assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increases and decreased disability income insurance claim incidence rates.

RiverSource Life Insurance Co. of New York

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$88,098	$5,557	$—	$93,655
Interest accrual	2,807	400	23	3,230
Benefit accrual	9,336	560	183	10,079
Benefit payments	(4,657)	(691)	(474)	(5,822)
Effect of actual variances from expected experience	2,026	105	420	2,551
Impact of change in net unrealized (gains) losses on securities	1,185	47	291	1,523
Balance at December 31, 2025	$98,795	$5,978	$443	$105,216
Weighted average interest accretion rate	2.9%	6.8%	3.7%
Weighted average discount rate	3.1%	7.1%	4.0%
Weighted average duration of reserves (in years)	9	8	7

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$80,639	$5,509	$217	$86,365
Interest accrual	2,550	379	22	2,951
Benefit accrual	9,648	424	241	10,313
Benefit payments	(3,541)	(352)	(231)	(4,124)
Effect of actual variances from expected experience	(91)	(352)	(65)	(508)
Impact of change in net unrealized (gains) losses on securities	(1,107)	(51)	(184)	(1,342)
Balance at December 31, 2024	$88,098	$5,557	$—	$93,655
Weighted average interest accretion rate	3.0%	6.7%	3.9%
Weighted average discount rate	3.2%	7.0%	4.1%
Weighted average duration of reserves (in years)	9	7	7

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2025		2024
(in thousands)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$7,284	$3,204	$15,122	$3,099
Term and whole life insurance	9,569	2,272	9,366	2,344
Disability income insurance	6,126	1,521	6,354	1,607
Long term care insurance	6,525	17,063	7,042	17,437
Total	$29,504	$24,060	$37,884	$24,487

The following tables summarize the balances of and changes in unearned revenue:

(in thousands)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2025	$97	$11,564	$22,279	$33,940
Deferral of revenue	11	3,842	3,681	7,534
Amortization	(13)	(963)	(1,830)	(2,806)
Balance at December 31, 2025	$95	$14,443	$24,130	$38,668
Balance at January 1, 2024	$98	$9,038	$20,154	$29,290
Deferral of revenue	12	3,285	3,780	7,077
Amortization	(13)	(759)	(1,655)	(2,427)
Balance at December 31, 2024	$97	$11,564	$22,279	$33,940

RiverSource Life Insurance Co. of New York

10. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2025	$4,083,723	$551,133	$4,634,856
Premiums and deposits	86,438	27,776	114,214
Policy charges	(77,675)	(20,341)	(98,016)
Surrenders and other benefits	(468,025)	(20,406)	(488,431)
Investment return	520,921	82,706	603,627
Net transfer from (to) general account	545	469	1,014
Other charges	(64)	(1)	(65)
Balance at December 31, 2025	$4,145,863	$621,336	$4,767,199
Cash surrender value	$4,063,004	$587,451	$4,650,455

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$4,018,325	$496,999	$4,515,324
Premiums and deposits	112,608	28,088	140,696
Policy charges	(80,105)	(19,541)	(99,646)
Surrenders and other benefits	(424,604)	(24,446)	(449,050)
Investment return	454,577	68,658	523,235
Net transfer from (to) general account	2,982	1,377	4,359
Other charges	(60)	(2)	(62)
Balance at December 31, 2024	$4,083,723	$551,133	$4,634,856
Cash surrender value	$3,989,419	$521,592	$4,511,011

11. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table summarizes the balances of and changes in market risk benefits:

	Years Ended December 31,
(in thousands, except age)	2025	2024	2023
Balance at beginning of period	$(120,605)	$(47,475)	$4,137
Issuances	—	—	3
Interest accrual and time decay	(10,735)	(9,164)	(8,114)
Reserve increase from attributed fees collected	41,880	43,501	43,343
Reserve release for benefit payments and derecognition	(145)	(297)	(1,878)
Effect of changes in interest rates and bond markets	(4,912)	(53,866)	(19,266)
Effect of changes in equity markets and subaccount performance	(49,488)	(64,842)	(69,222)
Effect of changes in equity index volatility	5,092	3,339	(4,254)
Actual policyholder behavior different from expected behavior	2,147	1,653	(2,579)
Effect of changes in future expected assumptions	4,570	3,793	6,621
Effect of changes in the instrument-specific credit risk on market risk benefits	(1,421)	2,753	3,734
Balance at end of period	$(133,617)	$(120,605)	$(47,475)
Reconciliation of the gross balances in an asset or liability position:
Asset position	$155,104	$147,075	$94,641
Liability position	(21,487)	(26,470)	(47,166)
Net asset (liability) position	$133,617	$120,605	$47,475
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$5,595	$19,210	$58,245
Living benefits	$23,729	$38,955	$54,321
Composite (greater of)	$29,119	$55,956	$107,200

Weighted average attained age of contractholders	68	68	67

Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(59,507)	$(118,760)	$(96,583)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$(1,226)	$2,866	$3,742

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2025
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(133,617)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.9%
			Surrender rate(2)	0.5%	–	53.4%	4.3%
			Market volatility(3)	0.0%	–	24.9%	11.2%
			Nonperformance risk(4)	65 bps			65 bps
			Mortality rate(5)	0.0%	–	39.2%	2.0%

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(120,605)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.6%
			Surrender rate(2)	0.4%	–	39.4%	3.9%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65 bps
			Mortality rate(5)	0.0%	–	37.4%	1.8%

RiverSource Life Insurance Co. of New York

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2025 and 2024, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2025

•	Updates to surrender assumptions resulted in a decrease to pretax income of $3.3 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $678 thousand.

Year ended December 31, 2024

•	Updates to surrender assumptions resulted in a decrease to pretax income of $2.3 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $994 thousand.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

12. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$870,864	$10,860	$881,724
Residential mortgage backed securities	—	255,025	—	255,025
Commercial mortgage backed securities	—	217,662	—	217,662
State and municipal obligations	—	72,283	—	72,283
Asset backed securities	—	18,344	—	18,344
Foreign government bonds and obligations	—	619	—	619
U.S. government and agency obligations	223	—	—	223
Total Available-for-Sale securities	223	1,434,797	10,860	1,445,880
Cash equivalents	—	120,449	—	120,449
Market risk benefits	—	—	155,104	155,104	(1)
Other assets:
Interest rate derivative contracts	204	1,516	—	1,720
Equity derivative contracts	3,323	81,434	—	84,757
Foreign exchange derivative contracts	50	—	—	50
Total other assets	3,577	82,950	—	86,527
Separate account assets at net asset value (“NAV”)				4,767,199	(2)
Total assets at fair value	$3,800	$1,638,196	$165,964	$6,575,159

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$61,894	$61,894
Total policyholder account balances, future policy benefits and claims	—	—	61,894	61,894	(3)
Market risk benefits	—	—	21,487	21,487	(1)
Other liabilities:
Interest rate derivative contracts	—	1,858	—	1,858
Equity derivative contracts	182	52,228	—	52,410
Total other liabilities	182	54,086	—	54,268
Total liabilities at fair value	$182	$54,086	$83,381	$137,649

RiverSource Life Insurance Co. of New York

	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$826,806	$14,589	$841,395
Residential mortgage backed securities	—	224,106	—	224,106
Commercial mortgage backed securities	—	257,829	—	257,829
State and municipal obligations	—	73,007	—	73,007
Asset backed securities	—	23,490	—	23,490
Foreign government bonds and obligations	—	585	—	585
U.S. government and agency obligations	218	—	—	218
Total Available-for-Sale securities	218	1,405,823	14,589	1,420,630
Cash equivalents	—	145,762	—	145,762
Market risk benefits	—	—	147,075	147,075	(1)
Other assets:
Interest rate derivative contracts	79	1,712	—	1,791
Equity derivative contracts	2,011	115,824	—	117,835
Foreign exchange derivative contracts	189	426	—	615
Total other assets	2,279	117,962	—	120,241
Separate account assets at NAV				4,634,856	(2)
Total assets at fair value	$2,497	$1,669,547	$161,664	$6,468,564

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$59,724	$59,724
Total policyholder account balances, future policy benefits and claims	—	—	59,724	59,724	(3)
Market risk benefits	—	—	26,470	26,470	(1)
Other liabilities:
Interest rate derivative contracts	—	2,229	—	2,229
Equity derivative contracts	202	45,911	—	46,113
Total other liabilities	202	48,140	—	48,342
Total liabilities at fair value	$202	$48,140	$86,194	$134,536

(1)

See Note 11 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $6.5 million cumulative decrease to the embedded derivatives as of both December 31, 2025 and 2024.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2025	$14,589		$(59,724)
Total gains (losses) included in:
Net income	(60	)(1)	(12,945	)(2)
Other comprehensive income (loss)	379		—
Issues	—		1,765
Settlements	(4,048)		9,010
Balance at December 31, 2025	$10,860		$(61,894)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2025	$(60	)(1)	$(12,945	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2025	$346		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2024	$23,276		$(50,529)
Total gains (losses) included in:
Net income	(58	)(1)	(17,910	)(2)
Other comprehensive income (loss)	410		—
Issues	—		(257)
Settlements	(9,039)		8,972
Balance at December 31, 2024	$14,589		$(59,724)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2024	$(58	)(1)	$(17,910	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2024	$249		$—

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2023	$29,372		$(42,382)
Total gains (losses) included in:
Net income	(68	)(1)	(13,670	)(2)
Other comprehensive income (loss)	585		—
Purchases	419		—
Issues	—		(2,453)
Settlements	(7,032)		7,976
Balance at December 31, 2023	$23,276		$(50,529)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2023	$(68	)(1)	$(13,670	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2023	$511		$—

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(1.1) million, $(454) thousand and $20 thousand, net of the reinsurance accrual, for the years ended December 31, 2025, 2024 and 2023, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2025
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$10,836	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.9%	–	1.4%	1.1%
IUL embedded derivatives	$61,894	Discounted cash flow	Nonperformance risk(2)	65 bps			65 bps

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$14,560	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.6%	1.3%
IUL embedded derivatives	$59,724	Discounted cash flow	Nonperformance risk(2)	65 bps			65 bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the U.S. Treasury curve.

RiverSource Life Insurance Co. of New York

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2025 and 2024. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

RiverSource Life Insurance Co. of New York

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption, IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2025 and 2024. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2025 and 2024, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2025
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$116,775	$—	$—	$111,667	$111,667
Policy loans	62,715	—	62,715	—	62,715

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$618,385	$—	$—	$572,904	$572,904
Separate account liabilities — investment contracts	3,163	—	3,163	—	3,163

	December 31, 2024
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$130,826	$—	$—	$120,595	$120,595
Policy loans	60,538	—	60,538	—	60,538

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$665,141	$—	$—	$636,395	$636,395
Separate account liabilities — investment contracts	3,358	—	3,358	—	3,358

See Note 6 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 9 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

13. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

RiverSource Life Insurance Co. of New York

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $21.9 million, $22.6 million and $23.0 million for the years ended December 31, 2025, 2024 and 2023, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal and various state income tax returns of Ameriprise Financial. The net amount due from Ameriprise Financial for income taxes was $1.6 million and $1.3 million as of December 31, 2025 and 2024, respectively, which is reflected in Other assets.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% and an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department’s non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

Dividends or Distributions

During each of the years ended December 31, 2025, 2024 and 2023, the Company paid cash dividends or distributions of $50 million to RiverSource Life. For dividends or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2025 and 2024, application of these New York prescribed practices which deviate from the NAIC requirements resulted in an increase of $11.7 million and a decrease of $469 thousand to the Company’s net income, respectively, and a decrease to the Company’s statutory surplus of $64.8 million and $76.5 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of: (i) 10% of statutory surplus as of the immediately preceding year end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $83.4 million, $83.8 million and $66.6 million for the years ended December 31, 2025, 2024 and 2023, respectively.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Net Income
Net income, per accompanying GAAP financial statements	$56,068	$73,394	$46,567
Net income (loss), SAP basis(1)	86,956	(17,477)	60,310
Difference	$(30,888)	$90,871	$(13,743)

	December 31,
(in thousands)	2025	2024
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$471,859	$430,881
Capital and surplus, SAP basis(2)	215,821	218,309
Difference	$256,038	$212,572

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $106.9 million and $109.4 million as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, bonds carried at $221 thousand and $217 thousand, respectively, were on deposit with the State of New York as required by law.

15. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$82,244	$—	$82,244	$(44,305)	$(25,954)	$(11,812)	$173
OTC cleared	706	—	706	(706)	—	—	—
Exchange-traded	3,577	—	3,577	(182)	—	—	3,395
Total	$86,527	$—	$86,527	$(45,193)	$(25,954)	$(11,812)	$3,568

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$117,297	$—	$117,297	$(37,596)	$(73,188)	$(6,475)	$38
OTC cleared	665	—	665	(665)	—	—	—
Exchange-traded	2,279	—	2,279	(202)	—	—	2,077
Total	$120,241	$—	$120,241	$(38,463)	$(73,188)	$(6,475)	$2,115

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$52,656	$—	$52,656	$(44,305)	$—	$(8,349)	$2
OTC cleared	1,430	—	1,430	(706)	—	—	724
Exchange-traded	182	—	182	(182)	—	—	—
Total	$54,268	$—	$54,268	$(45,193)	$—	$(8,349)	$726

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$46,836	$—	$46,836	$(37,596)	$—	$(9,240)	$—
OTC cleared	1,304	—	1,304	(665)	—	—	639
Exchange-traded	202	—	202	(202)	—	—	—
Total	$48,342	$—	$48,342	$(38,463)	$—	$(9,240)	$639

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2025			December 31, 2024
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,299,300	$1,720	$1,858	$1,822,300	$1,791	$2,229
Equity contracts	1,372,051	84,757	52,410	1,551,292	117,835	46,113
Foreign exchange contracts	60,361	50	—	88,905	615	—
Total non-designated hedges	3,731,712	86,527	54,268	3,462,497	120,241	48,342
Embedded derivatives
IUL	N/A	—	61,894	N/A	—	59,724
Total embedded derivatives	N/A	—	61,894	N/A	—	59,724
Total derivatives	$3,731,712	$86,527	$116,162	$3,462,497	$120,241	$108,066

N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2025 and 2024, investment securities with a fair value of $98.4 million and $88.8 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $9.0 million and $10.6 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2025 and 2024, investment securities with a fair value of $12.9 million and $7.0 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $12.9 million and $7.0 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2025 and 2024, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2025 and 2024, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2025
Interest rate contracts	$—	$(11,823)
Equity contracts	5,526	(46,663)
Foreign exchange contracts	—	(3,623)
IUL embedded derivatives	(3,935)	—
Total gain (loss)	$1,591	$(62,109)
Year Ended December 31, 2024
Interest rate contracts	$—	$(56,025)
Equity contracts	3,916	(56,970)
Foreign exchange contracts	—	6,163
Credit contracts	—	4,105
IUL embedded derivatives	(8,938)	—
Total gain (loss)	$(5,022)	$(102,727)
Year Ended December 31, 2023
Interest rate contracts	$—	$(23,725)
Equity contracts	4,569	(77,123)
Foreign exchange contracts	—	402
Credit contracts	—	(19)
IUL embedded derivatives	(5,694)	—
Total gain (loss)	$(1,125)	$(100,465)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make for these options as of December 31, 2025:

(in thousands)	Premiums Payable
2026	$23,700
2027	—
2028	—
2029	13,830
2030	21,870
Total	$59,400

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of IUL product obligations is considered an embedded derivative, which is bifurcated from the host contract for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 11, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2025 and 2024, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $8.3 million and $9.1 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2025 and 2024 was $8.3 million and $9.1 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2025 and 2024 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil as of both December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

17. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2025
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$49,848	$(10,468)	$39,380
Reclassification of net (gains) losses on securities included in net income(2)	1,635	(343)	1,292
Impact of benefit reserves and reinsurance recoverables	(1,003)	211	(792)
Net unrealized gains (losses) on securities	50,480	(10,600)	39,880
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,711)	1,619	(6,092)
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	1,421	(299)	1,122
Total other comprehensive income (loss)	$44,190	$(9,280)	$34,910

	Year Ended December 31, 2024
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(31,130)	$6,537	$(24,593)
Reclassification of net (gains) losses on securities included in net income(2)	549	(115)	434
Impact of benefit reserves and reinsurance recoverables	612	(129)	483
Net unrealized gains (losses) on securities	(29,969)	6,293	(23,676)
Effect of changes in discount rate assumptions on certain long-duration contracts	11,697	(2,456)	9,241
Effect of changes in instrument-specific credit risk on MRBs	(2,753)	578	(2,175)
Total other comprehensive income (loss)	$(21,025)	$4,415	$(16,610)

	Year Ended December 31, 2023
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$54,710	$(11,489)	$43,221
Reclassification of net (gains) losses on securities included in net income(2)	224	(47)	177
Impact of benefit reserves and reinsurance recoverables	(2,181)	458	(1,723)
Net unrealized gains (losses) on securities	52,753	(11,078)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,753)	1,628	(6,125)
Effect of changes in instrument-specific credit risk on MRBs	(3,734)	784	(2,950)
Total other comprehensive income (loss)	$41,266	$(8,666)	$32,600

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in thousands)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Total
Balance at January 1, 2023	$(123,429)	$144	$725	$(122,560)
OCI before reclassifications	41,498	(6,125)	(2,950)	32,423
Amounts reclassified from AOCI	177	—	—	177
Total OCI	41,675	(6,125)	(2,950)	32,600
Balance at December 31, 2023	(81,754)	(5,981)	(2,225)	(89,960)
OCI before reclassifications	(24,110)	9,241	(2,175)	(17,044)
Amounts reclassified from AOCI	434	—	—	434
Total OCI	(23,676)	9,241	(2,175)	(16,610)
Balance at December 31, 2024	(105,430)	3,260	(4,400)	(106,570)
OCI before reclassifications	38,588	(6,092)	1,122	33,618
Amounts reclassified from AOCI	1,292	—	—	1,292
Total OCI	39,880	(6,092)	1,122	34,910
Balance at December 31, 2025	$(65,550)	$(2,832)	$(3,278)	$(71,660)

18. INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Current income tax
Federal	$(2,889)	$566	$9,247
State and local	36	117	(173)
Total current income tax	(2,853)	683	9,074
Deferred federal income tax	13,955	14,880	(1,519)
Total income tax provision	$11,102	$15,563	$7,555

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2025		2024		2023
(in thousands, except percentages)	Amount	Percentage	Amount	Percentage	Amount	Percentage
U.S. federal statutory tax rate	$14,106	21.0%	$18,681	21.0%	$11,366	21.0%
State and local income taxes, net of federal income tax effect(1)	28	—	93	0.1	(137)	(0.3)
Tax credits:
Foreign tax credits, net of addback	(1,429)	(2.1)	(1,219)	(1.4)	(1,576)	(2.9)
Nontaxable or nondeductible items:
Dividends received deduction	(1,773)	(2.6)	(1,857)	(2.1)	(1,848)	(3.4)
Other	75	0.1	(6)	—	109	0.2
Changes in unrecognized tax benefits	—	—	—	—	(309)	(0.6)
Other adjustments	95	0.1	(129)	(0.1)	(50)	—
Effective tax rate	$11,102	16.5%	$15,563	17.5%	$7,555	14.0%

(1)	State taxes in Illinois made up the majority (greater than 50 percent) of the tax effect in this category for 2025, 2024 and 2023.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2025 and 2024. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2025	2024
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$34,864	$50,126
Investments including net unrealized on Available-for-Sale securities	15,911	25,863
Other	358	262
Gross deferred income tax assets	51,133	76,251
Deferred income tax liabilities
Deferred acquisition costs	20,036	21,873
Other	1,226	1,272
Gross deferred income tax liabilities	21,262	23,145
Net deferred income tax assets	$29,871	$53,106

Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company’s results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of the deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of both December 31, 2025 and 2024.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2025	2024	2023
Balance at January 1	$—	$—	$320
Additions for tax positions related to the current year	—	—	6
Reductions for tax positions related to the current year	—	—	(6)
Additions for tax positions of prior years	—	—	324
Reductions for tax positions of prior years	—	—	(644)
Balance at December 31	$—	$—	$—

For all open tax years and all major taxing jurisdictions, management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company did not recognize interest and penalties for the years ended December 31, 2025 and 2024, and recognized a net decrease of $90 thousand in interest and penalties for the year ended December 31, 2023. As of both December 31, 2025 and 2024, the Company did not have a payable related to accrued interest and penalties.

The Company files its federal income tax return as part of the consolidated income tax return of Ameriprise Financial in the U.S. federal jurisdiction. The Company files as a separate entity and as part of unitary or combined returns with Ameriprise Financial and other affiliates in various state jurisdictions. The federal statutes of limitations are closed on years through 2018, except for two issues for 2016 which were claimed on an amended return. During the second quarter of 2025, the Internal Revenue Service (“IRS”) finalized the audit of Ameriprise Financial’s U.S. income tax returns for tax years 2019 and 2020, except for one issue for 2020, which remains open. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2021 through 2023. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2018 through 2023.

The legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was enacted on July 4, 2025. The corporate tax law changes resulting from the OBBBA did not have an impact to the Company’s financial statements for the year ended December 31, 2025 and, based on current guidance, the Company does not expect to record any material impacts in the future.

Income taxes paid (received) were as follows:

(in thousands)	2025	2024	2023
Income taxes paid (received), net	$(2,612)	$2,435	$12,777
Federal	(2,729)	2,608	12,854
State and local	117	(173)	(77)
Illinois	*	(132)	*
Other state and local	*	(41)	*

*	The amount of income taxes paid during the year is below the required 5% disaggregation threshold.

RiverSource Life Insurance Co. of New York

19. COMMITMENTS AND CONTINGENCIES

Commitments

As of both December 31, 2025 and 2024, the Company had no funding commitments related to mortgage loans.

Contingencies

The Company and its affiliates are involved, in the normal course of business, in legal proceedings, which include regulatory inquiries, arbitration and litigation (including class actions), concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or has been subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates are cooperating with the applicable regulators. The Company and its affiliates typically have numerous pending matters that include information requests, exams, inquiries or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; recordkeeping requirements; and transaction monitoring systems and controls.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2025 and 2024, the Company had no accrual established for estimated future guaranty fund assessments.

SAI9025_12_E01_(05/26)

PART C – OTHER INFORMATION
Item 27. Exhibits
(a)	(i)
Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio
Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement
No. 333-03867 is incorporated by reference.

(ii)
Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and
Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant's
Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(b)		Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable
Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New
York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable
Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or
about Jan. 2, 2007, is incorporated by reference.

(d)	(i)
Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity (form 411380 NY) and data pages filed electronically as Exhibit 4.1 to Registrant’s Initial Registration Statement on Form N-4 No.333-186220 on or about
Jan.25, 2013 is incorporated by reference.

(ii)
Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's
Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(iii)
Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective
Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(iv)
Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective
Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(v)
Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is
incorporated by reference.

(vi)
Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(vii)
Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(viii)
Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(ix)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider and data page filed electronically as Exhibit 4.13 to
Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

(x)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider and data page filed electronically as Exhibit 4.14 to
Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

(xi)
Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data pages filed electronically as
Exhibit 4.21 to RiverSource Variable Account 10 Initial Registration Statement No. 333-186218, filed on or about Jan.25,
2013 is incorporated by reference.

(xii)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider and data page are filed as
Exhibit 4.13 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xiii)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider and data page are filed as
Exhibit 4.14 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is herein incorporated by reference.

(xiv)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider and data page are filed as
Exhibit 4.15 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xv)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider and data page are filed as Exhibit 4.16 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xvi)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Rider and data page are filed as
Exhibit 4.17 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xvii)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Plus Rider and data page are filed as
Exhibit 4.20 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xviii)
Form of Guaranteed Minimum Death Benefit Rider Single Life Rider is filed as Exhibit 4.21 to Registrant’s Initial
Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xix)
Form of Guaranteed Minimum Death Benefit Rider Joint Life Rider is filed as Exhibit 4.22 to Registrant’s Initial
Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xx)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Tempo NY Rider and data page filed as
Exhibit 4.22 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.

(xxi)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Tempo NY Rider and data page filed as
Exhibit 4.23 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.

(xxii)
Form of Investment Options and Limits Endorsement (116532-NY) filed as Exhibit 4.24 to Registrant’s Post-Effective
Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.

(xxiii)
Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-JTNY) filed as Exhibit 4.25 to Registrant’s
Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.

(xxiv)
Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-SGNY) filed as Exhibit 4.26 to Registrant’s
Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.

(e )
Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration
Statement No. 333-91691 is incorporated herein by reference. See Exhibit 5 to Registration Statement No. 333-91691 filed on 4/28/1998.

(f)	(i)
Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as
Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(ii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as
Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(g)		Not applicable.
(h)	(i)
Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance
Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and
AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to
Registration Statement No. 333-44644 is incorporated herein by reference.

(ii)
Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iii)
Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance
Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia
Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iv)
Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(v)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc.
(formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's
Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

(vi)
Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American
Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

(vii)
Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life
Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 24 is incorporated by reference.

(viii)
Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable
Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective
Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(ix)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life
Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective
Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

(x)
Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Co. of New York, Wanger Advisors
Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as
Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration
Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(xi)
Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and
Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant's Post-Effective
Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

(xii)
Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds,
Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to
RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(xiii)
Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock
Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s Post-Effective
Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.

(xiv)
Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. Of New York,
RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS
Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to
Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.

(xv)
Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio
Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xvi)
Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and
RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment
No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xvii)
Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell &
Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to Registrant’s
Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xviii)
Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance
Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co.
filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is
incorporated herein by reference.

(xix)
Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of
New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg
Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III,
Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor
Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement
No. 333-91691 is incorporated by reference.

(xx)
Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan
Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and
IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to
Registration Statement No. 333-91691 is incorporated by reference.

(xxi)
Participation Agreement dated Oct. 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise
Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is
incorporated herein by reference.

(xxii)
Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource
Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as
Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

(xxiii)
Participation Agreement between IDS Life Insurance Company of New York and INVESCO Variable Investment Funds, Inc,
and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to Registrant's Post-Effective
Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)		Not Applicable.
(j)		Not Applicable.
(k)		Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)		Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
(m)		Not applicable.
(n)		Not applicable.
(o)		Not applicable.
(p)(i)		Power of Attorney to sign Amendment to this Registration Statement dated April 16, 2026, is filed electronically herewith.
(p)(ii)		Resolution of Board of Directors regarding Power of Attorney is filed electronically herewith.
Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Jason J. Poor	1765 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer
Diana M. Marchesi	1333 Jones St. #401San Francisco CA 94109	Director
Alyson L. Adams		Director
John D. Bullock		Director
Michael J. Pelzel		Senior Vice President - Corporate Tax
Kevin L. Kehn		Senior Vice President and Chief Actuary
Sarah J. Thompson		Director and Vice President - Insurance Product Development and Management
Karen M. Bohn	940 Cape Marco Drive #2205Marco Island FL 34145	Director
Ronald L. Guzior	BST& Co. CPAs, LLP 26 Computer Drive West Albany, NY 12205	Director

Name	Principal Business Address*	Position and Offices With Depositor
Brian E. Hartert		Director
Shweta Jhanji		Senior Vice President and Treasurer
Paula J. Minella		Secretary
Greg L. Ewing		Vice President, Chief Financial Officer and Controller
Kara D. Sherman		Vice President – National Sales Manager - Insurance
*
Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise Installment Financing, LLC	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota

Parent Company /Subsidiary Name	Jurisdiction
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
Lionstone CREAD GP, LLC	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Partners, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Raleigh Development Partners GP, LLC	Delaware
Lionstone RDP Co-Investment Fund I GP, LLC	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) Limited	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Netherlands B.V.	Netherlands
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP4	Scotland
Columbia Threadneedle PE Co-Investment FP LP4	Scotland
Columbia Threadneedle Real Estate Partners LLP[5]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management Limited	England & Wales
Columbia Threadneedle REP Property Management Limited	England & Wales
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
The Aurora Fund (Founder Partner) LP4	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP4	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C European Capital Partners (Founder Partner) LP4	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP4	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Group ESOP Trustee Limited	Scotland
FP Asset Management Holdings Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[6]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
Columbia Threadneedle Pullman Promote Ltd.	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV Nominee (7) Limited	England
Sackville UK Property Select IV Nominee (8) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Columbia Threadneedle AM (Holdings) Limited owns a percentage of the entity
5
Columbia Threadneedle Treasury Limited holds 1 unit
6
One-third of this entity is owned by American Express Travel Related Services

Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter RiverSource Distributors Inc.
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Jason J. Poor	Chairman of the Board and Chief Executive Officer
Jessica A. Kneeshaw	Director
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Michel S. Mattox	Chief Financial Officer

*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$18,776,398	None	None	None
Item 32. Location of Accounts and Records
Not applicable.
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Co. of New York (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on April 24, 2026.
RiverSource of New York Variable Annuity Account
(Registrant)
By:	/s/ Jason J. Poor
Jason J. Poor President and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on April 24, 2026.

RiverSource Life Insurance Co. of New York
(Depositor)
By:	/s/ Jason J. Poor
Jason J. Poor President and Chief Executive Officer
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2026.
Signature	Title
/s/ Jason J. Poor	President and Chief Executive Officer (Chief Executive Officer)
Jason J. Poor
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Kevin L. Kehn	Director, Senior Vice President and Chief Actuary
Kevin L. Kehn
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Jason J. Poor	Chairman of the Board, Senior Vice President – Service & Operations
Jason J. Poor
/s/ Ronald L. Guzior	Director
Ronald L. Guzior
/s/ Brian E. Hartert	Director
Brian E. Hartert
/s/ Karen M. Bohn	Director
Karen M. Bohn
/s/ Alyson L. Adams	Director
Alyson L. Adams
/s/ Diana M. Marchesi	Director
Diana M. Marchesi

Signature	Title
/s/ John D. Bullock	Director
John D. Bullock
/s/ Gregg L. Ewing	Vice President, Chief Financial Officer and Controller (Principal Accounting Officer) (Chief Financial Officer)
Gregg L. Ewing
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement dated April 16, 2026, filed electronically herewith as Exhibit (p)(i) by:

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

Contents of Post-Effective Amendment No. 8
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource RAVA 5 Advantage Variable Annuity
(Offered for contract applications signed on or after April 29, 2019)
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated May 1, 2026 is filed electronically herewith.
PART C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered
(l)	Consent of Independent Registered Public Accounting Firm
(p)(i)	Power of Attorney
(p)(ii)	Resolution of Board of Directors regarding Power of Attorney